UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-08648


                                 WT MUTUAL FUND
               (Exact name of registrant as specified in charter)


                              1100 N. Market Street
                              WILMINGTON, DE 19890
               (Address of principal executive offices) (Zip code)


                                  Neil Wolfson
                              1100 N. Market Street
                              WILMINGTON, DE 19890
                     (Name and address of agent for service)


                                  800-254-3948
               Registrant's telephone number, including area code

                        Date of fiscal year end: JUNE 30

                  Date of reporting period: SEPTEMBER 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.

WILMINGTON FUNDS-- MONEY MARKET FUNDS / Prime Money Market Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                              MOODY'S/S&P          PRINCIPAL
                                                                RATINGS(1)          AMOUNT               VALUE
                                                              -----------       ---------------    ----------------
CERTIFICATES OF DEPOSIT -- 56.0%
  FOREIGN BANKS, FOREIGN CENTERS -- 16.5%
    Bank of Nova Scotia, 5.28%, 10/20/06                       P-1, A-1+        $   100,000,000    $    100,000,000
    Deutsche Bank, 5.11%, 10/10/06                             P-1, A-1+            100,000,000          99,997,830
    Landesbank Baden-Wuerttemberg, 5.34%, 12/13/06             P-1, A-1+            100,000,000         100,000,000
    Svenska Handelsbanken, 5.44%, 10/26/06                     P-1, A-1+            105,000,000         104,998,964
    Unicredito London, 5.31%, 11/27/06                         P-1, A-1+             50,000,000          50,000,000
                                                                                                   ----------------

                                                                                                        454,996,794
                                                                                                   ----------------
  FOREIGN BANKS, U.S BRANCHES -- 27.3%
    ABN Amro Bank, 5.36%, 01/11/07                             P-1, A-1+            100,000,000         100,002,756
    Barclays Bank PLC, 5.40%, 10/02/06                         P-1, A-1+            100,000,000         100,000,000
    CIBC NY, 5.40%, 10/06/06                                    P-1, A-1            100,000,000         100,000,000
    Credit Suisse First Boston, 5.32%, 12/21/06                P-1, A-1+            100,000,000         100,000,000
    Fortis Bank NY, 5.27%, 10/11/06                            P-1, A-1+            100,000,000         100,000,000
    Lloyds TSB Bank PLC, 5.27%, 10/20/06                       P-1, A-1+            100,000,000         100,000,000
    Natexis Banques Populares NY, 5.45%, 10/26/06              P-1, A-1+            100,000,000         100,000,000
    Toronto Dominion, 5.17%, 10/12/06                           P-1, A-1             50,000,000          50,000,000
                                                                                                   ----------------

                                                                                                        750,002,756
                                                                                                   ----------------
  U.S BANKS, U.S. BRANCHES-- 12.2%
    BankAmerica Corp., 5.33%, 12/11/06                         P-1, A-1+            125,000,000         125,000,000
    Regions Bank, 5.32%, 12/18/06                               P-1, A-1            100,000,000         100,000,000
    UBS Stamford, 5.30%, 11/20/06                              P-1, A-1+             50,000,000          50,000,000
    UBS Stamford, 5.29%, 10/31/06                              P-1, A-1+             60,700,000          60,699,920
                                                                                                   ----------------

                                                                                                        335,699,920
                                                                                                   ----------------
  TOTAL CERTIFICATES OF DEPOSIT
    (Cost $1,540,699,470)                                                                             1,540,699,470
                                                                                                   ----------------
COMMERCIAL PAPER -- 34.0%
  AGRICULTURAL PRODUCTS -- 3.6%
    Cargill, 5.29%, 10/27/06                                    P-1, A-1             68,000,000          67,750,195
    Cargill, 5.29%, 10/27/06                                    P-1, A-1             32,000,000          31,882,444
                                                                                                   ----------------

                                                                                                         99,632,639
                                                                                                   ----------------
  BANKS -- 10.6%
    Alliance & Leicester PLC, 5.23%, 12/22/06                   P-1, A-1             94,000,000          92,893,855
    BNP Paribas, 5.25%, 10/25/06                               P-1, A-1+            100,000,000          99,664,584
    Depfa Bank, 5.39%, 10/13/06                                P-1, A-1+            100,000,000          99,835,458
                                                                                                   ----------------

                                                                                                        292,393,897
                                                                                                   ----------------
  FINANCE & INSURANCE -- 10.1%
    Dresdner U.S. Finance, Inc., 5.26%, 12/06/06                P-1, A-1             80,000,000          79,240,222
    HBOS Treasury Services, 5.38%, 10/03/06                    P-1, A-1+            100,000,000          99,985,056

WILMINGTON FUNDS-- MONEY MARKET FUNDS / Prime Money Market Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                              MOODY'S/S&P          PRINCIPAL
                                                                RATINGS(1)          AMOUNT               VALUE
                                                              -----------       ---------------    ----------------
    HSBC Finance, 5.26%, 12/05/06                              P-1, A-1+        $   100,000,000    $     99,064,888
                                                                                                   ----------------

                                                                                                        278,290,166
                                                                                                   ----------------
  FINANCIALS -- 3.6%
    Bear Stearns Cos., Inc., 5.26%, 12/12/06                    P-1, A-1            100,000,000          98,962,611
                                                                                                   ----------------
  TRANSPORTATION -- 3.6%
    Toyota Motor Credit Corp., 5.12%, 02/28/07                 P-1, A-1+             50,000,000          48,940,444
    Toyota Motor Credit Corp., 5.12%, 03/01/07                 P-1, A-1+             50,000,000          48,933,333
                                                                                                   ----------------

                                                                                                         97,873,777
                                                                                                   ----------------
  UTILITIES -- 2.5%
    National Rural Utilities Corp., 5.25%, 11/07/06             P-1, A-1             70,000,000          69,632,500
                                                                                                   ----------------
  TOTAL COMMERCIAL PAPER
    (Cost $936,785,590)                                                                                 936,785,590
                                                                                                   ----------------
REPURCHASE AGREEMENTS -- 10.0%
    With BankAmerica: at 5.36%, dated 09/29/06, to be repurchased on 10/02/06, repurchase price $137,791,419 (collateralized by various Federal National
      Mortgage Association Notes, ranging in par value $20,005,689-$45,140,826,
      4.387%-6.300%, 06/01/18-10/01/36 and various Federal Home Loan Mortgage
      Corporation Notes, ranging in par value $30,239,744-$40,000,000,
      5.051%-6.0249%, 04/01/35-09/01/36; with a total market value $141,861,797)
       (Cost $137,729,900)                                                          137,729,900         137,729,900
    With Paine Webber: at 5.36%, dated 09/29/06, to be repurchased on
      10/02/06, repurchase price $138,061,640 (collateralized by various Federal
      National Mortgage Association Notes, ranging in par value
      $9,900,734-$16,000,000, 0.000%, 07/01/19-06/01/46; with a total market value $142,140,092)
       (Cost $138,000,000)                                                          138,000,000         138,000,000
                                                                                                   ----------------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $275,729,900)                                                                                 275,729,900
                                                                                                   ----------------
TOTAL INVESTMENTS-- 100.0%
  (Cost $2,753,214,960)(2)                                                                         $  2,753,214,960
                                                                                                   ================

----------
(1) The ratings shown are unaudited.
(2) Cost for federal income tax purposes.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / U.S. Government Money Market Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)
  (Showing Percentage of Total Investments)
================================================================================

                                                                                   PRINCIPAL
                                                                                    AMOUNT               VALUE
                                                                                    ------               -----
U.S. AGENCY OBLIGATIONS -- 22.9%
  FEDERAL FARM CREDIT BANKS -- 2.7%
    Federal Farm Credit Banks Notes, 5.20%, 07/02/07*                          $     25,000,000      $   24,997,245
                                                                                                     --------------

                                                                                                         24,997,245
                                                                                                     --------------
  FEDERAL HOME LOAN BANKS NOTES -- 2.2%
    Federal Home Loan Banks Notes, 4.63%, 11/28/06                                    7,365,000           7,357,796
    Federal Home Loan Banks Notes, 3.38%, 12/15/06                                   12,335,000          12,301,603
                                                                                                     --------------

                                                                                                         19,659,399
                                                                                                     --------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES -- 1.2%
    Federal Home Loan Mortgage Corporation Notes, 5.30%, 10/17/06                     4,778,000           4,767,446
    Federal Home Loan Mortgage Corporation Notes, 5.31%, 10/17/06                     5,886,000           5,872,980
                                                                                                     --------------

                                                                                                         10,640,426
                                                                                                     --------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 2.6%
    Federal Home Loan Mortgage Corporation Notes, 4.80%, 02/12/07                    23,900,000          23,900,000
                                                                                                     --------------

                                                                                                         23,900,000
                                                                                                     --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES -- 3.4%
    Federal National Mortgage Association Notes, 5.30%, 10/18/06                      6,057,000           6,042,733
    Federal National Mortgage Association Notes, 4.82%, 11/03/06                     15,000,000          14,935,733
    Federal National Mortgage Association Notes, 4.83%, 11/03/06                     10,000,000           9,957,111
                                                                                                     --------------

                                                                                                         30,935,577
                                                                                                     --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 10.8%
    Federal National Mortgage Association Notes, 5.26%, 12/22/06*                    25,000,000          24,996,720
    Federal National Mortgage Association Notes, 3.00%, 01/12/07                     36,750,000          36,510,741
    Federal National Mortgage Association Notes, 3.55%, 01/12/07                     36,740,000          36,565,126
                                                                                                     --------------

                                                                                                         98,072,587
                                                                                                     --------------
  TOTAL U.S. AGENCY OBLIGATIONS
    (Cost $208,205,234)                                                                                 208,205,234
                                                                                                     --------------
REPURCHASE AGREEMENTS -- 77.1%
    With BankAmerica: at 5.36%, dated 09/29/06, to be repurchased on
      10/02/06, repurchase price $237,338,882 (collateralized by Federal
      National Mortgage Association Note, par value $324,596,215, 5.000%,
      07/01/34; market value $244,391,087)
       (Cost $237,272,900)                                                          237,272,900         237,272,900
    With Goldman Sachs Group: at 5.36%, dated 09/29/06, to be repurchased on
      10/02/06, repurchase price $225,100,500 (collateralized by various Federal
      National Mortgage Association Notes, ranging in par value
      $62,515,863-$123,497,918, 4.000%-5.500%, 12/01/20-09/01/35; with a total market value $231,750,000)
       (Cost $225,000,000)                                                          225,000,000         225,000,000


WILMINGTON FUNDS -- MONEY MARKET FUNDS / U.S. Government Money Market Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED

================================================================================


    With Paine Webber: at 5.36%, dated 09/29/06, to be repurchased on
      10/02/06, repurchase price $237,105,860 (collateralized by various Federal
      National Mortgage Association Notes, ranging in par value
      $270,000-$15,107,773, 0.000%, 04/01/27-10/01/36; with a total market value
      $244,112,589)
       (Cost $237,000,000)                                                          237,000,000         237,000,000
                                                                                                     --------------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $699,272,900)                                                                                 699,272,900
                                                                                                     --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $907,478,134)(1)                                                                             $  907,478,134
                                                                                                     ==============


* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2006. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

(1)  Cost for federal income tax purposes.

WILMINGTON FUNDS-- MONEY MARKET FUNDS / Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                              MOODY'S/S&P          PRINCIPAL
                                                                RATINGS(1)          AMOUNT               VALUE
                                                              ------------      ---------------    ----------------
MUNICIPAL BONDS(1) -- 100.0%
  ALASKA -- 0.9%
    Valdez, AK Marine Terminal Rev. Ref. VRDB (BP
      Pipelines, Inc. Project), Ser. 2003B, 3.85%,
      10/02/06*                                               VMIG-1, A-1+      $       195,000    $        195,000
    Valdez, AK Marine Terminal Rev. Ref. VRDB (BP
      Pipelines, Inc. Project), Ser. 2003A, 3.85%,
      10/02/06                                                VMIG-1, A-1+            3,135,000           3,135,000
                                                                                                   ----------------

                                                                                                          3,330,000
                                                                                                   ----------------
  ARIZONA -- 1.9%
    Salt River Project AZ Agriculture Imp. & Power
      Dist. TECP, Ser. B, 3.50%, 10/05/06                      P-1, A-1+              7,400,000           7,400,000
                                                                                                   ----------------
  COLORADO -- 0.7%
    Colorado Educ. & Cultural Fac. Auth. Rev. Demand
      Bonds, LOC Bank of America, 3.89%, 10/02/06               P-1, NR               2,500,000           2,500,000
                                                                                                   ----------------
  DELAWARE -- 2.4%
    Delaware Economic Dev. Auth. VRDB (St. Andrews
      School Proj.), Ser. 2003, 3.74%, 10/05/06*              VMIG-1, A-1+            9,400,000           9,400,000
                                                                                                   ----------------
  FLORIDA -- 12.5%
    City of Jacksonville, FL Electric Auth. VRDB
      Ser. 2001C, 3.50%, 11/14/06                             VMIG-1, A-1            10,000,000          10,000,000
    City of Jacksonville, FL PCRB TECP (Florida
      Power & Light Co. Proj.), 3.59%, 11/06/06                 P-1, A-1             13,700,000          13,700,000
    City of Jacksonville, FL TECP, Ser. A, 3.50%,
      10/18/06                                                 P-1, A-1+             12,545,000          12,545,000
    Orange County, FL Health Fac. Auth. Ref. Rev.
      Bonds (Pooled Hospital Loan Prog.) Ser. 1985,
      3.57%, 12/21/06                                         VMIG-1, A-1+            5,200,000           5,200,000
    Orange County, FL Housing Fin. Auth.
      Multi-Family Housing Ref. Rev. Bonds (Post
      Fountains at Lee Vista Project), FNMA Gtd.,
      Ser. 1997E, 3.77%, 10/06/06                               NR, A-1+              4,235,000           4,235,000
    St. Lucie County, FL PCRB VRDB (Florida Power &
      Light Co. Project), Ser. 2000, 3.86%, 10/02/06*         VMIG-1, A-1             2,500,000           2,500,000
                                                                                                   ----------------

                                                                                                         48,180,000
                                                                                                   ----------------
  GEORGIA -- 9.3%
    Clayton County, GA Hosp. Auth. Rev. Ant. Cert.
      VRDB (Southern Regional Medical Center Proj.),
      LOC SunTrust Bank, Ser. 1998B, 3.75%, 10/06/06*           AA1, AA1              3,570,000           3,570,000
    Columbus, GA Hosp. Auth. Rev. VRDB (St. Francis
      Hospital, Inc. Proj.), LOC SunTrust Bank, Ser.
      1997, 3.75%, 10/06/06*                                    AA2, NR               1,400,000           1,400,000
    Columbus, GA Hosp. Auth. Rev. VRDB (St. Francis
      Hospital, Inc. Proj.), LOC SunTrust Bank, Ser.
      2000, 3.75%, 10/06/06*                                  VMIG-1, N/R             4,200,000           4,200,000
    Floyd County, GA Dev. Auth. Rev. VRDB (Berry
      College, Inc. Proj.), LOC Sun Trust Bank, Ser.
      1999, 3.75%, 10/06/06*                                    AA1, AA1              3,300,000           3,300,000
    Fulton County, GA Dev. Auth. Rev. VRDB
      (Arthritis Foundation, Inc. Proj.), LOC
      SunTrust Bank, Ser. 1996, 3.75%, 10/06/06*                AA2, NR                 800,000             800,000
    Fulton County, GA Dev. Auth. Rev. VRDB (Trinity
      School, Inc. Proj.), LOC SunTrust Bank, Ser.
      2000, 3.75%, 10/06/06*                                   VMIG-1, NR       $     5,700,000    $      5,700,000
    Gwinnett County, GA Dev. Auth. Rev. VRDB,
      (Wesleyan School, Inc. Proj.), LOC SunTrust
      Bank, Ser. 1999, 3.75%, 10/06/06*                         AA2, NR               4,800,000           4,800,000
    Gwinnett County, GA Housing Auth. Multi Family
      Housing Rev. VRDB, Ser 1998, 3.74%, 10/04/06*             NR, A-1+             10,000,000          10,000,000

WILMINGTON FUNDS-- MONEY MARKET FUNDS / Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                              MOODY'S/S&P          PRINCIPAL
                                                                RATINGS(1)          AMOUNT               VALUE
                                                              ------------      ---------------    ----------------
    Heard County, GA PCRB VRDB (Georgia Power Co.
      Plant Wansley Proj.), Ser. 1996, 3.89%,
      10/01/06*                                               VMIG-1, A-1             2,000,000           2,000,000
                                                                                                   ----------------

                                                                                                         35,770,000
                                                                                                   ----------------

  ILLINOIS -- 8.0%
    Illinois Dev. Fin. Auth. Rev. VRDB (Goodman
      Theatre Proj.), LOC Banc One N.A./Northern
      Trust, Ser. 1999, 3.80%, 10/06/06*                        NR, A-1+             13,400,000          13,400,000
    Illinois Dev. Fin. Auth. Rev. VRDB (Radiological
      Society Proj.), LOC American NB & T, Ser.
      1997, 3.83%, 10/06/06*                                    NR, A-1+              1,870,000           1,870,000
    Illinois Educ. Fac. Auth. Rev. VRDB (ACI /
      Cultural Pooled Financing Proj.), LOC American
      NB & T, Ser. 1998, 3.77%, 10/06/06*                       NR, A-1+              6,325,000           6,325,000
    Illinois Health Fac. Auth. TECP (Evanston
      Hospital Corp.) Ser. 1995, 3.69%, 10/05/06               VMIG-1, NR             4,000,000           4,000,000
    Illinois Health Fac. Auth. VRDB (Evanston
      Hospital Corp.) Ser. 1992, 3.75%, 10/12/06              VMIG-1, A-1+            5,000,000           5,000,000
                                                                                                   ----------------

                                                                                                         30,595,000
                                                                                                   ----------------
  KANSAS -- 1.3%
    Wamego, KS PCRB VRDB (Utilicorp United, Inc.
      Proj.), LOC Bank One, NA, Ser. 1996, 3.85%,
      10/06/06*                                                P-1, A-1+              5,000,000           5,000,000
                                                                                                   ----------------

  KENTUCKY -- 0.4%
    County of Breckinridge, KY Lease Prog. VRDB
      (Kentucky Assoc. of Counties Leasing Trust),
      Ser. 2002A, 3.89%, 10/02/06*                             VMIG-1, NR             1,540,000           1,540,000
                                                                                                   ----------------
  MARYLAND -- 2.0%
    Baltimore County MD Consolidated Pub.
      Improvement TECP, 3.60%, 11/06/06                        P-1, A-1+              5,000,000           5,000,000
    Maryland Health & Higher Educ. Fac. Auth. (Johns
      Hopkins University), 3.50%, 11/08/06                     P-1, A-1+        $     2,713,000    $      2,713,000
                                                                                                   ----------------

                                                                                                          7,713,000
                                                                                                     ______________
  MASSACHUSETTS -- 0.5%
    Massachusetts State Gen. Oblig. Ltd. VRDB, High.
      Improvements, Ser. A, 3.85%, 10/02/06*                  VMIG-1, A-1+            1,945,000           1,945,000
                                                                                                   ----------------
  MISSISSIPPI -- 0.3%
    Jackson County, MS Port Fac. VRDB (Chevron
      U.S.A, Inc. Proj.), Ser. 1993, 3.85%, 10/02/06*           P-1, NR               1,000,000           1,000,000
                                                                                                   ----------------
  MISSOURI -- 3.7%
    Missouri Health & Educ. Fac. Auth. VRDB
      (Washington Univ. Proj.), Ser. 1996-B, 3.87%,
      10/02/06*                                               VMIG-1, A-1+            5,405,000           5,405,000
    Missouri Health & Educ. Fac. Auth. VRDB
      (Washington Univ. Proj.), Ser. 1996A, 3.87%,
      10/01/06*                                               VMIG 1, A-1+            8,875,000           8,875,000
                                                                                                   ----------------

                                                                                                         14,280,000
                                                                                                   ----------------
  NEBRASKA -- 2.3%
    Omaha Public Power Dist. NE, TECP, 3.55%,
      11/01/06                                                 P-1, A-1+              9,000,000           9,000,000
                                                                                                   ----------------
  NEVADA -- 6.1%
    Clark County, NV Highway Revenue (Motor Vehicle
      Fuel Tax) TECP, Ser. 2005B, 3.50%, 10/12/06              P-1, A-1+              8,300,000           8,300,000

WILMINGTON FUNDS-- MONEY MARKET FUNDS / Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                              MOODY'S/S&P          PRINCIPAL
                                                                RATINGS(1)          AMOUNT               VALUE
                                                              ------------      ---------------    ----------------
    Las Vegas Valley Water Dist., NV Gen. Oblig.
      Water TECP, Ser. A, 3.50%, 11/10/06                      P-1, A-1+        $    15,000,000    $     15,000,000
                                                                                                   ----------------

                                                                                                         23,300,000
                                                                                                   ----------------
  NEW MEXICO -- 0.5%
    Hurley, NM PCRB VRDB (BP Corp.), Ser. 1985,
      3.85%, 10/02/06*                                         P-1, A-1+              1,980,000           1,980,000
                                                                                                   ----------------
  NEW YORK -- 1.5%
    New York, NY Gen. Oblig. VRDB, Ser. I-6, 3.80%,
      10/02/06*                                               VMIG-1, A-1+            5,700,000           5,700,000
                                                                                                   ----------------
  OKLAHOMA -- 0.5%
    Tulsa County, OK Ind. Auth. VRDB (Montereau in
      Warren Woods Proj.), LOC BNP Paribas, Ser.
      2002A, 3.86%, 10/02/06*                                   NR, A-1+              1,730,000           1,730,000
                                                                                                   ----------------
  PENNSYLVANIA -- 3.7%
    Beaver County, PA Ind. Dev. Auth. PCRB VRDB
      (Atlantic Richfield Co. Proj.), Ser. 1995,
      3.75%, 10/06/06*                                        VMIG-1, A-1+            4,200,000           4,200,000
    Montgomery County, PA Ind. Dev. Auth. PCRB
      (Excelon Gen. Co., LLC Project) Ser. 2001B,
      3.63%, 12/06/06                                         VMIG-1, A-1+           10,000,000          10,000,000
                                                                                                   ----------------

                                                                                                         14,200,000
                                                                                                   ----------------
  SOUTH CAROLINA -- 4.2%
    South Carolina State Pub. Svc. Auth. TECP,
      3.50%, 10/06/06                                          P-1, A-1+              8,975,000           8,975,000
    South Carolina State Pub. Svc. Auth. TECP,
      3.60%, 11/01/06                                          P-1, A-1+              7,300,000           7,300,000
                                                                                                   ----------------

                                                                                                         16,275,000
                                                                                                   ----------------
  TENNESSEE -- 4.3%
    City of Memphis, TN General Obligation TECP,
      3.60%, 12/05/06                                          P-1, A-1+              9,000,000           9,000,000
    City of Memphis, TN General Obligation TECP,
      3.60%, 12/05/06                                          P-1, A-1+              5,000,000           5,000,000
    Clarksville, TN Public Bldg. Auth. Rev. VRDB
      (Tennessee Municipal Bond Fund Proj.), LOC
      Bank of America, Ser. 1984, 3.74%, 10/06/06*              NR, A-1+              1,745,000           1,745,000
    Clarksville, TN Public Bldg. Auth. Rev. VRDB
      (Tennessee Municipal Bond Fund Proj.), LOC
      Bank of America, Ser. 1995, 3.74%, 10/06/06*              NR, A-1+                800,000             800,000
                                                                                                   ----------------

                                                                                                         16,545,000
                                                                                                   ----------------
  TEXAS -- 20.7%
    Board of Regents of Texas A&M Univ. System TECP,
      Ser. B, 3.50%, 11/13/06                                  P-1, A-1+              4,400,000           4,400,000
    Board of Regents of Texas A&M Univ. System.
      TECP, Ser. B, 3.57%, 10/10/06                            P-1, A-1+              4,000,000           4,000,000
    City of Brownsville, TX Utilities System TECP,
      Ser. A, 3.52%, 10/10/06                                  P-1, A-1+        $    10,000,000    $     10,000,000
    City of Garland TX Gen. Oblig. TECP, Ser. 2005,
      3.55%, 01/08/07                                           NR, A-1+              5,000,000           5,000,000
    City of Houston Gen. Oblig. TECP,  Ser. E,
      3.70%, 11/07/06                                          P-1, A-1+             10,000,000          10,000,000
    City of San Antonio Electric and Gas System
      TECP, 3.70%, 11/08/06                                    P-1, A-1+              1,850,000           1,850,000

WILMINGTON FUNDS-- MONEY MARKET FUNDS / Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                              MOODY'S/S&P          PRINCIPAL
                                                                RATINGS(1)          AMOUNT               VALUE
                                                              ------------      ---------------    ----------------
                                                              MOODY'S/S&P          PRINCIPAL
                                                                RATINGS1            AMOUNT               VALUE
    Dallas Area Rapid Transit, TX Senior Subordinate
      Lien Sales Tax Revenue TECP, Ser. 2001, 3.55%,
      11/07/06                                                 P-1, A-1+             10,700,000          10,700,000
    Harris County TX Gen. Oblig. TECP, Ser. C,
      3.60%, 11/09/06                                          P-1, A-1+             10,000,000          10,000,000
    Harris County TX Gen. Oblig. TECP, Ser. D,
      3.53%, 11/09/06                                          P-1, A-1+              5,670,000           5,670,000
    Harris County, TX Health Fac. Dev. Corp. VRDB
      (Hospital Project), Ser. 1999B, 3.86%, 10/02/06         VMIG-1, A-1+            3,650,000           3,650,000
    Harris County, TX Health Fac. Dev. Corp. VRDB
      (St. Luke's Episcopal Hosp Proj.), Ser. 2001B,
      3.89%, 10/02/06*                                         P-1, A-1+              4,250,000           4,250,000
    Port Arthur Navigation Dist. of Jefferson
      County, TX PCRB VRDB (Texaco, Inc. Proj.),
      Ser. 1994, 3.85%, 10/02/06*                             VMIG-1, A-1+            1,210,000           1,210,000
    San Antonio, TX Educ. Fac. Corp., Higher
      Education Rev. Ref. VRDB (Trinity University),
      3.89%, 10/02/06*                                          NR, A-1+              1,700,000           1,700,000
    State of Texas Pub. Finance Auth. TECP, 3.50%,
      10/04/06                                                 P-1, A-1+              7,000,000           7,000,000
                                                                                                   ----------------

                                                                                                         79,430,000
                                                                                                   ----------------
  UTAH -- 2.8%
    Murray City UT Var. Rate Hospital Rev. Bonds
      (IHC Health Services Inc.) Ser. 2005C, 3.78%,
      10/05/06                                                VMIG-1, A-1+           10,000,000          10,000,000
    Salt Lake County, UT PCRB VRDB (Svc. Station
      Holdings Proj. BP PLC), 3.85%, 10/02/06*                 P-1, A-1+        $       665,000    $        665,000
                                                                                                   ----------------

                                                                                                         10,665,000
                                                                                                   ----------------
  VIRGINIA -- 0.4%
    Loudoun County VA Industrial Dev. Auth. Rev.
      Bonds (Howard Hughes Medical Institute) Ser.
      A, 3.84%, 10/02/06                                      VMIG-1, A-1+            1,615,000           1,615,000
                                                                                                   ----------------
  WASHINGTON -- 1.0%
    Washington Health Care Fac. Auth. Lease Rev.
      VRDB (National Healthcare Research & Educ.
      Proj.), LOC BNP Paribas, 3.80%, 10/06/06*                VMIG-1, NR             3,900,000           3,900,000
                                                                                                   ----------------
  WISCONSIN -- 5.2%
    State of Wisconsin Gen. Oblig. TECP, Ser. A,
      3.52%, 10/02/06                                          P-1, A-1+             20,000,000          20,000,000
                                                                                                   ----------------
  WYOMING -- 2.9%
    Sweetwater County, WY PCRB (Pacificorp Proj.)
      Ser. 1988A, 3.50%, 10/06/06                              P-1, A-1+             10,975,000          10,975,000
                                                                                                   ----------------
  TOTAL MUNICIPAL BONDS (COST $383,968,000)                                                             383,968,000
                                                                                                   ----------------
TOTAL INVESTMENTS-- 100.0% (Cost $383,968,000)(2)                                                  $    383,968,000
                                                                                                   ================

----------
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2006. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
(1) Although certain securities are not rated (NR) by either Moody's or S& P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
(2) Cost for federal income tax purposes.
LOC        - Letter of Credit
MBIA       - Municipal Bond Insurance Association
PCRB       - Pollution Control Revenue Bonds
TECP       - Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode
VRDB       - Variable Rate Demand Bonds

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Short-Term Bond Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                              MOODY'S/S&P          PRINCIPAL
                                                              RATINGS(1)            AMOUNT               VALUE
                                                              -----------       ---------------    ----------------
CORPORATE BONDS -- 75.6%
  FINANCIALS -- 25.6%
    Capital One Corp., 6.70%, 05/15/08                         Baa2, BBB        $       250,000    $        255,171
    General Electric Capital Corp., 4.88%, 10/21/10             Aaa, AAA                900,000             891,863
    General Motors Acceptence Corp., 6.13%, 08/28/07            Ba1, BB                 400,000             399,430
    Lehman Brothers Holdings, 4.25%, 01/27/10                    A1, A                  390,000             378,677
    MBNA America, 4.63%, 08/03/09                              Baa1, BBB+               800,000             789,650
    Residential Capital Corp., 6.74%, 06/29/07(1)              Baa2, BBB-               280,000             281,530
                                                                                                   ----------------

                                                                                                          2,996,321
                                                                                                   ----------------
  INDUSTRIALS -- 37.6%
    A.H. Belo Corp., 7.13%, 06/01/07                           Baa3, BBB                200,000             201,281
    Alabama Power Co., 5.10%, 02/01/11                           A2, A                  325,000             323,496
    Bausch & Lomb, Inc., 6.95%, 11/15/07                       Baa3, BBB                500,000             501,949
    Bausch & Lomb, Inc. Escrow Bond, 1.00%, 10/02/06             NR, NR                 500,000                  --
    D.R. Horton, Inc., 7.50%, 12/01/07                         Baa3, BBB-               155,000             158,314
    DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08           A3, BBB                 350,000             341,778
    Deluxe Corp., 3.50%, 10/01/07                              Baa1, BBB+               300,000             285,000
    Dominion Resources, Inc., 8.13%, 06/15/10                  Baa1, BBB+               335,000             364,612
    Donnelley (R.R.) & Sons, 3.75%, 04/01/09                    Baa2, A-                465,000             442,875
    HCA, Inc., 5.25%, 11/06/08                                 Ba1, BBB-                250,000             246,875
    Kroger, 7.45%, 03/01/08                                    Baa2, BBB-               400,000             410,626
    The Gap, Inc., 6.90%, 09/15/07                               A2, A                  500,000             504,954
    Tyco International Group, 6.13%, 11/01/08                   Baa1, A                 610,000             618,911
                                                                                                   ----------------

                                                                                                          4,400,671
                                                                                                   ----------------
  TELECOMMUNICATION SERVICES -- 0.9%
    Oracle Corp., 5.00%, 01/15/11                                A3, A-                 100,000              99,045
                                                                                                   ----------------
  UTILITIES -- 11.5%
    Cogentrix Energy, Inc. 144A, 8.75%, 10/15/08@               Aa3, A+                 500,000             538,945
    Consumers Energy, 4.25%, 04/15/08                          Baa3, BBB-               300,000             294,738
    Duke Energy Corp., 4.20%, 10/01/08                          A3, BBB+                245,000             239,882
    Nevada Power Co., 8.25%, 06/01/11                           Ba1, BB                 250,000             275,227
                                                                                                   ----------------

                                                                                                          1,348,792
                                                                                                   ----------------
  TOTAL CORPORATE BONDS (COST $8,922,831)                                                                 8,844,829
                                                                                                   ----------------

                                                                                                         VALUE
                                                                                                   ----------------
MORTGAGE-BACKED SECURITIES -- 8.7%
    Federal Home Loan Mortgage Corporation Notes, 2751 VT, 6.00%, 02/15/34               41,205              41,113
    Federal Home Loan Mortgage Corporation Notes, 7 Yr. Balloon, 4.50%,
    11/01/10                                                                            255,810             250,489
    Federal National Mortgage Association Notes, 3.99%, 05/01/33                        516,786             508,603
    Federal National Mortgage Association Notes 2005-29 WC, 4.75%, 04/25/35             227,066             219,503
                                                                                                   ----------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $1,039,637)                                                      1,019,708
                                                                                                   ----------------
U.S. AGENCY OBLIGATIONS-- 8.4%
  FEDERAL HOME LOAN BANKS NOTES -- 3.1%
    Federal Home Loan Banks Notes, 2.44%, 03/09/09                                      250,000             241,127

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Short-Term Bond Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL
                                                                                    AMOUNT               VALUE
                                                                                ---------------    ----------------
    Federal Home Loan Banks Notes, 4.50%, 11/15/12                              $       125,000    $        122,047
                                                                                                   ----------------

                                                                                                            363,174
                                                                                                   ----------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION -- 5.3%
    Federal Home Loan Mortgage Corporation Notes, 4.25%, 07/15/09                       500,000             490,963
    Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10                       125,000             133,760
                                                                                                   ----------------

                                                                                                            624,723
                                                                                                   ----------------
  TOTAL U.S. AGENCY OBLIGATIONS (COST $1,000,506)                                                           987,897
                                                                                                   ----------------
U.S. TREASURY OBLIGATIONS-- 5.5%
    U.S. Treasury Notes, 4.00%, 06/15/09                                                100,000              98,437
    U.S. Treasury Notes, 3.88%, 05/15/10                                                100,000              97,645
    U.S. Treasury Notes, 4.25%, 10/15/10                                                450,000             444,410
                                                                                                   ----------------
  TOTAL U.S. TREASURY OBLIGATIONS (COST $648,242)                                                           640,492
                                                                                                   ----------------
                                                              MOODY'S/S&P
                                                               RATINGS(1)
                                                              -----------
COMMERCIAL PAPER -- 1.8%
    AIG Funding, 5.26%, 10/02/06                                P-1, A-1                207,904             207,904
TOTAL INVESTMENTS-- 100.0% (Cost $11,819,120)(2)                                                   $     11,700,830
                                                                                                   ================

----------
(1) The ratings shown are unaudited.
@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.
(1) Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2006.
(2) The cost for Federal income tax purposes is $11,819,120. At September 30, 2006 net unrealized depreciation was $118,290. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $15,817, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $134,107.

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Short/Intermediate-Term Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)
  (Showing Percentage of Total Investments)
================================================================================

                                                              MOODY'S/S&P          PRINCIPAL
                                                               RATINGS(1)           AMOUNT               VALUE
                                                               -------              ------               -----
CORPORATE BONDS -- 39.5%
  FINANCIALS -- 13.0%
    AIG Sunamerica Global Finance 144A, 5.85%,
      08/01/08@                                                 Aa2, AA+        $     1,600,000      $    1,617,683
    Bank of America Corp., 7.80%, 02/15/10                      Aa3, A+                 600,000             647,784
    Bank One Corp., 8.00%, 04/29/27                              A1, A                  300,000             369,519
    Capital One Corp., 6.70%, 05/15/08                          A3, BBB+              1,000,000           1,020,684
    First Union Corp., 6.82%, 08/01/26                           A1, A                  200,000             238,908
    General Electric Capital Corp., 4.88%, 10/21/10             Aaa, AAA              1,000,000             990,959
    Goldman Sachs Group, 6.65%, 05/15/09                        Aa3, AA-                600,000             622,112
    Household Finance Corp., 6.38%, 11/27/12                    Aa3, AA-              2,250,000           2,360,484
    International Lease Finance Corp., 5.13%,
      11/01/10                                                  A1, AA-                 750,000             749,071
    Lehman Brothers Holdings, 4.25%, 01/27/10                    A1, A+               1,035,000           1,004,951
    MBNA America, 4.63%, 08/03/09                               AA1, AA               1,675,000           1,653,329
    Morgan Stanley, 4.75%, 04/01/14                              A1, A                1,500,000           1,426,470
    Residential Capital Corp., 6.88%, 06/29/07(1)              Baa3, BBB-             1,000,000           1,005,466
    Residential Capital Corp., 6.38%, 06/30/10                 Baa3, BBB-             1,000,000           1,011,778
    Salomon Smith Barney Holdings, 6.50%, 02/15/08              Aa1, AA-              2,100,000           2,134,696
    Swiss Bank Corp., 7.38%, 06/15/17                           Aa3, AA                 800,000             926,136
    Wells Fargo & Co., 5.50%, 08/01/12                          Aa1, AA                 700,000             709,737
                                                                                                     --------------
                                                                                                         18,489,767
                                                                                                     --------------
  INDUSTRIALS -- 16.0%
    A.H. Belo Corp., 7.13%, 06/01/07                           Baa3, BBB                300,000             301,921
    Bristol-Myers Squibb, 5.75%, 10/01/11                        A2, A+                 950,000             967,701
    CSX Corp., 7.90%, 05/01/17                                 Baa2, BBB                780,000             921,662
    D.R. Horton, Inc., 7.50%, 12/01/07                         Baa3, BBB-               850,000             868,176
    DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08          Baa1, BBB+             1,200,000           1,171,811
    Deluxe Corp., 3.50%, 10/01/07                              Baa2, BB-                650,000             617,500
    Dominion Resources, Inc., 8.13%, 06/15/10                  Baa2, BBB              1,000,000           1,088,394
    Donnelley (R.R.) & Sons, 3.75%, 04/01/09                    Baa2, A-              1,330,000           1,266,717
    General Electric Co., 5.00%, 02/01/13                       Aaa, AAA              1,000,000             988,701
    Ingersoll-Rand, 6.02%, 02/15/28                              A3, A-               2,300,000           2,448,948
    International Business Machines Corp., 4.75%,
      11/29/12                                                   A1, A+               1,000,000             977,780
    Johnson & Johnson, 3.80%, 05/15/13                          Aaa, AAA                750,000             700,263
    Kraft Foods, Inc., 4.13%, 11/12/09                          A3, BBB+              1,265,000           1,225,713
    McDonald's Corp., 3.88%, 08/15/07                            A2, A                1,300,000           1,280,629
    Merck & Co. Inc., 4.38%, 02/15/13                           Aa3, AA-                800,000             758,340
    Raytheon Co., 6.75%, 08/15/07                              Baa2, BBB                584,000             590,322
    Safeway, Inc., 6.50%, 11/15/08                             Baa2, BBB-             1,000,000           1,022,059
    Schering-Plough Corp., 5.55%, 12/01/13                      Baa1, A-              1,000,000           1,003,255
    Schering-Plough Corp., 6.75%, 12/01/33                      Baa1, A-                250,000             275,451
    Time Warner Entertainment, 8.88%, 10/01/12                 Baa2, BBB+             1,350,000           1,551,781
    Tyco International Group, 6.13%, 11/01/08                  Baa3, BBB+               760,000             771,102
    Tyson Foods, Inc., 7.25%, 10/01/06                           WR, NR               1,350,000           1,350,000
    Waste Management, Inc., 6.50%, 11/15/08                    Baa3, BBB                456,000             466,917
                                                                                                     --------------
                                                                                                         22,615,143
                                                                                                     --------------
  TELECOMMUNICATION SERVICES -- 5.8%
    AT&T Broadband Corp., 8.38%, 03/15/13                      Baa2, BBB+             2,015,000           2,298,482
    Oracle Corp, 5.00%, 01/15/11                                 A3, A-                 900,000             891,402
    SBC Communications, Inc., 5.10%, 09/15/14                    A2, A                1,000,000             966,195
    Sprint Capital Corp., 6.13%, 11/15/08                      Baa3, BBB+             1,300,000           1,319,043
    Verizon Communications, Inc., 6.70%, 09/01/09                A3, A                  600,000             620,745
    Verizon Global Funding Corp., 7.25%, 12/01/10                A3, A                2,000,000           2,145,262
                                                                                                     --------------
                                                                                                          8,241,129
                                                                                                     --------------
  UTILITIES -- 4.7%
    Consumers Energy, 4.25%, 04/15/08                          Baa2, BBB-               300,000             294,738


WILMINGTON FUNDS -- FIXED INCOME FUNDS / Short/Intermediate-Term Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED

================================================================================

                                                              MOODY'S/S&P          PRINCIPAL
                                                               RATINGS(1)           AMOUNT               VALUE
                                                               -------              ------               -----
    Devon Energy Corp., 6.88%, 09/30/11                        Baa2, BBB        $     1,100,000      $    1,170,621
    Duke Energy Corp., 3.75%, 03/05/08                          A2, BBB+              1,000,000             979,452
    Duke Energy Corp., 4.20%, 10/01/08                          A3, BBB               1,095,000           1,072,127
    Oklahoma Gas & Electric, 6.65%, 07/15/27                    A2, BBB+                500,000             544,767
    Pacific Gas & Electric, 4.20%, 03/01/11                    Baa1, BBB              1,000,000             959,150
    Southern California Edison Corp., 5.00%, 01/15/16           A2, BBB+                500,000             482,927
    Valero Energy Corp., 4.75%, 04/01/14                       Baa3, BBB              1,250,000           1,181,289
                                                                                                     --------------

                                                                                                          6,685,071
                                                                                                     --------------
  TOTAL CORPORATE BONDS (COST $55,493,784)                                                               56,031,110
                                                                                                     --------------
ASSET-BACKED SECURITIES -- 0.7%
    Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%, 10/07/18                         1,000,000             992,101
MORTGAGE-BACKED SECURITIES -- 3.2%
    Federal Home Loan Mortgage Corporation, 6.00%, 01/15/29                           1,100,000           1,116,364
    Federal Home Loan Mortgage Corporation Notes, 1589 N, 6.25%, 04/15/23                97,692              97,593
    Federal Home Loan Mortgage Corporation Notes, 2751 VT, 6.00%, 09/15/15               41,205              41,113
    Federal Home Loan Mortgage Corporation Notes, Gold, 4.50%, 04/01/20                 508,006             489,564
    Federal Home Loan Mortgage Corporation Notes, Gold 15 Yr., 6.00%,
      01/01/13                                                                           72,102              72,706
    Federal Home Loan Mortgage Corporation Notes, Pool G08097, 6.50%,
      11/01/35                                                                          383,800             390,982
    Federal National Mortgage Association Notes, 3.97%, 05/01/33                        361,751             356,022
    Federal National Mortgage Association Notes, 5.00%, 11/25/35                        999,864             927,071
    Federal National Mortgage Association Notes 2005-29 WC, 4.75%, 04/25/35             421,694             407,649
    Federal National Mortgage Association Notes, 15 Yr Pool 254833, 4.50%,
      08/01/18                                                                          245,931             238,013
    Federal National Mortgage Association Notes, 15 Yr Pool 629603, 5.50%,
      02/01/17                                                                          277,297             278,088
    Federal National Mortgage Association Notes, Pool 688996, 8.00%,
      11/01/24                                                                          106,115             112,034
                                                                                                     --------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $4,596,934)                                                      4,527,199
                                                                                                     --------------
U.S. AGENCY OBLIGATIONS -- 26.0%
  FEDERAL HOME LOAN BANKS NOTES -- 3.1%
    Federal Home Loan Banks Notes, 4.38%, 03/17/10                                    1,400,000           1,375,105
    Federal Home Loan Banks Notes, 4.13%, 04/18/08                                    1,200,000           1,184,747
    Federal Home Loan Banks Notes, 2.44%, 03/09/09                                      750,000             723,382
    Federal Home Loan Banks Notes, 5.75%, 05/15/12                                    1,100,000           1,144,283
                                                                                                     --------------

                                                                                                          4,427,517
                                                                                                     --------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION -- 11.3%
    Federal Home Loan Mortgage Corporation Notes, 5.13%, 10/15/08                     3,000,000           3,008,418
    Federal Home Loan Mortgage Corporation Notes, 4.25%, 07/15/09                     1,000,000             981,926
    Federal Home Loan Mortgage Corporation Notes, 6.63%, 09/15/09                     2,800,000           2,927,285
    Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10                     4,000,000           4,280,304
    Federal Home Loan Mortgage Corporation Notes, 5.50%, 09/15/11                       700,000             717,659
    Federal Home Loan Mortgage Corporation Notes, 5.00%, 07/15/14                     1,700,000           1,703,359
    Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15                     1,500,000           1,436,954
    Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16                     1,000,000           1,020,547
                                                                                                     --------------

                                                                                                         16,076,452
                                                                                                     --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 11.6%
    Federal National Mortgage Association Notes, 3.25%, 11/15/07                        500,000             490,017
    Federal National Mortgage Association Notes, 6.63%, 09/15/09                      2,500,000           2,616,335
    Federal National Mortgage Association Notes, 6.63%, 11/15/10                      4,000,000           4,254,100
    Federal National Mortgage Association Notes, 5.50%, 03/15/11                        750,000             767,649
    Federal National Mortgage Association Notes, 5.38%, 11/15/11 (2)                  4,750,000           4,851,845
    Federal National Mortgage Association Notes, 4.63%, 10/15/13                      1,830,000           1,793,925


WILMINGTON FUNDS -- FIXED INCOME FUNDS / Short/Intermediate-Term Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED

================================================================================

                                                              MOODY'S/S&P          PRINCIPAL
                                                               RATINGS(1)           AMOUNT               VALUE
                                                               -------              ------               -----
    Federal National Mortgage Association Notes, 4.13%,
       04/15/14                                                                 $     1,700,000      $    1,611,615
                                                                                                     --------------

                                                                                                         16,385,486
                                                                                                     --------------
  TOTAL U.S. AGENCY OBLIGATIONS (COST $36,763,122)                                                       36,889,455
                                                                                                     --------------
U.S. TREASURY OBLIGATIONS -- 26.5%
  U.S. TREASURY BONDS -- 1.1%
    U.S. Treasury Bonds, 10.38%, 11/15/12                                               400,000             423,593
    U.S. Treasury Bonds, 7.88%, 02/15/21                                                800,000           1,051,313
                                                                                                     --------------

                                                                                                          1,474,906
                                                                                                     --------------
  U.S. TREASURY NOTES -- 25.4%
    U.S. Treasury Notes, 6.50%, 10/15/06                                              2,000,000           2,000,704
    U.S. Treasury Notes, 3.50%, 11/15/06 (2)                                          5,000,000           4,991,405
    U.S. Treasury Notes, 3.38%, 02/28/07                                              3,500,000           3,476,620
    U.S. Treasury Notes, 3.13%, 05/15/07                                                500,000             494,297
    U.S. Treasury Notes, 4.00%, 09/30/07 (2)                                          1,500,000           1,486,466
    U.S. Treasury Notes, 4.00%, 06/15/09                                              1,875,000           1,845,703
    U.S. Treasury Notes, 4.25%, 10/15/10 (2)                                          2,000,000           1,975,156
    U.S. Treasury Notes, 4.75%, 03/31/11 (2)                                          5,000,000           5,030,665
    U.S. Treasury Notes, 5.00%, 08/15/11                                              1,750,000           1,783,701
    U.S. Treasury Notes, 4.88%, 02/15/12                                                300,000             304,184
    U.S. Treasury Notes, 4.00%, 11/15/12 (2)                                          2,250,000           2,179,336
    U.S. Treasury Notes, 4.25%, 08/15/13                                              1,750,000           1,713,086
    U.S. Treasury Notes, 4.25%, 11/15/13 (2)                                          1,125,000           1,100,435
    U.S. Treasury Notes, 4.25%, 11/15/14 (2)                                            450,000             438,855
    U.S. Treasury Notes, 4.13%, 05/15/15 (2)                                          7,500,000           7,237,792
                                                                                                     --------------

                                                                                                         36,058,405
                                                                                                     --------------
  TOTAL U.S. TREASURY OBLIGATIONS (COST $37,748,501)                                                     37,533,311
                                                                                                     --------------
COMMERCIAL PAPER -- 4.1%
    AIG Funding, 5.26%, 10/02/06                                                      5,850,411           5,850,411
TOTAL INVESTMENTS -- 100.0% (Cost $141,451,353)(5)                                                   $  141,823,587(3)
                                                                                                     ==============

                                                                                    SHARES
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 13.5%
  INSTITUTIONAL MONEY MARKET TRUST -- 13.5%
    Institutional Money Market Trust, 5.31%, 10/02/06                                19,181,926      $   19,181,926(4)
                                                                                                     --------------

(1)  The ratings shown are unaudited.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.
(1) Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2006.
(2)  Security partially or fully on loan.
(3) At September 30, 2006, the market value of securities on loan for the Short/Intermediate-Term Bond Fund was $18,676,745.
(4) The investments held as collateral on loaned securities represented 13.3% of the net assets of the Short/Intermediate-Term Bond Fund.
(5) The cost for Federal income tax purposes is $141,451,353. At September 30, 2006 net unrealized appreciation was $372,234. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,429,205, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,056,971.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Broad Market Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)
  (Showing Percentage of Total Investments)
================================================================================

                                                              MOODY'S/S&P          PRINCIPAL
                                                               RATINGS(1)           AMOUNT               VALUE
                                                               -------              ------               -----
CORPORATE BONDS -- 53.4%
  FINANCIALS -- 19.4%
    AIG Sunamerica Global Finance 144A, 5.85%,
      08/01/08                                                  Aa2, AA+        $       900,000      $      909,947
    Bank of America Corp., 7.80%, 02/15/10                      Aa3, A+                 350,000             377,874
    Bank One Corp., 8.00%, 04/29/27                              A1, A                  425,000             523,486
    Capital One Corp., 6.70%, 05/15/08                          A3, BBB+                750,000             765,513
    Citigroup, Inc., 5.63%, 08/27/12                            Aa2, A+                 800,000             814,558
    First Union Corp., 6.82%, 08/01/26                           A1, A                  591,000             705,972
    General Electric Capital Corp., 4.88%, 10/21/10             Aaa, AAA                900,000             891,863
    General Motors Acceptence Corp., 6.13%, 08/28/07            Ba1, BB               1,000,000             998,575
    Goldman Sachs Group, 6.65%, 05/15/09                        Aa3, AA-              2,125,000           2,203,313
    Lehman Brothers Holdings, 4.25%, 01/27/10                    A1, A+                 595,000             577,725
    MBNA America, 4.63%, 08/03/09                               AA1, AA                 900,000             888,356
    Morgan Stanley, 4.75%, 04/01/14                              A1, A                1,000,000             950,980
    Residential Capital Corp., 6.74%, 06/29/07(1)              Baa3, BBB-               550,000             553,006
    Salomon Smith Barney Holdings, 6.50%, 02/15/08              Aa1, AA-                900,000             914,870
    Swiss Bank Corp., 7.38%, 06/15/17                           Aa3, AA               1,400,000           1,620,738
                                                                                                     --------------

                                                                                                         13,696,776
                                                                                                     --------------
  INDUSTRIALS -- 20.1%
    A.H. Belo Corp., 7.13%, 06/01/07                           Baa3, BBB                600,000             603,842
    Bausch & Lomb, Inc., 6.95%, 11/15/07                       Baa3, BBB              1,000,000           1,003,898
    CSX Corp., 7.90%, 05/01/17                                 Baa2, BBB              1,414,000           1,670,808
    DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08          Baa1, BBB+               600,000             585,905
    Deluxe Corp., 3.50%, 10/01/07                               Ba2, BB-                500,000             475,000
    Dominion Resources, Inc., 8.13%, 06/15/10                  Baa2, BBB                650,000             707,456
    Donnelley (R.R.) & Sons, 3.75%, 04/01/09                    Baa2, A-                800,000             761,935
    Escrow Bond, 1.00%, 10/02/06                                Ba1, BBB              1,000,000                   --
    General Electric Co., 5.00%, 02/01/13                       Aaa, AAA                700,000             692,091
    HCA, Inc., 5.25%, 11/06/08                                  Ba2, B-                 600,000             592,500
    Ingersoll-Rand, 6.02%, 02/15/28                              A3, A-                 900,000             958,284
    Kraft Foods, Inc., 4.13%, 11/12/09                          A3, BBB+                650,000             629,813
    Kroger, 7.45%, 03/01/08                                    Baa2, BBB-               800,000             821,252
    Merck & Co. Inc., 4.38%, 02/15/13                           Aa3, AA-                325,000             308,076
    Raytheon Co., 6.75%, 08/15/07                              Baa2, BBB                526,000             531,695
    Schering-Plough Corp., 6.75%, 12/01/33                      Baa1, A-              1,100,000           1,211,982
    The Gap Inc., 6.90%, 09/15/07                              Baa3, BB+                167,000             168,655
    Time Warner Entertainment, 8.38%, 03/15/23                 Baa2, BBB+               900,000           1,039,386
    Tyco International Group, 6.13%, 11/01/08                  Baa3, BBB+               425,000             431,208
    Tyson Foods, Inc., 7.25%, 10/01/06                           WR, NR               1,000,000           1,000,000
                                                                                                     --------------
                                                                                                         14,193,786
                                                                                                     --------------
  TELECOMMUNICATION SERVICES -- 5.0%
    AT&T Broadband Corp., 8.38%, 03/15/13                      Baa2, BBB+               896,000           1,022,055
    Sprint Capital Corp., 6.13%, 11/15/08                      Baa3, BBB+             1,000,000           1,014,648
    Verizon Global Funding Corp., 7.25%, 12/01/10                A3, A                1,400,000           1,501,683
                                                                                                     --------------
                                                                                                          3,538,386
                                                                                                     --------------
  UTILITIES -- 8.9%
    Devon Energy Corp., 6.88%, 09/30/11                        Baa2, BBB                200,000             212,840
    Duke Energy Corp., 4.20%, 10/01/08                          A3, BBB                 610,000             597,258
    FirstEnergy Corp., 5.50%, 11/15/06                           WR, NA                 840,000             839,967
    Marathon Oil Corp., 6.80%, 03/15/32                        Baa1, BBB+             1,700,000           1,888,153
    Nevada Power Co., 8.25%, 06/01/11                           Ba1, BB+              1,000,000           1,100,908
    Oklahoma Gas & Electric, 6.65%, 07/15/27                    A2, BBB+                565,000             615,587
    Pacific Gas & Electric, 4.20%, 03/01/11                    Baa1, BBB                450,000             431,617

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Broad Market Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED

================================================================================

                                                              MOODY'S/S&P          PRINCIPAL
                                                               RATINGS(1)           AMOUNT               VALUE
                                                               -------              ------               -----
    Valero Energy Corp., 4.75%, 04/01/14                       Baa3, BBB        $       635,000      $      600,095
                                                                                                     --------------

                                                                                                          6,286,425
                                                                                                     --------------
  TOTAL CORPORATE BONDS (COST $36,785,170)                                                               37,715,373
                                                                                                     --------------
ASSET-BACKED SECURITIES -- 0.7%
    Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%,
      10/07/18                                                  Aaa, AAA                500,000             496,050
                                                                                                     --------------

                                                                                   PRINCIPAL             VALUE
                                                                                    AMOUNT              (NOTE 2)
                                                                                    ------              --------
MORTGAGE-BACKED SECURITIES -- 3.7%
    Federal Home Loan Mortgage Corporation, 6.00%, 01/15/29                             700,000             710,414
    Federal Home Loan Mortgage Corporation Notes, 1589 N, 6.25%, 04/15/23                35,169              35,133
    Federal Home Loan Mortgage Corporation Notes, 7 Yr. Balloon, 4.50%,
      11/01/10                                                                          511,619             500,978
    Federal Home Loan Mortgage Corporation Notes, Gold 15 Yr., 6.00%,
      01/01/13                                                                           43,562              43,926
    Federal Home Loan Mortgage Corporation Notes, Pool G08097, 6.50%,
      11/01/35                                                                          237,170             241,608
    Federal National Mortgage Association Notes 2005-29 WC, 4.75%, 04/25/35             194,628             188,146
    Federal National Mortgage Association Notes, 15 Yr Pool 254833, 4.50%,
      08/01/18                                                                          184,448             178,510
    Federal National Mortgage Association Notes, 15 Yr Pool 629603, 5.50%,
      02/01/17                                                                          166,378             166,853
    Federal National Mortgage Association Notes, Pool 838891, 6.00%,
      07/01/35                                                                          587,220             590,077
                                                                                                     --------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $2,682,121)                                                      2,655,645
                                                                                                     --------------
U.S. TREASURY OBLIGATIONS -- 21.6%
  U.S. TREASURY BONDS -- 10.9%
    U.S. Treasury Bonds , 7.50%, 11/15/16                                               300,000             367,500
    U.S. Treasury Bonds, 8.88%, 02/15/19                                              1,130,000           1,560,106
    U.S. Treasury Bonds, 7.88%, 02/15/21                                                750,000             985,606
    U.S. Treasury Bonds, 7.25%, 08/15/22                                                500,000             632,852
    U.S. Treasury Bonds, 7.13%, 02/15/23                                                270,000             339,145
    U.S. Treasury Bonds, 6.00%, 02/15/26                                                900,000           1,029,727
    U.S. Treasury Bonds, 6.38%, 08/15/27                                                450,000             540,211
    U.S. Treasury Bonds, 5.25%, 02/15/29                                                925,000             978,115
    U.S. Treasury Bonds, 5.38%, 02/15/31                                                630,000             680,449
    U.S. Treasury Bonds, 6.25%, 05/15/30                                                500,000             600,899
                                                                                                     --------------
                                                                                                          7,714,610
                                                                                                     --------------
  U.S. TREASURY NOTES -- 10.7%
    U.S. Treasury Notes, 5.00%, 08/15/11                                                500,000             509,629
    U.S. Treasury Notes, 3.50%, 11/15/06 (2)                                            750,000             748,711
    U.S. Treasury Notes, 4.88%, 02/15/12                                                380,000             385,299
    U.S. Treasury Notes, 4.00%, 11/15/12 (2)                                          1,000,000             968,594
    U.S. Treasury Notes, 4.25%, 08/15/13 (2)                                          1,250,000           1,223,632
    U.S. Treasury Notes, 4.25%, 11/15/13 (2)                                            300,000             293,449
    U.S. Treasury Notes, 4.25%, 11/15/14 (2)                                            200,000             195,047
    U.S. Treasury Notes, 3.38%, 02/28/07                                                500,000             496,660
    U.S. Treasury Notes, 4.13%, 05/15/15 (2)                                          1,250,000           1,206,299
    U.S. Treasury Notes, 4.75%, 03/31/11 (2)                                          1,500,000           1,509,199
                                                                                                     --------------
                                                                                                          7,536,519
                                                                                                     --------------
  TOTAL U.S. TREASURY OBLIGATIONS (COST $14,703,027)                                                     15,251,129
                                                                                                     --------------
U.S. AGENCY OBLIGATIONS -- 16.8%
  FEDERAL HOME LOAN BANKS NOTES -- 4.3%
    Federal Home Loan Banks Notes, 5.75%, 05/15/12                                    1,400,000           1,456,360
    Federal Home Loan Banks Notes, 4.13%, 04/18/08                                      400,000             394,916

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Broad Market Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED

================================================================================

                                                                                   PRINCIPAL
                                                                                    AMOUNT               VALUE
                                                                                    ------               -----
    Federal Home Loan Bank, 4.50%, 11/15/12                                 $           400,000      $      390,549
    Federal Home Loan Bank, 5.25%, 06/18/14                                             800,000             813,917
                                                                                                     --------------

                                                                                                          3,055,742
                                                                                                     --------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.7%
    Federal Home Loan Mortgage Corporation Notes, 5.13%, 10/15/08                     1,350,000           1,353,788
    Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10                     1,000,000           1,070,076
    Federal Home Loan Mortgage Corporation Notes, 4.25%, 07/15/09                       500,000             490,963
    Federal Home Loan Mortgage Corporation Notes, 5.00%, 07/15/14                       600,000             601,186
    Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/08                       500,000             478,984
    Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16                       700,000             714,383
                                                                                                     --------------

                                                                                                          4,709,380
                                                                                                     --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.8%
    Federal National Mortgage Association Notes, 6.25%, 05/15/29                        585,000             668,325
    Federal National Mortgage Association Notes, 6.63%, 09/15/09                      1,000,000           1,046,534
    Federal National Mortgage Association Notes, 6.63%, 11/15/10                      1,000,000           1,063,525
    Federal National Mortgage Association Notes, 5.38%, 11/15/11 (2)                  1,300,000           1,327,874
                                                                                                     --------------

                                                                                                          4,106,258
                                                                                                     --------------
  TOTAL U.S. AGENCY OBLIGATIONS (COST $11,867,070)                                                       11,871,380
                                                                                                     --------------
                                                              MOODY'S/S&P
                                                               RATINGS(1)
                                                               -------
COMMERCIAL PAPER -- 3.8%
    AIG Funding, 5.26%, 10/02/06                                P-1, A-1              2,682,376           2,682,376
                                                                                                     --------------
TOTAL INVESTMENTS -- 100.0% (Cost $69,219,064)(3)                                                    $   70,671,953(4)
                                                                                                     ===============

                                                                                   PRINCIPAL
                                                                                    AMOUNT
                                                                                    ------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
  INSTITUTIONAL MONEY MARKET TRUST
    Institutional Money Market Trust, 5.31%, 10/02/06                                 5,614,962           5,614,962(5)
                                                                                                     --------------


(1)  The ratings shown are unaudited.
(1) Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2006.
(2)  Security partially or fully on loan.
(3) The cost for Federal income tax purposes is $69,219,064. At September 30, 2006 net unrealized appreciation was $1,452,889. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,952,727, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $499,838.
(4) At September 30, 2006, the market value of securities on loan for the Broad Market Bond Fund was $5,469,364. (5) The investments held as collateral on loaned securities represented 7.9% of the net assets of the Broad Market Bond Fund.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)
  (Showing Percentage of Total Investments)
================================================================================

                                                              MOODY'S/S&P          PRINCIPAL
                                                               RATINGS(1)           AMOUNT               VALUE
                                                               -------              ------               -----
MUNICIPAL BONDS -- 99.9%
  ALABAMA -- 5.4%
    Alabama 21st Century Auth. Tobacco Settlement
      Rev. Bonds, 5.10%, 12/01/09                               Baa1, A-        $       500,000      $      516,740
    Alabama Housing Fin. Auth. Single Family Mtge.
      Rev. Bonds, Ser. A-1, 5.00%, 10/01/14                     Aaa, NR                 160,000             161,266
    Alabama State Brd. of Edu. Calhoun Community
      College Rev. Bonds, 5.00%, 05/01/15                       Aaa, NR                 500,000             542,920
    Alabama State Public School & College Auth. Rev.
      Bonds, 5.125%, 11/01/10                                   Aa2, AA               1,215,000           1,269,359
    Alabama Water Poll. Cntrl. Auth. Rev. Bonds,
      Ser. B, (AMBAC), 4.50%, 08/15/10                          Aaa, AAA                250,000             254,412
    Jefferson County, AL Sewer Rev. Bonds, (FSA),
      5.25%, 02/01/11                                           Aaa, AAA                250,000             262,885
    Mobile, AL Water & Sewer Commrs. Ref. Rev.
      Bonds, 5.00%, 01/01/17                                    Aaa, AAA              1,500,000           1,591,395
    Trussville, AL Gen. Oblig. Ltd. Bonds, (MBIA),
      4.60%, 10/01/13                                           Aaa, NR                 165,000             171,254
    University of Alabama at Birmingham Hospital
      Rev. Bonds, Ser. A, 5.00%, 09/01/15                        A1, A+                 500,000             535,595
                                                                                                     --------------
                                                                                                          5,305,826
                                                                                                     --------------
  ARIZONA -- 3.5%
    Arizona Health Fac. Auth. Rev. Bonds Blood
      Systems Inc., 4.00%, 04/01/08                              NR, A-                 790,000             791,248
    Greenlee County, AZ School Dist. Gen. Oblig.
      Unltd. Bonds, 5.00%, 07/01/09                             Baa3, NR                175,000             177,492
    Greenlee County, AZ School Dist. Gen. Oblig.
      Unltd. Bonds, 5.00%, 07/01/10                             Baa3, NR                150,000             152,546
    Greenlee County, AZ School Dist. Gen. Oblig.
    G Unltd. Bonds, 5.00%, 07/01/13                             Baa3, NR                200,000             204,230
    Salt River Proj., AZ Agric. Imp. & Power Dist.
      Rev. Bonds, Ser. A, 5.25%, 01/01/20                       Aa1, AA               1,000,000           1,074,500
    Tucson, AZ, Ctfs. Participation Bonds, Public
      Improvements, Ser. A, (MBIA), 5.00%, 07/01/21             Aaa, AAA              1,000,000           1,071,620
                                                                                                     --------------
                                                                                                          3,471,636
                                                                                                     --------------
  CALIFORNIA -- 17.7%
    California Infrastructure & Economic Dev. Rev.
      Bonds, 5.00%, 10/01/18                                    Aa2, AA                 365,000             392,598
    California Infrastructure & Economic Dev. Rev.
      Bonds, 5.00%, 10/01/20                                    Aa2, AA               1,000,000           1,068,530
    California State Dept. Water Research Rev. Bonds
      Central VY Proj., Ser. AC, 5.00%, 12/01/15                Aaa, AAA              1,000,000           1,094,470
    California State Public Works Brd. Lease Rev.
      Bonds (Dept. Mental Health Hospital), (AMBAC),
      5.00%, 12/01/13                                           Aaa, AAA                575,000             619,016
    California State Public Works Brd. Ref. Rev.
      Bonds Dept. of Corrections, Ser. E, 5.00%,
      06/01/18                                                  Aaa, AAA                820,000             876,941
    California State Public Works Brd. Ref. Rev.
      Bonds,  Ser. D, (MBIA), 5.25%, 10/01/11                   Aaa, AAA                150,000             161,499
    California State Public Works Brd. Rev. Bonds
      (Dept. of Gen. Svcs.), Ser. A, (FSA), 5.00%,
      04/01/20                                                  A2, AAA               1,000,000           1,066,930
    California State Public Works Brd. Rev. Bonds
      Univ. of CA Research, (PJ-L), 5.25%, 11/01/17             Aaa, AAA              1,000,000           1,108,770
    California State School Imps. Ref. Gen. Oblig.
      Bonds, 5.25%, 02/01/14                                     A1, A+                 585,000             638,849
    California Statewide Communities Dev. Auth. Rev.
      Bonds Daughters of Charity Health, Ser. G,
      (Rev. Bonds LOC), 5.00%, 07/01/22                         NR, BBB+              1,200,000           1,242,888

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED

================================================================================

                                                              MOODY'S/S&P          PRINCIPAL
                                                               RATINGS(1)           AMOUNT               VALUE
                                                               -------              ------               -----
    Chabot-Las Positas, CA Comm. College Ref. Gen.
      Oblig. Bonds, (AMBAC), 5.00%, 08/01/17                    Aaa, AAA        $     1,000,000      $    1,100,160
    Compton, CA Certificate Participation Ref.
      Bonds, Ser. A, (Civic Center & Cap. Imp.),
      5.50%, 09/01/15                                           NR, BBB+                535,000             554,100
    Contra Costa County, CA Multi-Family Housing
      Rev. Bonds, 3.95%, 04/15/46                               NR, AAA               2,000,000           2,001,980
    Glendale, CA Univ. School Dist. Gen. Oblig.
      Bonds, Ser. C, (FSA), 5.50%, 09/01/15                     Aaa, AAA                125,000             132,981
    Lancaster,  CA Redev. Agency Tax Allocation Ref.
      Bonds, 5.25%, 12/01/20                                    Aaa, AAA                400,000             436,236
    Mojave Water Agency California Improvement
      District, 5.00%, 06/01/17                                 Aaa, AAA              1,410,000           1,546,135
    Palm Desert California Fin. Auth., 5.00%,
      04/01/25                                                  Aaa, AAA                500,000             531,045
    Redwood City, CA Elementary School Dist. Gen.
      Oblig. Bonds, (FGIC), 5.50%, 08/01/14                     Aaa, AAA                125,000             141,064
    San Francisco, CA City & County International
      Airport Rev. Bonds, 5.25%, 01/01/19(1)                    Aaa, AAA              1,540,000           1,579,732
    Tulare County, CA Ctfs. Participation Ref.
      Bonds, (MBIA), 5.00%, 08/15/10                            Aaa, NR                  50,000              52,872
    Univ. of CA Rev. Bonds, Ser. H, 5.00%, 05/15/18             Aaa, AAA                490,000             526,711
    Visalia, CA Cert. Participation Ref. Bonds,
      5.00%, 12/01/18                                           Aaa, AAA                500,000             532,755
                                                                                                     --------------

                                                                                                         17,406,262
                                                                                                     --------------
  COLORADO -- 0.5%
    Colorado Health Fac. Auth. Rev. Bonds (Catholic
      Health Initiatives), 5.38%, 09/01/10                      Aa2, AA                 500,000             530,385
                                                                                                     --------------
  DELAWARE -- 1.2%
    Bethany Beach, DE Gen. Oblig. Rev. Bonds,
      (MBIA), 9.75%, 11/01/07                                   Aaa, AAA                160,000             170,154
    Bethany Beach, DE Gen. Oblig. Rev. Bonds,
      (MBIA), 9.75%, 11/01/08                                   Aaa, AAA                180,000             202,396
    Delaware River & Bay Auth. Rev. Bonds, (AMBAC),
      5.40%, 01/01/14                                           Aaa, AAA                250,000             266,340
    Delaware State Economic Dev. Auth. Ref. Rev.
      Bonds, (Delmarva Power Poll. Cntrl. Proj.),
      Ser. 2001C, (AMBAC), 4.90%, 05/01/26                      Aaa, AAA                250,000             260,802
    Delaware State Economic Dev. Auth. Rev. Bonds,
      (Student Housing Univ. Courtyard), (RADIAN),
      5.38%, 08/01/11                                            NR, AA                 250,000             262,747
    Delaware State Housing Auth. Multi-Family Mtge.
      Ref. Rev. Bonds, Ser. 1992C, 7.25%, 01/01/07               A3, B                   20,000              20,109
                                                                                                     --------------

                                                                                                          1,182,548
                                                                                                     --------------
  FLORIDA -- 5.2%
    Alachua County, FL Public Imp. Rev. Bonds,
      5.00%, 08/01/14                                           Aaa, AAA                585,000             593,430
    Broward County, FL Resource Recovery Ref. Bonds,
      Wheelabrator South A, 5.00%, 12/01/07                      A3, AA                 275,000             278,847
    Lakeland, FL Energy Sys. Rev. Bonds, (MBIA),
      5.50%, 10/01/14                                           Aaa, AAA                455,000             492,310
    Osceola County, FL School Brd. Cert.
      Participation Four Corcers Charter School
      Bonds, Ser. A, (MBIA), 5.80%, 08/01/15                    Aaa, NR                 100,000             108,887
    Reedy Creek, FL Impt. Dist. Utilities Rev.
      Bonds, (MBIA), 5.25%, 10/01/14                            Aaa, AAA                900,000             982,926


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--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED

================================================================================

                                                              MOODY'S/S&P          PRINCIPAL
                                                               RATINGS(1)           AMOUNT               VALUE
                                                               -------              ------               -----
    Sarasota County, FL Public Hosp. Brd. Re. VRDB,
      3.85%, 07/01/37                                           Aaa, NR         $     2,695,000      $    2,695,000
                                                                                                     --------------
                                                                                                          5,151,400
                                                                                                     --------------
  GEORGIA -- 1.6%
    Clayton County, GA Dev. Auth. Rev. Bonds, Ser.
      A, 5.00%, 08/01/18                                        Aaa, AAA                465,000             502,498
    Georgia State Housing & Fin. Auth. Rev. Bonds,
      (Single Family Mtge.), 4.85%, 06/01/08                    NR, AAA                 260,000             260,127
    Gwinnett County, GA. Dev. Auth. COP's, (Gwinnett
      Cnty Public School Proj.), (MBIA), 5.25%,
      01/01/14                                                  Aaa, AAA                500,000             548,145
    Private Colleges & Univ. Auth. Rev. Bonds,
      (Emory Univ. Proj.), Ser. 2000A, 5.75%,
      11/01/15                                                  Aa2, AA                 250,000             272,457
                                                                                                     --------------
                                                                                                          1,583,227
                                                                                                     --------------
  ILLINOIS -- 1.5%
    Bloomington, IL Gen. Oblig. Unltd. Bonds, 5.50%,
      12/01/07                                                  Aa2, NR                 300,000             303,918
    Chicago, IL Water Rev. Sr. Lien Bonds, (AMBAC),
      5.75%, 11/01/11                                           Aaa, AAA                200,000             217,874
    Illinois Educ. Fac. Auth. Rev. Bonds,
      (Northwastern Univ. Proj.), 5.10%, 11/01/32               Aaa, AA+                400,000             423,216
    Illinois Educ. Fac. Auth. Rev. Bonds,
      (Northwastern Univ. Proj.), 5.15%, 11/01/32               Aaa, AA+                250,000             267,308
    Springfield, IL Elec. Rev. Bonds, Sr Lien,
      (MBIA), 5.50%, 03/01/12                                   Aaa, AAA                250,000             271,757
                                                                                                     --------------
                                                                                                          1,484,073
                                                                                                     --------------
  KANSAS -- 0.9%
    Butler & Sedgwick County, KS Univ. School Dist.
      Gen. Oblig. Unltd. Bonds, (FSA), 6.00%,
      09/01/14                                                  Aaa, AAA                500,000             577,835
    Topeka, KS Gen. Oblig. Bonds (College Hill Pub.
      Improvement) (MBIA), 5.50%, 08/15/14                      Aaa, NR                 275,000             297,347
                                                                                                     --------------
                                                                                                            875,182
                                                                                                     --------------
  LOUISIANA -- 0.5%
    Louisiana State Citizens Prop. Ins. Corp. Rev.
      Bonds, Public Improvements, Ser. B, (AMBAC),
      5.00%, 06/01/15                                           Aaa, AAA                435,000             471,183
                                                                                                     --------------
  MARYLAND -- 0.4%
    Maryland State Health & Higher Educ. Fac. Auth.
      Rev. Bonds, (AMBAC), 5.13%, 07/01/12                      Aaa, AAA                400,000             432,228
                                                                                                     --------------
  MASSACHUSETTS -- 1.7%
    Massachusetts State Commonwealth Gen. Oblig.
      Bonds, 5.00%, 10/01/09                                    Aa2, AA-                500,000             520,260
    Massachusetts State Dev. Fin. Agency Rev. Bond
      (Univ. of MA, Visual & Perfoming Arts Proj.),
      6.00%, 08/01/16                                            A2, NR                 310,000             362,415
    Massachusetts State Fed. Highway Grant Ant.
      Notes, Ser. 1998B, 5.13%, 12/15/14                        Aa3, NR                 350,000             364,773
    Massachusetts State Housing Fin. Agency Rev.
      Bonds, 4.00%, 12/01/10(1)                                 Aa2, AA                  85,000              84,322


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--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED

================================================================================

                                                              MOODY'S/S&P          PRINCIPAL
                                                               RATINGS(1)           AMOUNT               VALUE
                                                               -------              ------               -----
    Massachusetts State Special Oblig. Rev. Bonds
      Ref. Nts.- Federal Highway Grant Ant.-A,
      (FSA), 5.00%, 12/15/12                                    Aaa, NR         $       275,000      $      294,621
                                                                                                     --------------

                                                                                                          1,626,391
                                                                                                     --------------
  MICHIGAN -- 0.7%
    Fowlerville, MI Community Schools Dist. Gen.
      Oblig. Bonds, (FGIC), 5.00%, 05/01/15                     Aaa, AAA                650,000             702,241
                                                                                                     --------------
  MINNESOTA -- 0.3%
    Minnesota State Gen. Oblig. Rev. Bonds, 5.00%,
      11/01/07                                                  A1, AAA                 250,000             253,995
                                                                                                     --------------
  MISSOURI -- 1.7%
    Kansas City, MO Special Fac. Rev. Bonds Overhaul
      Base Project, Ser. G, 4.00%, 09/01/10                     A2, AA-                 540,000             539,017
    Kansas City, MO Special Fac. Rev. Bonds, MCI
      Overhaul Base Proj. Ser. G, 4.00%, 09/01/11               A2, AA-                 465,000             462,731
    Truman State Univ., MO Housing Sys. Rev. Bonds,
      5.00%, 06/01/15                                           Aaa, NR                 615,000             661,020
                                                                                                     --------------
                                                                                                          1,662,768
                                                                                                     --------------
  NEVADA -- 3.2%
    Clark County, NV Rev. Bonds (Airport & Marina
      Improvements), (AMBAC), 5.00%, 07/01/11                   Aaa, AAA              1,000,000           1,057,790
    Nevada State Gen. Oblig. Unref. Bal. Bonds,
      5.125%, 09/01/10                                          Aa1, AA+                345,000             350,579
    Nevada State Highway Imp. Rev. Bonds (Motor
      Vehicle Fuel Tax), (FGIC), 5.50%, 12/01/11                Aaa, AAA                250,000             271,555
    North Las Vegas, NV Ref. Bonds, 3.90%, 12/01/06              NR, NR                 150,000             150,024
    North Las Vegas, NV Ref. Bonds, 5.00%, 12/01/16              NR, NR                 900,000             923,391
    Washoe County, NV Gen. Oblig. Bonds, (Park, Open
      Space & Library), (FGIC), 5.75%, 05/01/14                 Aaa, AAA                380,000             412,167
                                                                                                     --------------
                                                                                                          3,165,506
                                                                                                     --------------
  NEW JERSEY -- 7.4%
    Camden County, NJ Impt. Auth. Cooper Health Sys
      Oblig Grp-B, 5.00%, 02/15/15                             Baa3, BBB              2,435,000           2,524,097
    Camden County, NJ Impt. Auth. Cooper Health Sys.
      Oblig. Grp-A, 5.00%, 02/15/15                            Baa3, BBB              1,090,000           1,129,883
    Camden County, NJ Impt. Auth. Health Care Rev.
      Bonds, 5.60%, 02/15/07                                   Baa3, BBB                 60,000              60,038
    Cherry Hill Township, NJ School Dist. Gen.
      Oblig. Bonds, 5.00%, 02/15/17                             Aaa, NR                 725,000             787,343
    New Jersey Health Care Facs. Fin. Auth. Dept. of
      Human Svcs.,, 5.00%, 09/15/09                             A1, AA-                 475,000             493,026
    New Jersey State Housing & Mtge. Fin. Agency
      Rev. Bonds, 5.20%, 10/01/07                               Aaa, AAA              2,000,000           2,025,040
    New Jersey Tobacco Settlement Fin. Corp. Rev.
      Bonds, 5.00%, 06/01/09                                   Baa3, BBB                250,000             256,170
                                                                                                     --------------
                                                                                                          7,275,597
                                                                                                     --------------
  NEW YORK -- 13.2%
    New York City Transitional Fin. Auth. Rev.
      Bonds, 5.00%, 11/01/11                                    Aa1, AAA                500,000             533,385
    New York City, NY Transitional Fin. Auth.,
      5.75%, 11/01/11                                           Aa1, AAA                215,000             233,092


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--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED

================================================================================

                                                              MOODY'S/S&P          PRINCIPAL
                                                               RATINGS(1)           AMOUNT               VALUE
                                                               -------              ------               -----
    New York Metropolitan Trans. Auth., Ser. A,
      5.00%, 11/15/21                                            A2, A          $       500,000      $      536,070
    New York State Agency Spec. School Purp. Rev.
      Bonds, Ser. C, 5.25%, 12/01/10                             NR, A+               1,500,000           1,591,740
    New York State Dorm Auth. Rev. Bonds, (MBIA),
      5.25%, 05/15/15                                           Aaa, AAA              1,000,000           1,099,050
    New York State Dorm. Auth. Pace Univ. Ref.
      Bonds, (MBIA), 6.50%, 07/01/08                            Aaa, AAA                515,000             541,208
    New York State Dorm. Auth. Personal Income Rev.
      Bonds, Ser. A, 5.00%, 03/15/13                            NR, AAA                 500,000             537,565
    New York State Dorm. Auth. Ref. Bonds, North
      General Hosp., 5.75%, 02/15/16                            Nr, AA-               2,035,000           2,251,300
    New York State Dorm. Auth. Rev. Bonds, New York
      State Dept. of Health, 5.25%, 07/01/17                    NR, AA-                 750,000             813,923
    New York State Environ. Fac. Corp. Rev. Bonds,
      Ser. A, 5.00%, 03/15/13                                   NR, AA-                 515,000             553,383
    New York State Power Auth., Ref. Bonds, Ser. A,
      5.00%, 11/15/16                                           Aaa, AAA              1,000,000           1,092,480
    New York Tobacco Sett. Fund. Corp. Rev. Bonds,
      Ser. A-1, 5.50%, 06/01/14                                 A1, AA-                 450,000             471,236
    New York, NY City Municipal Water Fin. Auth.
      Rev. Bonds, 5.00%, 06/15/19                               Aa2, AA+                500,000             533,500
    New York, NY City Transitional Fin. Auth. Rev.
      Bonds, Ser. A, 5.50%, 11/01/26                            Aa1, AAA                545,000             589,995
    New York, NY Gen. Oblig. Bonds (MBIA), 5.25%,
      05/15/18                                                  Aaa, AAA              1,000,000           1,089,530
    New York, NY Gen. Oblig. Bonds, Ser. E, 5.25%,
      08/01/12                                                  A1, AA-                 250,000             270,125
    New York, NY Valoren Property Tax Gen. Oblig.
      Bonds, 5.25%, 08/01/17                                    A1, AA-                 260,000             265,647
                                                                                                     --------------
                                                                                                         13,003,229
                                                                                                     --------------
  NORTH CAROLINA -- 1.3%
    Charlotte, NC Airport Rev. Bonds, Ser. B, 5.25%,
      07/01/11(1)                                               Aaa, AAA              1,000,000           1,046,370
    Charlotte, NC Storm Water Fee Rev. Bonds, 5.60%,
      06/01/13                                                  Aa2, AA+                250,000             269,712
                                                                                                     --------------
                                                                                                          1,316,082
                                                                                                     --------------
  OHIO -- 4.3%
    Lorain County, OH Hosp. Rev. Bonds, (Catholic
      Healthcare Partners), 5.00%, 10/01/08                     Aa3, AA-                500,000             512,950
    Lorain County, OH Hosp. Rev. Bonds, (Catholic
      Healthcare Partners), Ser. A, 5.63%, 10/01/16             Aa3, AA-                500,000             539,125
    Ohio State Bldg. Fac. Auth. Rev. Bonds, (Sports
      Bldg. Fund Proj.), Ser. 2001A, 5.50%, 04/01/12            Aa2, AA                 500,000             538,000
    Ohio State Gen. Oblig. Bonds, Ser. A, 5.38%,
      02/01/16                                                  Aa1, AA+              1,000,000           1,125,990
    Ohio State Higher Educ. Cap. Fac. Rev. Bonds,
      Ser. 2A, 5.50%, 12/01/08                                  Aa2, AA                 200,000             207,940
    Ohio State Higher Educ. Cap. Fac. Rev. Bonds,
      Ser. 2A, 5.50%, 12/01/09                                  Aa2, AA                 500,000             528,405
    Ohio State Infrastructure Imp. Gen. Oblig.
      Bonds, 5.75%, 02/01/14                                    Aa1, AA+                350,000             373,478


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--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED

================================================================================

                                                              MOODY'S/S&P          PRINCIPAL
                                                               RATINGS(1)           AMOUNT               VALUE
                                                               -------              ------               -----
    Pickerington, OH Local School Dist. Construction
      & Imp. Gen. Oblig. Bonds, 5.80%, 12/01/09                 Aaa, AAA        $       410,000      $      423,489
                                                                                                     --------------
                                                                                                          4,249,377
                                                                                                     --------------
  OKLAHOMA -- 0.1%
    Oklahoma City, OK Gen. Oblig. Bonds, 5.40%,
      07/01/10                                                  Aa2, AA+                100,000             106,459
                                                                                                     --------------
  OREGON -- 1.3%
    Oregon St. Transportation Dept. Rev. Bonds, Ser.
      A, 5.50%, 11/15/14                                        Aa2, AA+                790,000             872,136
    Portland, OR Urban Renewal & Redev. Ref. Bonds,
      Ser. A, 5.00%, 06/15/17                                   Aaa, NR                 320,000             347,703
                                                                                                     --------------
                                                                                                          1,219,839
                                                                                                     --------------
  PENNSYLVANIA -- 6.8%
    Adams County, PA Public Imp. Misc. Rev. Bonds,
      (FGIC), 5.20%, 05/15/11                                   Aaa, AAA                250,000             267,292
    Allegheny Cty., PA High. Educ. Bldg. Auth. Rev.
      Bonds, Carnegie Mellon Univ., 3.81%, 12/01/33             NR, AA-                 900,000             900,000
    Bristol Borough, PA School Dist. Gen. Oblig.
      Bonds, 5.00%, 03/01/20                                    Aaa, NR                 500,000             537,145
    Pennsylvania State Higher Educational Fac. Auth.
      Rev. Bonds (Philadelphia College of
      Osteopathic Medicine), 5.00%, 12/01/16                     NR, A                1,560,000           1,664,068
    Pennsylvania State Higher Educational Fac. Auth.
      Rev. Bonds (Slippery Rock Univ.), (XLCA), Ser.
      A, 5.00%, 07/01/21                                        Aaa, AAA                500,000             533,505
    Pennsylvania State Higher Educational Fac. Auth.
      Rev. Bonds, (Philadelphia College Osteopathic
      Medicine), 5.00%, 12/01/17                                 Nr, A                  500,000             531,660
    Pennsylvania State Ref. Gen. Oblig. Bonds,
      (FGIC), 5.38%, 11/15/07                                   Aaa, AAA                250,000             253,013
    Philadelphia, PA Airport Rev. Bonds, Ser. A,
      5.00%, 06/15/18(1)                                        Aaa, AAA                600,000             633,738
    Philadephia, PA School District Ref. Bonds, Ser.
      A, 5.00%, 08/01/17                                        Aaa, AAA                600,000             646,062
    Pittsburgh, PA Stadium Auth. Lease Rev. Bonds,
      6.50%, 04/01/11                                           Aaa, AAA                120,000             127,729
    State Public School Bldg. Auth. Pennsylvania
      Rev. Bonds, (FGIC), 5.25%, 11/01/15                       Aaa, AAA                545,000             595,020
                                                                                                     --------------
                                                                                                          6,689,232
                                                                                                     --------------
  PUERTO RICO -- 0.4%
    The Childrens Trust Fund, Puerto Rico, Tobacco
      Settlement Rev. Bonds, 5.00%, 05/15/09                   Baa3, BBB                100,000             102,305


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--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED

================================================================================

                                                              MOODY'S/S&P          PRINCIPAL
                                                               RATINGS(1)           AMOUNT               VALUE
                                                               -------              ------               -----
    The Childrens Trust Fund, Puerto Rico, Tobacco
      Settlement Rev. Bonds, 5.75%, 07/01/14                    NR, AAA         $       250,000      $      268,735
                                                                                                     --------------

                                                                                                            371,040
                                                                                                     --------------
  SOUTH CAROLINA -- 1.6%
    South Carolina State Public Servicing Authority
      Rev. Bonds, Ser. D, 5.00%, 01/01/20                       Aaa, AAA              1,500,000           1,582,890
                                                                                                     --------------
  SOUTH DAKOTA -- 0.3%
    South Dakota Housing Dev. Auth. Homeownership
      Mtge. Rev. Bonds, Ser. C, 4.15%, 05/01/07                 Aa1, AAA                265,000             265,233
                                                                                                     --------------
  TENNESSEE -- 0.3%
    Memphis, TN Sewer Sys. Ref. Rev. Bonds, 5.25%,
      10/01/13                                                   A2, AA                 250,000             272,235
                                                                                                     --------------
  TEXAS -- 7.5%
    Cedar Park, TX Utility Sys. Rev. Bonds, 5.00%,
      08/15/18                                                  Aaa, AAA                400,000             427,576
    Corpus Christi, TX Utility Sys. Rev. Bonds, Ser.
      A, 5.00%, 07/15/18                                        Aaa, AAA                500,000             537,835
    Galena Park, TX Indpt. School Dist. Gen. Oblig.
      Bonds, (PSF-GTY), 7.00%, 08/15/11                         Aaa, NR                 250,000             280,680
    Georgetown, TX Indpt. School Dist. Gen. Oblig.
      Ref. Bonds, (PSF-GTY), 5.00%, 02/15/17                    Aaa, AAA                500,000             534,230
    Harris Cnty. TX Hlth. Facs. Dev. Corp. Rev.
      VRDB, Ser. A, 3.89%, 12/01/32                              NR, AA               1,700,000           1,700,000
    Houston, TX Unrefunded-Ref. & Pub. Impt. - Ser.
      A, 5.25%, 03/01/13                                        Aa3, AA-                100,000             104,005
    Katy, TX Indpt. School Dist. Gen. Oblig. Bonds,
      (PSF-GTY), 5.50%, 02/15/15                                Aaa, AAA                500,000             536,355
    Laredo, TX Ref. Gen. Oblig. Bonds, 5.00%,
      08/15/19                                                  Aaa, AAA                850,000             912,211
    Lubbock, TX Health Fac. Dev. Corp. Rev. Bonds,
      (St. Joseph Health Sys.), 5.00%, 07/01/08                 Aa3, AA-                350,000             358,004
    Pearland, TX Indpt. School Dist. Schoolhouse
      Rev. Bonds, Ser. 2001A, (PSF-GTY), 5.00%,
      02/15/12                                                  Aaa, AAA                625,000             660,275
    San Antonio, TX Indpt. School Dist. Gen. Oblig.
      Unltd. Bonds, (PSF-GTY), 7.00%, 08/15/08                  Aaa, AAA                225,000             238,910
    Texas State Ref. Public Fin. Auth. Gen. Oblig.
      Bonds, Ser. 2001A, 5.50%, 10/01/12                        Aa1, AA                 300,000             324,123
    Texas Water Dev. Brd. Rev. Bonds, St. Revolving
      Fd-Sr Lien-Ser. 1998A, 5.25%, 07/15/11                    Aaa, AAA                500,000             514,340
    Univ. of Texas Ref. Rev. Bonds, Ser. 1992A,
      6.25%, 07/01/13                                           Aaa, AAA                 60,000              66,898
    Univ. of Texas Ref. Rev. Bonds, Ser. 1992A,
      6.25%, 07/01/13                                           Aaa, AAA                 75,000              84,336
    Univ. of Texas Ref. Rev. Bonds, Ser. 1992A,
      6.25%, 07/01/13                                           Aaa, AAA                 85,000              97,231
                                                                                                     --------------
                                                                                                          7,377,009
                                                                                                     --------------
  UTAH -- 1.9%
    Salt Lake County, UT Sales Tax Rev. Bonds,
      5.00%, 08/01/17                                           NR, AAA                 500,000             542,260
    Utah State Assd. Mun. Power Sys. Rev. Bonds,
      Payson Power Proj., Ser. A, 5.25%, 04/01/15               Aaa, AAA              1,000,000           1,085,720


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--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED

================================================================================

                                                              MOODY'S/S&P          PRINCIPAL
                                                               RATINGS(1)           AMOUNT               VALUE
                                                               -------              ------               -----
    Ttah State Bldg. Ownership Auth. Lease Rev.
      Bonds, 5.50%, 05/15/07                                    Aa1, AA+        $       250,000      $      250,567
                                                                                                     --------------

                                                                                                          1,878,547
                                                                                                     --------------
  VIRGINIA -- 3.4%
    Virginia State College Build. Auth. Rev. Bonds,
      5.25%, 02/01/18                                           Aa1, AA+              1,000,000           1,091,900
    Virginia State Pub. Bldg. Auth., Pub. Facs. Ref.
      Bonds, Ser. D, 5.00%, 08/01/16                            Aa1, AA+              1,000,000           1,084,040
    Virginia State Res. Auth. Rev. Bonds, Ser. B,
      5.00%, 11/01/11                                           Aaa, AAA              1,085,000           1,144,556
                                                                                                     --------------
                                                                                                          3,320,496
                                                                                                     --------------
  WASHINGTON -- 3.6%
    Clark & Skamania Counties, Washington School
      Dist. Gen. Oblig. Bonds, 5.00%, 12/01/16                  Aaa, NR               1,165,000           1,241,587
    Clark County Washington School Dist. No. 37 Gen.
      Oblig. Bonds, 5.13%, 12/01/10                             Aa3, NR                 500,000             527,995
    Seattle, WA Muni. Light & Power Ref. Rev. Bonds,
      (FSA), 5.00%, 07/01/10                                    Aaa, AAA                350,000             360,563
    Snohomish County, WA Public Utility Rev. Bonds,
      (FSA), 5.00%, 12/01/08                                    Aaa, AAA                250,000             257,455
    Washington State Public Power Supply Sys.
      Nuclear Proj. No. 1 Rev. Bonds, 5.75%, 07/01/09           Aaa, AA-                320,000             337,446
    Washington State Public Power Supply Sys.
      Nuclear Proj. No. 2 Rev. Bonds, 5.75%, 07/01/09           Aaa, AA-                200,000             210,904
    Washington State Variable Purpose-Ser. B, Gen.
      Oblig. Unltd. Bonds, 5.00%, 01/01/13                      Aa1, AA                 300,000             309,408
    Washington Tobacco Settlement Mgmt. Auth. Rev.
      Bonds, 5.00%, 06/01/08                                   Baa2, BBB                300,000             305,187
                                                                                                     --------------
                                                                                                          3,550,545
                                                                                                     --------------
  WEST VIRGINIA -- 0.3%
    West Virginia State Bldg. Ref. Rev. Bonds, Ser.
      A, (AMBAC), 5.38%, 07/01/18                               Aaa, AAA                250,000             281,443
                                                                                                     --------------
  WISCONSIN -- 0.2%
    Wisconsin State Trans. Rev. Ref. Bonds, Ser.1,
      5.75%, 07/01/14                                           Aaa, AAA                 70,000              77,778
    Wisconsin State Trans. Rev. Ref. Bonds, Ser.1,
      (AMBAC), 5.75%, 07/01/14                                  Aaa, AAA                105,000             115,238
                                                                                                     --------------

                                                                                                            193,016
                                                                                                     --------------
  TOTAL MUNICIPAL BONDS (COST $97,019,575)                                                               98,257,120
                                                                                                     --------------
                                                                                    SHARES
                                                                                    ------
SHORT-TERM INVESTMENTS -- 0.1%
    BlackRock Municipal Cash Tax-Exempt Cash Money Market Fund                           32,697              32,697
    BlackRock Municipal Fund Tax-Exempt Money Market Fund                                32,697              32,697
                                                                                                     --------------
  TOTAL SHORT-TERM INVESTMENTS (COST $65,394)                                                                65,394
                                                                                                     --------------
TOTAL INVESTMENTS -- 100.0% (Cost $97,084,969)(2)                                                    $   98,322,514
                                                                                                     ==============


(1)  The ratings shown are unaudited.

(1)  Security is subject to the Alternative Minimum Tax.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED

================================================================================


(2) The cost for Federal income tax purposes is $97,084,969. At September 30, 2006 net unrealized appreciation was $1,237,545. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,433,316, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $195,771.

AMBAC      - AMBAC Indemnity Corp.
FGIC       - Insured by Financial Guaranty Insurance Corp.
FSA        - Financial Security Assurance
LOC        - Letter of Credit
MBIA       - Municipal Bond Insurance Association
VRDB       - Variable Rate Demand Bonds

                                        8
WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)
  (Showing Percentage of Total Investments)
================================================================================

                                      SHARES        VALUE
                                      ------        -----
COMMON STOCK -- 73.5%
  CONSUMER DISCRETIONARY -- 8.9%
    ADVERTISING -- 0.5%
    Omnicom Group, Inc.                7,883    $    737,849
    The Interpublic Group of
      Cos., Inc.*                        714           7,068
                                                ------------
                                                     744,917
                                                ------------
    APPAREL RETAIL -- 0.0%
    Limited Brands, Inc.                 803          21,272
    The Gap, Inc.                        719          13,625
    The TJX Cos., Inc.                   246           6,895
                                                ------------
                                                      41,792
                                                ------------
    APPAREL, ACCESSORIES & LUXURY GOODS -- 0.0%
    Coach, Inc.*                         214           7,362
    Jones Apparel Group, Inc.            307           9,959
    Liz Claiborne, Inc.                   61           2,410
    V.F. Corp.                           202          14,736
                                                ------------
                                                      34,467
                                                ------------
    AUTO PARTS & EQUIPMENT -- 0.1%
    BorgWarner, Inc.                   3,000         171,510
    Johnson Controls, Inc.               441          31,637
                                                ------------
                                                     203,147
                                                ------------
    AUTOMOBILE MANUFACTURERS -- 0.1%
    Ford Motor Co.                     4,436          35,887
    General Motors Corp.               1,287          42,806
                                                ------------
                                                      78,693
                                                ------------
    AUTOMOTIVE RETAIL -- 0.1%
    AutoNation, Inc.*                  6,615         138,254
    AutoZone, Inc.*                       24           2,479
                                                ------------
                                                     140,733
                                                ------------
    BROADCASTING & CABLE TV -- 1.4%
    CBS Corp., Class B                 1,184          33,354
    Clear Channel
      Communications, Inc.               305           8,799
    Comcast Corp. - Class A*           4,972         183,218
    Comcast Corp. - Class A*          49,400       1,818,414
    Sirius Satellite Radio, Inc.*      8,000          31,280
    The E.W. Scripps Co.                 112           5,368
    Univision Communications,
      Inc. - Class A*                    130           4,464
                                                ------------
                                                   2,084,897
                                                ------------
    CASINOS & GAMING -- 0.0%
    Harrah's Entertainment, Inc.         215          14,282
    International Game
      Technology                         234           9,711
                                                ------------
                                                      23,993
                                                ------------
    COMPUTER & ELECTRONICS RETAIL -- 0.0%
    Best Buy Co., Inc.                   222          11,890
    Circuit City Stores, Inc.            391           9,818
    RadioShack Corp.                      85           1,641
                                                ------------
                                                      23,349
                                                ------------
    CONSUMER ELECTRONICS -- 0.0%
    Harman International
      Industries, Inc.                    45           3,755
                                                ------------
    DEPARTMENT STORES -- 1.2%
    Dillard's, Inc. - Class A            100           3,273
    Federated Department
      Stores, Inc.                     3,632         156,939
    J.C. Penney Co., Inc.             17,538       1,199,424
    Kohl's Corp.*                      4,621         299,995


                                      SHARES        VALUE
                                      ------        -----
    Nordstrom, Inc.                      509    $     21,531
    Sears Holdings Corp.*                 58           9,169
                                                ------------
                                                   1,690,331
                                                ------------
    DISTRIBUTORS -- 0.0%
    Genuine Parts Co.                    390          16,821
                                                ------------
    EDUCATIONAL SERVICES -- 0.0%
    Apollo Group, Inc. -
      Class A*                           103           5,072
                                                ------------
    FOOTWEAR -- 0.0%
    Nike, Inc. - Class B                  87           7,623
                                                ------------
    GENERAL MERCHANDISE STORES -- 0.0%
    Big Lots, Inc.*                      265           5,250
    Dollar General Corp.                 375           5,111
    Family Dollar Stores, Inc.           244           7,135
    Target Corp.                         493          27,238
                                                ------------
                                                      44,734
                                                ------------
    HOME FURNISHINGS -- 0.0%
    Leggett & Platt, Inc.                415          10,387
                                                ------------
    HOME IMPROVEMENT RETAIL -- 0.9%
    Lowe's Cos., Inc.                 35,926       1,008,084
    The Home Depot, Inc.               1,201          43,560
    The Sherwin-Williams Co.           4,775         266,349
                                                ------------
                                                   1,317,993
                                                ------------
    HOMEBUILDING -- 0.0%
    Centex Corp.                          72           3,789
    D.R. Horton, Inc.                    153           3,664
    KB Home Co.                          106           4,643
    Lennar Corp. - Class A                76           3,439
    Pulte Corp.                          524          16,694
                                                ------------
                                                      32,229
                                                ------------
    HOMEFURNISHING RETAIL -- 0.0%
    Bed Bath & Beyond, Inc.*             163           6,236
                                                ------------
    HOTELS, RESORTS & CRUISE LINES -- 0.5%
    Carnival Corp.                       528          24,832
    Hilton Hotels Corp.                  486          13,535
    Marriott International,
      Inc. - Class A                   9,202         355,565
    Starwood Hotels & Resorts
      Worldwide, Inc.                    123           7,035
    Wyndham Worldwide Corp.*           9,467         264,792
                                                ------------
                                                     665,759
                                                ------------
    HOUSEHOLD APPLIANCES -- 0.0%
    Black & Decker Corp.                  43           3,412
    Snap-On, Inc.                        133           5,925
    The Stanley Works                    167           8,325
    Whirlpool Corp.                      151          12,701
                                                ------------
                                                      30,363
                                                ------------
    HOUSEWARES & SPECIALTIES -- 0.0%
    Fortune Brands, Inc.                  66           4,957
    Newell Rubbermaid, Inc.              633          17,927
                                                ------------
                                                      22,884
                                                ------------
    INTERNET RETAIL -- 0.0%
    Amazon.Com, Inc.*                    171           5,493
                                                ------------
    LEISURE PRODUCTS -- 0.0%
    Brunswick Corp.                      207           6,456
    Hasbro, Inc.                         412           9,373
    Mattel, Inc.                         905          17,829
                                                ------------
                                                      33,658
                                                ------------
    MOTORCYCLE MANUFACTURERS -- 0.0%
    Harley-Davidson, Inc.                143           8,973
                                                ------------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

================================================================================

                                      SHARES        VALUE
                                      ------        -----
    MOVIES & ENTERTAINMENT -- 2.2%
    News Corp. - Class A              22,799    $    448,000
    The Walt Disney Co.               16,333         504,853
    Time Warner, Inc.                118,505       2,160,346
    Viacom, Inc., Class B*             1,402          52,127
                                                ------------
                                                   3,165,326
                                                ------------
    PHOTOGRAPHIC PRODUCTS -- 0.0%
    Eastman Kodak Co.                    633          14,179
                                                ------------
    PUBLISHING -- 0.3%
    Gannett Co., Inc.                    316          17,958
    Meredith Corp.                        54           2,664
    The McGraw-Hill Cos., Inc.         5,583         323,981
    The New York Times Co.               174           3,999
    Tribune Co.                          604          19,763
                                                ------------
                                                     368,365
                                                ------------
    RESTAURANTS -- 0.9%
    Darden Restaurants, Inc.             104           4,417
    McDonald's Corp.                  15,924         622,947
    Starbucks Corp.*                  21,431         729,725
    Wendy's International, Inc.           65           4,355
    Yum! Brands, Inc.                    155           8,068
                                                ------------
                                                   1,369,512
                                                ------------
    SPECIALIZED CONSUMER SERVICES -- 0.1%
    H&R Block, Inc.                    7,380         160,441
                                                ------------
    SPECIALTY STORES -- 0.6%
    Office Depot, Inc.*               21,134         839,020
    Officemax, Inc.                      163           6,640
    Staples, Inc.                        924          22,481
    Tiffany & Co.                         80           2,656
                                                ------------
                                                     870,797
                                                ------------
    TIRES & RUBBER -- 0.0%
    The Goodyear Tire &
      Rubber Co.*                         98           1,421
                                                ------------
  TOTAL CONSUMER DISCRETIONARY                    13,228,340
                                                ------------
  CONSUMER STAPLES -- 5.6%
    AGRICULTURAL PRODUCTS -- 0.0%
    Archer-Daniels Midland Co.         1,497          56,706
                                                ------------
    BREWERS -- 0.0%
    Anheuser-Busch Companies, Inc.       410          19,479
    Molson Coors Brewing Co.
      - Class B                          132           9,095
                                                ------------
                                                      28,574
                                                ------------
    DISTILLERS & VINTNERS -- 0.0%
    Brown-Forman Corp. -
      Class B                             99           7,588
    Constellation Brands, Inc.*          500          14,390
                                                ------------
                                                      21,978
                                                ------------
    DRUG RETAIL -- 1.2%
    CVS Corp.                         32,460       1,042,615
    Walgreen Co.                      15,859         703,981
                                                ------------
                                                   1,746,596
                                                ------------
    FOOD DISTRIBUTORS -- 0.0%
    Sysco Corp.                          355          11,875
                                                ------------
    FOOD RETAIL -- 1.0%
    Kroger Co.                        51,186       1,184,444
    Safeway, Inc.                      9,006         273,332
    SUPERVALU, Inc.                      449          13,313
    Whole Foods Market, Inc.              74           4,398
                                                ------------
                                                   1,475,487
                                                ------------


                                      SHARES        VALUE
                                      ------        -----
    HOUSEHOLD PRODUCTS -- 1.4%
    Colgate-Palmolive Co.             11,098    $    689,186
    Kimberly-Clark Corp.                 648          42,353
    Procter & Gamble Co.              21,242       1,316,579
    The Clorox Co.                        85           5,355
                                                ------------
                                                   2,053,473
                                                ------------
    HYPERMARKETS & SUPER CENTERS -- 0.6%
    Costco Wholesale Corp.            11,998         596,061
    Wal-Mart Stores, Inc.              6,420         316,634
                                                ------------
                                                     912,695
                                                ------------
    PACKAGED FOODS & MEATS -- 0.1%
    Campbell Soup Co.                     50           1,825
    ConAgra Foods, Inc.                1,201          29,401
    Dean Foods Co.*                      215           9,034
    General Mills, Inc.                  210          11,886
    Hershey Foods Corp.                  218          11,652
    HJ Heinz Co.                         523          21,929
    Kellogg Co.                          144           7,131
    McCormick & Co., Inc.                 34           1,291
    Sara Lee Corp.                     1,095          17,597
    Tyson Foods, Inc. - Class A          550           8,734
    Wm. Wrigley Jr. Co.                  101           4,652
    Wm. Wrigley Jr. Co. -
      Class B*                            25           1,150
                                                ------------
                                                     126,282
                                                ------------
    PERSONAL PRODUCTS -- 0.2%
    Alberto-Culver Co.                    91           4,604
    Avon Products, Inc.                  559          17,139
    Estee Lauder Companies,
      Inc. - Class A                   7,232         291,666
                                                ------------
                                                     313,409
                                                ------------
    SOFT DRINKS -- 0.9%
    Coca-Cola Co.                      2,790         124,657
    Coca-Cola Enterprises, Inc.          742          15,456
    Pepsi Bottling Group, Inc.           177           6,284
    PepsiCo, Inc.                     17,839       1,164,173
                                                ------------
                                                   1,310,570
                                                ------------
    TOBACCO -- 0.2%
    Altria Group, Inc.                 2,579         197,422
    Reynolds American, Inc.              414          25,656
    UST, Inc.                             91           4,990
                                                ------------
                                                     228,068
                                                ------------
  TOTAL CONSUMER STAPLES                           8,285,713
                                                ------------
  ENERGY -- 7.5%
    COAL & CONSUMABLE FUELS -- 0.0%
    Consol Energy, Inc.                  278           8,821
                                                ------------
    INTEGRATED OIL & GAS -- 3.5%
    ChevronTexaco Corp.               24,348       1,579,211
    ConocoPhillips                    42,496       2,529,787
    Exxon Mobil Corp.                  7,222         484,596
    Marathon Oil Corp.                   841          64,673
    Murphy Oil Corp.                     235          11,174
    Occidental Petroleum Corp.         9,694         466,379
                                                ------------
                                                   5,135,820
                                                ------------
    OIL & GAS DRILLING -- 0.0%
    Nabors Industries, Ltd.*             178           5,295
    Noble Corp.                          160          10,269
    Rowan Cos., Inc.                     160           5,061
    Transocean, Inc.*                    534          39,105
                                                ------------
                                                      59,730
                                                ------------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

================================================================================

                                      SHARES        VALUE
                                      ------        -----
    OIL & GAS EQUIPMENT & SERVICES -- 1.8%
    Baker Hughes, Inc.                 8,799    $    600,092
    BJ Services Co.                      164           4,941
    Halliburton Co.                   28,220         802,859
    National Oilwell, Inc.*              218          12,764
    Schlumberger, Ltd.                19,588       1,215,044
    Smith International, Inc.            290          11,252
    Weatherford
      International, Inc.*               432          18,023
                                                ------------
                                                   2,664,975
                                                ------------
    OIL & GAS EXPLORATION & PRODUCTION -- 1.6%
    Anadarko Petroleum Corp.             266          11,659
    Apache Corp.                      12,985         820,652
    Chesapeake Energy Corp.              204           5,912
    Devon Energy Corp.                23,755       1,500,128
    EOG Resources, Inc.                  138           8,977
    Hess Corp.                           279          11,556
    XTO Energy, Inc.                     226           9,521
                                                ------------
                                                   2,368,405
                                                ------------
    OIL & GAS REFINING & MARKETING -- 0.3%
    Sunoco, Inc.                         314          19,528
    Valero Energy Corp.                8,352         429,877
                                                ------------
                                                     449,405
                                                ------------
    OIL & GAS STORAGE & TRANSPORTATION -- 0.3%
    El Paso Corp.                      1,442          19,669
    Kinder Morgan, Inc.                  169          17,719
    The Williams Cos., Inc.           15,908         379,724
                                                ------------
                                                     417,112
                                                ------------
  TOTAL ENERGY                                    11,104,268
                                                ------------
  FINANCIALS -- 17.0%
    ASSET MANAGEMENT & CUSTODY BANKS -- 0.2%
    Ameriprise Financial, Inc.         2,293         107,542
    Bank of New York Co., Inc.         1,821          64,208
    Franklin Resources, Inc.             194          20,515
    Janus Capital Group, Inc.            145           2,859
    Legg Mason, Inc.                      73           7,363
    Mellon Financial Corp.               679          26,549
    Northern Trust Corp.                 276          16,127
    State Street Corp.                   434          27,082
    T.Rowe Price Group, Inc.             336          16,078
                                                ------------
                                                     288,323
                                                ------------
    CONSUMER FINANCE -- 0.7%
    American Express Co.              13,682         767,287
    Capital One Financial
      Corp.                            4,122         324,236
    SLM Corp.                            235          12,215
                                                ------------
                                                   1,103,738
                                                ------------
    DIVERSIFIED BANKS -- 2.4%
    Bank of America Corp.             53,743       2,879,012
    Comerica, Inc.                       353          20,093
    U.S. Bancorp                       4,205         139,690
    Wachovia Corp.                     3,775         210,645
    Wells Fargo & Co.                  7,768         281,046
                                                ------------
                                                   3,530,486
                                                ------------
    DIVERSIFIED CAPITAL MARKETS -- 2.3%
    Citigroup, Inc.                   44,462       2,208,428
    J.P. Morgan Chase & Co.           25,842       1,213,540
                                                ------------
                                                   3,421,968
                                                ------------
    INSURANCE BROKERS -- 0.0%
    Aon Corp.                            734          24,861


                                      SHARES        VALUE
                                      ------        -----
    Marsh & McLennan Cos., Inc.          710    $     19,986
                                                ------------
                                                      44,847
                                                ------------
    INVESTMENT BANKING & BROKERAGE -- 4.1%
    Charles Schwab Corp.               1,487          26,617
    E*TRADE Group, Inc.*                 505          12,080
    Goldman Sachs Group, Inc.          7,815       1,322,063
    Lehman Brothers Holdings, Inc.       894          66,031
    Merrill Lynch & Co., Inc.         30,431       2,380,313
    Morgan Stanley                    20,380       1,485,906
    The Bear Stearns
      Companies, Inc.                  5,673         794,787
                                                ------------
                                                   6,087,797
                                                ------------
    LIFE & HEALTH INSURANCE -- 0.2%
    AFLAC, Inc.                          596          27,273
    Lincoln National Corp.               707          43,891
    MetLife, Inc.                      1,740          98,623
    Principal Financial
      Group, Inc.                        664          36,042
    Prudential Financial, Inc.           708          53,985
    Torchmark Corp.                      163          10,287
    UnumProvident Corp.                  685          13,282
                                                ------------
                                                     283,383
                                                ------------
    MULTI-LINE INSURANCE -- 2.2%
    American International
      Group, Inc.                     37,591       2,490,780
    Assurant, Inc.                    12,000         640,920
    Genworth Financial, Inc.           1,058          37,040
    Hartford Financial
      Services Group, Inc.               689          59,771
    Loews Corp.                        1,063          40,288
                                                ------------
                                                   3,268,799
                                                ------------
    PROPERTY & CASUALTY INSURANCE -- 1.1%
    ACE, Ltd.                            729          39,898
    Ambac Financial Group, Inc.           60           4,965
    Chubb Corp.                        8,832         458,911
    Cincinnati Financial Corp.           272          13,072
    MBIA, Inc.                           197          12,104
    SAFECO Corp.                         270          15,911
    The Allstate Corp.                15,116         948,227
    The Progressive Corp.                460          11,288
    The St. Paul Cos., Inc.            1,599          74,977
    XL Capital, Ltd. - Class A           397          27,274
                                                ------------
                                                   1,606,627
                                                ------------
    REAL ESTATE INVESTMENT TRUSTS -- 0.2%
    Apartment Investment &
      Management Co. - Class A           230          12,514
    Archstone-Smith Trust                487          26,512
    Boston Properties, Inc.              158          16,328
    Equity Office Properties
      Trust                              857          34,074
    Equity Residential                   661          33,433
    Kimco Realty Corp.                   470          20,149
    Plum Creek Timber Co., Inc.          296          10,076
    ProLogis                             394          22,482
    Public Storage, Inc.                 192          16,510
    Simon Property Group, Inc.           361          32,714
    Vornado Realty Trust                 165          17,985
                                                ------------
                                                     242,777
                                                ------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
    Realoy Corp.*                     11,801         267,647
                                                ------------
    REGIONAL BANKS -- 1.2%
    AmSouth Bancorporation               753          21,867
    BB&T Corp.                         1,248          54,637

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

================================================================================

                                      SHARES        VALUE
                                      ------        -----
    Commerce Bancorp, Inc.               191    $      7,012
    Compass Bancshares, Inc.             265          15,100
    Fifth Third Bancorp                  767          29,207
    First Horizon National
      Corp.                              286          10,871
    Huntington Bancshares, Inc.          531          12,707
    KeyCorp                              884          33,097
    M&T Bank Corp.                       116          13,915
    Marshall & Ilsley Corp.              418          20,139
    National City Corp.               13,253         485,060
    North Fork Bancorp, Inc.          28,720         822,541
    PNC Financial Services
      Group                              652          47,231
    Regions Financial Corp.            1,009          37,121
    SunTrust Banks, Inc.                 834          64,451
    Synovus Financial Corp.              496          14,568
    Zions Bancorp                        156          12,450
                                                ------------
                                                   1,701,974
                                                ------------
    SPECIALIZED FINANCE -- 0.0%
    CIT Group, Inc.                      430          20,911
    Moody's Corp.                        379          24,779
    The Chicago Mercantile
      Exchange                            35          16,739
                                                ------------
                                                      62,429
                                                ------------
    THRIFTS & MORTGAGE FINANCE -- 2.2%
    Countrywide Financial
      Corp.                              334          11,703
    Fannie Mae                         6,185         345,803
    Freddie Mac                          388          25,736
    Golden West Financial
      Corp.                           11,544         891,774
    MGIC Investment Corp.                 53           3,179
    Sovereign Bancorp, Inc.           18,165         390,729
    Washington Mutual, Inc.           36,518       1,587,438
                                                ------------
                                                   3,256,362
                                                ------------
  TOTAL FINANCIALS                                25,167,157
                                                ------------
  HEALTH CARE -- 8.9%
    BIOTECHNOLOGY -- 1.4%
    Amgen, Inc.*                      16,702       1,194,694
    Applera Corporation -
      Applied Biosystems Group           239           7,913
    Biogen Idec, Inc.*                   514          22,966
    Genentech, Inc.*                   9,320         770,764
    Genzyme Corp.*                       318          21,455
    Gilead Sciences, Inc.*               245          16,832
    MedImmune, Inc.*                     138           4,031
                                                ------------
                                                   2,038,655
                                                ------------
    HEALTH CARE DISTRIBUTORS -- 0.5%
    AmerisourceBergen Corp.           14,518         656,213
    Cardinal Health, Inc.                240          15,778
    McKesson Corp.                       721          38,011
    Patterson Companies., Inc.*           59           1,983
                                                ------------
                                                     711,985
                                                ------------
    HEALTH CARE EQUIPMENT -- 1.2%
    Baxter International, Inc.           728          33,095
    Becton, Dickinson and Co.            131           9,258
    Biomet, Inc.                         139           4,474
    Boston Scientific Corp.*          55,880         826,465
    C.R. Bard, Inc.                       58           4,350
    Fisher Scientific
      International, Inc.*                69           5,399
    Hospira, Inc.*                        90           3,444
    Medtronic, Inc.                    1,940          90,094
    PerkinElmer, Inc.                    222           4,202
    Respironics, Inc.*                 3,600         138,996


                                      SHARES        VALUE
                                      ------        -----
    St. Jude Medical, Inc.*              197    $      6,952
    Stryker Corp.                     14,484         718,262
    Thermo Electron Corp.*               310          12,192
    Waters Corp.*                         67           3,034
    Zimmer Holdings, Inc.*               130           8,775
                                                ------------
                                                   1,868,992
                                                ------------
    HEALTH CARE FACILITIES -- 0.7%
    HCA, Inc.                         20,863       1,040,855
    Health Management
      Associates, Inc.                   139           2,905
    Manor Care, Inc.                      45           2,353
    Tenet Healthcare Corp.*            1,013           8,246
                                                ------------
                                                   1,054,359
                                                ------------
    HEALTH CARE SERVICES -- 0.5%
    Caremark Rx, Inc.                 13,353         756,715
    Express Scripts, Inc. -
      Class A*                            95           7,172
    IMS Health, Inc.                     105           2,797
    Laboratory Corp. of
      America Holdings*                   76           4,983
    Medco Health Solutions, Inc.*        420          25,246
    Quest Diagnostic, Inc.                93           5,688
                                                ------------
                                                     802,601
                                                ------------
    HEALTH CARE SUPPLIES -- 0.0%
    Bausch & Lomb, Inc.                   80           4,010
                                                ------------
    MANAGED HEALTH CARE -- 1.2%
    Aetna, Inc.                       29,342       1,160,476
    CIGNA Corp.                          180          20,938
    Coventry Health Care, Inc.*        7,590         391,037
    Humana, Inc.*                         92           6,080
    UnitedHealth Group, Inc.             751          36,949
    WellPoint, Inc*                    1,442         111,106
                                                ------------
                                                   1,726,586
                                                ------------
    PHARMACEUTICALS -- 3.4%
    Abbott Laboratories               35,899       1,743,255
    Allergan, Inc.                        73           8,221
    Barr Pharmaceuticals Inc.*            60           3,116
    Bristol-Myers Squibb Co.           3,071          76,529
    Eli Lilly & Co.                   12,259         698,763
    Forest Laboratories, Inc.*           191           9,667
    Johnson & Johnson                 10,451         678,688
    King Pharmaceuticals, Inc.*          136           2,316
    Merck & Co., Inc.                  3,332         139,611
    Mylan Laboratories, Inc.          19,923         401,050
    Pfizer, Inc.                      35,498       1,006,723
    Schering-Plough Corp.                841          18,578
    Watson Pharmaceuticals, Inc.*         59           1,544
    Wyeth                              3,925         199,547
                                                ------------
                                                   4,987,608
                                                ------------
  TOTAL HEALTH CARE                               13,194,796
                                                ------------
  INDUSTRIALS -- 10.5%
    AEROSPACE & DEFENSE -- 3.3%
    General Dynamics Corp.               226          16,198
    Goodrich Corp.                       233           9,441
    Honeywell International, Inc.     22,768         931,211
    L-3 Communications
      Holdings, Inc.                      67           5,248
    Lockheed Martin Corp.             13,837       1,190,812
    Northrop Grumman Corp.             9,817         668,243
    Raytheon Co.                       1,063          51,035
    Rockwell Collins, Inc.               100           5,484
    The Boeing Co.                     1,331         104,950

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

================================================================================

                                      SHARES        VALUE
                                      ------        -----
    United Technologies Corp.         30,458    $  1,929,514
                                                ------------
                                                   4,912,136
                                                ------------
    AIR FREIGHT & LOGISTICS -- 0.1%
    FedEx Corp.                          455          49,449
    Ryder Systems, Inc.                  148           7,649
    United Parcel Service,
      Inc. - Class B                   1,883         135,463
                                                ------------
                                                     192,561
                                                ------------
    AIRLINES -- 0.1%
    Southwest Airlines Co.             6,064         101,026
                                                ------------
    BUILDING PRODUCTS -- 0.4%
    American Standard
      Companies Inc.                     234           9,821
    Cemex S.A. de C.V.*               20,280         610,022
    Masco Corp.                          951          26,077
                                                ------------
                                                     645,920
                                                ------------
    COMMERCIAL PRINTING -- 0.0%
    R.R. Donnelley & Sons Co.            488          16,085
                                                ------------
    CONSTRUCTION & ENGINEERING -- 0.0%
    Fluor Corp.                          200          15,378
                                                ------------
    CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 0.5%
    Caterpillar, Inc.                  9,477         623,587
    Cummins, Inc.                        102          12,161
    Deere & Co.                          555          46,570
    Navistar International
      Corp.*                             120           3,098
    PACCAR, Inc.                         579          33,015
                                                ------------
                                                     718,431
                                                ------------
    DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 0.0%
    Cintas Corp.                          78           3,185
    Equifax, Inc.                         74           2,716
                                                ------------
                                                       5,901
                                                ------------
    ELECTRICAL COMPONENTS & EQUIPMENT -- 1.0%
    American Power Conversion
      Corp.                              245           5,380
    Cooper Industries, Ltd. -
      Class A                            212          18,067
    Emerson Electric Co.              16,350       1,371,111
    Rockwell Automation, Inc.            282          16,384
                                                ------------
                                                   1,410,942
                                                ------------
    ENVIRONMENTAL & FACILITIES SERVICES -- 0.4%
    Allied Waste Industries, Inc.*       513           5,781
    Republic Services, Inc.           14,200         570,982
    Waste Management, Inc.               785          28,794
                                                ------------
                                                     605,557
                                                ------------
    HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.0%
    Monster Worldwide, Inc.*             175           6,333
    Robert Half
      International, Inc.                233           7,915
                                                ------------
                                                      14,248
                                                ------------
    INDUSTRIAL CONGLOMERATES -- 3.3%
    3M Co.                             5,266         391,896
    General Electric Co.              88,486       3,123,556
    Textron, Inc.                        298          26,075
    Tyco International, Ltd.          46,856       1,311,499
                                                ------------
                                                   4,853,026
                                                ------------
    INDUSTRIAL MACHINERY -- 0.1%
    Danaher Corp.                        109           7,485
    Dover Corp.                          466          22,107
    Eaton Corp.                          344          23,684
    Illinois Tool Works, Inc.          1,548          69,505
    Ingersoll Rand Co.                   744          28,257


                                      SHARES        VALUE
                                      ------        -----
    ITT Industries, Inc.                 104    $      5,332
    Pall Corp.                           176           5,423
    Parker Hannifin Corp.                290          22,542
                                                ------------
                                                     184,335
                                                ------------
    OFFICE SERVICES & SUPPLIES -- 1.0%
    Avery Dennison Corp.                 254          15,283
    Pitney Bowes, Inc.                31,538       1,399,341
                                                ------------
                                                   1,414,624
                                                ------------
    RAILROADS -- 0.3%
    Burlington Northern Santa
      Fe Corp.                         3,669         269,452
    CSX Corp.                            946          31,057
    Norfolk Southern Corp.               946          41,671
    Union Pacific Corp.                  607          53,416
                                                ------------
                                                     395,596
                                                ------------
    TRADING COMPANIES & DISTRIBUTORS -- 0.0%
    W.W. Grainger, Inc.                  125           8,378
                                                ------------
  TOTAL INDUSTRIALS                               15,494,144
                                                ------------
  INFORMATION TECHNOLOGY -- 10.2%
    APPLICATION SOFTWARE -- 0.0%
    ADC Telecommunications, Inc.*        252           3,780
    Adobe Systems, Inc.*                 335          12,546
    Autodesk, Inc.*                      114           3,965
    Citrix Systems, Inc.*                101           3,657
    Compuware Corp.*                     842           6,559
    Intuit, Inc.*                        220           7,060
    Parametric Technology
      Corp.*                             152           2,654
                                                ------------
                                                      40,221
                                                ------------
    COMMUNICATIONS EQUIPMENT -- 1.7%
    Avaya, Inc.*                         976          11,165
    Ciena Corp.*                         179           4,878
    Cisco Systems, Inc.*              27,381         629,763
    Comverse Technology, Inc.*           310           6,646
    Corning, Inc.*                     2,516          61,416
    JDS Uniphase Corp.*                2,807           6,147
    Juniper Networks, Inc.*              752          12,995
    Lucent Technologies, Inc.*         7,597          17,777
    Motorola, Inc.                     4,429         110,725
    QUALCOMM, Inc.                    19,328         702,573
    Research in Motion Ltd.
      NY Reg.*                         8,700         893,142
    Tellabs, Inc.*                     1,084          11,881
                                                ------------
                                                   2,469,108
                                                ------------
    COMPUTER HARDWARE -- 3.1%
    Apple Computer, Inc.*             13,495       1,039,520
    Dell, Inc.*                        1,351          30,857
    Hewlett-Packard Co.               41,871       1,536,247
    International Business
      Machines Corp.                  21,215       1,738,357
    NCR Corp.*                         3,308         130,600
    Sun Microsystems, Inc.*            7,819          38,860
                                                ------------
                                                   4,514,441
                                                ------------
    COMPUTER STORAGE & PERIPHERALS -- 0.1%
    EMC Corp.*                         3,617          43,332
    Lexmark International
      Group, Inc. - Class A*              89           5,132
    Network Appliance, Inc.*             220           8,142
    QLogic Corp.*                         98           1,852
    Sandisk Corp.*                       171           9,155
                                                ------------
                                                      67,613
                                                ------------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

================================================================================

                                      SHARES        VALUE
                                      ------        -----
    DATA PROCESSING & OUTSOURCED SERVICES -- 1.3%
    Affiliated Computer
      Services, Inc.*                     71    $      3,682
    Automatic Data
      Processing, Inc.                   689          32,617
    Computer Sciences Corp.*           3,429         168,432
    Convergys Corp.*                     220           4,543
    Electronic Data Systems
      Corp.                            1,194          29,277
    First Data Corp.                  22,063         926,646
    Fiserv, Inc.*                        106           4,992
    Paychex, Inc.                     19,528         719,607
    Sabre Holdings Corp. -
      Class A                            242           5,660
                                                ------------
                                                   1,895,456
                                                ------------
    ELECTRONIC EQUIPMENT MANUFACTURERS -- 0.0%
    Agilent Technologies, Inc.*          735          24,027
    Symbol Technologies, Inc.            559           8,307
    Tektronix, Inc.                      117           3,385
                                                ------------
                                                      35,719
                                                ------------
    ELECTRONIC MANUFACTURING SERVICES -- 0.0%
    Jabil Circuit, Inc.                   97           2,771
    Molex, Inc.                          233           9,080
    Sanmina-SCI Corp.*                 1,282           4,795
    Solectron Corp.*                   2,198           7,165
                                                ------------
                                                      23,811
                                                ------------
    HOME ENTERTAINMENT SOFTWARE -- 0.0%
    Electronic Arts, Inc.*               662          36,860
                                                ------------
    INTERNET SOFTWARE & SERVICES -- 0.9%
    eBay, Inc.*                          644          18,264
    Google, Inc.- Class A*             3,258       1,309,390
    VeriSign, Inc.*                      141           2,848
    Yahoo!, Inc.*                        727          18,379
                                                ------------
                                                   1,348,881
                                                ------------
    IT CONSULTING & OTHER SERVICES -- 0.0%
    Unisys Corp.*                        729           4,126
                                                ------------
    OFFICE ELECTRONICS -- 0.9%
    Xerox Corp.*                      81,245       1,264,172
                                                ------------
    SEMICONDUCTOR EQUIPMENT -- 0.1%
    Applied Materials, Inc.            9,178         162,726
    Broadcom Corp. Class A*              267           8,101
    KLA-Tencor Corp.                     266          11,829
    Novellus Systems, Inc.*              206           5,698
    Teradyne, Inc.*                      400           5,264
                                                ------------
                                                     193,618
                                                ------------
    SEMICONDUCTORS -- 0.4%
    Advanced Micro Devices, Inc.*      1,119          27,807
    Altera Corp.*                        455           8,363
    Analog Devices, Inc.                 442          12,990
    Freescale Semiconductor, inc.*       644          24,478
    Intel Corp.                       13,728         282,385
    Linear Technology Corp.              171           5,322
    LSI Logic Corp.*                     672           5,524
    Maxim Integrated
      Products, Inc.                     184           5,165
    Micron Technology, Inc.*           1,678          29,197
    National Semiconductor
      Corp.                              521          12,259
    NVIDIA Corp.*                        190           5,622
    PMC-Sierra, Inc.*                 10,427          61,936
    Spansion Inc.*                     1,600          26,672
    Texas Instruments, Inc.            2,322          77,207
    Xilinx, Inc.                         470          10,317
                                                ------------
                                                     595,244
                                                ------------


                                      SHARES        VALUE
                                      ------        -----
    SYSTEMS SOFTWARE -- 1.7%
    BMC Software, Inc.*                  427    $     11,623
    CA, Inc.                             776          18,383
    Microsoft Corp.                   14,496         396,176
    Novell, Inc.*                        900           5,508
    Oracle Corp.*                     47,719         846,535
    Symantec Corp.*                   58,707       1,249,285
                                                ------------
                                                   2,527,510
                                                ------------
  TOTAL INFORMATION TECHNOLOGY                    15,016,780
                                                ------------
  MATERIALS -- 0.5%
    ALUMINUM -- 0.1%
    Alcoa, Inc.                        2,024          56,753
                                                ------------
    CONSTRUCTION MATERIALS -- 0.0%
    Vulcan Materials Co.                 142          11,112
                                                ------------
    DIVERSIFIED CHEMICALS -- 0.2%
    Ashland, Inc.                        176          11,225
    Dow Chemical Co.                   2,219          86,497
    E.I. DuPont de Nemours &
      Co.                              2,115          90,607
    Eastman Chemical Co.                 164           8,859
    Hercules, Inc.*                      210           3,312
    PPG Industries, Inc.                 356          23,880
                                                ------------
                                                     224,380
                                                ------------
    DIVERSIFIED METALS & MINING -- 0.0%
    Freeport-McMoRan Copper &
      Gold, Inc. - Class B               255          13,582
    Phelps Dodge Corp.                   446          37,776
                                                ------------
                                                      51,358
                                                ------------
    FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.0%
    Monsanto Co.                         892          41,933
                                                ------------
    FOREST PRODUCTS -- 0.0%
    Louisiana-Pacific Corp.              255           4,786
    Weyerhaeuser Co.                     566          34,826
                                                ------------
                                                      39,612
                                                ------------
    GOLD -- 0.0%
    Newmont Mining Corp.                 507          21,674
                                                ------------
    INDUSTRIAL GASES -- 0.1%
    Air Products & Chemicals, Inc.       511          33,915
    Praxair, Inc.                        440          26,031
                                                ------------
                                                      59,946
                                                ------------
    METAL & GLASS CONTAINERS -- 0.0%
    Ball Corp.                            82           3,317
    Pactiv Corp.*                        167           4,746
                                                ------------
                                                       8,063
                                                ------------
    PAPER PACKAGING -- 0.0%
    Bemis Company, Inc.                  282           9,266
    Sealed Air Corp.                     191          10,337
    Temple-Inland, Inc.                  260          10,426
                                                ------------
                                                      30,029
                                                ------------
    PAPER PRODUCTS -- 0.0%
    International Paper Co.            1,124          38,924
    MeadWestvaco Corp.                   424          11,240
                                                ------------
                                                      50,164
                                                ------------
    SPECIALTY CHEMICALS -- 0.0%
    Ecolab, Inc.                         103           4,410
    International Flavors &
      Fragrances, Inc.                   125           4,943
    Rohm & Haas Co.                      355          16,809

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

================================================================================

                                      SHARES        VALUE
                                      ------        -----
    Sigma-Aldrich Corp.                   53    $      4,011
                                                ------------
                                                      30,173
                                                ------------
    STEEL -- 0.1%
    Allegheny Technologies, Inc.         150           9,328
    Nucor Corp.                          704          34,841
    United States Steel Corp.            251          14,478
                                                ------------
                                                      58,647
                                                ------------
  TOTAL MATERIALS                                    683,844
                                                ------------
  TELECOMMUNICATION SERVICES -- 2.3%
    INTEGRATED TELECOMMUNICATION SERVICES -- 1.2%
    AT&T, Inc.                        12,313         400,911
    BellSouth Corp.                    4,180         178,695
    CenturyTel, Inc.                  20,075         796,375
    Citizens Communications Co.          790          11,092
    Embarq Corp.                         342          16,543
    Qwest Communications
      International, Inc.*             3,509          30,598
    Verizon Communications, Inc.       6,777         251,630
    Windstream Corp.                   1,097          14,469
                                                ------------
                                                   1,700,313
                                                ------------
    WIRELESS TELECOMMUNICATION SERVICES -- 1.1%
    Alltel Corp.                         587          32,579
    Sprint Corp.                      95,854       1,643,896
                                                ------------
                                                   1,676,475
                                                ------------
  TOTAL TELECOMMUNICATION SERVICES                 3,376,788
                                                ------------
  UTILITIES -- 2.1%
    ELECTRIC UTILITIES -- 1.6%
    Allegheny Energy, Inc.*              374          15,024
    American Electric Power
      Co., Inc.                          913          33,206
    Edison International Co.             478          19,904
    Entergy Corp.                        482          37,707
    Exelon Corp.                      32,243       1,951,991
    FirstEnergy Corp.                    759          42,398
    FPL Group, Inc.                      907          40,815
    Pinnacle West Capital
      Corp.                              217           9,776
    PPL Corp.                            846          27,833
    Progress Energy, Inc.                572          25,957
    The Southern Co.                   1,718          59,202
                                                ------------
                                                   2,263,813
                                                ------------
    GAS UTILITIES -- 0.0%
    Nicor, Inc.                          135           5,773
    Peoples Energy Corp.                 110           4,471
                                                ------------
                                                      10,244
                                                ------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
    AES Corp.*                           935          19,065
    Constellation Energy Group           440          26,048
    Duke Energy Corp.                  2,851          86,100
    Dynegy, Inc.*                        720           3,989
    TXU Corp.                            812          50,766
                                                ------------
                                                     185,968
                                                ------------
    MULTI-UTILITIES -- 0.4%
    Ameren Corp.                         469          24,759
    CenterPoint Energy, Inc.             712          10,196
    CMS Energy Corp.*                    502           7,249
    Consolidated Edison, Inc.            583          26,935
    Dominion Resources, Inc.             784          59,968
    DTE Energy Co.                       378          15,691
    KeySpan Corp.                        389          16,003
    NiSource, Inc.                       585          12,718


                                      SHARES        VALUE
                                      ------        -----
    PG&E Corp.                         7,782    $    324,120
    Public Service Enterprise
      Group, Inc.                        583          35,674
    Sempra Energy Co.                    589          29,597
    TECO Energy, Inc.                    450           7,042
    Xcel Energy, Inc.                    906          18,709
                                                ------------
                                                     588,661
                                                ------------
  TOTAL UTILITIES                                  3,048,686
                                                ------------
  TOTAL COMMON STOCK
    (Cost $91,990,245)                           108,600,516
                                                ------------
EXCHANGE TRADED FUNDS -- 25.7%
    iShares Russell 1000
      Growth Index Fund              633,658      32,981,899
    iShares Russell 1000
      Index Fund                      20,468       1,477,790
    iShares Russell 1000
      Value Index Fund                45,934       3,540,133
                                                ------------
  TOTAL EXCHANGE TRADED FUNDS
    (Cost $37,309,292)                            37,999,822
                                                ------------
SHORT-TERM INVESTMENTS -- 0.8%
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series           609,813         609,813
    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series           609,813         609,813
                                                ------------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $1,219,626)                              1,219,626
                                                ------------

TOTAL INVESTMENTS -- 100.0%
    (Cost $130,519,163)(1)                      $147,819,964
                                                ============

*    Non-income producing security.

(1) The cost for Federal income tax purposes is $131,126,189. At September 30, 2006 net unrealized appreciation was $16,693,775. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $17,556,439, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $862,664.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)
  (Showing Percentage of Total Investments)
================================================================================

                                      SHARES         VALUE
                                      ------         -----
COMMON STOCK -- 59.2%
  CONSUMER DISCRETIONARY -- 10.7%
    ADVERTISING -- 0.5%
    aQuantive, Inc.*                   9,400    $    222,028
    Catalina Marketing Corp.             294           8,085
    Harte-Hanks, Inc.                    370           9,750
    Valassis Communications, Inc.*       293           5,171
                                                ------------
                                                     245,034
                                                ------------
    APPAREL RETAIL -- 1.0%
    Abercrombie & Fitch Co.              541          37,589
    Aeropostale, Inc.*                   370          10,815
    American Eagle
      Outfitters, Inc.                   822          36,028
    AnnTaylor Stores Corp.*              449          18,795
    Charming Shoppes, Inc.*              770          10,996
    Chico's FAS, Inc.*                 1,127          24,265
    DSW, Inc.*                         9,300         292,950
    Foot Locker, Inc.                    985          24,871
    Pacific Sunwear of
      California, Inc.*                  486           7,329
    Payless ShoeSource, Inc.*            447          11,130
    Ross Stores, Inc.                    925          23,504
    Urban Outfitters, Inc.*              670          11,852
                                                ------------
                                                     510,124
                                                ------------
    APPAREL, ACCESSORIES & LUXURY GOODS -- 2.3%
    Carter's, Inc.*                   13,450         354,945
    Hanesbrands, Inc.*                   600          13,506
    Liz Claiborne, Inc.                6,025         238,048
    Polo Ralph Lauren Corp. -
      Class A                          6,190         400,431
    Under Armour Inc.*                 6,050         242,121
                                                ------------
                                                   1,249,051
                                                ------------
    AUTO PARTS & EQUIPMENT -- 0.1%
    ArvinMeritor, Inc.                   424           6,038
    BorgWarner, Inc.                     367          20,982
    Gentex Corp.                         958          13,613
    Lear Corp.                           456           9,439
    Modine Manufacturing Co.             195           4,744
                                                ------------
                                                      54,816
                                                ------------
    AUTOMOBILE MANUFACTURERS -- 0.0%
    Thor Industries, Inc.                221           9,099
                                                ------------
    AUTOMOTIVE RETAIL -- 0.1%
    Advance Auto Parts, Inc.             703          23,141
    Circuit City Stores, Inc.
      - Carmax Group*                    672          28,029
    O'Reilly Automotive, Inc.*           730          24,243
                                                ------------
                                                      75,413
                                                ------------
    BROADCASTING & CABLE TV -- 0.0%
    Emmis Communications
      Corp. - Class A*                   225           2,756
    Entercom Communications
      Corp.                              210           5,292
    Westwood One, Inc.                   410           2,903
                                                ------------
                                                      10,951
                                                ------------
    CASINOS & GAMING -- 0.1%
    Boyd Gaming Corp.                    265          10,187
    Scientific Games Corp.*              420          13,356
                                                ------------
                                                      23,543
                                                ------------
    CATALOG RETAIL -- 0.8%
    Coldwater Creek, Inc.*            15,210         437,440
                                                ------------
    COMPUTER & ELECTRONICS RETAIL -- 0.4%
    GameStop Corp. - Class A*            475          21,983


                                      SHARES         VALUE
                                      ------         -----
    RadioShack Corp.                   9,350    $    180,455
                                                ------------
                                                     202,438
                                                ------------
    DEPARTMENT STORES -- 0.0%
    Saks, Inc.                           836          14,446
                                                ------------
    EDUCATIONAL SERVICES -- 0.6%
    Bright Horizons Family
      Solutions, Inc.*                 6,550         273,332
    Career Education Corp.*              614          13,815
    Corinthian Colleges, Inc.*           503           5,437
    DeVry, Inc.*                         391           8,317
    ITT Educational Services,
      Inc.*                              234          15,514
    Laureate Education, Inc.*            304          14,549
                                                ------------
                                                     330,964
                                                ------------
    FOOTWEAR -- 0.7%
    The Timberland Co. -
      Class A*                        12,460         358,474
                                                ------------
    GENERAL MERCHANDISE STORES -- 0.6%
    99 Cents Only Stores*                386           4,566
    Dollar General Corp.              22,000         299,860
    Dollar Tree Stores, Inc.*            698          21,610
                                                ------------
                                                     326,036
                                                ------------
    HOME FURNISHINGS -- 0.1%
    Furniture Brands
      International, Inc.                298           5,674
    Mohawk Industries, Inc.*             338          25,164
                                                ------------
                                                      30,838
                                                ------------
    HOMEBUILDING -- 0.1%
    Beazer Homes USA, Inc.               250           9,760
    Hovnanian Enterprises, Inc.*         220           6,455
    M.D.C. Holdings, Inc.                200           9,290
    Ryland Group, Inc.                   294          12,704
    Toll Brothers, Inc.*                 791          22,211
                                                ------------
                                                      60,420
                                                ------------
    HOMEFURNISHING RETAIL -- 0.1%
    Pier 1 Imports, Inc.                 481           3,569
    Rent-A-Center, Inc.*                 427          12,507
    Williams-Sonoma, Inc.                733          23,742
                                                ------------
                                                      39,818
                                                ------------
    HOUSEWARES & SPECIALTIES -- 0.0%
    American Greetings Corp.             389           8,994
    Blyth, Inc.                          165           4,014
    Tupperware Corp.                     325           6,325
                                                ------------
                                                      19,333
                                                ------------
    LEISURE FACILITIES -- 0.6%
    International Speedway
      Corp. - Class A                    243          12,111
    Life Time Fitness, Inc.*           7,150         330,974
                                                ------------
                                                     343,085
                                                ------------
    LEISURE PRODUCTS -- 0.0%
    Callaway Golf Co.                    427           5,598
                                                ------------
    PUBLISHING -- 2.2%
    Belo Corp.                           562           8,885
    Gannett Co., Inc.                 10,475         595,294
    Lee Enterprises, Inc.                305           7,698
    Media General, Inc. -
      Class A                            141           5,319
    Scholastic Corp.*                    229           7,133
    The Readers Digest
      Association, Inc.                  560           7,258
    The Washington Post Co.               38          28,006

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

================================================================================

                                      SHARES         VALUE
                                      ------         -----
    Tribune Co.                       15,950    $    521,884
                                                ------------
                                                   1,181,477
                                                ------------
    RESTAURANTS -- 0.2%
    Applebee's International,
      Inc.                               450           9,679
    Bob Evans Farms, Inc.                206           6,238
    Brinker International,
      Inc.                               525          21,047
    CBRL Group, Inc.                     192           7,762
    OSI Restaurant Partners,
      Inc.                               470          14,904
    Ruby Tuesday, Inc.                   388          10,938
    The Cheesecake Factory,
      Inc.*                              483          13,133
                                                ------------
                                                      83,701
                                                ------------
    SPECIALIZED CONSUMER SERVICES -- 0.0%
    Regis Corp.                          281          10,074
    Sotheby's Holdings, Inc.
      - Class A                          353          11,380
                                                ------------
                                                      21,454
                                                ------------
    SPECIALTY STORES -- 0.2%
    Barnes & Noble, Inc.                 344          13,051
    Borders Group, Inc.                  419           8,548
    Claire's Stores, Inc.                641          18,692
    Michael's Stores, Inc.               841          36,617
    PetSmart                             874          24,253
                                                ------------
                                                     101,161
                                                ------------
    TIRES & RUBBER -- 0.0%
    Bandag, Inc.                          81           3,324
                                                ------------
  TOTAL CONSUMER DISCRETIONARY                     5,738,038
                                                ------------
  CONSUMER STAPLES -- 4.7%
    BREWERS -- 0.8%
    Molson Coors Brewing Co.
      - Class B                        5,890         405,821
                                                ------------
    FOOD RETAIL -- 0.0%
    Ruddick Corp.                        268           6,976
                                                ------------
    HOUSEHOLD PRODUCTS -- 0.1%
    Church and Dwight Co., Inc.          394          15,409
    Energizer Holdings, Inc.*            364          26,205
                                                ------------
                                                      41,614
                                                ------------
    HYPERMARKETS & SUPER CENTERS -- 0.0%
    BJ's Wholesale Club, Inc.*           433          12,635
                                                ------------
    PACKAGED FOODS & MEATS -- 3.0%
    Cadbury Schweppes PLC, ADR         8,920         381,509
    General Mills, Inc.                5,650         319,790
    HJ Heinz Co.                       8,185         343,197
    Hormel Foods Corp.                   441          15,867
    Lancaster Colony Corp.               183           8,191
    Smithfield Foods, Inc.*              615          16,617
    The J.M. Smucker Co.                 359          17,214
    Tootsie Roll Industries, Inc.        157           4,602
    Wm. Wrigley Jr. Co.               11,000         506,660
                                                ------------
                                                   1,613,647
                                                ------------
    SOFT DRINKS -- 0.0%
    PepsiAmericas, Inc.                  380           8,109
                                                ------------
    TOBACCO -- 0.8%
    Universal Corp.                   11,405         416,624
                                                ------------
  TOTAL CONSUMER STAPLES                           2,505,426
                                                ------------
  ENERGY -- 4.1%
    COAL & CONSUMABLE FUELS -- 0.2%
    Arch Coal, Inc.                      908          26,251


                                      SHARES         VALUE
                                      ------         -----
    Peabody Energy Corp.               1,677    $     61,680
                                                ------------
                                                      87,931
                                                ------------
    INTEGRATED OIL & GAS -- 0.1%
    ConocoPhillips                     1,370          81,556
                                                ------------
    OIL & GAS DRILLING -- 0.9%
    ENSCO International, Inc.            955          41,858
    Helmerich & Payne, Inc.              634          14,601
    Nabors Industries, Ltd.*          12,700         377,825
    Patterson-UTI Energy, Inc.         1,092          25,946
    Pride International, Inc.*         1,011          27,721
                                                ------------
                                                     487,951
                                                ------------
    OIL & GAS EQUIPMENT & SERVICES -- 0.5%
    Cameron International
      Corp.*                             736          35,556
    FMC Technologies, Inc.*            3,569         191,655
    Grant Prideco, Inc.*                 825          31,375
    Hanover Compressor Co.*              645          11,752
    Tidewater, Inc.                      380          16,792
                                                ------------
                                                     287,130
                                                ------------
    OIL & GAS EXPLORATION & PRODUCTION -- 2.4%
    Cimarex Energy Co.                14,930         525,387
    Denbury Resources, Inc.*          12,670         366,163
    Forest Oil Corp.*                    334          10,551
    Newfield Exploration Co.*            813          31,333
    Noble Energy, Inc.                 1,099          50,103
    Pioneer Natural Resources Co.        827          32,352
    Plains Exploration &
      Production Co.*                    505          21,670
    Pogo Producing Co.                   394          16,134
    Quicksilver Resources, Inc.*         405          12,920
    Range Resources Corp.              6,650         167,846
    Southwestern Energy Co.*           1,060          31,662
                                                ------------
                                                   1,266,121
                                                ------------
    OIL & GAS STORAGE & TRANSPORTATION -- 0.0%
    Overseas Shipholding
      Group, Inc.                        200          12,354
                                                ------------
  TOTAL ENERGY                                     2,223,043
                                                ------------
  FINANCIALS -- 10.9%
    ASSET MANAGEMENT & CUSTODY BANKS -- 1.9%
    Eaton Vance Corp.                    799          23,059
    Investors Financial
      Services Corp.                  10,812         465,781
    SEI Investments Co.                  391          21,970
    T.Rowe Price Group, Inc.          10,550         504,818
    Waddell & Reed Financial,
      Inc. - Class A                     536          13,266
                                                ------------
                                                   1,028,894
                                                ------------
    CONSUMER FINANCE -- 0.0%
    AmeriCredit Corp.*                   794          19,842
                                                ------------
    DIVERSIFIED BANKS -- 0.8%
    Comerica, Inc.                     8,000         455,360
                                                ------------
    INSURANCE BROKERS -- 0.1%
    Arthur J. Gallagher & Co.            579          15,442
    Brown & Brown, Inc.                  688          21,025
                                                ------------
                                                      36,467
                                                ------------
    INVESTMENT BANKING & BROKERAGE -- 0.5%
    A.G. Edwards, Inc.                 4,567         243,330
    Jefferies Group, Inc.                638          18,183
    Raymond James Financial, Inc.        526          15,380
                                                ------------
                                                     276,893
                                                ------------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

================================================================================

                                      SHARES         VALUE
                                      ------         -----
    LIFE & HEALTH INSURANCE -- 0.9%
    AmerUs Group Co.                     252    $     17,139
    Protective Life Corp.                439          20,084
    StanCorp Financial Group, Inc.       334          14,906
    Torchmark Corp.                    6,800         429,148
                                                ------------
                                                     481,277
                                                ------------
    MULTI-LINE INSURANCE -- 0.1%
    American Financial Group, Inc.       295          13,844
    Hanover Insurance Group, Inc.        331          14,772
    HCC Insurance Holdings, Inc.         709          23,312
    Horace Mann Educators
      Corp.                              243           4,673
    Unitrin, Inc.                        280          12,368
                                                ------------
                                                      68,969
                                                ------------
    MULTI-SECTOR HOLDINGS -- 0.1%
    Leucadia National Corp.            1,042          27,269
                                                ------------
    PROPERTY & CASUALTY INSURANCE -- 3.1%
    Berkley W.R. Corp.                 1,050          37,159
    CNA Financial Corp.*               8,585         309,232
    Erie Indemnity Co.                 7,410         388,062
    Fidelity National
      Financial, Inc.                  1,081          45,024
    First American Corp.                 614          25,997
    Mercury General Corp.                237          11,758
    Ohio Casualty Corp.                  405          10,477
    Old Republic
      International Corp.              1,430          31,674
    State Auto Financial Corp.        12,300         375,765
    The St. Paul Cos., Inc.            9,070         425,292
                                                ------------
                                                   1,660,440
                                                ------------
    REAL ESTATE INVESTMENT TRUSTS -- 0.6%
    AMB Property Corp.                   538          29,649
    Developers Diversified
      Realty Corp.                       672          37,471
    Highwoods Properties, Inc.           349          12,986
    Hospitality Properties
      Trust                              465          21,948
    Liberty Property Trust               558          26,667
    Longview Fibre Co.                   406           8,250
    Mack-Cali Realty Corp.               404          20,927
    New Plan Excel Realty
      Trust                              644          17,420
    Potlatch Holding Corp.               260           9,646
    Rayonier, Inc.                       463          17,502
    Regency Centers Corp.                420          28,879
    The Macerich Co.                     455          34,744
    United Dominion Realty
      Trust, Inc.                        861          26,002
    Weingarten Realty Inc.               500          21,510
                                                ------------
                                                     313,601
                                                ------------
    REGIONAL BANKS -- 1.2%
    Associated Banc-Corp.             13,285         431,763
    Bank of Hawaii Corp.                 338          16,278
    Cathay General Bancorp               314          11,335
    City National Corp.                  272          18,240
    Cullen/Frost Bankers, Inc.           351          20,295
    Firstmerit Corp.                     507          11,747
    Greater Bay Bancorp                  342           9,648
    Mercantile Bankshares
      Corp.                              775          28,109
    SVB Financial Group*                 233          10,401
    TCF Financial Corp.                  733          19,271
    Texas Regional
      Bancshares, Inc.                   309          11,881
    The Colonial BancGroup,
      Inc.                               984          24,108
    Westamerica Bancorp                  186           9,395
    Wilmington Trust Corp.               413          18,399
                                                ------------
                                                     640,870
                                                ------------


                                      SHARES         VALUE
                                      ------         -----
    REINSURANCE -- 0.9%
    Everest Re Group, Ltd.               412    $     40,183
    PartnerRe, Ltd.                    6,165         416,569
                                                ------------
                                                     456,752
                                                ------------
    THRIFTS & MORTGAGE FINANCE -- 0.7%
    Astoria Financial Corp.              543          16,735
    Federal Agricultural
      Mortgage Corp.                   8,540         226,054
    First Niagara Financial
      Group, Inc.                        715          10,425
    Indymac Mortgage
      Holdings, Inc.                     434          17,864
    New York Community
      Bancorp, Inc.                    1,631          26,716
    Radian Group, Inc.                   538          32,280
    The PMI Group, Inc.                  577          25,278
    Washington Federal, Inc.             526          11,803
    Webster Financial Corp.              331          15,593
                                                ------------
                                                     382,748
                                                ------------
  TOTAL FINANCIALS                                 5,849,382
                                                ------------
  HEALTH CARE -- 8.1%
    BIOTECHNOLOGY -- 0.6%
    Affymetrix, Inc.*                    412           8,883
    Celgene Corp.*                     3,650         158,045
    Cephalon, Inc.*                      384          23,712
    Charles River
      Laboratories
      International, Inc.*               456          19,795
    Invitrogen Corp.*                    335          21,242
    Martek Bioscience Corp.*             210           4,517
    Millennium
      Pharmaceuticals, Inc.*           2,005          19,950
    PDL BioPharma, Inc.*                 710          13,632
    Techne Corp.*                        260          13,224
    Vertex Pharmaceuticals, Inc.*        767          25,809
                                                ------------
                                                     308,809
                                                ------------
    HEALTH CARE DISTRIBUTORS -- 0.1%
    Henry Schein, Inc.*                  558          27,978
                                                ------------
    HEALTH CARE EQUIPMENT -- 2.6%
    Advanced Medical Optics, Inc*        416          16,453
    Beckman Coulter, Inc.                403          23,197
    Cytyc Corp.*                         741          18,140
    Edwards Lifesciences
      Corp.*                             368          17,145
    Hillenbrand Industries, Inc.         381          21,709
    Hologic, Inc.*                     7,800         339,456
    Intuitive Surgical, Inc.*          1,870         197,192
    ResMed, Inc.*                      4,475         180,119
    Respironics, Inc.*                 5,900         227,799
    STERIS Corp.                         438          10,538
    Varian Medical Systems, Inc.*        847          45,221
    Varian, Inc.*                        199           9,128
    Ventana Medical Systems, Inc.*     7,500         306,225
                                                ------------
                                                   1,412,322
                                                ------------
    HEALTH CARE FACILITIES -- 1.7%
    Community Health Systems*            609          22,746
    Health Management
      Associates, Inc.                18,500         386,650
    Lifepoint Hospitals, Inc.*           341          12,044
    Psychiatric Solutions,
      Inc.*                           12,367         421,591
    Triad Hospitals, Inc.*               550          24,217
    Universal Health
      Services, Inc. - Class B           354          21,215

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

================================================================================

                                      SHARES         VALUE
                                      ------         -----
    VCA Antech, Inc.*                    515    $     18,571
                                                ------------
                                                     907,034
                                                ------------
    HEALTH CARE SERVICES -- 1.2%
    Apria Healthcare Group Inc.*         277           5,468
    Covance, Inc.*                       405          26,884
    IMS Health, Inc.                  19,520         520,013
    Lincare Holdings, Inc.*              587          20,333
    Omnicare, Inc.                       778          33,524
    Pharmaceutical Product
      Development, Inc.                  616          21,985
                                                ------------
                                                     628,207
                                                ------------
    HEALTH CARE SUPPLIES -- 1.4%
    Dentsply International, Inc.         966          29,086
    Gen-Probe, Inc.*                     340          15,943
    Lifecell Corp.*                    8,400         270,648
    The Cooper Companies, Inc.         8,400         449,400
                                                ------------
                                                     765,077
                                                ------------
    MANAGED HEALTH CARE -- 0.4%
    Health Net, Inc.*                    723          31,465
    Wellcare Health Plans, Inc.*       3,750         212,362
                                                ------------
                                                     243,827
                                                ------------
    PHARMACEUTICALS -- 0.1%
    Medicis Pharmaceutical
      Corp. - Class A                    335          10,837
    Par Pharmaceutical Co.,
      Inc.*                              194           3,539
    Perrigo Co.                          516           8,757
    Sepracor, Inc.*                      666          32,261
    Valeant Pharmaceuticals
      International                      575          11,373
                                                ------------
                                                      66,767
                                                ------------
  TOTAL HEALTH CARE                                4,360,021
                                                ------------
  INDUSTRIALS -- 7.3%
    AEROSPACE & DEFENSE -- 2.2%
    Alliant Techsystems Inc.*          4,936         400,112
    DRS Technologies, Inc.               238          10,393
    Northrop Grumman Corp.             5,760         392,083
    Precision Castparts Corp.          6,185         390,645
    Sequa Corp. - Class A*                44           4,130
                                                ------------
                                                   1,197,363
                                                ------------
    AIR FREIGHT & LOGISTICS -- 0.2%
    C.H. Robinson Worldwide, Inc.      1,094          48,771
    Expeditors International           1,342          59,826
                                                ------------
                                                     108,597
                                                ------------
    AIRLINES -- 0.1%
    AirTran Holdings, Inc.*              570           5,654
    Alaska Air Group, Inc.*              266          10,119
    Jetblue Airways Corp.*             1,021           9,465
                                                ------------
                                                      25,238
                                                ------------
    COMMERCIAL PRINTING -- 0.4%
    Banta Corp.                          140           6,664
    Deluxe Corp.                      13,065         223,412
                                                ------------
                                                     230,076
                                                ------------
    CONSTRUCTION & ENGINEERING -- 0.1%
    Granite Construction, Inc.           232          12,377
    Jacobs Engineering Group, Inc.*      363          27,127
    Quanta Services, Inc.*               766          12,915
                                                ------------
                                                      52,419
                                                ------------
    CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 0.2%
    AGCO Corp.*                          581          14,728


                                      SHARES         VALUE
                                      ------         -----
    Federal Signal Corp.                 274    $      4,179
    Joy Global, Inc.                     767          28,847
    Oshkosh Truck Corp.                  460          23,216
    Trinity Industries, Inc.             501          16,117
                                                ------------
                                                      87,087
                                                ------------
    DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 0.2%
    Adesa, Inc.                          582          13,450
    ChoicePoint, Inc.*                   563          20,155
    Copart, Inc.*                        441          12,432
    Navigant Consulting, Inc.*           347           6,961
    The Brink's Co.                      303          16,077
    The Corporate Executive
      Board Co.                          255          22,927
    The Dun & Bradstreet
      Corp.*                             425          31,871
                                                ------------
                                                     123,873
                                                ------------
    ELECTRICAL COMPONENTS & EQUIPMENT -- 0.2%
    AMETEK, Inc.                         476          20,730
    Hubbell, Inc. - Class B*             401          19,208
    Roper Industries, Inc.               530          23,712
    Thomas & Betts Corp.*                330          15,744
                                                ------------
                                                      79,394
                                                ------------
    ENVIRONMENTAL & FACILITIES SERVICES -- 0.1%
    Republic Services, Inc.              753          30,278
    Rollins, Inc.                        200           4,222
    Stericycle, Inc.*                    275          19,192
                                                ------------
                                                      53,692
                                                ------------
    HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.7%
    Kelly Services, Inc. -
      Class A                            118           3,234
    Korn/Ferry International, Inc.*      290           6,073
    Manpower, Inc.                       556          34,066
    Robert Half
      International, Inc.              9,800         332,906
                                                ------------
                                                     376,279
                                                ------------
    INDUSTRIAL CONGLOMERATES -- 0.1%
    Carlisle Cos., Inc.                  183          15,391
    Teleflex, Inc.                       252          14,021
                                                ------------
                                                      29,412
                                                ------------
    INDUSTRIAL MACHINERY -- 0.5%
    Crane Co.                            310          12,958
    Donaldson Co., Inc.                  417          15,387
    Flowserve Corp.*                     345          17,453
    Gardner Denver, Inc.*              3,000          99,240
    Graco, Inc.                          428          16,718
    Harsco Corp.                         254          19,723
    Kennametal, Inc.                     241          13,652
    Lincoln Electric
      Holdings, Inc.                     260          14,157
    Nordson Corp.                        201           8,012
    Pentair, Inc.                        646          16,919
    SPX Corp.                            372          19,880
    The Timken Co.                       596          17,749
                                                ------------
                                                     271,848
                                                ------------
    MARINE -- 0.0%
    Alexander & Baldwin, Inc.            268          11,891
                                                ------------
    OFFICE SERVICES & SUPPLIES -- 0.7%
    Greenhill & Co., Inc.              4,950         331,749
    Herman Miller, Inc.                  445          15,223
    HNI Corp.                            343          14,262
    Mine Safety Appliances Co.           184           6,558
                                                ------------
                                                     367,792
                                                ------------
    TRADING COMPANIES & DISTRIBUTORS -- 1.5%
    Fastenal Co.                      10,166         392,102

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

================================================================================

                                      SHARES         VALUE
                                      ------         -----
    GATX Corp.                           318    $     13,156
    MSC Industrial Direct
      Co., Inc. - Class A                335          13,648
    United Rentals, Inc.*                435          10,114
    W.W. Grainger, Inc.                5,800         388,716
                                                ------------
                                                     817,736
                                                ------------
    TRUCKING -- 0.1%
    Avis Budget Group, Inc.              620          11,340
    Con-way, Inc.                        317          14,208
    JB Hunt Transport
      Services, Inc.                     806          16,740
    Swift Transportation Co., Inc.*      342           8,112
    Werner Enterprises, Inc.             325           6,081
    YRC Worldwide, Inc.*                 370          13,705
                                                ------------
                                                      70,186
                                                ------------
  TOTAL INDUSTRIALS                                3,902,883
                                                ------------
  INFORMATION TECHNOLOGY -- 8.6%
    APPLICATION SOFTWARE -- 0.2%
    Advent Software, Inc.*               111           4,019
    Cadence Design Systems, Inc.*      1,779          30,172
    Fair Isaac & Co., Inc.               395          14,445
    Jack Henry & Associates, Inc.        455           9,906
    Mentor Graphics Corp.*               550           7,744
    Synopsys, Inc.*                      867          17,097
    The Reynolds & Reynolds
      Co. - Class A                      312          12,327
    Transaction Systems
      Architects, Inc.*                  222           7,619
                                                ------------
                                                     103,329
                                                ------------
    COMMUNICATIONS EQUIPMENT -- 1.6%
    3Com Corp.*                        2,474          10,910
    Adtran, Inc.                         430          10,251
    Andrew Corp.*                      1,009           9,333
    Avocent Corp.*                       284           8,554
    CommScope, Inc.*                     373          12,257
    Dycom Industries, Inc.*              275           5,913
    F5 Networks, Inc.*                   260          13,967
    Finisar Corp.*                    33,050         119,972
    Harris Corp.                       5,434         241,759
    Plantronics, Inc.                 21,776         381,733
    Polycom, Inc.*                       548          13,443
    Powerwave Technologies, Inc.*        692           5,259
    UTStarcom, Inc.*                     643           5,703
                                                ------------
                                                     839,054
                                                ------------
    COMPUTER HARDWARE -- 0.1%
    Diebold, Inc.                        428          18,631
    Palm, Inc.*                          570           8,299
                                                ------------
                                                      26,930
                                                ------------
    COMPUTER STORAGE & PERIPHERALS -- 0.5%
    Imation Corp.                        199           7,990
    Logitech International
      SA, ADR*                        11,200         243,712
    McDATA Corp. - Class A*              942           4,738
    Western Digital Corp.*             1,410          25,521
                                                ------------
                                                     281,961
                                                ------------
    DATA PROCESSING & OUTSOURCED SERVICES -- 0.2%
    Alliance Data Systems
      Corp.*                             420          23,180
    Ceridian Corp.*                      931          20,817
    CheckFree Corp.*                     580          23,966
    CSG Systems
      International, Inc.*               288           7,612
    DST Systems, Inc.*                   387          23,866


                                      SHARES         VALUE
                                      ------         -----
    Fidelity National
      Information Services, Inc.         410    $     15,170
    MoneyGram International, Inc.        552          16,041
    The BISYS Group, Inc.*               778           8,449
                                                ------------
                                                     139,101
                                                ------------
    ELECTRONIC EQUIPMENT MANUFACTURERS -- 1.4%
    Amphenol Corp. - Class A           6,231         385,886
    Itron, Inc.*                       5,900         329,220
    National Instruments Corp.           343           9,378
    Newport Corp.*                       237           3,863
    Vishay Intertechnology, Inc.*      1,163          16,328
                                                ------------
                                                     744,675
                                                ------------
    ELECTRONIC MANUFACTURING SERVICES -- 0.0%
    KEMET Corp.*                         482           3,890
    Plexus Corp.*                        295           5,664
                                                ------------
                                                       9,554
                                                ------------
    HOME ENTERTAINMENT SOFTWARE -- 0.0%
    Activision, Inc.*                  1,580          23,858
                                                ------------
    INTERNET SOFTWARE & SERVICES -- 1.8%
    Akamai Technologies, Inc.*        10,670         533,393
    Webex Communications, Inc.*       10,600         413,612
                                                ------------
                                                     947,005
                                                ------------
    IT CONSULTING & OTHER SERVICES -- 0.7%
    Acxiom Corp.                         478          11,787
    Cognizant Technology
      Solutions Corp.*                 4,379         324,309
    Gartner, Inc. - Class A*             423           7,441
    Modis Professional
      Services, Inc.*                    663          10,018
    SRA International, Inc. -
      Class A*                           249           7,485
                                                ------------
                                                     361,040
                                                ------------
    OFFICE ELECTRONICS -- 0.0%
    Zebra Technologies Corp.
      - Class A*                         449          16,047
                                                ------------
    SEMICONDUCTOR EQUIPMENT -- 0.1%
    Lam Research Corp.*                  882          39,981
    MEMC Electronic
      Materials, Inc.*                 1,022          37,436
                                                ------------
                                                      77,417
                                                ------------
    SEMICONDUCTORS -- 0.7%
    Atmel Corp.*                       2,642          15,958
    Cree, Inc.*                          472           9,492
    Cypress Semiconductor
      Corp.*                             895          15,904
    Fairchild Semiconductor
      International, Inc.*               827          15,465
    Integrated Device
      Technology, Inc.*                1,241          19,930
    International Rectifier
      Corp.*                             438          15,260
    Intersil Holding Corp. -
      Class A                          9,327         228,978
    Lattice Semiconductor
      Corp.*                             665           4,535
    Micrel, Inc.*                        393           3,769
    Microchip Technology, Inc.         1,373          44,513
    RF Micro Devices, Inc.*            1,206           9,141
    Semtech Corp.*                       418           5,334
    Silicon Laboratories, Inc.*          353          10,950
    TriQuint Semiconductor,  Inc.*       765           3,978
                                                ------------
                                                     403,207
                                                ------------
    SYSTEMS SOFTWARE -- 1.1%
    Macrovision Corp.*                   346           8,197

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

================================================================================

                                      SHARES         VALUE
                                      ------         -----
    McAfee, Inc.*                      1,073    $     26,246
    Red Hat, Inc.*                     7,605         160,313
    Sybase, Inc.*                        606          14,689
    Symantec Corp.*                   17,100         363,888
    Wind River Systems, Inc.*            466           4,991
                                                ------------
                                                     578,324
                                                ------------
    TECHNOLOGY DISTRIBUTORS -- 0.2%
    Arrow Electronics, Inc.*             770          21,121
    Avnet, Inc.*                         808          15,853
    CDW Corp.                            384          23,685
    Ingram Micro, Inc. -
      Class A*                           875          16,765
    Tech Data Corp.*                     367          13,407
                                                ------------
                                                      90,831
                                                ------------
  TOTAL INFORMATION TECHNOLOGY                     4,642,333
                                                ------------
  MATERIALS -- 1.6%
    COMMODITY CHEMICALS -- 0.1%
    Lyondell Chemical Co.              1,297          32,905
                                                ------------
    CONSTRUCTION MATERIALS -- 0.1%
    Florida Rock Industries, Inc.        291          11,265
    Martin Marietta Materials
      Corp.                              289          24,455
                                                ------------
                                                      35,720
                                                ------------
    DIVERSIFIED CHEMICALS -- 0.1%
    Cabot Corp.                          386          14,359
    FMC Corp.                            232          14,864
    Olin Corp.                           473           7,266
                                                ------------
                                                      36,489
                                                ------------
    FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.0%
    The Scotts Miracle - Gro
      Co. - Class A                      292          12,991
                                                ------------
    INDUSTRIAL GASES -- 0.0%
    Airgas, Inc.                         423          15,300
                                                ------------
    PAPER PACKAGING -- 0.1%
    Packaging Corp.                      515          11,948
    Sonoco Products Co.                  640          21,530
                                                ------------
                                                      33,478
                                                ------------
    PAPER PRODUCTS -- 0.0%
    Bowater, Inc.                        382           7,858
    Glatfelter                           243           3,292
                                                ------------
                                                      11,150
                                                ------------
    SPECIALTY CHEMICALS -- 1.1%
    Albemarle Corp.                      261          14,180
    Chemtura Corp.                     1,484          12,866
    Cytec Industries, Inc.               249          13,842
    Ferro Corp.                          241           4,285
    Minerals Technologies, Inc.          121           6,461
    RPM International, Inc.              731          13,882
    Sensient Technologies
      Corp.                            7,600         148,732
    Sigma-Aldrich Corp.                5,000         378,350
    The Lubrizol Corp.                   441          20,167
    The Valspar Corp.                    645          17,157
                                                ------------
                                                     629,922
                                                ------------
    STEEL -- 0.1%
    Commercial Metals Co.                735          14,943
    Reliance Steel & Aluminum Co.        384          12,342
    Steel Dynamics, Inc.                 270          13,621
    Worthington Industries, Inc.         450           7,677
                                                ------------
                                                      48,583
                                                ------------
  TOTAL MATERIALS                                    856,538
                                                ------------


                                      SHARES         VALUE
                                      ------         -----
  TELECOMMUNICATION SERVICES -- 1.3%
    INTEGRATED TELECOMMUNICATION SERVICES -- 0.0%
    Cincinnati Bell, Inc.*             1,713    $      8,257
                                                ------------
    WIRELESS TELECOMMUNICATION SERVICES -- 1.3%
    NII Holdings, Inc.*               10,450         649,572
    Telephone & Data Systems, Inc.       629          26,481
                                                ------------
                                                     676,053
                                                ------------
  TOTAL TELECOMMUNICATION SERVICES                   684,310
                                                ------------
  UTILITIES -- 1.9%
    ELECTRIC UTILITIES -- 0.3%
    DPL, Inc.                            806          21,859
    Duquesne Light Holdings, Inc.        506           9,948
    Great Plains Energy, Inc.            525          16,286
    Hawaiian Electric
      Industries, Inc.                   499          13,503
    Idacorp, Inc.                        285          10,776
    Northeast Utilities Co.              931          21,664
    Pepco Holdings, Inc.               1,185          28,641
    Sierra Pacific Resources
      Corp.*                           1,401          20,090
    Westar Energy, Inc.                  541          12,719
                                                ------------
                                                     155,486
                                                ------------
    GAS UTILITIES -- 0.3%
    AGL Resources, Inc.                  493          17,994
    Equitable Resources, Inc.            767          26,830
    National Fuel Gas Co.                548          19,920
    ONEOK, Inc.                          725          27,398
    Questar Corp.                        528          43,175
    WGL Holdings, Inc.                   325          10,185
                                                ------------
                                                     145,502
                                                ------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.0%
    Black Hills Corp.                    199           6,688
                                                ------------
    MULTI-UTILITIES -- 1.3%
    Alliant Energy Corp.                 737          26,333
    Aquila, Inc.*                      2,212           9,578
    Energy East Corp.                 21,200         502,864
    MDU Resources Group, Inc.          1,123          25,088
    NSTAR                                653          21,784
    OGE Energy Corp.                     553          19,969
    PNM Resources, Inc.                  456          12,572
    Puget Energy, Inc.                   718          16,320
    SCANA Corp.                          706          28,431
    Vectren Corp.                        483          12,968
    Wisconsin Energy Corp.               730          31,492
    WPS Resources Corp.                  266          13,202
                                                ------------
                                                     720,601
                                                ------------
    WATER UTILITIES -- 0.0%
    Aqua America, Inc.                   824          18,078
                                                ------------
  TOTAL UTILITIES                                  1,046,355
                                                ------------
  TOTAL COMMON STOCK
    (Cost $27,231,114)                            31,808,329
                                                ------------
EXCHANGE TRADED FUNDS -- 36.9%
    iShares S&P MidCap 400
      Growth Index Fund               45,393       3,419,001
    iShares S&P MidCap 400
      Value Index Fund               221,610      16,399,140
                                                ------------
  TOTAL EXCHANGE TRADED FUNDS
    (Cost $18,542,197)                            19,818,141
                                                ------------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

================================================================================

                                      SHARES         VALUE
                                      ------         -----
SHORT-TERM INVESTMENTS -- 3.9%
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series           871,260    $    871,260
    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series           871,261         871,261
    PNC Money Market                 372,218         372,218
                                                ------------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $2,114,739)                              2,114,739
                                                ------------

TOTAL INVESTMENTS -- 100.0%
    (Cost $47,888,050)(1)                       $ 53,741,209
                                                ============


*    Non-income producing security.

(1) The cost for Federal income tax purposes is $48,136,246. At September 30, 2006 net unrealized appreciation was $5,604,963. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $6,533,979, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $929,016.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)
  (Showing Percentage of Total Investments)
================================================================================


                                      SHARES        VALUE
                                      ------        -----
COMMON STOCK -- 79.3%
  CONSUMER DISCRETIONARY -- 14.3%
    ADVERTISING -- 0.1%
    Arbitron, Inc.                       850    $     31,459
                                                ------------
    Apparel Retail -- 3.4%
    Abercrombie & Fitch Co.            5,200         361,296
    AnnTaylor Stores Corp.*            2,000          83,720
    Cache, Inc.*                         900          16,101
    Casual Male Retail Group, Inc.*    2,420          33,227
    Charming Shoppes, Inc.*            3,810          54,407
    Christopher & Banks Corp.          2,753          81,158
    Dress Barn, Inc.*                  4,970         108,445
    DSW, Inc.*                         1,380          43,470
    Genesco, Inc.*                       666          22,957
    Guess, Inc.*                       1,580          76,677
    Hot Topic, Inc.*                   1,275          14,204
    Jos. A. Bank Clothiers, Inc.*        457          13,692
    Payless ShoeSource, Inc.*          2,650          65,985
    Stage Stores, Inc.                 1,537          45,096
    Stein Mart, Inc.                     786          11,955
    Talbots, Inc.                      6,100         166,225
    The Cato Corp. - Class A             870          19,062
    The Children's Place
      Retail Stores, Inc.*             1,683         107,762
    The Finish Line, Inc. -
      Class A                          1,274          16,078
    The Gymboree Corp.*                1,852          78,117
    The Men's Wearhouse, Inc.          2,576          95,853
    Tween Brands, Inc.*                3,202         120,395
    Urban Outfitters, Inc.*            2,300          40,687
                                                ------------
                                                   1,676,569
                                                ------------
    APPAREL, ACCESSORIES & LUXURY GOODS -- 1.8%
    Ashworth, Inc.*                      339           2,322
    Columbia Sportswear
      Company*                         2,100         117,243
    Fossil, Inc.*                      1,308          28,174
    Kellwood Co.                         733          21,133
    Oxford Industries, Inc.            3,564         152,931
    Phillips-Van Heusen Corp.          9,929         414,734
    Quicksilver, Inc.*                 3,216          39,075
    True Religion Apparel, Inc.*       4,700          99,217
                                                ------------
                                                     874,829
                                                ------------
    AUTO PARTS & EQUIPMENT -- 0.4%
    Drew Industries, Inc.*               339           8,563
    Fuel Systems Solutions, Inc.*      1,310          16,663
    LKQ Corp.*                         1,283          28,187
    Midas, Inc.*                         389           8,045
    Modine Manufacturing Co.           4,500         109,485
    Standard Motor Products, Inc.        321           3,849
    Superior Industries
      International, Inc.                535           8,983
                                                ------------
                                                     183,775
                                                ------------
    AUTOMOBILE MANUFACTURERS -- 0.1%
    Coachmen Industries, Inc.            406           4,389
    Fleetwood Enterprises, Inc.*       1,460           9,826
    Monaco Coach Corp.                   641           7,140
    Winnebago Industries, Inc.           900          28,242
                                                ------------
                                                      49,597
                                                ------------
    AUTOMOTIVE RETAIL -- 0.2%
    Group 1 Automotive, Inc.             604          30,140
    Sonic Automotive, Inc.               905          20,897
    The Pantry, Inc.*                    660          37,204


                                      SHARES        VALUE
                                      ------        -----
    The Pep Boys - Manny, Moe
      & Jack                           1,564    $     20,097
                                                ------------
                                                     108,338
                                                ------------
    BROADCASTING & CABLE TV -- 0.3%
    Hearst-Argyle Television, Inc.     5,000         114,750
    Radio One, Inc. - Class D*         2,276          14,225
                                                ------------
                                                     128,975
                                                ------------
    CASINOS & GAMING -- 0.6%
    Aztar Corp.**                        996          52,798
    Monarch Casino And
      Resort, Inc*                     1,700          32,963
    Multimedia Games, Inc.*              710           6,447
    Pinnacle Entertainment, Inc.*      1,326          37,287
    Progressive Gaming
      International Corp.*            11,500          94,300
    Shuffle Master, Inc.*                984          26,578
    WMS Industries, Inc.*                665          19,424
                                                ------------
                                                     269,797
                                                ------------
    CATALOG RETAIL -- 0.1%
    Insight Enterprises, Inc.*         1,335          27,514
                                                ------------
    CONSUMER ELECTRONICS -- 0.2%
    Universal Electronics, Inc.*       6,400         121,600
                                                ------------
    DISTRIBUTORS -- 0.5%
    Audiovox Corp. - Class A*            503           7,002
    Building Materials
      Holding Corp.                      829          21,570
    Prestige Brands Holdings, Inc.*   20,000         222,800
                                                ------------
                                                     251,372
                                                ------------
    EDUCATIONAL SERVICES -- 0.0%
    Universal Technical
      Institute, Inc.*                   535           9,571
                                                ------------
    FOOTWEAR -- 1.0%
    Brown Shoe Co., Inc.                 809          28,995
    Crocs, Inc.*                         914          31,030
    Deckers Outdoor Corp.*               260          12,303
    K-Swiss, Inc. - Class A              677          20,351
    Skechers U.S.A., Inc. -
      Class A*                         3,588          84,354
    The Stride Rite Corp.              9,366         130,749
    The Timberland Co. -
      Class A*                         2,500          71,925
    Wolverine World Wide, Inc.         3,167          89,658
                                                ------------
                                                     469,365
                                                ------------
    GENERAL MERCHANDISE STORES -- 0.0%
    Fred's, Inc.                       1,154          14,563
                                                ------------
    HOME FURNISHINGS -- 0.2%
    Bassett Furniture
      Industries, Inc.                   363           5,895
    Ethan Allen Interiors, Inc.        1,954          67,726
    Interface, Inc. - Class A*         1,413          18,199
    La-Z-Boy Chair Co.                 1,478          20,633
                                                ------------
                                                     112,453
                                                ------------
    HOMEBUILDING -- 0.5%
    Champion Enterprises, Inc.*        2,235          15,422
    M/I Homes, Inc.                      304          10,746
    Meritage Homes Corp.*              2,434         101,279
    NVR, Inc.*                           137          73,295
    Skyline Corp.                        149           5,693
    Standard Pacific Corp.             1,836          43,146
                                                ------------
                                                     249,581
                                                ------------
    HOMEFURNISHING RETAIL -- 0.5%
    Aaron Rents, Inc.                  2,792          64,160
    Cost Plus, Inc.*                     475           5,686

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

===============================================================================

                                      SHARES        VALUE
                                      ------        -----
    Haverty Furniture Cos., Inc.         490    $      7,816
    Rent-A-Center, Inc.*               1,250          36,612
    Select Comfort Corp.*              3,277          71,701
    Tempur Pedic
      International, Inc.*             2,446          41,998
                                                ------------
                                                     227,973
                                                ------------
    HOTELS, RESORTS & CRUISE LINES -- 0.0%
    The Marcus Corp.                     657          15,091
                                                ------------
    HOUSEWARES & SPECIALTIES -- 0.1%
    Lenox Group, Inc.*                   216           1,307
    Libbey, Inc.                         303           3,390
    National Presto
      Industries, Inc.                   119           6,577
    Russ Berrie & Co., Inc.*             453           6,904
    Tuesday Morning Corp.                600           8,328
                                                ------------
                                                      26,506
                                                ------------
    INTERNET RETAIL -- 0.2%
    Nutri System Inc*                  1,740         108,384
    Stamps.Com, Inc*                     581          11,074
                                                ------------
                                                     119,458
                                                ------------
    LEISURE FACILITIES -- 0.1%
    Vail Resorts, Inc.*                1,400          56,028
                                                ------------
    LEISURE PRODUCTS -- 1.1%
    Arctic Cat, Inc.                     445           7,387
    Callaway Golf Co.                  5,000          65,550
    JAKKS Pacific, Inc.**                800          14,264
    K2, Inc.*                          1,373          16,105
    MarineMax, Inc.*                     494          12,572
    Polaris Industries, Inc.           4,144         170,526
    Pool Corp.                         1,464          56,364
    RC2 Corp.*                         4,595         154,071
    Sturm, Ruger & Co., Inc.*            703           5,441
    The Nautilus Group, Inc.             957          13,159
                                                ------------
                                                     515,439
                                                ------------
    MOVIES & ENTERTAINMENT -- 0.2%
    4Kids Entertainment, Inc.*           334           5,511
    Live Nation Inc.*                  3,656          74,656
                                                ------------
                                                      80,167
                                                ------------
    PUBLISHING -- 0.1%
    ADVO, Inc.*                          878          24,566
                                                ------------
    RESTAURANTS -- 1.5%
    CEC Entertainment, Inc.*             942          29,682
    CKE Restaurants, Inc.              2,770          46,314
    IHOP Corp.                           450          20,858
    Jack in the Box, Inc.*             2,877         150,122
    Landry's Restaurants, Inc.           465          14,020
    Lone Star Steakhouse &
      Saloon, Inc.                       443          12,302
    Morton's Restaurant
      Group, Inc.*                     8,300         127,903
    O' Charleys, Inc.*                   681          12,919
    P.F. Chang's China
      Bistro, Inc.*                      754          26,171
    Panera Bread Co. - Class A*          867          50,503
    Papa John's
      International, Inc.*             2,604          94,030
    RARE Hospitality
      International, Inc.*               961          29,368
    Red Robin Gourmet
      Burgers, Inc.*                     364          16,784
    Ryan's Restaurant Group, Inc.*     1,207          19,155
    Sonic Corp.*                       2,373          53,654
    The Steak 'n Shake Co.*              821          13,867


                                      SHARES        VALUE
                                      ------        -----
    Triarc Cos., Inc. - Class B        1,729    $     26,142
                                                ------------
                                                     743,794
                                                ------------
    SPECIALIZED CONSUMER SERVICES -- 0.4%
    CPI Corp.                            171           8,300
    Pre-Paid Legal Services, Inc.        340          13,488
    Regis Corp.                        2,800         100,380
    Sotheby's Holdings, Inc.
      - Class A                        2,230          71,895
    Steiner Leisure Ltd.*                410          17,241
    Vertrue, Inc.*                       235           9,240
                                                ------------
                                                     220,544
                                                ------------
    SPECIALTY STORES -- 0.7%
    Barnes & Noble, Inc.               4,500         170,730
    Books-A-Million, Inc.                560           9,996
    Guitar Center, Inc.*                 827          36,950
    Hancock Fabrics, Inc.*               268             769
    Hibbett Sporting Goods, Inc.*        943          24,688
    Jo-Ann Stores, Inc.*                 711          11,888
    Tractor Supply Co.*                  938          45,268
    Zale Corp.*                        1,356          37,616
                                                ------------
                                                     337,905
                                                ------------
  TOTAL CONSUMER DISCRETIONARY                     6,946,829
                                                ------------
  CONSUMER STAPLES -- 2.5%
    AGRICULTURAL PRODUCTS -- 0.2%
    Corn Products
      International, Inc.              2,050          66,707
    Delta & Pine Land Co.                984          39,852
                                                ------------
                                                     106,559
                                                ------------
    BREWERS -- 0.2%
    The Boston Beer Co., Inc.
      - Class A*                       2,210          72,598
                                                ------------
    DISTILLERS & VINTNERS -- 0.1%
    MGP Ingredients, Inc.              1,580          33,607
                                                ------------
    DRUG RETAIL -- 0.2%
    Long's Drug Stores Corp.           2,449         112,678
                                                ------------
    FOOD DISTRIBUTORS -- 0.1%
    Nash Finch Co.                       295           6,942
    Performance Food Group
      Co.*                               903          25,365
    United Natural Foods, Inc.*        1,167          36,165
                                                ------------
                                                      68,472
                                                ------------
    FOOD RETAIL -- 0.5%
    Casey's General Stores, Inc.       1,421          31,646
    Great Atlantic & Pacific
      Tea Co., Inc.                      531          12,786
    Ruddick Corp.                      5,500         143,165
    Wild Oats Markets, Inc.*           2,450          39,617
                                                ------------
                                                     227,214
                                                ------------
    HOUSEHOLD PRODUCTS -- 0.1%
    Spectrum Brands, Inc.*               957           8,077
    WD-40 Co.                            484          17,264
                                                ------------
                                                      25,341
                                                ------------
    PACKAGED FOODS & MEATS -- 0.6%
    American Italian Pasta
      Co.**                              392           3,050
    Flowers Foods, Inc.                1,462          39,299
    Hain Celestial Group, Inc.*        1,093          27,937
    J&J Snack Foods Corp.              4,390         136,529
    Lance, Inc.                          837          18,431
    Peet's Coffee & Tea, Inc.*           406          10,154
    Ralcorp Holdings, Inc.*              704          33,954
    Sanderson Farms, Inc.                353          11,423

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

===============================================================================

                                      SHARES        VALUE
                                      ------        -----
    Treehouse Foods, Inc.*               779    $     18,423
                                                ------------
                                                     299,200
                                                ------------
    PERSONAL PRODUCTS -- 0.4%
    Bare Escentuals, Inc.                 75           2,036
    Herbalife, Ltd.*                   1,580          59,850
    NBTY, Inc.*                        2,364          69,194
    Playtex Products, Inc.*            4,916          65,875
    USANA Health Sciences, Inc.*         288          12,842
                                                ------------
                                                     209,797
                                                ------------
    SOFT DRINKS -- 0.1%
    Hansen Natural Corp.*              1,671          54,274
                                                ------------
    TOBACCO -- 0.0%
    Alliance One
      International, Inc.*             1,979           8,114
                                                ------------
  TOTAL CONSUMER STAPLES                           1,217,854
                                                ------------
  ENERGY -- 5.0%
    COAL & CONSUMABLE FUELS -- 0.2%
    Foundation Coal Holdings, Inc.       890          28,809
    Massey Energy Co.                  2,267          47,471
                                                ------------
                                                      76,280
                                                ------------
    OIL & GAS DRILLING -- 0.9%
    Atwood Oceanics, Inc.*             3,961         178,126
    Helmerich & Payne, Inc.            2,500          57,575
    Pioneer Drilling Co.*              1,910          24,524
    Todco - Class A*                     920          31,832
    Unit Corp.*                        3,719         170,963
                                                ------------
                                                     463,020
                                                ------------
    OIL & GAS EQUIPMENT & SERVICES -- 2.1%
    Bristow Group, Inc.*                 668          22,979
    CARBO Ceramics, Inc.                 526          18,952
    Dresser-Rand Group, Inc.*          7,000         142,800
    Dril-Quip, Inc*                      288          19,492
    Global Industries Ltd.*            2,130          33,143
    Helix Energy Solutions
      Group, Inc.*                     2,517          84,068
    Hornbeck Offshore
      Services, Inc.*                  1,110          37,185
    Hydril Co.*                          554          31,057
    Input/Output, Inc.*                2,017          20,029
    Lone Star Technologies, Inc.*        851          41,171
    Lufkin Industries, Inc.              419          22,173
    Maverick Tube Corp.*                 996          64,571
    NATCO Group, Inc.*                 1,770          50,976
    NS Group, Inc.*                      621          40,086
    Oceaneering
      International, Inc.*             1,486          45,769
    Oil States International, Inc.*    1,820          50,050
    RPC, Inc.                          2,700          49,464
    SEACOR Holdings, Inc.*               577          47,602
    TETRA Technologies, Inc.*          1,975          47,716
    Veritas DGC, Inc.*                   990          65,162
    W-H Energy Services, Inc.*         2,045          84,806
                                                ------------
                                                   1,019,251
                                                ------------
    OIL & GAS EXPLORATION & PRODUCTION -- 1.1%
    Bois d'Arc Energy, Inc.*           1,070          16,371
    Cabot Oil & Gas Corp.              1,781          85,363
    Cimarex Energy Co.                 2,284          80,374
    Penn Virginia Corp.                  516          32,720
    Petroleum Development
      Corp.*                             465          18,549
    St. Mary Land &
      Exploration Co.                  2,850         104,623
    Stone Energy Corp.*                  754          30,522
    Swift Energy Co.*                    806          33,707


                                      SHARES        VALUE
                                      ------        -----
    W&T Offshore, Inc.                 5,130    $    149,847
                                                ------------
                                                     552,076
                                                ------------
    OIL & GAS REFINING & MARKETING -- 0.7%
    Alon USA Energy, Inc.              2,800          82,572
    Frontier Oil Corp.                 3,131          83,222
    Western Refining, Inc.             5,500         127,820
    World Fuel Services Corp.            761          30,783
                                                ------------
                                                     324,397
                                                ------------
  TOTAL ENERGY                                     2,435,024
                                                ------------
  FINANCIALS -- 15.8%
    ASSET MANAGEMENT & CUSTODY BANKS -- 0.3%
    Waddell & Reed Financial,
      Inc. - Class A                   5,000         123,750
                                                ------------
    CONSUMER FINANCE -- 0.4%
    Cash America
      International, Inc.              1,867          72,962
    Dollar Financial Corp.*              690          15,056
    First Cash Financial
      Services, Inc.*                  1,810          37,268
    Rewards Network, Inc.*               288           1,403
    World Acceptance Corp.*            1,422          62,539
                                                ------------
                                                     189,228
                                                ------------
    INSURANCE BROKERS -- 0.1%
    Hilb, Rogal & Hamilton Co.         1,001          42,693
                                                ------------
    INVESTMENT BANKING & BROKERAGE -- 0.9%
    Investment Technology
      Group, Inc.*                     1,197          53,566
    Knight Capital Group,
      Inc. - Class A*                  4,510          82,082
    Labranche & Co., Inc.*             1,747          18,116
    Piper Jaffray Cos., Inc.*          2,087         126,514
    Raymond James Financial, Inc.      4,650         135,966
    SWS Group, Inc.                      408          10,155
    Tradestation Group, Inc.*          1,890          28,482
                                                ------------
                                                     454,881
                                                ------------
    LIFE & HEALTH INSURANCE -- 0.1%
    Delphi Financial Group,
      Inc. - Class A                   1,181          47,098
    Presidential Life Corp.              639          14,295
                                                ------------
                                                      61,393
                                                ------------
    PROPERTY & CASUALTY INSURANCE -- 2.0%
    Infinity Property &
      Casual Corp.                       587          24,144
    LandAmerica Financial
      Group, Inc.                        443          29,145
    Philadelphia Consolidated
      Holding Corp.*                   2,874         114,328
    ProAssurance Corp.*                1,808          89,098
    RLI Corp.                            552          28,036
    Safety Insurance Group, Inc.         403          19,610
    SCPIE Holdings, Inc.*                224           5,273
    Selective Insurance
      Group, Inc.                      7,261         382,001
    Stewart Information
      Services Corp.                     522          18,150
    United Fire & Casualty Co.         6,891         215,688
    Zenith National Insurance
      Corp.                            1,037          41,366
                                                ------------
                                                     966,839
                                                ------------
    REAL ESTATE INVESTMENT TRUSTS -- 3.8%
    Acadia Realty Trust                  905          23,078
    Brandywine Realty Trust            5,000         162,750
    CBL &  Associates, Inc.            3,900         163,449
    Colonial Properties Trust          1,265          60,480

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

===============================================================================

                                      SHARES        VALUE
                                      ------        -----
    DiamondRock Hospitality
      Co.                              3,900    $     64,779
    Eastgroup Properties, Inc.           614          30,614
    Entertainment Properties
      Trust                              731          36,053
    Equity One, Inc.                   5,500         131,835
    Essex Property Trust, Inc.           633          76,846
    Felcor Lodging Trust Inc.          1,700          34,085
    Glenborough Realty Trust, Inc.       831          21,382
    Home Properties, Inc.              1,795         102,602
    Kilroy Realty Corp.                  879          66,224
    KKR Financial Corp.                9,000         220,860
    Lexington Corporate
      Properties Trust                 1,462          30,965
    LTC Properties, Inc.                 500          12,125
    Mid-America Apartment
      Communities, Inc.                  620          37,956
    National Retail Properties         1,600          34,560
    New Century Financial
      Corp.                            1,246          48,980
    Parkway Properties, Inc.             358          16,643
    PS Business Parks, Inc.              453          27,316
    Reckson Associates Realty
      Corp.                            1,000          42,800
    Senior Housing Properties
      Trust                            1,770          37,772
    Sovran Self Storage, Inc.            502          27,886
    Washington Real Estate
      Investment Trust                 4,000         159,200
    Weingarten Realty Inc.             4,000         172,080
                                                ------------
                                                   1,843,320
                                                ------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
    Jones Lang LaSalle, Inc.             300          25,644
    Trammell Crow Co.*                 3,700         135,087
                                                ------------
                                                     160,731
                                                ------------
    REGIONAL BANKS -- 4.1%
    Ameris Bancorp                       960          26,122
    Boston Private Financial
      Holdings, Inc.                   1,001          27,908
    Central Pacific Financial
      Corp.                              861          31,495
    Chittenden Corp.                   1,294          37,125
    Community Bank Systems, Inc.         856          18,969
    East West Bancorp, Inc.            1,679          66,505
    First Bancorp                      2,235          24,719
    First Charter Corp.                3,800          91,428
    First Commonwealth                 2,002          26,086
    First Indiana Corp.                  307           7,985
    First Midwest Bancorp, Inc.        1,379          52,250
    First Republic Bank                3,463         147,385
    Glacier Bancorp, Inc.                915          31,266
    Hanmi Financial Corp.              1,128          22,109
    Independent Bank CORP.               473          11,472
    Irwin Financial Corp.                620          12,127
    Nara Bancorp, Inc.                   440           8,048
    PrivateBancorp, Inc.                 445          20,345
    Prosperity Bancshares, Inc.          716          24,373
    Provident Bankshares Corp.           928          34,382
    Republic Bancorp, Inc.             2,062          27,487
    Sandy Springs Bancorp, Inc.        3,000         106,080
    Sterling Bancorp                     421           8,277
    Sterling Bancshares, Inc.          1,264          25,596
    Sterling Financial Corp.           3,019          97,906
    Susquehanna Bancshares, Inc.       1,456          35,585
    SVB Financial Group*               1,130          50,443
    The Colonial BancGroup, Inc.      12,300         301,350
    The South Financial
      Group, Inc.                      7,674         199,754
    TrustCo Bank Corp. NY              2,133          23,122
    UCBH Holdings, Inc.                2,612          45,606


                                      SHARES        VALUE
                                      ------        -----
    Umpqua Holdings Corp.              1,588    $     45,417
    United Bankshares, Inc.            1,033          38,448
    Western Alliance Bancorp*          3,400         111,860
    Whitney Holdings Corp.             1,817          64,994
    Wilshire Bancorp, Inc.             1,880          35,795
    Wintrust Financial Corp.             708          35,506
                                                ------------
                                                   1,975,325
                                                ------------
    SPECIALIZED FINANCE -- 0.1%
    Financial Federal Corp.              673          18,036
    Portfolio Recovery
      Associates, Inc.*                  395          17,329
                                                ------------
                                                      35,365
                                                ------------
    THRIFTS & MORTGAGE FINANCE -- 3.7%
    Anchor BanCorp Wisconsin, Inc.*      504          14,394
    Astoria Financial Corp.           10,000         308,200
    Bank Mutual Corp.                  1,734          21,033
    BankAtlantic Bancorp,
      Inc. Class A                     1,301          18,500
    BankUnited Financial
      Corp. - Class A                  4,907         127,926
    Brookline Bancorp, Inc.            1,752          24,090
    Dime Community Bancshares          9,812         144,531
    Downey Financial Corp.               587          39,059
    Fidelity Bankshares, Inc.            620          24,186
    FirstFed Financial Corp.*          2,570         145,770
    Flagstar Bancorp, Inc.             1,065          15,496
    Franklin Bank Corp.*                 539          10,715
    Fremont General Corp.              1,845          25,812
    Harbor Florida
      Bancshares, Inc.                   554          24,548
    MAF Bancorp, Inc.                    816          33,693
    PFF Bancorp, Inc.                  8,500         314,840
    Washington Federal, Inc.          13,000         291,720
    Webster Financial Corp.            5,000         235,550
                                                ------------
                                                   1,820,063
                                                ------------
  TOTAL FINANCIALS                                 7,673,588
                                                ------------
  HEALTH CARE -- 5.8%
    BIOTECHNOLOGY -- 0.2%
    ArQule, Inc.**                       956           4,025
    BioMarin Pharmaceutical, Inc.*     1,000          14,230
    Cambrex Corp.                        773          16,009
    Enzo Biochem, Inc.*                  703           8,569
    Enzon Parmaceuticals, Inc.*        3,680          30,360
    Regeneron
      Pharmaceuticals, Inc.*           1,216          19,079
    Savient Pharmaceuticals, Inc.*     1,820          11,848
                                                ------------
                                                     104,120
                                                ------------
    HEALTH CARE DISTRIBUTORS -- 0.1%
    OWENS & MINOR, INC.                1,109          36,475
                                                ------------
    HEALTH CARE EQUIPMENT -- 2.2%
    American Medical Systems
      Holdings, Inc.*                  1,930          35,570
    Analogic Corp.                       400          20,528
    Arthrocare Corp.*                    723          33,880
    Bio-Rad Laboratories, Inc.*          320          22,634
    BIOLASE TECHNOLOGY CORP.*            402           2,512
    Biosite, Inc.**                      492          22,745
    Conmed Corp.*                        809          17,078
    Cyberonics, Inc.*                    521           9,133
    Datascope Corp.                    6,125         205,004

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

===============================================================================

                                      SHARES        VALUE
                                      ------        -----
    Dionex Corp.*                        553    $     28,170
    Edwards Lifesciences
      Corp.*                             400          18,636
    Hologic, Inc.*                     1,389          60,449
    IDEXX Laboratories, Inc.*            873          79,565
    Integra LifeSciences
      Holdings*                        1,065          39,916
    Intermagnetics General
      Corp.*                           1,098          29,701
    Invacare Corp.                       915          21,521
    Kensey Nash Corp.*                   250           7,317
    Mentor Corp.                       1,058          53,313
    Meridian Diagnostics, Inc.           567          13,330
    Orthofix International
      N.V.*                              360          16,369
    Osteotech, Inc.*                     363           1,485
    Palomar Medical
      Technologies, Inc.*                433          18,273
    Possis Medical, Inc.*                258           2,541
    Respironics, Inc.*                 2,480          95,753
    SurModics, Inc.*                     382          13,416
    Theragenics Corp.*                   937           2,698
    Thoratec Corp.*                    6,200          96,782
    Viasys Healthcare, Inc.*             920          25,061
    Vital Signs, Inc.                    244          13,813
    Wilson Greatbatch
      Technologies, Inc.*                631          14,273
    Zoll Medical Corp.*                  910          32,660
                                                ------------
                                                   1,054,126
                                                ------------
    HEALTH CARE FACILITIES -- 0.4%
    AmSurg Corp.*                        745          16,584
    Genesis Healthcare Corp.*            541          25,768
    LCA-Vision, Inc.                     589          24,331
    Odyssey Healthcare, Inc.*            993          14,081
    Radiation Therapy
      Services, Inc.*                    700          20,461
    Sunrise Senior Living, Inc.*       1,169          34,918
    United Surgical Partners
      International, Inc.*             1,228          30,491
                                                ------------
                                                     166,634
                                                ------------
    HEALTH CARE SERVICES -- 0.9%
    Amedisys, Inc.*                      458          18,169
    Bio-Reference
      Laboratories, Inc.*              1,740          39,063
    Cerner Corp.*                      1,736          78,814
    Chemed Corp.                         723          23,324
    Cross Country Healthcare, Inc.*      695          11,815
    Cryolife, Inc.*                      576           3,715
    Dendrite International, Inc.*      1,278          12,499
    Gentiva Health Services, Inc.*       783          12,873
    Healthways, Inc.*                  1,814          80,905
    Hooper Holmes, Inc.                1,644           5,540
    Inventiv Health, Inc.*             1,876          60,088
    Matria Healthcare, Inc*              500          13,895
    Pediatrix Medical Group, Inc.*     1,341          61,150
    Per-Se Technologies, Inc.*           944          21,504
    PetMed Express, Inc.*                580           6,055
    RehabCare Group, Inc.*               508           6,655
                                                ------------
                                                     456,064
                                                ------------
    HEALTH CARE SUPPLIES -- 0.7%
    DJ Orthopedics, Inc.*                645          26,787
    Haemonetics Corp.*                   744          34,819
    ICU Medical, Inc.*                   410          18,647
    Immucor, Inc.*                     1,875          42,019
    Inverness Medical
      Innovations, Inc.*                 810          28,156


                                      SHARES        VALUE
                                      ------        -----
    Merit Medical Systems, Inc.*         799    $     10,850
    PolyMedica Corp.                     599          25,643
    The Cooper Companies, Inc.         1,243          66,501
    West Pharmaceutical
      Services, Inc.                   2,050          80,503
                                                ------------
                                                     333,925
                                                ------------
    LIFE SCIENCES TOOLS & SERVICES -- 0.0%
    Kendle International, Inc.*          260           8,325
    Pharmanet Development
      Group, Inc.*                       475           9,229
                                                ------------
                                                      17,554
                                                ------------
    MANAGED HEALTH CARE -- 0.5%
    AMERIGROUP Corp.*                  1,429          42,227
    Centene Corp.*                     1,230          20,221
    Healthspring, Inc.*                1,900          36,575
    Sierra Health Services, Inc.*      1,378          52,144
    Wellcare Health Plans, Inc.*       1,730          97,970
                                                ------------
                                                     249,137
                                                ------------
    PHARMACEUTICALS -- 0.8%
    Adams Respiratory
      Therapeutics*                      720          26,345
    Alpharma, Inc.                     1,143          26,735
    Bradley Pharmamaceutical, Inc.*      400           6,368
    CNS Inc.                             326           9,203
    Connetics Corp.*                     775           8,447
    K-V Pharmaceutical
      Company - Class A*               2,250          53,325
    MGI Pharma, Inc.*                  2,205          37,948
    Noven Pharmaceuticals, Inc.*         686          16,546
    Perrigo Co.                        7,500         127,275
    Sciele Pharmaceutical Co.*         3,232          60,891
    The Medicines Company
      Comm*                              750          16,920
                                                ------------
                                                     390,003
                                                ------------
  TOTAL HEALTH CARE                                2,808,038
                                                ------------
  INDUSTRIALS -- 15.6%
    AEROSPACE & DEFENSE -- 1.5%
    AAR Corp.*                         1,008          24,031
    Applied Signal
      Technology, Inc.                   185           2,745
    Armre Holdings, Inc.*                832          47,698
    Ceradyne, Inc.*                    2,372          97,465
    Cubic Corp.                          579          11,337
    Curtiss Wright Corp.               6,011         182,434
    EDO Corp.                            437           9,999
    Essex Corp.*                       2,000          34,800
    Esterline Technologies
      Corp.*                             722          24,375
    Gencorp, Inc.*                     1,574          20,210
    Insituform Technologies, Inc.*       782          18,987
    Kaman Corp. - Class A                581          10,464
    KVH Industries, Inc.*             12,200         155,550
    Moog, Inc. - Class A*              1,045          36,220
    Teledyne Technologies, Inc.*         947          37,501
    Triumph Group, Inc.                  446          18,888
                                                ------------
                                                     732,704
                                                ------------
    AIR FREIGHT & LOGISTICS -- 1.0%
    EGL, Inc.*                         2,419          88,148
    Forward Air Corp.                    890          29,450
    Hub Group, Inc. - Class A*         7,143         162,718
    Pacer International, Inc.          7,040         195,430
                                                ------------
                                                     475,746
                                                ------------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

===============================================================================

                                      SHARES        VALUE
                                      ------        -----
    AIRLINES -- 0.4%
    AirTran Holdings, Inc.*            7,000  $       69,440
    Alaska Air Group, Inc.*            1,150          43,746
    Continental Airlines,
      Inc. - Class B*                  1,410          39,917
    Frontier Airlines
      Holdings, Inc.*                    886           7,309
    Mesa Air Group, Inc.*                820           6,363
    SkyWest, Inc.                      1,761          43,180
                                                ------------
                                                     209,955
                                                ------------
    BUILDING PRODUCTS -- 1.6%
    American Woodmark Corp.            2,000          67,380
    Apogee Enterprises, Inc.             815          12,396
    ElkCorp.                             436          11,837
    Goodman Global, Inc.*              8,500         113,475
    Griffon Corp.*                       642          15,325
    Insteel Industries, Inc.           2,000          39,740
    Jacuzzi Brands, Inc.*             22,000         219,780
    Lennox International, Inc.         8,589         196,688
    NCI Building Systems, Inc.*          569          33,099
    Simpson Manufacturing
      Company, Inc.                      954          25,787
    Universal Forest
      Products, Inc.                     466          22,857
                                                ------------
                                                     758,364
                                                ------------
    COMMERCIAL PRINTING -- 0.1%
    Bowne & Co., Inc.                    783          11,181
    Consolidated Graphics, Inc.*          301          18,111
    Harland  Co.                         758          27,629
    Standard Register Co.                625           8,250
                                                ------------
                                                      65,171
                                                ------------
    CONSTRUCTION & ENGINEERING -- 0.9%
    Comfort Systems USA, Inc.          8,500          97,410
    EMCOR Group, Inc.*                   870          47,711
    Infrasource Services, Inc.*        2,650          46,507
    The Shaw Group, Inc.*              2,220          52,481
    URS Corp.*                         1,426          55,457
    Westinghouse Air Brake Co.         3,110          84,374
    Williams Scotsman
      International, Inc.*             1,480          31,613
                                                ------------
                                                     415,553
                                                ------------
    CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 0.8%
    A.S.V., Inc.*                        589           8,782
    Astec Industries, Inc.*              485          12,246
    Bucyrus International, Inc.        1,430          60,661
    Cascade Corp.                      1,900          86,735
    JLG Industries, Inc.               4,551          90,155
    Lindsay Manufacturing Co.            342           9,833
    The Manitowoc Co., Inc.            1,693          75,830
    The Toro Co.                       1,179          49,718
    Wabash National Corp.                906          12,403
                                                ------------
                                                     406,363
                                                ------------
    DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 0.7%
    Angelica Corp.                       236           4,014
    Coinstar, Inc.*                      803          23,110
    Corrections Corp. of
      America*                         2,260          97,745
    G & K Services, Inc. -
      Class A                            607          22,113
    H&E Equipment Services, Inc.*      1,300          31,707
    Healthcare Services
      Group, Inc.                        785          19,751
    Mobile Mini Inc*                     975          27,700
    NCO Group, Inc.*                     893          23,414
    School Specialty, Inc.*              555          19,586
    Tetra Tech, Inc.*                  1,625          28,308


                                      SHARES        VALUE
                                      ------        -----
    The Geo Group, Inc.*                 900    $     38,025
    Viad Corp.                           632          22,379
                                                ------------
                                                     357,852
                                                ------------
    ELECTRICAL COMPONENTS & EQUIPMENT -- 1.7%
    Acuity Brands, Inc.                2,472         112,229
    Baldor Electric Co.                  720          22,197
    C & D Technologies, Inc.             556           3,948
    General Cable Corp.*               1,480          56,551
    Komag, Inc.*                         850          27,166
    Lamson & Sessions Co.*             2,160          51,451
    Magnetek, Inc.*                      352           1,218
    Regal-Beloit Corp.                 6,310         274,485
    Smith,  Corp.                        581          22,909
    The Genlyte Group, Inc.*           3,070         218,584
    Vicor Corp.                          723           8,343
    Woodward Governor Co.                844          28,308
                                                ------------
                                                     827,389
                                                ------------
    ENVIRONMENTAL & FACILITIES SERVICES -- 0.4%
    ABM Industries, Inc.               1,061          19,904
    Central Parking Corp.                526           8,679
    Clean Harbors, Inc.*               2,000          87,100
    Rollins, Inc.                      1,395          29,449
    Waste Connections, Inc.*           1,231          46,667
                                                ------------
                                                     191,799
                                                ------------
    HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.7%
    Administaff, Inc.                  1,927          64,940
    CDI Corp.                            367           7,600
    Comsys IT Partners Inc.*             900          15,471
    Heidrick & Struggles
      International, Inc.*               526          18,936
    Labor Ready, Inc.*                 9,538         151,940
    On Assignment, Inc.*                 622           6,102
    Spherion Corp.*                    1,319           9,431
    Volt Information
      Sciences, Inc.*                    332          11,803
    Watson Wyatt & Company
      Holdings                         1,190          48,695
                                                ------------
                                                     334,918
                                                ------------
    INDUSTRIAL CONGLOMERATES -- 0.1%
    Standex International
      Corp.                              268           7,472
    Tredegar Industries Corp.            839          14,045
                                                ------------
                                                      21,517
                                                ------------
    INDUSTRIAL MACHINERY -- 2.2%
    Albany International Corp.           765          24,343
    Barnes Group, Inc.                 1,018          17,876
    Briggs & Stratton Corp.            1,439          39,645
    Circor International, Inc.         4,000         122,200
    Clarcor, Inc.                      1,432          43,662
    Columbus McKinnon Corp.*           6,300         113,589
    EnPro Industries, Inc.*            2,504          75,270
    Gardner Denver, Inc.*              7,428         245,718
    IDEX Corp.                         1,476          63,542
    Kaydon Corp.                       1,656          61,305
    Kennametal, Inc.                   1,600          90,640
    Lydall, Inc.*                        439           3,907
    Mueller Industries, Inc.           3,019         106,178
    Robbins & Myers, Inc.                360          11,131
    Valmont Industries, Inc.             521          27,222
    Watts Water Technologies,
      Inc. - Class A                     703          22,327
    Wolverine Tube, Inc.*                199             603
                                                ------------
                                                   1,069,158
                                                ------------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

===============================================================================

                                      SHARES        VALUE
                                      ------        -----
    MARINE -- 0.3%
    American Commercial
      Lines, Inc.*                     1,000    $     59,450
    Kirby Corp.*                       2,357          73,845
                                                ------------
                                                     133,295
                                                ------------
    OFFICE SERVICES & SUPPLIES -- 1.8%
    Brady Corp. - Class A              1,469          51,650
    Herman Miller, Inc.                2,300          78,683
    ICT Group, Inc.*                   1,420          44,688
    Knoll, Inc.                       22,000         444,400
    Steelcase, Inc.                   14,600         229,074
    United Stationers, Inc.*             873          40,603
                                                ------------
                                                     889,098
                                                ------------
    RAILROADS -- 0.1%
    Kansas City Southern
      Industries, Inc.*                2,081          56,832
                                                ------------
    TRADING COMPANIES & DISTRIBUTORS -- 0.4%
    Applied Industrial
      Technologies, Inc.                 970          23,680
    Keystone Automotive
      Industries, Inc.*                  389          14,790
    Lawson Products, Inc.                203           8,510
    MSC Industrial Direct
      Co., Inc. - Class A              1,390          56,629
    Watsco, Inc.                       1,036          47,666
    Wesco International, Inc.*           630          36,559
                                                ------------
                                                     187,834
                                                ------------
    TRUCKING -- 0.9%
    Arkansas Best Corp.                  712          30,637
    Celadon Group, Inc.*               1,452          24,161
    Heartland Express, Inc.            1,701          26,672
    Knight Transportation, Inc.        1,626          27,561
    Landstar System, Inc.              1,631          69,644
    Old Dominion Freight
      Line, Inc.*                      2,433          73,063
    U.S. Xpress Enterprises, Inc.*     2,050          47,457
    YRC Worldwide, Inc.*               3,800         140,752
                                                ------------
                                                     439,947
                                                ------------
  TOTAL INDUSTRIALS                                7,573,495
                                                ------------
  INFORMATION TECHNOLOGY -- 13.0%
    APPLICATION SOFTWARE -- 1.0%
    Altiris, Inc.*                     2,395          50,511
    ANSYS, Inc.*                       1,058          46,742
    Captaris, Inc.*                      879           5,151
    Catapult Communications
      Corp.*                             319           2,667
    EPIQ Systems, Inc.*                  460           6,767
    FactSet Research Systems, Inc.       957          46,481
    FileNet Corp.*                     1,165          40,577
    Hyperion Solutions Corp.*          1,639          56,513
    JDA Software Group, Inc.*            847          13,061
    Kronos, Inc.*                        886          30,204
    Manhattan Associates, Inc.*          795          19,191
    MapInfo Corp.*                       558           7,159
    MicroStrategy, Inc. -
      Class A*                           280          28,512
    MRO Software, Inc.*                  545          13,990
    Open Solutions, Inc.*                583          16,796
    Sonic Solutions*                     575           8,763
    SPSS, Inc.*                          514          12,814
    Transaction Systems
      Architects, Inc.*                1,590          54,569


                                      SHARES        VALUE
                                      ------        -----
    Witness Systems, Inc.*             1,270    $     22,263
                                                ------------
                                                     482,731
                                                ------------
    COMMUNICATIONS EQUIPMENT -- 2.5%
    Applied Innovation, Inc.**        14,000          44,100
    Arris Group, Inc.*                 5,730          65,666
    Bel Fuse, Inc. Class B               278           8,921
    Belden CDT, Inc.                   2,366          90,452
    Black Box Corp.                      434          16,891
    Blue Coat Systems Inc*               269           4,845
    C-COR.net Corp.*                   1,184          10,159
    CommScope, Inc.*                   2,080          68,349
    Comtech
      Telecommunications
      Corp.*                             584          19,552
    Digi International, Inc.*            538           7,263
    Ditech Networks, Inc.*               785           6,052
    ECI Telecom Ltd.*                  3,590          29,617
    Foundry Networks, Inc.*           10,400         136,760
    Harmonic, Inc.*                    2,172          15,964
    Inter-Tel, Inc.                      566          12,226
    Interdigital
      Communications Corp.*            1,800          61,380
    NETGEAR, Inc.*                    12,123         249,613
    Network Equipment
      Technologies, Inc.*                347           1,430
    PC-Tel, Inc.*                        573           6,016
    Polycom, Inc.*                     5,790         142,029
    Sycamore Networks, Inc.*          12,000          45,360
    Symmetricom, Inc.*                   988           7,973
    Tekelec*                          10,000         129,600
    Tollgrade Communications, Inc.*      401           3,589
    Viasat, Inc.*                        585          14,672
                                                ------------
                                                   1,198,479
                                                ------------
    COMPUTER HARDWARE -- 0.2%
    Avid Technology, Inc.*             1,168          42,538
    Palm, Inc.*                        2,460          35,818
                                                ------------
                                                      78,356
                                                ------------
    COMPUTER STORAGE & PERIPHERALS -- 0.3%
    Adaptec, Inc.*                     3,311          14,601
    Dot Hill Systems Corp.*           16,500          64,350
    Epicor Software Corp.*             1,569          20,570
    Hutchinson Technology, Inc.*         744          15,646
    Novatel Wireless, Inc.*              675           6,500
    RealNetworks, Inc.*                2,000          21,220
    Synaptics, Inc.*                     607          14,793
                                                ------------
                                                     157,680
                                                ------------
    DATA PROCESSING & OUTSOURCED SERVICES -- 0.4%
    Carreker Corp.*                      680           4,175
    eFUNDS Corp.*                      1,286          31,096
    Gevity HR, Inc.                      753          17,153
    Global Payments, Inc.              1,849          81,375
    MoneyGram International, Inc.      1,510          43,881
    StarTek, Inc.                        245           3,055
    TALX Corp.                           922          22,607
                                                ------------
                                                      203,342
                                                ------------
    ELECTRONIC EQUIPMENT MANUFACTURERS -- 2.0%
    Aeroflex, Inc.*                    2,140          21,999
    Checkpoint System, Inc.*           1,120          18,491
    Cognex Corp.                       1,289          32,560
    Coherent, Inc.*                      876          30,362
    CPI International, Inc.*           7,500          98,775
    Daktronics, Inc.                     828          17,131

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

===============================================================================

                                      SHARES        VALUE
                                      ------        -----
    Electro Scientific
      Industries, Inc.*                4,337    $     89,342
    FLIR Systems, Inc.*                1,911          51,903
    Gerber Scientific, Inc.*             540           8,089
    Itron, Inc.*                       2,011         112,214
    Keithley Instruments, Inc.           272           3,468
    Littelfuse, Inc.*                    617          21,410
    LoJack Corp.*                        440           8,620
    MTS Systems Corp.                    445          14,391
    Paxar Corp.*                       1,057          21,119
    Photon Dynamics, Inc.*            10,307         136,774
    Planar Systems, Inc.*                418           4,744
    Rofin-Sinar Technologies, Inc.*    1,500          91,155
    Rogers Corp.*                        482          29,764
    Symbol Technologies, Inc.          6,500          96,590
    Technitrol, Inc.                   2,416          72,118
    X-Rite, Inc.                         522           5,606
                                                ------------
                                                     986,625
                                                ------------
    ELECTRONIC MANUFACTURING SERVICES -- 0.4%
    Benchmark Electronics, Inc.*       2,337          62,819
    CTS Corp.                          1,036          14,276
    Mercury Computer Systems, Inc.*      463           5,487
    Methode Electronics, Inc.
      - Class A                          887           8,435
    Park Electrochemical Corp.           483          15,301
    Radisys Corp.*                       617          13,111
    Trimble Navigation, Ltd.*          1,511          71,138
                                                ------------
                                                     190,567
                                                ------------
    HOME ENTERTAINMENT SOFTWARE -- 0.2%
    Napster, Inc.*                       981           4,189
    Take-Two Interactive
      Software, Inc.*                  2,065          29,447
    THQ, Inc.*                         1,781          51,952
                                                ------------
                                                      85,588
                                                ------------
    INTERNET SOFTWARE & SERVICES -- 0.9%
    Bankrate, Inc.*                      238           6,321
    Cryptologic, Inc.                    680          14,987
    Digital Insight Corp.*               982          28,792
    Infospace Inc.*                      798          14,715
    J2 Global Communications, Inc.*    2,734          74,283
    Jupitermedia Corp.*                5,100          44,166
    Miva, Inc.*                          655           2,162
    The Knot, Inc.*                    1,830          40,498
    United Online Inc                  1,833          22,326
    Webex Communications, Inc.*          972          37,927
    Websense, Inc.*                    6,770         146,300
                                                ------------
                                                     432,477
                                                ------------
    IT CONSULTING & OTHER SERVICES -- 0.2%
    CACI International, Inc.
      - Class A*                         845          46,484
    CIBER, Inc.*                       1,361           9,023
    Keane, Inc.*                       1,100          15,851
    Mantech International
      Corp. - Class A*                   578          19,080
    MAXIMUS, Inc.                        474          12,371
    Sykes Enterprises, Inc.*             833          16,952
                                                ------------
                                                     119,761
                                                ------------
    SEMICONDUCTOR EQUIPMENT -- 1.6%
    Advanced Energy
      Industries, Inc.*                1,983          33,790


                                      SHARES        VALUE
                                      ------        -----
    ATMI, Inc.*                        1,059    $     30,785
    Axcelis Technologies, Inc.*        2,904          20,502
    Brooks Automation, Inc.*           2,111          27,549
    Cabot Microelectronics
      Corp.*                           4,883         140,728
    Cohu, Inc.                           672          11,982
    Cymer, Inc.*                       1,749          76,799
    Eagle Test Systems, Inc.*          1,940          32,049
    FEI Co.*                             724          15,284
    Kulicke & Soffa
      Industries, Inc.*                1,674          14,798
    Photronics, Inc.*                  6,193          87,507
    Rudolph Technologies, Inc.*          573          10,503
    Ultratech, Inc.*                   7,919         105,481
    Varian Semiconductor
      Equipment Associates,
      Inc.*                            3,273         120,119
    Veeco Instruments, Inc.*           1,929          38,869
                                                ------------
                                                     766,745
                                                ------------
    SEMICONDUCTORS -- 1.7%
    Actel Corp.**                        627           9,750
    Amis Holdings, Inc.*               1,600          15,184
    ANADIGICS, Inc.*                  17,500         125,300
    Asyst Technologies, Inc.*          6,990          47,252
    Diodes, Inc.*                        547          23,614
    DSP Group, Inc*                    7,064         161,412
    Exar Corp.*                          911          12,107
    Genesis Microchip, Inc.*           4,600          54,142
    Kopin Corp.*                       1,526           5,112
    Lattice Semiconductor
      Corp.*                           2,810          19,164
    Microsemi Corp.*                   1,953          36,814
    Omnivision Technologies, Inc.*     1,638          23,374
    ON Semiconductor Corp.*            6,830          40,160
    Pericom Semiconductor
      Corp.*                             690           6,728
    Silicon Image, Inc.*               4,050          51,516
    Skyworks Solutions, Inc.*          4,578          23,760
    Standard Microsystems
      Corp.*                             635          18,047
    Supertex, Inc.*                      295          11,467
    Trident Microsystems, Inc.*        5,500         127,930
    TriQuint Semiconductor, Inc.*      3,330          17,316
                                                ------------
                                                     830,149
                                                ------------
    SYSTEMS SOFTWARE -- 1.3%
    Internet Security
      Systems, Inc.*                   1,001          27,788
    MICROS Systems, Inc.*              1,075          52,589
    Phoenix Technologies Ltd.*           395           1,698
    Progress Software Co.*             5,536         143,936
    Quality Systems, Inc.                477          18,503
    Radiant Systems, Inc.*               712           8,601
    Secure Computing Corp.*           13,914          88,076
    Sybase, Inc.*                     11,500         278,760
                                                ------------
                                                     619,951
                                                ------------
    TECHNOLOGY DISTRIBUTORS -- 0.3%
    Agilysys, Inc.                       887          12,454
    Anixter International,
      Inc.**                             917          51,783
    Bell Micro Products*                 464           2,408
    Brightpoint, Inc.*                 1,432          20,363
    Global Imaging Systems, Inc.*      1,454          32,090
    ScanSource, Inc.*                    710          21,534
                                                ------------
                                                     140,632
                                                ------------
  TOTAL INFORMATION TECHNOLOGY                     6,293,083
                                                ------------
  MATERIALS -- 4.2%
    ALUMINUM -- 0.1%
    Aleris International Inc*            867          43,818

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

===============================================================================

                                      SHARES        VALUE
                                      ------        -----
    Century Aluminum Co.*                698    $     23,488
                                                ------------
                                                      67,306
                                                ------------
    COMMODITY CHEMICALS -- 0.2%
    Georgia Gulf Corp.                 2,946          80,779
    Wellman, Inc.                        695           2,773
                                                ------------
                                                      83,552
                                                ------------
    CONSTRUCTION MATERIALS -- 0.1%
    Headwaters, Inc.*                  1,169          27,296
    Texas Industries, Inc.               662          34,464
                                                ------------
                                                      61,760
                                                ------------
    DIVERSIFIED CHEMICALS -- 0.1%
    Hercules, Inc.*                    3,700          58,349
    Penford Corp.                        211           3,195
                                                ------------
                                                      61,544
                                                ------------
    DIVERSIFIED METALS & MINING -- 0.1%
    Amcol International Corp.            640          15,942
    Brush Engineered
      Materials, Inc.*                   467          11,614
    RTI International Metals, Inc.*      630          27,456
                                                ------------
                                                      55,012
                                                ------------
    FOREST PRODUCTS -- 0.0%
    Deltic Timber Corp.                  356          16,967
                                                ------------
    METAL & GLASS CONTAINERS -- 0.1%
    AptarGroup, Inc.                     972          49,455
    Myers Industries, Inc.               750          12,750
                                                ------------
                                                      62,205
                                                ------------
    PAPER PACKAGING -- 0.1%
    Caraustar Industries, Inc.*          692           5,515
    Chesapeake Corp.                     425           6,082
    Rock Tenn Co. - Class A              778          15,404
                                                ------------
                                                      27,001
                                                ------------
    PAPER PRODUCTS -- 0.6%
    Buckeye Technologies, Inc.*          813           6,911
    Glatfelter                        10,000         135,500
    Neenah Paper, Inc.                   430          14,719
    Pope & Talbot, Inc.*                 407           2,340
    Schweitzer-Mauduit
      International, Inc.                325           6,169
    Wausau Paper Corp.                 8,465         114,277
                                                ------------
                                                     279,916
                                                ------------
    SPECIALTY CHEMICALS -- 1.5%
    Albemarle Corp.                    4,300         233,619
    Arch Chemicals, Inc.                 595          16,928
    Fuller,  Co.                       7,256         170,081
    MacDermid, Inc.                    2,460          80,245
    Material Sciences Corp.*             229           2,281
    OM Group, Inc.*                      829          36,426
    Omnova Solutions, Inc.*            1,067           4,460
    PolyOne Corp.*                     2,656          22,125
    Quaker Chemical Corp.                303           5,893
    Schulman , Inc.                    4,841         113,812
    Tronox,  Inc. - Class B            1,208          15,426
                                                ------------
                                                     701,296
                                                ------------
    STEEL -- 1.3%
    AK Steel Holding Corp.*            3,160          38,363
    Carpenter Technology Corp.           700          75,257
    Castle  & Co.                        410          11,004
    Chaparral Steel Co.*               3,094         105,382
    Cleveland-Cliffs, Inc.             1,152          43,903
    Quanex Corp.                       6,801         206,410


                                      SHARES        VALUE
                                      ------        -----
    Reliance Steel & Aluminum Co.      3,700    $    118,918
    Ryerson Tull, Inc.                   744          16,286
    Steel Technologies, Inc.             283           5,555
                                                ------------
                                                     621,078
                                                ------------
  TOTAL MATERIALS                                  2,037,637
                                                ------------
  TELECOMMUNICATION SERVICES -- 0.4%
    INTEGRATED TELECOMMUNICATION SERVICES -- 0.3%
    Commonwealth Telephone
      Enterprises, Inc.                  545          22,470
    General Communication,
      Inc. - Class A*                  1,266          15,686
    Neoware, Inc.*                       461           6,265
    PARAXEL International
      Corp.*                           2,202          72,864
                                                ------------
                                                     117,285
                                                ------------
    WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
    SBA Communications Corp.
      - Class A*                       2,100          51,093
                                                ------------
  TOTAL TELECOMMUNICATION SERVICES                   168,378
                                                ------------
  UTILITIES -- 2.7%
    ELECTRIC UTILITIES -- 1.4%
    ALLETE, Inc.                         837          36,368
    Central Vermont Public
      Service Corp.                      314           6,942
    Cleco Corp.                        1,592          40,182
    El Paso Electric Co.*              1,367          30,539
    Green Mountain Power Corp.           144           4,805
    Hawaiian Electric
      Industries, Inc.                 4,500         121,770
    Idacorp, Inc.                        710          26,845
    MGE Energy, Inc.                   9,400         304,372
    UIL Holdings Corp.                   616          23,100
    Unisource Energy Corp.             1,969          65,627
                                                ------------
                                                     660,550
                                                ------------
    GAS UTILITIES -- 1.0%
    Atmos Energy Corp.                 2,244          64,066
    Cascade Natural Gas Corp.            311           8,114
    Energen Corp.                      2,032          85,080
    New Jersey Resources Corp.           775          38,208
    Northwest Natural Gas Co.            779          30,599
    Piedmont Natural Gas Co.           2,082          52,695
    South Jersey Industries,
      Inc.                               828          24,765
    Southern Union Co.                 2,722          71,887
    Southwest Gas Corp.                1,108          36,919
    The Laclede Group, Inc.              609          19,537
    UGI Corp.                          2,912          71,198
                                                ------------
                                                     503,068
                                                ------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
    Black Hills Corp.                  2,300          77,303
                                                ------------
    MULTI-UTILITIES -- 0.1%
    Avista Corp.                       1,380          32,678
    CH Energy Group, Inc.                346          17,809
                                                ------------
                                                      50,487
                                                ------------
    WATER UTILITIES -- 0.0%
    American States Water Co.            482          18,437
                                                ------------
  TOTAL UTILITIES                                  1,309,845
                                                ------------
  TOTAL COMMON STOCK
    (Cost $31,366,355)                            38,463,771
                                                ------------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

===============================================================================

                                      SHARES        VALUE
                                      ------        -----
EXCHANGE TRADED FUNDS -- 19.9%
    iShares S&P SmallCap 600
      Value Index Fund
      (Cost $9,388,446)              138,117    $  9,644,710
                                                ------------
SHORT-TERM INVESTMENTS -- 0.8%
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series*          208,999         208,999
    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series*          208,998         208,998
                                                ------------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $417,997)                                  417,997
                                                ------------

TOTAL INVESTMENTS -- 100.0%
    (Cost $41,172,798)(1)                       $ 48,526,478
                                                ============


*    Non-income producing security.

(1) The cost for Federal income tax purposes is $41,413,033. At September 30, 2006 net unrealized appreciation was $7,113,445. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $8,469,184, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,355,739.

WILMINGTON FUNDS-- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                   SHARES         VALUE
                                  ---------   --------------
COMMON STOCK -- 92.9%
  AUSTRALIA -- 4.1%
    Amcor Ltd.                        6,739   $       37,318
    AMP, Ltd.                         3,345           22,288
    Ansell Ltd.                       3,580           28,256
    APN News & Media Ltd.             8,114           30,721
    Australia & New Zealand
      Banking Group, Ltd.            34,791          696,473
    Australian Stock
      Exchange, Ltd.                 32,230          780,684
    Axa Asia Pacific
      Holdings Ltd.                  43,542          210,937
    BHP Billiton, Ltd.              118,739        2,268,160
    Brambles Industries, Ltd.        23,427          222,617
    Centro Properties Group           4,811           28,864
    Coles Myer Ltd.                  59,962          643,085
    Commonwealth Bank of
      Australia                      99,831        3,403,989
    CSL, Ltd.                        18,233          734,218
    CSR, Ltd.                        44,828           99,563
    Foster's Group Ltd.              33,562          161,089
    Goodman Fielder,  Ltd.           36,865           59,347
    Harvey Norman Holdings,
      Ltd.                           16,969           44,770
    Healthscope Ltd.                 71,400          251,705
    ING Industrial Fund             161,472          284,015
    Investa Property Group          243,498          446,439
    Leighton Holdings, Ltd.          90,209        1,300,283
    Lend Lease Corp. Ltd.            28,260          337,417
    Lion Nathan Ltd.                 23,297          140,643
    Macquarie Airports              590,941        1,352,117
    Mirvac Group                    333,310        1,177,493
    Newcrest Mining, Ltd.           123,628        2,073,151
    News Corp. - Class B             64,158        1,324,221
    Oil Search, Ltd.                121,900          307,080
    Oxiana Resources Nl             696,905        1,506,271
    Pacific Brands, Ltd.            127,400          240,227
    PaperlinX Ltd.                   62,666          179,814
    Qantas Airways, Ltd.            154,419          449,997
    QBE Insurance Group, Ltd.       102,971        1,880,237
    Record Investments               66,500          527,345
    Rio Tinto, Ltd.                 139,856        7,306,859
    Santos, Ltd.                    294,011        2,452,027
    Suncorp-Metway Ltd.              29,153          476,707
    Symbion Health Ltd.             300,084          764,893
    Telstra Corp., Ltd.             270,398          747,668
    United Group Ltd.                 8,200           86,783
                                              --------------
  TOTAL AUSTRALIA                                 35,085,771
                                              --------------
  AUSTRIA -- 1.4%
    Andritz AG                        1,600          244,075
    Boehler-Uddeholm AG              11,000          618,760
    Erste Bank der
      oesterreichischen
      Sparkassen AG                  23,718        1,476,717
    Flughafen Wien AG                 3,433          284,309
    Immofinanz Immobilien
      Anlagen AG*                   161,122        1,940,958
    OMV AG                           20,382        1,056,046
    Raiffeisen International
      Bank-Holding AG                12,666        1,349,138
    Telekom Austria AG               35,255          889,634
    Voestalpine AG                   60,592        2,502,481

                                   SHARES         VALUE
                                  ---------   --------------
    Wiener Staedtische
      Allgemeine
      Verischerung AG                 8,483   $      532,467
    Wienerberger AG                  13,641          644,160
                                              --------------
  TOTAL AUSTRIA                                   11,538,745
                                              --------------
  BELGIUM -- 1.6%
    Almancora Comm. VA                4,366          564,705
    Cofinimmo                           241           45,687
    Delhaize Group                    8,632          725,162
    Dexia                           111,291        2,883,143
    Fortis                           65,349        2,652,542
    InBev NV                          4,829          265,879
    KBC Bancassurance
      Holding NV                     25,672        2,703,567
    Mobistar SA                       6,100          505,104
    OPTION NV*                       12,000          241,945
    UCB SA                           37,973        2,414,813
    Umicore                           3,500          517,937
                                              --------------
  TOTAL BELGIUM                                   13,520,484
                                              --------------
  CANADA -- 1.0%
    Aspreva Pharmaceuticals
      Corp.*                          3,300           85,635
    Astral Media Inc.                11,900          428,411
    Bank Of Nova Scotia              10,600          455,579
    Barrick Gold Corp.                8,940          274,579
    Bema Gold Corp.                  59,989          264,054
    Canaccord Capital, Inc.          14,700          224,889
    Centerra Gold, Inc.               2,955           29,477
    Eldorado Gold Corp.*             44,150          191,570
    EnCana Corp.                     26,900        1,251,683
    Ensign Energy Services,
      Inc.                           26,500          439,790
    Gildan Activewear Inc.            9,800          476,432
    Inmet Mining Corp.               26,600        1,005,695
    Ipsco, Inc.                      14,200        1,230,900
    Ivanhoe Mines, Ltd.*              4,496           28,036
    Kingsway Financial
      Services, Inc.                 14,300          324,956
    Methanex Corp.                    1,900           46,049
    Metro Inc.                        8,300          249,501
    Northbridge Financial
      Corp.                           8,500          230,418
    Potash Corp. of
      Saskatchewan Inc.               2,481          257,522
    Teck Cominco Ltd.                 8,400          526,057
    Telus Corp.                       5,100          285,627
    Toromont Industries Ltd          10,700          222,568
    Trican Well Service,Ltd.         15,700          264,488
                                              --------------
  TOTAL CANADA                                     8,793,916
                                              --------------
  CZECH REPUBLIC -- 0.4%
    Komercni Banka AS                24,177        3,583,270
                                              --------------
  TOTAL CZECH REPUBLIC                             3,583,270
                                              --------------
  DENMARK -- 0.5%
    Alk-Abello*                       1,499          233,014
    Carlsberg A/S                    16,300        1,370,843
    Danske Bank A/S                  33,000        1,297,865
    East Asiatic Co. Ltd.             5,500          258,170
    Novo Nordisk A/S - Class B        9,078          674,691
    Royal Unibrew A/S                 1,671          195,239
    Vestas Wind Systems A/S*          4,343          115,964
                                              --------------
  TOTAL DENMARK                                    4,145,786
                                              --------------

WILMINGTON FUNDS-- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                   SHARES         VALUE
                                  ---------   --------------
  EGYPT -- 0.0%
    Orascom Telecom Holding
      SAE, GDR                        2,292   $      126,587
                                              --------------
  TOTAL EGYPT                                        126,587
                                              --------------
  FINLAND -- 1.3%
    Cargotec Corp.                    5,800          245,427
    Fortum Oyj                       63,061        1,680,059
    KCI Konecranes Oyj               15,600          296,131
    Kesko Oyj                         6,300          264,907
    Nokia Oyj                       311,417        6,184,033
    Rautaruukki Oyj                  19,200          551,451
    Sampo Oyj                        19,320          402,760
    Sanomawsoy Oyj*                  13,705          351,571
    Stockmann Oyj Abp                 4,424          185,855
    Wartsila Oyj - Class B            8,724          354,000
    YI Oyj                           18,484          428,225
                                              --------------
  TOTAL FINLAND                                   10,944,419
                                              --------------
  FRANCE -- 9.7%
    Accor SA                          1,816          123,775
    Air France                      299,916        9,043,764
    Alstom*                           8,581          776,371
    Alten Co.*                       10,300          326,524
    Assurances Generales De
      France (AGF)                    1,438          181,070
    Atos Origin SA*                   3,835          211,394
    Bacou Dalloz                      2,300          269,633
    BNP Paribas SA                  131,069       14,102,287
    Bouygues SA                      21,942        1,173,601
    Cap Gemini SA                    83,882        4,449,327
    Carrefour SA                      8,240          520,662
    Ciments Francais                  2,200          348,994
    CNP Assurances                    6,346          615,601
    Compagnie de Saint-Gobain         7,792          565,175
    Compagnie Generale de
      Geophysique SA (CGG)*           2,500          384,537
    Credit Agricole SA               35,842        1,574,374
    Electricite de France            20,503        1,138,752
    Euler SA                          5,300          631,072
    Eurazeo                           2,135          245,822
    Eutelsat Communications*         14,500          249,876
    France Telecom SA                11,288          259,080
    Gaz de France (GDF)               3,496          139,200
    Generale de Sante                 4,660          158,187
    Haulotte Group                   13,100          339,041
    Hermes International              1,509          139,494
    Iliad SA                          6,900          496,101
    JC Decaux SA                      8,244          222,980
    L' Air Liquide SA                 9,157        1,868,302
    Lafarge SA                       24,177        3,120,958
    Lagardere SCA                     3,712          267,829
    LVMH Moet Hennessy Louis
      Vuitton SA                     28,739        2,960,961
    Natexis Banques
      Populaires                      2,400          664,663
    Nexans SA                         5,000          434,625
    Pernod-Ricard SA                  7,275        1,513,838
    Pierre & Vacances                 2,300          260,737
    Pinault-Printemps-Redoute
      SA                             13,044        1,933,584
    Publicis Groupe SA               75,834        2,986,779
    Renault SA                        3,353          384,574
    Sanofi-Synthelabo SA             27,646        2,460,975
    Schneider Electric SA            21,399        2,386,531
    Societe BIC SA                    1,503           93,465

                                   SHARES         VALUE
                                  ---------   --------------
    Societe Generale                 31,193   $    4,964,078
    Societe Television
      Francaise 1                    22,917          732,021
    Sodexho Alliance SA              51,205        2,837,472
    SOITEC*                          10,600          306,463
    SR Teleperformance                5,800          216,229
    Suez SA                          14,922          656,211
    Total SA                        111,937        7,345,506
    Union du Credit-Bail
      Immobilier                        308           64,716
    VALLOUREC                         8,745        2,039,291
    Veolia Environnement              6,526          393,988
    Vinci SA                          6,851          762,757
    Vivendi Universal SA             65,720        2,369,257
                                              --------------
  TOTAL FRANCE                                    82,712,504
                                              --------------
  GERMANY -- 7.5%
    Aareal Bank AG*                   7,400          328,238
    Adidas-Salomon AG                 5,058          237,953
    Allianz AG                       17,472        3,023,774
    Altana AG                         3,813          210,616
    BASF AG                         128,839       10,317,119
    Bayerische Motoren Werke
      (BMW) AG                       16,751          897,227
    Beiersdorf AG                    22,972        1,222,575
    Commerzbank AG                   58,810        1,979,946
    Continental AG                    7,327          849,572
    Deutsche Bank AG                 70,393        8,494,183
    Deutsche Boerse AG               12,496        1,879,288
    Deutsche Euroshop AG              3,400          235,703
    Deutsche Lufthansa AG           245,542        5,202,834
    Deutsche Post AG                 60,507        1,588,231
    Deutsche Post AG (London
      Exchange)                       3,239           84,479
    Deutsche Postbank AG             10,865          824,578
    Deutz AG*                         6,370           67,366
    E.On AG                          10,506        1,245,357
    Fraport AG                       49,788        3,425,644
    Fresenius AG                      7,764        1,359,126
    Fresenius Medical Care AG         9,770        1,269,118
    HeidelbergCement AG                 431           56,238
    Heidelberger
      Druckmaschinen AG               2,769          114,150
    Henkel KGaA                       6,812          842,981
    Henkel KGaA-Vorzug                4,797          667,046
    Hugo Boss AG                      7,200          310,420
    Hypo Real Estate Holding
      AG                             18,174        1,133,844
    IVG Immobilien AG                44,343        1,604,785
    KarstadtQuelle AG*                8,202          195,011
    Landesbank Berlin
      Holding AG*                     6,780           51,155
    Lanxess*                          7,500          321,927
    Leoni AG                          8,100          282,459
    MAN AG                           60,203        5,094,975
    Merck KGaA                        2,448          259,573
    MPC Muenchmeyer Petersen          3,500          291,367
    MTU Aero Engines Holding
      AG                              6,700          250,376
    Muenchener                       12,599
      Rueckversicherungs-
      Gesellschaft AG                12,599        1,992,393
    Puma AG                             198           67,539
    Salzgitter AG                     6,914          649,746
    SAP AG                            2,685          532,499
    Siemens AG                       15,335        1,337,858



                                       2
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--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                   SHARES         VALUE
                                  ---------   --------------
    Software AG                       5,600   $      342,841
    Solarworld AG                     2,214          121,648
    Stada Arzneimittel AG             8,800          449,591
    ThyssenKrupp AG                  15,694          528,765
    Volkswagen AG                    12,717        1,083,334
    Wacker Chemie AG*                   837           98,494
    Wincor Nixdorf AG                 2,000          290,765
                                              --------------
  TOTAL GERMANY                                   63,714,707
                                              --------------
  GREECE -- 0.6%
    Alpha Bank AE                    13,382          357,030
    Bank of Cyprus, Ltd.            153,677        1,562,863
    Hellenic Exchanges
      Holding SA                     20,616          326,777
    Hellenic Technodomiki
      Tev SA                         15,311          149,885
    Hellenic
      Telecommunications
      Organization SA*               79,676        1,953,987
    Intracom SA*                     40,350          257,877
    Tsakos Energy Navigation
      Ltd.                              635           28,321
                                              --------------
  TOTAL GREECE                                     4,636,740
                                              --------------
  HONG KONG -- 2.4%
    Bank of East Asia, Ltd.           4,400           20,078
     Bijing Capital
      International Airport
      Co., Ltd.                     180,000          118,065
    BOC Hong Kong , Ltd.             67,500          151,624
    Cathay Pacific Airways,
      Ltd.                          237,000          485,520
    Cheung Kong, Ltd.                35,000          375,803
    China Cosco Holdings Co.
      Ltd.                          405,000          186,108
    China Life Insurance Co.
      Ltd.                          159,225          311,475
    China Merchants Holdings
      International Co., Ltd.       430,812        1,263,573
    China Mobile Ltd.               380,500        2,688,675
    China Netcom Group Corp.
      Hong Kong,  Ltd.              419,500          752,775
    China Overseas Land &
      Investment Ltd.               834,000          643,379
    China Petroleum And
      Chemical Corp.              2,002,000        1,243,758
    Clear Media, Ltd.*              153,000          170,859
    CLP, Ltd.                        46,000          278,693
    CNOOC Ltd.                       54,000           44,915
    CNPC Hong Kong, Ltd.            200,000          101,147
    FOXCONN INTERNATIONAL
      HLDGS*                         35,000          107,822
    Galaxy Entertainment
      Group Ltd.*                   632,034          551,665
    Henderson Land
      Development Co., Ltd.         106,000          595,945
    Hengan International
      Group Co.,  Ltd.              248,000          532,885
    Hong Kong Exchanges &
      Clearing Ltd.                 170,500        1,244,174
    Hongkong Electric , Ltd.        156,500          732,214
    Hutchinson Whampoa, Ltd.         66,000          582,853
    Hutchison
      Telecommunications
      International, Ltd.*          335,872          594,086
    Jiangxi Copper Co., Ltd.        265,000          252,392
    Kerry Properties, Ltd.            7,500           27,437
    Li & Fung Ltd.                  106,000          263,413

                                   SHARES         VALUE
                                  ---------   --------------
    Melco International
      Development, Ltd.             607,937   $    1,301,610
    New World Development
      Co., Ltd.                      48,000           82,684
    PetroChina Co. Ltd. -
      Class H                       540,000          580,850
    Shun Tak Holdings, Ltd.       1,221,250        1,439,042
    Swire Pacific Ltd.               36,500          381,367
    Television Broadcasts,
      Ltd.                            6,000           32,346
    Texwinca Holdings, Ltd.         197,633          129,123
    The Link REIT                    64,500          134,288
    The Wharf, Ltd.                 146,000          500,369
    Tianjin Development
      Holding, Ltd.                  34,000           21,385
    Weiqiao Textile Co., Ltd.       162,215          214,880
    Wing Hang Bank, Ltd.             66,500          649,580
    Wumart Stores, Inc.              72,389          250,878
    Yue Yuen Industrial, Ltd.        84,500          262,481
                                              --------------
  TOTAL HONG KONG                                 20,302,216
                                              --------------
  HUNGARY -- 0.7%
    EGIS Rt.                          1,581          220,646
    Gedeon Richter Rt.                3,423          706,941
    Magyar Tavkozlesi Rt.*          355,621        1,431,021
    OTP Bank Rt.                    115,275        3,635,860
                                              --------------
  TOTAL HUNGARY                                    5,994,468
                                              --------------
  INDIA -- 0.4%
    ICICI Bank Ltd                   21,785          669,017
    State Bank of India, GDR         43,322        2,404,371
                                              --------------
  TOTAL INDIA                                      3,073,388
                                              --------------
  INDONESIA -- 0.0%
    PT Indofood Sukses
      Makmur Tbk                    523,500           70,935
    PT Semen Gresik
      (Persero) Tbk                  73,443          215,751
                                              --------------
  TOTAL INDONESIA                                    286,686
                                              --------------
  IRELAND -- 0.5%
    Allied Irish Banks PLC           35,269          937,841
    Bank of Ireland (London)          7,660          149,876
    C&C Group PLC                    57,000          774,109
    CRH PLC                           4,015          135,580
    Dragon Oil PLC*                 163,878          462,555
    Elan Corp. PLC, ADR*              1,969           30,283
    FBD Holdings PLC                  5,500          262,931
    Fyffes PLC                      218,519          423,954
    Grafton Group PLC*               24,100          317,825
    Greencore Group PLC               6,444           31,868
    Iaws Group PLC                   15,600          289,603
    Independent News & Media
      PLC                            60,473          181,739
    Independent Newspapers
      PLC                             9,122           27,530
    Kerry Group PLC                  18,113          429,506
                                              --------------
  TOTAL IRELAND                                    4,455,200
                                              --------------
  ISRAEL -- 0.1%
    Teva Pharmaceutical
      Industries Ltd. ADR            33,700        1,148,833
                                              --------------
  TOTAL ISRAEL                                     1,148,833
                                              --------------
  ITALY -- 4.2%
    AEM SPA +                       140,400          379,214
    Amplifon SPA                     27,800          219,267
    Assicurazioni Generali
      SPA                            20,316          759,973
    Azimut Holding SPA               20,400          232,815



                                       3
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--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                   SHARES         VALUE
                                  ---------   --------------
    Banca Intesa SPA                144,828   $      887,028
    Banca Italese SPA                 9,490          468,116
    Banca Monte dei Paschi
      di Siena SPA                  296,256        1,795,696
    Banca Popolare
      dell'Emilia Romagna
      Scrl                            7,833          177,099
    Banca Popolare di Milano
      Scrl                          115,189        1,523,467
    Banca Popolare di
      Sondrio Scrl                    7,885          130,982
    Banca Popolare Italiana*        125,598        1,516,999
    Banche Popolari Unite
      Scrl                           39,847        1,072,207
    Banco Popolare di Verona
      e Novara Scrl                  41,272        1,140,382
    Benetton Group SPA               81,128        1,396,009
    Beni Stabili SPA                 73,732           82,277
    Bulgari SPA                       9,436          120,132
    Buzzi Unicem SPA                 54,398        1,286,469
    Capitalia SPA                   235,632        1,951,125
     assa di Risparmio di
    C Firenze SPA                   253,419          771,238
    Credito Emiliano SPA             88,322        1,254,367
    Enel SPA                         16,212          147,913
    Eni SPA                          97,491        2,889,089
    Fiat SPA*                       135,548        2,160,559
    Finmeccanica SPA                279,254        6,235,862
    Fondiaria Sai SPA                14,375          630,516
    Geox SPA                         23,820          296,614
    Ifil SPA                        121,169          818,948
    IntesaBci SPA                    76,737          505,022
    Luxottica Group SPA              18,317          539,562
    Milano Assicurazioni             56,000          414,349
    Parmalat SPA*                    48,832          175,238
    Recordati Spa                    47,800          334,584
    Terna SPA                       130,500          379,779
    UniCredito Italiano SPA         228,936        1,900,034
    UniCredito Italiano SPA         116,620          962,702
                                              --------------
  TOTAL ITALY                                     35,555,633
                                              --------------
  JAPAN -- 16.8%
    Aeon Credit Service Co.,
      Ltd.                            3,853           92,146
    Aisin Seiki Co., Ltd.             3,901          113,934
    All Nippon Airways Co.
      Ltd.                           75,000          303,492
    Alps Electric Co., Ltd.         156,500        1,634,887
    Amada Co.                       200,000        2,008,042
    Aoyama Trading Co., Ltd.         30,700          979,801
    Asahi Breweries Ltd.             19,200          279,893
    Asahi Pretec Corp.               16,350          377,175
    Autobacs Seven Co., Ltd.          8,400          315,733
    Bosch Corp.                       6,000           31,949
    Brother Industries Ltd.          21,000          264,000
    Canon Sales Co., Inc.            17,800          426,447
    Canon, Inc.                     155,921        8,130,991
    Central Japan Railway Co.           104        1,109,333
    Chiyoda Integre Co., Ltd.         8,200          178,751
    CKD Corp.                        23,800          271,396
    Comsys Holdings Corp.            20,000          219,429
    Credit Saison Co., Ltd.           3,462          145,953
    Creed Corp.                          53          188,893
    Dai Nippon Printing Co.,
      Ltd.                          125,000        1,929,100
    Daikin Industries, Ltd.           8,600          254,815
    Dainippon Screen
      Manufacturing, Ltd.            36,000          327,314
    Dainippon Sumito Pharma
      Co.                            21,000          252,267
    Daiwa Securities Group,
      Inc.                          434,904        5,073,420

                                   SHARES         VALUE
                                  ---------   --------------
    Denso Corp.                       7,349   $      258,187
    Dentsu, Inc.                         67          182,070
    Diamond Lease Co.                 1,800           86,705
    East Japan Railway Co.,
      Ltd.                               51          356,622
    Eisai Co., Ltd.                   4,000          193,354
    Exedy Corp.                      19,600          530,963
    Fanuc, Ltd.                       2,300          179,522
    Fuji Film Holdings Corp.         10,100          368,516
    Fuji Heavy Industries Ltd        91,000          517,689
    Fuji Machine
      Manufacturing Co. Ltd.         11,300          216,673
    Fuji Television Network,
      Inc.                               54          122,057
    Fujikura, Ltd.                   24,000          262,705
    Fujitsu, Ltd.                    20,000          164,910
    GOLDCREST Co. Ltd.                5,600          303,881
    Gunze, Ltd.                     377,000        2,131,945
    Hankyu Department
      Stores, Inc.                  178,000        1,505,371
    HASEKO Corp.*                    85,500          294,590
    Hitachi Construction
      Machinery Co., Ltd.            29,000          648,127
    Hitachi
      High-Technologies Corp.        13,900          393,024
    Hitachi, Ltd.                    97,500          568,698
    Hokkaido Electric Power
      Co.                            12,900          312,876
    Honda Motor Co., Ltd.           171,770        5,772,926
    Hoya Corp.                        9,500          357,884
    Ibiden Co., Ltd.                  2,900          153,194
    ITOCHU Corp.                     15,000          116,190
    Izumi Co., Ltd.                  11,000          399,492
    JAFCO Co., Ltd.                   1,300           65,592
    Japan Aviation
      Electronics Industry,
      Ltd.                           20,000          283,090
    Japan Prime Realty
      Investment Corp.                   10           29,884
    Japan Real Estate
      Investment Corp.                   12          101,587
    Japan Retail Fund
      Investment Corp.                    5           36,825
    Japan Tobacco, Inc.                 189          734,400
    Joint Corp.                      15,000          513,016
    JSR Corp.                         3,831           84,323
    Kamigumi Co. Ltd.                30,000          233,905
    Kansai Paint Co. Ltd.            39,000          294,832
    Katokichi Co., Ltd.              33,900          276,940
    KDDI Corp.                          188        1,171,369
    Keihin Corp.                     11,500          294,011
    Kenedix, Inc.                       111          619,251
    Keyence Corp.                       640          147,369
    Koito Manufacturing Co.,
      Ltd.                           13,489          173,915
    Kokusai Securities Ltd.          11,000          137,820
    Komatsu Ltd.                    116,300        2,008,483
    Kubota Corp.                     11,286           92,677
    Kyocera Corp.                     2,400          205,409
    Kyowa Exeo Corp.                 35,000          365,630
    Kyushu Electric Power
      Co., Inc.                      11,600          273,981
    Leopalace21 Corp.                46,500        1,696,635
    Makita Corp.                     12,536          368,253
    Matsushita Electric
      Industrial Co., Ltd.           97,069        2,054,370
    Matsushita Electric
      Works, Ltd.                    10,000          105,651
    Mazda Motor Corp.               379,000        2,297,261



                                       4
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--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                   SHARES         VALUE
                                  ---------   --------------
    Mistui Mining & Smelting
      Co., Ltd.                      17,793   $       91,733
    Mitsubishi Chemical
      Holdings Corp.                101,500          635,852
    Mitsubishi Electric Corp.        46,000          387,471
    Mitsubishi Gas Chemical
      Co., Ltd.                      83,000          901,494
    Mitsubishi Heavy
      Industries, Ltd.              177,000          732,724
    Mitsubishi Tokyo
      Financial Group, Inc.             149        1,923,982
    Mitsui Fudosan Co., Ltd.         17,923          407,393
    Mizuho Financial Group,
      Inc.                              195        1,512,127
    Mori Seiki                       17,200          328,347
    NEC Corp.                       213,000        1,170,260
    Ngk Spark Plug Co., Ltd.         13,000          258,074
    Nhk Spring Co., Ltd.              8,921          103,238
    Nichirei Corp.                   50,000          263,704
    Nikon Corp.                      29,000          599,026
    Nintendo Co., Ltd.                  901          185,654
    Nippon Building Fund,
      Inc.                                7           71,111
    Nippon Electric Glass
      Co., Ltd.                      10,000          220,529
    Nippon Express Co., Ltd.        376,000        2,014,883
    Nippon Mining Holdings,
      Inc.                           60,000          424,127
    Nippon Oil Corp.                396,000        2,916,571
    Nippon Sheet Glass Co.          175,000          822,222
    Nippon Shokubai Co., Ltd.        36,000          435,809
    Nippon Steel Corp.            1,549,000        6,373,029
    Nippon Suisan Kaisha Ltd         17,000           93,545
    Nippon System
      Development Co., Ltd.          13,600          553,786
    Nippon Telegraph &
      Telephone Corp.                   959        4,708,741
    Nippon Yusen Kabushiki
      Kaisha                        201,000        1,223,441
    Nissan Chemical
      Industries, Ltd.                7,000           82,785
    Nissan Diesel Motor Co.,
      Ltd.                           21,000           82,844
    Nissan Motor Co., Ltd.            9,575          107,240
    Nisshin Seifun Group,
      Inc.                          122,000        1,272,415
    Nissin Kogyo Co., Ltd.           24,900          556,495
    Nitto Denko Corp.                 7,601          450,430
    Nok Corp.                         6,900          170,273
    Nomura Holdings, Inc.            13,270          233,664
    Nomura Real Estate
      Office Fund, Inc.                   5           40,085
    Nomura Research
      Institute, Ltd.                 5,100          708,063
    NSK Ltd.                         43,000          362,929
    NTN Corp.                        33,000          260,927
    NTT DoCoMo, Inc.                    357          550,044
    Ohbayashi Corp.                  63,000          443,733
    Olympus Corp.                     9,000          265,143
    ORIX Corp.                          910          251,526
    Pacific Management Corp.            137          324,741
    Pioneer Corp.                    66,700        1,174,485
    Resona Holdings, Inc.               921        2,760,076
    Ricoh Co., Ltd.                 220,000        4,376,720
    Ricoh Leasing Co., Ltd.           7,700          195,556
    Ryohin Keikaku Co., Ltd.          3,300          233,270
    Sapporo Hokuyo Holdings,
      Inc.                                8           87,365
    SBI Holdings Inc.                 2,778          993,613

                                   SHARES         VALUE
                                  ---------   --------------
    Sega Sammy Holdings, Inc.         7,200   $      231,619
    Seino Transportation Co.
      Ltd.                           35,000          411,556
    Seven And I Holdings
      Co., Ltd.                       5,032          161,876
    Sharp Corp.                      15,000          257,143
    Shimachu Co., Ltd.               23,100          678,578
    Shinko Electric
      Industries Co. Ltd.             5,100          142,044
    Shinsei Bank, Ltd.               15,000           91,429
    Sompo Japan Insurance,
      Inc.                          441,000        5,775,467
    Sony Corp.                      148,990        6,028,971
    Stanley Electric Co.,
      Ltd.                           10,499          216,868
    Sumisho Lease Co. Ltd.           12,500          704,762
    Sumitomo Bakelite Co.
      Ltd.                           26,000          196,334
    Sumitomo Chemical Co.,
      Ltd.                           72,000          537,600
    Sumitomo Corp.                    9,773          121,868
    Sumitomo Electric
      Industries, Ltd.                9,500          128,597
    Sumitomo Metal
      Industries, Ltd.               17,962           68,883
    Sumitomo Metal Mining
      Co., Ltd.                       2,000           26,210
    Sumitomo Mitsui
      Financial Group, Inc.             587        6,161,947
    Suzuken Co., Ltd.                 4,300          161,261
    Suzuki Motor Corp.               26,700          678,095
    Taisho Pharmaceutical
      Co., Ltd.                      26,000          498,540
    Taiyo Nippon Sanso Corp.         33,000          280,203
    Takeda Chemical
      Industries, Ltd.               40,300        2,514,379
    Takeuchi Manufacturing
      Co. Ltd.                        5,400          250,971
    Tamron Co., Ltd.                 18,200          322,015
    Tanabe Seiyaku Co., Ltd.        109,000        1,365,672
    Teijin, Ltd.                     16,000           86,146
    The Bank of Fukuoka, Ltd.        18,000          132,114
    The Bank of Kyoto, Ltd.           9,506           96,086
    The Bank of Yokohama,
      Ltd.                           26,996          212,540
    The Chiba Bank, Ltd.             82,000          730,971
    The Gunma Bank, Ltd.             16,000          118,248
    The Kansai Electric
      Power Co. Inc.                  3,400           78,434
    The Nishi-Nippon City
      Bank, Ltd.                     73,000          357,816
    The Shizuoka Bank, Ltd.          11,229          122,057
    The Sumitomo Trust and
      Banking Co., Ltd.             108,756        1,137,968
    The Suruga Bank, Ltd.            24,000          299,886
    Toho Pharmaceutical Co.,
      Ltd.                           15,200          271,509
    Tokyo Broadcasting
      System Inc.                    12,100          282,205
    Tokyo Electric Power
      Co., Inc.                      23,400          673,524
    Tokyo Electron, Ltd.             45,500        3,362,667
    Tokyo Ohka Kogyo Co. Ltd.         2,600           69,113
    Toppan Printing Co., Ltd.        35,000          388,148
    Toray Industries, Inc.           14,000          105,363
    Toshiba Machine Co., Ltd.        42,000          333,156
    Tostem Inax Holding Corp.         4,685           97,964
    Towa Real Estate*                 6,000           33,879
    Toyota Boshoku Corp.              6,700          124,216
    Toyota Motor Corp.               25,112        1,364,817
    Tsumura & Co.                    14,000          323,556
    Ulvac, Inc.                       8,500          298,624



                                       5
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--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                   SHARES         VALUE
                                  ---------   --------------
    Uni-Charm Corp.                   2,200   $      122,176
    UNY Co. Ltd.                     13,000          172,343
    Urban Corp.                      20,200          252,746
    USS Co.,  Ltd.                    9,050          581,498
    Yamada Denki Co., Ltd.            2,700          270,629
    Yamaha Motor Co., Ltd.            9,401          249,102
    Yamato Kogyo Co., Ltd             4,700          101,261
    Yamato Transport Co.,
      Ltd.                            2,560           37,037
    Yaskawa Electric Corp.           20,000          196,402
    Yokogawa Electric                 4,801           63,079
                                              --------------
  TOTAL JAPAN                                    142,477,274
                                              --------------
  LUXEMBOURG -- 0.1%
    Millicom International
      Cellular SA*                   17,621          721,051
                                              --------------
  TOTAL LUXEMBOURG                                   721,051
                                              --------------
  MALAYSIA -- 0.0%
    British American Tobacco
      BHD                             2,200           25,502
    Digi.com Berhad                  12,200           41,350
    Sime Darby Berhad                25,600           41,649
                                              --------------
  TOTAL MALAYSIA                                     108,501
                                              --------------
  MEXICO -- 0.3%
    Cemex S.A. de C.V.*               8,786          264,283
    Consorcio ARA SA de CV           13,107           64,367
    Fomento Economico
      Mexicano SA de CV, ADR          7,639          740,525
    Grupo Financiero Banorte
      SA de CV                      201,084          629,370
    Grupo Televisa SA, ADR           36,903          784,558
    Urbi, Desarrollos
      Urbanos SA de CV*              49,998          140,753
                                              --------------
  TOTAL MEXICO                                     2,623,856
                                              --------------
  NETHERLANDS -- 6.0%
    Aalberts Industries NV            6,500          481,765
    Aegon NV                        119,613        2,243,284
    ASML Holding NV*                  1,443           33,742
    Euronext NV                      10,857        1,055,261
    Fortis Group                      1,613           65,452
    Fugro NV                         12,600          530,932
    Heineken NV                      81,850        3,743,713
    ING Groep NV                    167,916        7,386,422
    KKR Private Equity
      Investors LP*                  93,751        1,992,209
    Koninklijke  KPN NV             415,790        5,304,076
    Koninklijke  Philips
      Electronics NV                 52,799        1,852,561
    Koninklijke Ahold NV*            47,963          509,669
    Koninklijke BAM Groep NV         24,500          433,078
    Koninklijke DSM NV                9,100          399,144
    Rodamco Europe NV                 4,259          496,049
    Royal Dutch Shell PLC           403,250       13,279,571
    Royal Numico NV*                 16,410          738,711
    SBM Offshore NV                  17,400          472,834
    TNT NV                           86,279        3,272,346
    Unilever NV                     223,198        5,490,726
    Univar NV                         8,100          339,464
    USG People NV                     6,600          461,559
    Vedior NV                        28,637          536,347
    Wereldhave NV                       281           30,679
                                              --------------
  TOTAL NETHERLANDS                               51,149,594
                                              --------------

                                   SHARES         VALUE
  NEW ZEALAND -- 0.2%
    Auckland International
      Airport, Ltd.                 131,432   $      174,172
    Fletcher Building, Ltd.          52,130          291,982
    Telecom Corp. of New
      Zealand Ltd.                  163,110          463,181
    The Warehouse Group, Ltd.       160,841          675,132
                                              --------------
  TOTAL NEW ZEALAND                                1,604,467
                                              --------------
  NORWAY -- 0.8%
    Aker Kvaerner ASA                 1,040           92,422
    Aker Yards ASA                    4,900          375,387
    Cermaq ASA                       21,800          233,812
    DNB NOR ASA                      45,970          562,774
    Norsk Hydro ASA                  99,482        2,221,601
    Orkla ASA                        11,175          531,646
    Pan Fish ASA*                   768,986          605,612
    Statoil ASA                      26,299          621,552
    Tandberg Telelvision ASA*        27,700          225,365
    Telenor ASA                      43,408          565,995
    TGS Nopec Geophysical
      Co.*                           36,800          582,171
                                              --------------
  TOTAL NORWAY                                     6,618,337
                                              --------------
  PHILIPPINES -- 0.1%
    Ayala Corp. Class A              30,783          291,331
    Philippine Long Distance
      Telephone Co., ADR              5,859          255,218
                                              --------------
  TOTAL PHILIPPINES                                  546,549
                                              --------------
  POLAND -- 1.5%
    Agora SA                         10,142           96,023
    Bank Pekao SA                    60,207        3,750,861
    Bank
      Przemyslowo-Handlowy
      PBK SA                          6,026        1,552,850
    Bank Zachodni WBK SA             21,495        1,321,280
    Budimex SA*                      11,491          278,868
    CCC SA                           11,771          172,901
    Cersanit-Krasnystaw SA*          62,860          622,247
    KGHM Polaksa Miedz SA            10,780          346,637
    Powszechna Kasa
      Oszczednosci Bank
      Polski SA                     326,718        3,809,006
    Telekomunikacja Polska SA       105,515          670,493
                                              --------------
  TOTAL POLAND                                    12,621,166
                                              --------------
  PORTUGAL -- 0.2%
    Banco BPI SA                     31,800          237,106
    Energias De Portugal SA          47,928          207,852
    Jeronimo Martins, SGPS SA         5,635          100,608
    Portugal Telecom, SGPS SA        23,476          293,223
    Sonae, SGPS SA                  420,713          730,877
                                              --------------
  TOTAL PORTUGAL                                   1,569,666
                                              --------------
  ROMANIA -- 0.1%
    Impact SA*                      774,220          138,764
    SIF 1 Banat-Crisana Arad         60,000           53,554
    SIF 2 Moldova Bacau              65,000           56,386
    SIF 3 Transilvania Brasov        49,000           41,804
    SIF 4 Muntenia Bucuresti         90,500           52,554
    SIF 5 Oltenia Craiova            57,500           59,773
    SNP Petrom SA                   177,034           35,538
    Socep Constanta                 652,000           43,238
                                              --------------
  TOTAL ROMANIA                                      481,611
                                              --------------
  RUSSIA -- 1.4%
    Gazprom                          23,833          255,013

WILMINGTON FUNDS-- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                   SHARES         VALUE
                                  ---------   --------------
    Gazprom, ADR                     57,317   $    2,507,619
    LUKOIL, ADR                      21,134        1,610,411
    Mining and Metallurgical
      Co., Norilsk Nickel,
      ADR                            10,318        1,304,195
    NovaTek OAO                     173,000          847,700
    OAO Rosneft Oil Company
      GDR*                          171,467        1,370,021
    OAO Rosneft-PurneftegaZ           1,485           63,112
    OJSC TNK-BP Holding              84,102          203,527
    Polyus Gold ADR*                 21,103          926,422
    RAO Unified Energy
      System (UES)                   14,342        1,046,966
    Sberbank RF                         793        1,728,740
                                              --------------
  TOTAL RUSSIA                                    11,863,726
                                              --------------
  SINGAPORE -- 0.4%
    Capitaland, Ltd.                 79,000          251,188
    Celestial NutriFoods
      Ltd.*                          40,000           38,785
    Creative Technology Ltd.         22,050          144,385
    Cycle & Carriage, Ltd.           19,123          144,484
    DBS Group Holdings, Ltd.          6,000           72,533
    Keppel Corp. Ltd.                19,000          177,050
    SembCorp Industries, Ltd.        49,100          103,873
    Singapore Airlines, Ltd.         42,000          386,085
    Singapore Petroleum Co.,
      Ltd.                           91,000          269,290
    Singapore
      Telecommunications Ltd.       155,740          239,261
    St Assembly Test
      Services, Ltd.*               473,000          290,367
    Suntec Real Estate
      Investment Trust              106,000           98,775
    United Overseas Bank,
      Ltd.                          128,000        1,313,647
    United Overseas Land,
      Ltd.                           15,000           33,055
    Want Want Holdings, ltd.         91,000          141,050
    Wing Tai Holdings, Ltd.          49,000           58,310
                                              --------------
  TOTAL SINGAPORE                                  3,762,138
                                              --------------
  SOUTH KOREA -- 0.2%
    Hyundai Motor Co. Ltd.            2,913          249,356
    Samsung Electronics Co.,
      Ltd.                            1,730        1,213,971
                                              --------------
  TOTAL SOUTH KOREA                                1,463,327
                                              --------------
  SPAIN -- 3.3%
    Acciona SA                          496           75,475
    ACS, Actividades de
      Construccion y
      Servicios, SA                  13,700          649,725
    Banco Bilbao Vizcaya
      Argentaria SA                 172,791        3,998,727
    Banco de Sabadell SA             13,800          495,926
    Banco Pastor SA                  34,100          522,347
    Banco Santander Central
      Hispano SA                    180,295        2,850,939
    Corporacion Mapfre SA            31,928          667,216
    Enagas                           16,900          409,529
    Endesa SA                       302,119       12,853,112
    Fadesa Inmobiliaria SA           10,500          466,676
    Fomento de
      Construcciones y
      Contratas SA                    6,901          551,303
    Grupo Empresarial Ence SA         7,134          355,610
    Iberia Lineas Aereas de
      Espana SA                     147,452          396,391
    Industria de Diseno
      Textil SA                      13,459          627,373
    Inmobiliaria Urbis SA            14,400          472,203
    Repsol YPF SA                    77,298        2,300,483

                                   SHARES         VALUE
    Sol Melia, SA                    17,000   $      305,030
                                              --------------
  TOTAL SPAIN                                     27,998,065
                                              --------------
  SWEDEN -- 2.5%
    Autoliv, Inc.                     2,578          142,652
    Electrolux AB - Class B         171,700        2,788,193
    Elekta AB - Class B              15,500          291,888
    Ericsson LM - Class B            80,214          278,029
    ForeningsSparbanken AB           66,774        1,981,857
    Getinge AB - Class B             39,333          719,229
    Hennes & Mauritz AB  -
      Class B                         5,354          223,931
    JM AB                             4,696           82,505
    Lindex AB                         7,600          114,599
    Modern Times - Class B*          20,124        1,040,781
    Nobia AB                         15,400          514,864
    Nordea AB                       277,685        3,637,720
    Oriflame Cosmetics SA SDR         7,200          238,751
    Outokumpu Oyj                     9,400          239,944
    Securitas AB - Class B            5,680           71,309
    Securitas Systems AB
      Series B*                       5,680           21,315
    Securities Direct AB
      Series B*                       5,680           14,262
    Skandinaviska Enskilda
      Banken AB                     108,513        2,917,116
    Skanska AB - Class B             50,528          854,987
    SSAB Svenskt Stal AB              6,800          126,662
    Swedish Match AB                 21,000          341,730
    TeliaSonera AB                  623,949        4,001,774
    Wihlborg Syd AB                  20,000          360,255
    WM-data AB                       99,000          344,493
                                              --------------
  TOTAL SWEDEN                                    21,348,846
                                              --------------
  SWITZERLAND -- 6.3%
    Actelion Ltd. AG*                 3,500          502,139
    Adecco SA                        18,167        1,096,166
    Bank Sarasin & Cie AG                95          280,339
    Banque Cantonale Vaudoise           900          361,670
    Barry Callebaut AG*               1,370          652,981
    BKW FMB Energie AG                1,100          107,321
    Compagnie Financiere
      Richemont AG                   40,634        1,956,229
    Converium Holding AG              4,386           53,315
    Credit Suisse Group              43,696        2,528,214
    Galenica Holding AG               1,100          285,677
    Geberit AG                          538          655,694
    Georg Fischer AG*                   868          406,772
    Givaudan SA                         725          580,371
    Holcim, Ltd. - Class B           37,534        3,067,676
    Kuoni Reisen Holding AG*            826          424,742
    Nestle SA                         9,984        3,481,166
    Novartis AG                      42,333        2,471,358
    Phonak Holding AG                 5,600          354,241
    Rieter Holdings AG                1,100          473,709
    Roche Holding AG -
      Genusschein                    61,514       10,635,633
    Serono SA - Class B               3,010        2,599,704
    SGS Societe Generale de
      Surveillance Holding SA           410          412,803
    Sika AG*                            487          613,399
    STMicroelectronics NV            46,087          798,886
    Sulzer AG*                          561          447,068
    Swatch Group AG                   8,986        1,736,189
    Swiss Life Holding                3,581          837,652

WILMINGTON FUNDS-- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                   SHARES         VALUE
                                  ---------   --------------
    Syngenta AG*                      4,398   $      663,331
    Valora Holding AG                 1,200          279,259
    Zurich Financial
      Services AG                    61,157       15,026,981
                                              --------------
  TOTAL SWITZERLAND                               53,790,685
                                              --------------
  THAILAND -- 0.1%
    Bangkok Bank Public Co.
      Ltd.                           54,900          156,377
    Bangkok Bank Public Co.,
      Ltd.                           10,721           31,394
    Bangkok Bank Public Co.,
      Ltd.                           15,296           43,569
    Krung Thai Bank Public
      Co., Ltd.                     731,956          222,130
    PTT Exploration and
      Production Public Co.
      Ltd.                           75,800          213,891
    Rayong Refinery PCL*             53,000           26,948
    Thai Beverage Public
      Company Ltd                   730,000          135,589
    Thai Oil Public Co. Ltd.        209,300          334,300
                                              --------------
  TOTAL THAILAND                                   1,164,198
                                              --------------
  TURKEY -- 0.4%
    Akbank TAS                       13,216           67,627
    Anadolu Efes Biracilik
      ve Malt Sanayii AS, ADR             1                5
    Dogan Sirketler Grubu
      Holding AS                    323,665        1,250,208
    Haci Omer Sabinci
      Holding AS                    110,648          390,868
    Koc Holding AS*                   8,625           27,678
    Turkcell Iletisim
      Hizmetleri AS                  31,994          162,663
    Turkiye Garanti Bankasi
      AS                            242,687          717,885
    Turkiye Is Bankasi               61,577          327,299
                                              --------------
  TOTAL TURKEY                                     2,944,233
                                              --------------
  UKRAINE -- 0.0%
    UKRNAFTA ADR*                        87           31,662
    UkrTelecom                       10,468           91,989
                                              --------------
  TOTAL UKRAINE                                      123,651
                                              --------------
  UNITED KINGDOM -- 15.8%
    3I GROUP                        227,223        3,979,987
    Admiral Group PLC                23,900          370,969
    Aegis Group PLC                  82,989          207,826
    Amlin PLC                        47,000          243,760
    Amvescap PLC                     71,005          771,085
    Anglo American PLC               86,284        3,607,485
    Antofagasta Holdings            397,735        3,410,710
    Ashtead Group PLC                21,238           57,063
    AstraZeneca PLC                 189,306       11,831,403
    Atkins (WS) PLC                  15,000          245,464
    Aviva PLC                         8,150          119,483
    BAE Systems PLC                  39,009          288,684
    Balfour Beatty plc               23,095          178,048
    Barclays PLC                    144,489        1,823,393
    Barratt Developments PLC         14,600          291,404
    BG Group PLC                     27,187          330,363
    BHP Billiton PLC                 62,670        1,081,873
    Bodycote International
      PLC                            54,200          241,017
    Boots Group PLC                 202,901        2,944,228
    BP PLC                           29,421          320,602
    BP PLC ADR                       43,082        2,825,318
    British Airways PLC*            655,609        5,241,533
    British Energy Group PLC*        63,430          689,418
    BT Group PLC                  1,035,104        5,194,029
    Burberry Group PLC               44,134          426,391

                                   SHARES         VALUE
                                  ---------   --------------
    Burren Energy PLC                20,000   $      315,115
    Carphone Warehouse PLC           53,200          306,048
    Catlin Group, Ltd.               18,008          161,168
    Cattles PLC                      52,600          373,998
    Centrica PLC                    122,409          745,446
    Charter PLC*                     34,400          549,406
    Chemring Group PLC               13,600          381,958
    Close Brothers Group PLC         27,500          525,450
    Compass Group PLC               192,991          969,309
    Cookson Group PLC                65,574          696,760
    Corus Group PLC                 109,900          798,390
    Crest Nicholson PLC              32,400          328,798
    Croda International PLC          45,800          437,771
    CSR PLC*                         21,900          345,666
    Diageo PLC                      156,574        2,765,968
    Drax Group PLC                   55,021          858,657
    DSG International PLC           392,276        1,608,501
    Enterprise Inns PLC              23,300          460,250
    First Choice Holidays PLC       301,676        1,126,858
    FirstGroup PLC                   13,706          125,938
    George Wimpey PLC                92,760          899,655
    GKN PLC                          10,262           55,192
    GlaxoSmithKline PLC             101,424        2,700,386
    Greene King PLC                  31,200          527,507
    HBOS PLC                         93,927        1,858,878
    HSBC Holdings PLC                 5,677          103,582
    IG Group Holdings PLC            57,900          280,778
    IMI PLC                          75,425          715,640
    Imperial Tobacco Group
      PLC                            30,754        1,024,961
    Inchcape PLC                    266,857        2,616,906
    Informa PLC                      45,200          418,707
    International Power PLC         200,439        1,174,660
    Kazakhmys PLC                    70,842        1,522,714
    Kier Group PLC                    9,700          333,449
    Ladbrokes PLC                    31,424          228,874
    Marks & Spencer Group PLC       183,111        2,202,790
    Michael Page
      International PLC              69,700          502,108
    Mitchells & Butlers PLC          44,287          488,816
    Morgan Sindall PLC               19,700          426,761
    National Express Group
      PLC                             4,230           74,369
    Next Group PLC                   95,779        3,400,120
    Persimmon PLC                    76,924        1,927,097
    Peter Hambro Mining PLC*         18,112          408,299
    Prudential PLC                   45,902          570,241
    Reckitt Benckiser PLC            45,348        1,879,842
    Regus Group*                    129,000          256,628
    Renshares Utilities,
      Ltd.*                          69,061          137,431
    Rentokil Initial Plc             41,381          113,507
    Restaurant Group PLC             84,900          381,509
    Rio Tinto PLC                     4,603          217,787
    Rolls-Royce Group PLC*          345,789        2,932,884
    Royal & Sun Alliance
      Insurance Group PLC         2,176,967        6,073,285
    Royal Bank of Scotland
      Group PLC                     246,185        8,476,740
    Royal Dutch Shell PLC            57,208        3,911,883
    Royal Dutch Shell PLC -
      Class B                        71,040        2,411,495
    SABMiller PLC                    12,522          233,986
    Scottish & Newcastle PLC         25,895          276,361
    SIG PLC                          19,900          365,517
    Smith & Nephew PLC              206,194        1,896,549
    Smith News Plc*                  31,900           71,823

WILMINGTON FUNDS-- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                   SHARES         VALUE
                                  ---------   --------------
    Smiths Group PLC                 11,187   $      187,780
    Speedy Hire PLC                  23,600          414,698
    Stagecoach Group PLC             53,890          128,144
    Tate & Lyle PLC                  17,300          233,057
    Tesco PLC                       401,632        2,707,175
    The Davis Service Group
      PLC                             3,671           33,027
    Trinity Mirror PLC              185,571        1,653,875
    Tullow Oil PLC                   58,900          415,759
    Unilever PLC                    225,767        5,567,135
    United Business Media PLC        27,100          336,156
    Vedanta Resources PLC            20,300          442,040
    Victrex PLC                      19,800          293,428
    Viridian Group PLC               15,200          304,803
    Vodafone Group PLC            1,103,962        2,526,903
    WH Smith Plc*                    31,900          214,871
    William Hill PLC                 43,292          521,605
    Wolfson Microelectronics
      PLC*                           43,700          383,742
    Wolseley PLC                     10,144          213,862
    Wolverhampton & Dudley
      Breweries                      12,200          328,933
    WPP Group PLC                   234,528        2,906,955
                                              --------------
  TOTAL UNITED KINGDOM                           134,516,656
                                              --------------
  VENEZUELA -- 0.0%
    Compania Anonima
      Nacional Telefonos de
      Venezuela, ADR                 10,938          207,822
                                              --------------
  TOTAL VENEZUELA                                    207,822
                                              --------------
  TOTAL COMMON STOCK
    (Cost $695,395,391)                          789,324,772
                                              --------------
EXCHANGE TRADED FUNDS -- 5.3%
    iShares MSCI Emerging
      Markets Index Fund            445,940       43,153,614
    iShares MSCI South Korea
      Index Fund                     39,500        1,855,315
                                              --------------
  TOTAL EXCHANGE TRADED FUNDS
    (Cost $46,419,622)                            45,008,929
                                              --------------
PREFERRED STOCK -- 0.3%
  GERMANY -- 0.3%
    Fresenius AG                       3,400         606,741
    Porsche AG                           686         710,557
    ProSiebenSat.1 Media AG           40,564       1,123,906
                                              --------------
  TOTAL GERMANY                                    2,441,204
                                              --------------
  TOTAL PREFERRED STOCK
    (Cost $1,984,878)                              2,441,204
                                              --------------
WARRANTS -- 0.1%
    Citigroup Global Markets
      Holdings Warrants*             65,105          768,174
                                              --------------
SHORT-TERM INVESTMENTS -- 1.4%
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series         6,026,401       6,026,401
    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series         6,026,400       6,026,400
                                              --------------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $12,052,801)                            12,052,801
                                              --------------

                                                   VALUE
                                              --------------
TOTAL INVESTMENTS -- 100.0%
    (Cost $756,523,587)(1)                    $  849,595,880
                                              ==============

----------
*   Non-income producing security.
(1) The cost for Federal income tax purposes is $757,897,475. At September 30, 2006 net unrealized appreciation was $91,698,405. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $102,104,389, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $10,405,984.

WILMINGTON FUNDS-- MULTI-MANAGER FUNDS / Multi-Manager Real Asset Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                      SHARES       VALUE
                                      ------  --------------
COMMON STOCK -- 1.9%
  DIVERSIFIED/OTHER -- 0.1%
    Deltic Timber Corp.                6,200  $      295,492
                                              --------------
  TOTAL DIVERSIFIED/OTHER                            295,492
                                             ________________
  FINANCIALS -- 0.0%
    Digital Realty Trust, Inc.         4,300         134,676
                                              --------------
  TOTAL FINANCIALS                                   134,676
                                              --------------
  INDUSTRIAL/OFFICE -- 0.7%
    Brookfield Properties
      Corp.                           35,400       1,250,328
    Florida East Coast
      Industries, Inc.                23,400       1,335,672
                                              --------------
  TOTAL INDUSTRIAL/OFFICE                          2,586,000
                                              --------------
  LODGING/RESORTS -- 0.8% aylord Entertainment Co.
    G - Class A*                      15,000         657,750
    Hilton Hotels Corp.               75,600       2,105,460
    Starwood Hotels & Resorts
      Worldwide, Inc.                  9,500         543,305
                                              --------------
  TOTAL LODGING/RESORTS                            3,306,515
                                              --------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT-- 0.3%
    Trammell Crow Co.*                32,600       1,190,226
                                              --------------
  TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT       1,190,226
                                              --------------
  TOTAL COMMON STOCK
    (Cost $5,952,559)                              7,512,909
                                              --------------
REAL ESTATE INVESTMENT TRUSTS -- 15.3%
  DIVERSIFIED/OTHER -- 1.4%
    Cousins Properties, Inc.          14,300         489,203
    iStar Financial, Inc.             32,339       1,348,536
    Plum Creek Timber Co.,
      Inc.                            13,500         459,540
    Sizeler Property
      Investors, Inc.                 59,400         892,782
    Spirit Finance Corp.              19,000         220,590
    Vornado Realty Trust              13,000       1,417,000
    Washington Real Estate
      Investment Trust                15,000         597,000
                                              --------------
  TOTAL DIVERSIFIED/OTHER                          5,424,651
                                              --------------
  HEALTH CARE-- 0.3%
    Healthcare Realty Trust,
      Inc.                            13,000         499,330
    Nationwide Health
      Properties, Inc.                20,000         534,800
    Omega Healthcare
      Investors, Inc.                 21,000         315,210
                                              --------------
  TOTAL HEALTH CARE                                1,349,340
                                              --------------
  INDUSTRIAL/OFFICE -- 4.7%
    Allied Properties Real
      Estate Investment Trust         46,200         791,526
    AMB Property Corp.                13,000         716,430
    BioMed Realty Trust, Inc.          9,500         288,230
    Boston Properties, Inc.           22,000       2,273,480
    Brandywine Realty Trust           23,100         751,905
    Corporate Office
      Properties Trust                 9,000         402,840
    Duke Realty Corp.                 36,800       1,374,480
    Equity Office Properties
      Trust                           37,500       1,491,000
    First Potomac Realty Trust         7,800         235,716
    Government Properties
      Trust, Inc.                     68,100         614,262
    Highwoods Properties, Inc.        18,000         669,780
    Kilroy Realty Corp.                9,000         678,060

                                      SHARES       VALUE
                                      ------  --------------
    Liberty Property Trust            55,800  $    2,666,682
    Mack-Cali Realty Corp.            26,200       1,357,160
    Mission West Properties,
     Inc.                            105,400       1,202,614
    ProLogis                          37,000       2,111,220
    PS Business Parks, Inc.            6,700         404,010
    Trizec Properties, Inc.           18,500         534,835
                                              --------------
  TOTAL INDUSTRIAL/OFFICE                         18,564,230
                                              --------------
  LODGING/RESORTS -- 0.9%
    Ashford Hospitality Trust         10,300         122,879
    Equity Lifestyle
      Properties Inc.                 25,600       1,170,176
    Highland Hospitality Corp.        32,200         461,426
    Hospitality Properties
      Trust                            3,500         165,200
    Host Marriott Corp.               63,000       1,444,590
    Strategic Hotel Capital,
      Inc.                             4,000          79,520
                                              --------------
  TOTAL LODGING/RESORTS                            3,443,791
                                              --------------
  MORTGAGE -- 0.0%
    Annaly Mortgage
      Management, Inc.                 7,200          94,608
                                              --------------
  TOTAL MORTGAGE                                      94,608
                                              --------------
  RESIDENTIAL -- 3.2%
    American Campus
      Communities, Inc.               26,400         673,464
    Apartment Investment &
      Management Co. - Class A        25,700       1,398,337
    Archstone-Smith Trust             27,500       1,497,100
    Avalon Bay Communities,
      Inc.                            14,900       1,793,960
    Boardwalk Real Estate
      Investment Trust                29,300         844,069
    BRE Properties, Inc. -
      Class A                         12,500         746,625
    Camden Property Trust             13,000         988,130
    Equity Residential                38,000       1,922,040
    Home Properties, Inc.              4,800         274,368
    Post Properties, Inc.             21,500       1,021,680
    Sun Communities, Inc.             28,100         898,076
    United Dominion Realty
      Trust, Inc.                     16,500         498,300
                                              --------------
  TOTAL RESIDENTIAL                               12,556,149
                                              --------------
  RETAIL -- 4.3%
    Acadia Realty Trust               22,900         583,950
    Developers Diversified
      Realty Corp.                    25,300       1,410,728
    Federal Realty Investment
      Trust                           13,000         965,900
    General Growth
      Properties, Inc.                22,000       1,048,300
    Kimco Realty Corp.                17,500         750,225
    Kite Realty Group Trust           71,200       1,213,248
    Pan Pacific Retail
      Properties, Inc.                 9,900         687,258
    Pennsylvania Real Estate
      Investment Trust                28,600       1,217,502
    Ramco-Gershenson
      Properties Trust                39,300       1,255,635
    Realty Income Corp.                7,500         185,325
    Regency Centers Corp.             14,500         997,020
    Simon Property Group, Inc.        33,500       3,035,770
    Tanger Factory Outlet
      Centers, Inc.                   17,700         630,474
    Taubman Centers, Inc.             29,200       1,297,064
    The Macerich Co.                   9,000         687,240
    Urstadt Biddle Properties
      - Class A                       47,800         868,526
                                              --------------
  TOTAL RETAIL                                    16,834,165
                                              --------------

WILMINGTON FUNDS-- MULTI-MANAGER FUNDS / Multi-Manager Real Asset Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                      SHARES       VALUE
                                      ------  --------------
  SELF STORAGE -- 0.5%
    Extra Space Storage, Inc.         19,100  $      330,621
    Public Storage, Inc.              19,000       1,633,810
    U-Store-It Trust                   5,000         107,300
                                              --------------
  TOTAL SELF STORAGE                               2,071,731
                                              --------------
  TOTAL REAL ESTATE INVESTMENT TRUSTS
    (Cost $45,856,563)                            60,338,665
                                              --------------
PREFERRED STOCK -- 2.5%
  DIVERSIFIED/OTHER-- 0.5%
    Colonial Property Trust -
      Series D, 8.125%                10,600         275,494
    Crescent Real Estate
      Equity Co. - Series A,
      6.750%                          11,100         243,312
    iStar Financial, Inc. -
      Series D, 8.000%                18,300         468,114
    iStar Financial, Inc. -
      Series G, 7.650%                 3,500          88,462
    Trustreet Properties,
      Inc. - Series A, 7.720%         23,000         494,270
    Vornado Realty Trust -
      Series H, 6.750%*               19,900         492,724
                                              --------------
  TOTAL DIVERSIFIED/OTHER                          2,062,376
                                              --------------
  HEALTH CARE -- 0.2%
    Health Care Property
      Investors, Inc. -
      Series F, 7.100%*               19,700         498,410
    Health Care REIT - Series
      F, 7625%                         9,200         236,532
                                              --------------
  TOTAL HEALTH CARE                                  734,942
                                              --------------
  INDUSTRIAL/OFFICE-- 0.6%
    Alexandria Real Estate -
      Series C, 8.375%                 6,900         180,780
    AMB Property Corp. -
      Series O, 7.000%                 9,900         251,856
    Brandywine Realty Trust -
      Series C, 7.500%                10,300         259,045
    Cousins Properties, Inc.
      - Series A, 7.750%               7,900         203,425
    Kilroy Realty Corp. -
      Series E, 7.800%                 3,500          91,525
    Kilroy Realty Corp. -
      Series F, 7.500%                 8,700         220,632
    Maguire Properties, Inc.
      - Series A, 7.625%              20,700         510,462
    PS Business Parks, Inc. -
      Series H, 7.000%*                9,200         230,000
    PS Business Parks, Inc. -
      Series O, 7.375%*                5,600         142,240
    SL Green Realty Corp. -
      Series C, 7.625%                11,200         283,472
                                              --------------
  TOTAL INDUSTRIAL/OFFICE                          2,373,437
                                              --------------
  LODGING/RESORTS -- 0.2%
    Highland Hospitality
      Corp. - Series A, 7.875%        15,000         373,500
    Lasalle Hotel Properties           4,700         117,195
    Winston Hotels, Inc. -
      Series B, 8.000%                 8,921         224,006
                                              --------------
  TOTAL LODGING/RESORTS                              714,701
                                              --------------

                                     PRICIPAL
                                     AMOUNT/
                                      SHARES       VALUE
                                     -------- --------------
  MORTGAGE -- 0.2%
    Annaly Mortgage
      Management - Series A,
      7.875%                          19,900  $      493,719
    MFA Mortgage Investment,
      Inc. - Series A, 8.500%         11,200         275,856
                                              --------------
  TOTAL MORTGAGE                                     769,575
                                              --------------
  RESIDENTIAL-- 0.3%
    Apartment Investment &
      Management Co. - Series
      U, 7.750%                       17,900         454,123
    BRE Properties, Inc. -
      Series C, 6.750%                22,600         557,768
                                              --------------
  TOTAL RESIDENTIAL                                1,011,891
                                              --------------
  RETAIL -- 0.4%
    Pennsylvania Real Estate
      Investment Trust -
      Series A, 11.000%                6,200         342,240
    Regency Centers Corp. -
      Series E, 6.700%                15,400         381,920
    Saul Centers, Inc. -
      Series A, 8.000%                11,600         297,134
    Tanger Factory Outlet
      Centers, Inc. - Series
      C, 7.500%                       12,300         313,650
    Taubman Centers, Inc. -
      Series G, 8.000%*                8,800         234,344
                                              --------------
  TOTAL RETAIL                                     1,569,288
                                              --------------
  SELF STORAGE-- 0.1%
    Public Storage, Inc. -
      Series A, 10.000%               21,700         592,844
                                              --------------
  TOTAL SELF STORAGE                                 592,844
                                              --------------
  TOTAL PREFERRED STOCK
    (Cost $9,773,468)                              9,829,054
                                              --------------
EXCHANGE TRADED NOTES -- 15.1%
    iPATH Dow Jones-AIG
      Commodity Index Total
      Return ETN*                  1,107,442      51,396,383
    iPATH GSCI Total Return
      Index ETN*                     196,650       8,361,558
                                              --------------
  TOTAL EXCHANGE TRADED NOTES
    (Cost $64,262,013)                            59,757,941
                                              --------------
EXCHANGE TRADED FUNDS -- 11.1%
    iShares Cohen & Steers
      Realty Majors Index Fund       248,807      22,840,483
    iShares Lehman U.S.
      Treasury Inflation
      Protected Securities
      Index Fund                     172,033      17,401,138
    StreetTRACKS Dow Jones
      Wilshire REIT Index Fund        45,100       3,704,965
                                              --------------
  TOTAL EXCHANGE TRADED FUNDS
    (Cost $37,041,033)                            43,946,586
                                              --------------
INVESTMENT COMPANIES -- 5.0%
    PIMCO Commodity
      RealReturn Strategy
      Fund - Institutional
      Shares
      (Cost $20,170,478)           1,413,825      19,708,718
                                              --------------

WILMINGTON FUNDS-- MULTI-MANAGER FUNDS / Multi-Manager Real Asset Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                     PRICIPAL
                                     AMOUNT/
                                      SHARES       VALUE
                                     -------- --------------
U.S. TREASURY OBLIGATIONS-- 45.3%
      U.S. Treasury Inflation
      Indexed Notes, 0.88%,
      04/15/10                $   19,013,000  $   19,349,943
      U.S. Treasury Inflation
      Indexed Notes, 3.50%,
      01/15/11                    19,010,000      23,276,733
      U.S. Treasury Inflation
      Indexed Notes, 3.00%,
      07/15/12                    13,729,000      16,118,790
      U.S. Treasury Inflation
      Indexed Notes, 1.88%,
      07/15/13                    23,010,000      24,829,877
      U.S. Treasury Inflation
      Indexed Notes, 2.00%,
      01/15/14                    13,292,000      14,356,639
      U.S. Treasury Inflation
      Indexed Notes, 2.00%,
      07/15/14                    13,575,000      14,360,675
      U.S. Treasury Inflation
      Indexed Notes, 1.63%,
      01/15/15                    20,320,000      20,594,560
      U.S. Treasury Inflation
      Indexed Notes, 2.38%,
      01/15/25                     8,174,000       8,964,847
      U.S. Treasury Inflation
      Indexed Notes, 2.00%,
      01/15/26                     5,478,000       5,385,610
      U.S. Treasury Inflation
      Indexed Notes, 3.63%,
      04/15/28                     9,845,000      15,347,491
      U.S. Treasury Inflation
      Indexed Notes, 3.88%,
      04/15/29                    10,103,000      16,156,372
                                              --------------
  TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $174,475,593)                          178,741,537
                                              --------------
SHORT-TERM INVESTMENTS -- 3.8%
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series         6,366,627       6,366,627
    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series         6,366,629       6,366,629
    PNC Money Market               2,451,493       2,451,493
                                              --------------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $15,184,749)                            15,184,749
                                              --------------

TOTAL INVESTMENTS -- 100.0%
    (Cost $372,716,456)(1)                    $  395,020,159
                                              ==============

----------
*   Non-income producing security.
(1) The cost for Federal income tax purposes is $372,773,925. At September 30, 2006 net unrealized appreciation was $22,246,234. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $27,347,436, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $5,101,202.

WILMINGTON FUNDS -- EQUITY FUNDS / Large-Cap Core Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)
  (Showing Percentage of Total Investments)
================================================================================


                                      SHARES        VALUE
                                      ------        -----
COMMON STOCK -- 100.0%
  CONSUMER DISCRETIONARY -- 7.8%
    AUTO PARTS & EQUIPMENT -- 0.5%
    TRW Automotive Holdings
      Corp.*                           8,300    $    199,781
                                                ------------
    AUTOMOTIVE RETAIL -- 0.4%
    Advance Auto Parts, Inc.           4,500         148,230
                                                ------------
    CASINOS & GAMING -- 0.3%
    Las Vegas Sands Corp.*             1,900         129,865
                                                ------------
    DEPARTMENT STORES -- 1.8%
    Dillard's, Inc. - Class A (1)      9,900         324,027
    Federated Department
      Stores, Inc.                     6,400         276,544
    Sears Holdings Corp.*              1,100         173,899
                                                ------------
                                                     774,470
                                                ------------
    HOUSEHOLD APPLIANCES -- 2.0%
    Snap-On, Inc.                     19,700         877,635
                                                ------------
    MOVIES & ENTERTAINMENT -- 2.0%
    The Walt Disney Co.               12,500         386,375
    Time Warner, Inc. (1)             26,100         475,803
                                                ------------
                                                     862,178
                                                ------------
    RESTAURANTS -- 0.8%
    Brinker International, Inc.        8,400         336,756
                                                ------------
  TOTAL CONSUMER DISCRETIONARY                     3,328,915
                                                ------------
  CONSUMER STAPLES -- 10.4%
    AGRICULTURAL PRODUCTS -- 1.6%
    Archer-Daniels Midland Co.        18,300         693,204
                                                ------------
    DRUG RETAIL -- 1.7%
    Walgreen Co.                      16,600         736,874
                                                ------------
    HOUSEHOLD PRODUCTS -- 3.7%
    Kimberly-Clark Corp.              14,500         947,720
    Procter & Gamble Co.              10,200         632,196
                                                ------------
                                                   1,579,916
                                                ------------
    HYPERMARKETS & SUPER CENTERS -- 0.6%
    Wal-Mart Stores, Inc.              4,900         241,668
                                                ------------
    PACKAGED FOODS & MEATS -- 0.5%
    Kellogg Co.                        4,700         232,744
                                                ------------
    SOFT DRINKS -- 0.5%
    Coca-Cola Co.                      5,200         232,336
                                                ------------
    TOBACCO -- 1.8%
    Altria Group, Inc.                10,000         765,500
                                                ------------
  TOTAL CONSUMER STAPLES                           4,482,242
                                                ------------
  ENERGY -- 7.3%
    INTEGRATED OIL & GAS -- 6.5%
    ChevronTexaco Corp. (1)           10,300         668,058
    ConocoPhillips                     8,000         476,240
    Exxon Mobil Corp.                 20,074       1,346,965
    Occidental Petroleum Corp.         6,000         288,660
                                                ------------
                                                   2,779,923
                                                ------------
    OIL & GAS EQUIPMENT & SERVICES -- 0.4%
    Baker Hughes, Inc.                 2,400         163,680
                                                ------------
    OIL & GAS EXPLORATION & PRODUCTION -- 0.4%
    Anadarko Petroleum Corp.             100           4,383
    Apache Corp.                       3,000         189,600
                                                ------------
                                                     193,983
                                                ------------
  TOTAL ENERGY                                     3,137,586
                                                ------------



                                      SHARES        VALUE
                                      ------        -----
  FINANCIALS -- 23.2%
    CONSUMER FINANCE -- 0.5%
    American Express Co.               4,300    $    241,144
                                                ------------
    DIVERSIFIED BANKS -- 4.8%
    Bank of America Corp.             10,902         584,020
    CapitalSource, Inc. (1)           11,300         291,766
    U.S. Bancorp                      16,200         538,164
    Wachovia Corp.  (1)                7,300         407,340
    Wells Fargo & Co. (1)              7,200         260,496
                                                ------------
                                                   2,081,786
                                                ------------
    DIVERSIFIED CAPITAL MARKETS -- 5.2%
    Citigroup, Inc.                   31,405       1,559,887
    J.P. Morgan Chase & Co.           14,100         662,136
                                                ------------
                                                   2,222,023
                                                ------------
    INVESTMENT BANKING & BROKERAGE -- 1.1%
    A.G. Edwards, Inc.                 2,600         138,528
    Goldman Sachs Group, Inc.            900         152,253
    The Bear Stearns
      Companies, Inc. (1)              1,200         168,120
                                                ------------
                                                     458,901
                                                ------------
    LIFE & HEALTH INSURANCE -- 0.4%
    MetLife, Inc. (1)                  2,800         158,704
                                                ------------
    MULTI-LINE INSURANCE -- 4.6%
    Assurant, Inc.  (1)                6,100         325,801
    Hartford Financial
      Services Group, Inc.             5,800         503,150
    Loews Corp.                       21,000         795,900
    Unitrin, Inc.                      7,900         348,943
                                                ------------
                                                   1,973,794
                                                ------------
    PROPERTY & CASUALTY INSURANCE -- 1.1%
    The Allstate Corp.                 4,300         269,739
    The St. Paul Cos., Inc.            4,300         201,627
                                                ------------
                                                     471,366
                                                ------------
    REAL ESTATE INVESTMENT TRUSTS -- 3.4%
    Archstone-Smith Trust              4,000         217,760
    Host Marriott Corp. (1)           36,000         825,480
    Kimco Realty Corp.                 5,800         248,646
    Public Storage, Inc.               1,900         163,381
                                                ------------
                                                   1,455,267
                                                ------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
    CB Richard Ellis Group, Inc.*
       (1)                             6,800         167,280
                                                ------------
    REGIONAL BANKS -- 0.7%
    Fifth Third Bancorp                3,700         140,896
    National City Corp. (1)            4,600         168,360
                                                ------------
                                                     309,256
                                                ------------
    SPECIALIZED FINANCE -- 0.3%
    CIT Group, Inc.                    2,600         126,438
                                                ------------
    THRIFTS & MORTGAGE FINANCE -- 0.7%
    Freddie Mac                        4,800         318,384
                                                ------------
  TOTAL FINANCIALS                                 9,984,343
                                                ------------
  HEALTH CARE -- 15.9%
    HEALTH CARE EQUIPMENT -- 3.0%
    Dade Behring Holdings, Inc.        3,300         132,528
    Medtronic, Inc.                    7,200         334,368
    PerkinElmer, Inc.                 43,000         813,990
                                                ------------
                                                   1,280,886
                                                ------------

WILMINGTON FUNDS -- EQUITY FUNDS / Large-Cap Core Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

================================================================================


                                      SHARES        VALUE
                                      ------        -----
    HEALTH CARE SERVICES -- 0.4%
    Express Scripts, Inc. -
      Class A*                         2,400         181,176
                                                ------------
    MANAGED HEALTH CARE -- 4.5%
    CIGNA Corp.                        3,800    $    442,016
    UnitedHealth Group, Inc.           6,200         305,040
    Wellcare Health Plans,
      Inc.*                            2,700         152,901
    WellPoint, Inc*                   13,500       1,040,175
                                                ------------
                                                   1,940,132
                                                ------------
    PHARMACEUTICALS -- 8.0%
    Bristol-Myers Squibb Co.           6,300         156,996
    Eli Lilly & Co.                   10,100         575,700
    Johnson & Johnson                 17,200       1,116,968
    Merck & Co., Inc.                  7,100         297,490
    Pfizer, Inc.                      12,300         348,828
    Wyeth                             18,700         950,708
                                                ------------
                                                   3,446,690
                                                ------------
  TOTAL HEALTH CARE                                6,848,884
                                                ------------
  INDUSTRIALS -- 10.9%
    AEROSPACE & DEFENSE -- 0.4%
    Northrop Grumman Corp.             2,600         176,982
                                                ------------
    AIR FREIGHT & LOGISTICS -- 0.5%
    FedEx Corp.                        1,900         206,492
                                                ------------
    AIRLINES -- 0.3%
    Continental Airlines,
      Inc. - Class B*                  4,400         124,564
                                                ------------
    BUILDING PRODUCTS -- 0.3%
    American Standard
      Companies Inc. (1)               3,400         142,698
                                                ------------
    CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 1.2%
    Caterpillar, Inc.                  4,800         315,840
    Deere & Co. (1)                    2,400         201,384
                                                ------------
                                                     517,224
                                                ------------
    INDUSTRIAL CONGLOMERATES -- 4.9%
    3M Co.                             5,600         416,752
    General Electric Co.              48,385       1,707,991
                                                ------------
                                                   2,124,743
                                                ------------
    INDUSTRIAL MACHINERY -- 2.1%
    Danaher Corp.  (1)                13,200         906,444
                                                ------------
    RAILROADS -- 0.5%
    Burlington Northern Santa
      Fe Corp.                         2,700         198,288
                                                ------------
    TRADING COMPANIES & DISTRIBUTORS -- 0.6%
    MSC Industrial Direct
      Co., Inc. - Class A              6,000         244,440
                                                ------------
    TRUCKING -- 0.1%
    Avis Budget Group, Inc.            1,960          35,848
                                                ------------
  TOTAL INDUSTRIALS                                4,677,723
                                                ------------
  INFORMATION TECHNOLOGY -- 16.8%
    COMMUNICATIONS EQUIPMENT -- 3.6%
    Cisco Systems, Inc.*              23,400         538,200
    Corning, Inc.*                     9,100         222,131
    Motorola, Inc.                    14,086         352,150
    QUALCOMM, Inc. (1)                11,700         425,295
                                                ------------
                                                   1,537,776
                                                ------------
    COMPUTER HARDWARE -- 2.3%
    Apple Computer, Inc.*              8,000         616,240
    Hewlett-Packard Co. (1)           10,000         366,900
                                                ------------
                                                     983,140
                                                ------------



                                      SHARES        VALUE
                                      ------        -----
    ELECTRONIC EQUIPMENT MANUFACTURERS -- 1.1%
    Agilent Technologies, Inc.*        14,300         467,467
                                                ------------
    HOME ENTERTAINMENT SOFTWARE -- 0.4%
    Activision, Inc.* (1)             11,600    $    175,160
                                                ------------
    INTERNET SOFTWARE & SERVICES -- 0.9%
    Google, Inc.- Class A*             1,000         401,900
                                                ------------
    SEMICONDUCTOR EQUIPMENT -- 1.4%
    Applied Materials, Inc.           26,400         468,072
    Broadcom Corp. Class A*            4,200         127,428
                                                ------------
                                                     595,500
                                                ------------
    SEMICONDUCTORS -- 1.1%
    Advanced Micro Devices,
      Inc.* (1)                        4,400         109,340
    Intel Corp.                       18,300         376,431
                                                ------------
                                                     485,771
                                                ------------
    SYSTEMS SOFTWARE -- 6.0%
    Microsoft Corp.                   60,997       1,667,048
    Oracle Corp.*                     50,900         902,966
                                                ------------
                                                   2,570,014
                                                ------------
  TOTAL INFORMATION TECHNOLOGY                     7,216,728
                                                ------------
  MATERIALS -- 1.7%
    STEEL -- 1.7%
    Allegheny Technologies, Inc.       3,200         199,008
    Nucor Corp. (1)                   10,600         524,594
                                                ------------
                                                     723,602
                                                ------------
  TOTAL MATERIALS                                    723,602
                                                ------------
  TELECOMMUNICATION SERVICES -- 3.0%
    INTEGRATED TELECOMMUNICATION SERVICES -- 1.7%
    BellSouth Corp.                    3,100         132,525
    Verizon Communications,
      Inc. (1)                        16,000         594,080
                                                ------------
                                                     726,605
                                                ------------
    WIRELESS TELECOMMUNICATION SERVICES -- 1.3%
    Sprint Corp. (1)                   2,300          39,445
    United States Cellular
      Corp.*                           7,000         417,900
    VeriFone Holdings, Inc.*           4,300         122,765
                                                ------------
                                                     580,110
                                                ------------
  TOTAL TELECOMMUNICATION SERVICES                 1,306,715
                                                ------------
  UTILITIES -- 3.0%
    ELECTRIC UTILITIES -- 0.3%
    Great Plains Energy, Inc.          4,000         124,080
                                                ------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.4%
    AES Corp.*                        23,200         473,048
    Duke Energy Corp.                  8,700         262,740
    TXU Corp.                          4,800         300,096
                                                ------------
                                                   1,035,884
                                                ------------
    MULTI-UTILITIES -- 0.3%
    CenterPoint Energy, Inc.           9,400         134,608
                                                ------------
  TOTAL UTILITIES                                  1,294,572
                                                ------------
  TOTAL COMMON STOCK
    (Cost $39,484,337)                            43,001,310
                                                ------------

WILMINGTON FUNDS -- EQUITY FUNDS / Large-Cap Core Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

================================================================================


                                      SHARES        VALUE
                                      ------        -----

TOTAL INVESTMENTS -- 100.0%
    (Cost $39,484,337)(2)                       $ 43,001,310(3)
                                                ============
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
  SECURITIES
  FLOATING RATE COMMERCIAL PAPER
      Morgan Stanley Floating
      Rate Commercial Paper,
      5.44%, 10/02/06              1,022,943       1,022,943
      Morgan Stanley Floating
      Rate Commercial Paper,
      5.44%, 10/02/06                142,609    $    142,609
                                                ------------
  TOTAL FLOATING RATE COMMERCIAL PAPER             1,165,553
                                                ------------
  FLOATING RATE NOTE
      Cullinan Finance Corp.,
      5.30%, 10/02/06              1,077,375       1,077,375
                                                ------------
  INSTITUTIONAL MONEY MARKET TRUST
      Institutional Money
      Market Trust, 5.31%,
      10/02/06                     4,591,764       4,591,764
                                                ------------
  TIME DEPOSIT
      Societe Generale Time
      Deposit, 5.31%, 10/02/06       141,456         141,456
                                                ------------
  TOTAL SHORT-TERM INVESTMENTS HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (Cost $6,976,148)                           6,976,148(4)
                                                ------------


*   Non-income producing security.

(1)  Security partially or fully on loan.
(2) The cost for Federal income tax purposes is $39,517,831. At September 30, 2006 net unrealized appreciation was $3,483,479. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,462,541, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $979,062.
(3) At September 30, 2006, the market value of securities on loan for the Large-Cap Core Fund was $6,753,892.
(4) The investments held as collateral on loaned securities represented 16.2% of the net assets of the Large-Cap Core Fund.

WILMINGTON FUNDS -- EQUITY FUNDS / Large-Cap Growth Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)
  (Showing Percentage of Total Investments)
================================================================================

                                      SHARES        VALUE
                                      ------        -----
COMMON STOCK -- 100.0%
  INFORMATION TECHNOLOGY -- 27.5%
    APPLICATION SOFTWARE -- 1.1%
    Adobe Systems, Inc.*               6,700    $    250,915
    Citrix Systems, Inc.*              3,300         119,493
    NAVTEQ*                            4,100         107,051
                                                ------------
                                                     477,459
                                                ------------
    COMMUNICATIONS EQUIPMENT -- 6.6%
    Cisco Systems, Inc.*              46,000       1,058,000
    Corning, Inc.*                    12,900         314,889
    Motorola, Inc.                    26,970         674,250
    QUALCOMM, Inc.                    23,600         857,860
                                                ------------
                                                   2,904,999
                                                ------------
    COMPUTER HARDWARE -- 3.3%
    Apple Computer, Inc.*              7,800         600,834
    Dell, Inc.*                       20,000         456,800
    International Business
      Machines Corp.                   2,400         196,656
    NCR Corp.*                         5,500         217,140
                                                ------------
                                                   1,471,430
                                                ------------
    COMPUTER STORAGE & PERIPHERALS -- 0.3%
    EMC Corp.*                        13,000         155,740
                                                ------------
    ELECTRONIC EQUIPMENT MANUFACTURERS -- 1.6%
    Agilent Technologies, Inc.*       16,000         523,040
    Tektronix, Inc.                    5,800         167,794
                                                ------------
                                                     690,834
                                                ------------
    HOME ENTERTAINMENT SOFTWARE -- 0.5%
    Activision, Inc.*                 15,154         228,825
                                                ------------
    INTERNET SOFTWARE & SERVICES -- 2.2%
    eBay, Inc.*                        4,000         113,440
    Google, Inc.- Class A*             1,900         763,610
    VeriSign, Inc.*                    5,100         103,020
                                                ------------
                                                     980,070
                                                ------------
    SEMICONDUCTOR EQUIPMENT -- 2.5%
    Applied Materials, Inc.           24,200         429,066
    Broadcom Corp. Class A*            5,000         151,700
    Lam Research Corp.*                6,200         281,046
    MEMC Electronic
      Materials, Inc.*                 6,000         219,780
                                                ------------
                                                   1,081,592
                                                ------------
    SEMICONDUCTORS -- 3.7%
    Advanced Micro Devices,
      Inc.*                            4,200         104,370
    Intel Corp.                       20,800         427,856
    National Semiconductor
      Corp.                           30,890         726,842
    Texas Instruments, Inc.           10,700         355,775
                                                ------------
                                                   1,614,843
                                                ------------
    SYSTEMS SOFTWARE -- 5.7%
    Microsoft Corp.                   82,900       2,265,657
    Oracle Corp.*                      6,900         122,406
    Red Hat, Inc.*                     4,700          99,076
                                                ------------
                                                   2,487,139
                                                ------------
  TOTAL INFORMATION TECHNOLOGY                    12,092,931
                                                ------------
  CONSUMER DISCRETIONARY -- 11.1%
    APPAREL RETAIL -- 0.3%
    Chico's FAS, Inc.*                 6,100         131,333
                                                ------------
    AUTOMOTIVE RETAIL -- 0.3%
    Advance Auto Parts, Inc.           4,300         141,642
                                                ------------


                                      SHARES        VALUE
                                      ------        -----
    CASINOS & GAMING -- 0.3%
    Las Vegas Sands Corp.*             1,600    $    109,360
                                                ------------
    CATALOG RETAIL -- 1.0%
    Coldwater Creek, Inc.*            15,000         431,400
                                                ------------
    COMPUTER & ELECTRONICS RETAIL -- 2.0%
    Best Buy Co., Inc.                 4,300         230,308
    Circuit City Stores, Inc.          8,000         200,880
    Mettler-Toledo
      International, Inc.*             6,500         429,975
                                                ------------
                                                     861,163
                                                ------------
    DEPARTMENT STORES -- 0.7%
    J.C. Penney Co., Inc.              1,800         123,102
    Sears Holdings Corp.*              1,300         205,517
                                                ------------
                                                     328,619
                                                ------------
    FOOTWEAR -- 0.5%
    Nike, Inc. - Class B               2,700         236,574
                                                ------------
    GENERAL MERCHANDISE STORES -- 0.6%
    Target Corp.                       4,500         248,625
                                                ------------
    HOME IMPROVEMENT RETAIL -- 0.8%
    Lowe's Cos., Inc.                 12,100         339,526
                                                ------------
    HOUSEHOLD APPLIANCES -- 0.4%
    The Stanley Works                  3,600         179,460
                                                ------------
    HOUSEWARES & SPECIALTIES -- 0.4%
    Fortune Brands, Inc.               2,400         180,264
                                                ------------
    MOVIES & ENTERTAINMENT -- 0.8%
    The Walt Disney Co.                4,200         129,822
    Time Warner, Inc.                 13,300         242,459
                                                ------------
                                                     372,281
                                                ------------
    PUBLISHING -- 0.3%
    Getty Images, Inc.*                2,300         114,264
                                                ------------
    RESTAURANTS -- 1.6%
    Brinker International, Inc.        3,700         148,333
    Panera Bread Co. - Class A*        1,800         104,850
    Starbucks Corp.*                   6,400         217,920
    Yum! Brands, Inc.                  4,400         229,020
                                                ------------
                                                     700,123
                                                ------------
    SPECIALTY STORES -- 0.8%
    Claire's Stores, Inc.             12,500         364,500
                                                ------------
    TIRES & RUBBER -- 0.3%
    The Goodyear Tire &
      Rubber Co.*                      7,900         114,550
                                                ------------
  TOTAL CONSUMER DISCRETIONARY                     4,853,684
                                                ------------
  CONSUMER STAPLES -- 11.9%
    DRUG RETAIL -- 1.2%
    Walgreen Co.                      12,400         550,436
                                                ------------
    FOOD DISTRIBUTORS -- 0.4%
    Sysco Corp.                        5,400         180,630
                                                ------------
    HOUSEHOLD PRODUCTS -- 3.2%
    Kimberly-Clark Corp.              14,405         941,511
    Procter & Gamble Co.               7,400         458,652
                                                ------------
                                                   1,400,163
                                                ------------
    HYPERMARKETS & SUPER CENTERS -- 2.2%
    Costco Wholesale Corp.             2,300         114,264
    Wal-Mart Stores, Inc.             17,100         843,372
                                                ------------
                                                     957,636
                                                ------------
    PACKAGED FOODS & MEATS -- 0.5%
    Campbell Soup Co.                  5,700         208,050
                                                ------------

WILMINGTON FUNDS -- EQUITY FUNDS / Large-Cap Growth Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

================================================================================

                                      SHARES        VALUE
                                      ------        -----
    PERSONAL PRODUCTS -- 0.9%
    Estee Lauder Companies,
      Inc. - Class A                   9,800    $    395,234
                                                ------------
    SOFT DRINKS -- 3.5%
    Coca-Cola Co.                     13,600         607,648
    PepsiCo, Inc.                     14,500         946,270
                                                ------------
                                                   1,553,918
                                                ------------
  TOTAL CONSUMER STAPLES                           5,246,067
                                                ------------
  ENERGY -- 2.5%
    OIL & GAS EQUIPMENT & SERVICES -- 1.6%
    Baker Hughes, Inc.                 5,000         341,000
    Halliburton Co.                    7,400         210,530
    TETRA Technologies, Inc.*          6,200         149,792
                                                ------------
                                                     701,322
                                                ------------
    OIL & GAS EXPLORATION & PRODUCTION -- 0.9%
    W&T Offshore, Inc.                14,000         408,940
                                                ------------
  TOTAL ENERGY                                     1,110,262
                                                ------------
  FINANCIALS -- 7.8%
    ASSET MANAGEMENT & CUSTODY BANKS -- 0.5%
    Legg Mason, Inc.                   2,000         201,720
                                                ------------
    DIVERSIFIED BANKS -- 2.7%
    CapitalSource, Inc.               13,900         358,898
    U.S. Bancorp                      24,900         827,178
                                                ------------
                                                   1,186,076
                                                ------------
    INVESTMENT BANKING & BROKERAGE -- 1.5%
    Charles Schwab Corp.              36,300         649,770
    TD Ameritrade Holding
      Corp.                              300           5,655
                                                ------------
                                                     655,425
                                                ------------
    MULTI-LINE INSURANCE -- 0.3%
    American International
      Group, Inc.                      1,800         119,268
                                                ------------
    REAL ESTATE INVESTMENT TRUSTS -- 0.6%
    Host Marriott Corp.               12,300         282,039
                                                ------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.0%
    Forest City Enterprises, Inc.      2,400         130,320
    Jones Lang LaSalle, Inc.           3,700         316,276
                                                ------------
                                                     446,596
                                                ------------
    REGIONAL BANKS -- 0.5%
    Synovus Financial Corp.            8,300         243,771
                                                ------------
    SPECIALIZED FINANCE -- 0.7%
    CIT Group, Inc.                    2,500         121,575
    The Chicago Mercantile
      Exchange                           400         191,300
                                                ------------
                                                     312,875
                                                ------------
  TOTAL FINANCIALS                                 3,447,770
                                                ------------
  HEALTH CARE -- 18.1%
    BIOTECHNOLOGY -- 1.9%
    Amgen, Inc.*                       8,400         600,852
    Gilead Sciences, Inc.*             3,600         247,320
                                                ------------
                                                     848,172
                                                ------------
    HEALTH CARE DISTRIBUTORS -- 0.9%
    AmerisourceBergen Corp.            5,200         235,040
    Cardinal Health, Inc.              2,300         151,202
                                                ------------
                                                     386,242
                                                ------------
    HEALTH CARE EQUIPMENT -- 3.8%
    Baxter International, Inc.        10,500         477,330
    Dade Behring Holdings,
      Inc.                             4,700         188,752
    PerkinElmer, Inc.                 44,600         844,278


                                      SHARES        VALUE
                                      ------        -----
    Stryker Corp.                      2,900    $    143,811
                                                ------------
                                                   1,654,171
                                                ------------
    HEALTH CARE SERVICES -- 2.8%
    Caremark Rx, Inc.                 10,300         583,701
    Cerner Corp.*                      4,500         204,300
    Express Scripts, Inc. -
      Class A*                         3,300         249,117
    Pharmaceutical Product
      Development, Inc.                5,800         207,002
                                                ------------
                                                   1,244,120
                                                ------------
    HEALTH CARE SUPPLIES -- 0.4%
    Gen-Probe, Inc.*                   4,100         192,249
                                                ------------
    MANAGED HEALTH CARE -- 2.4%
    Sierra Health Services,
      Inc.*                            5,000         189,200
    UnitedHealth Group, Inc.          12,477         613,868
    WellPoint, Inc*                    3,000         231,150
                                                ------------
                                                   1,034,218
                                                ------------
    PHARMACEUTICALS -- 5.9%
    Abbott Laboratories                6,700         325,352
    Bristol-Myers Squibb Co.           6,300         156,996
    Eli Lilly & Co.                    7,000         399,000
    Johnson & Johnson                 24,600       1,597,524
    KOS Pharmaceuticals, Inc.*         2,200         108,724
                                                ------------
                                                   2,587,596
                                                ------------
  TOTAL HEALTH CARE                                7,946,768
                                                ------------
  INDUSTRIALS -- 17.1%
    AEROSPACE & DEFENSE -- 1.3%
    Precision Castparts Corp.          8,800         555,808
                                                ------------
    AIR FREIGHT & LOGISTICS -- 1.8%
    C.H. Robinson Worldwide, Inc.      2,900         129,282
    FedEx Corp.                        6,000         652,080
                                                ------------
                                                     781,362
                                                ------------
    AIRLINES -- 0.3%
    Continental Airlines,
      Inc. - Class B*                  4,200         118,902
                                                ------------
    BUILDING PRODUCTS -- 0.8%
    American Standard
      Companies Inc.                   8,400         352,548
                                                ------------
    CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 1.3%
    Caterpillar, Inc.                  8,700         572,460
                                                ------------
    ELECTRICAL COMPONENTS & EQUIPMENT -- 1.1%
    AMETEK, Inc.                       3,000         130,650
    Emerson Electric Co.               1,700         142,562
    Rockwell Automation, Inc.          3,500         203,350
                                                ------------
                                                     476,562
                                                ------------
    HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.6%
    Robert Half
      International, Inc.              7,500         254,775
                                                ------------
    INDUSTRIAL CONGLOMERATES -- 5.1%
    3M Co.                            14,210       1,057,508
    General Electric Co.              34,300       1,210,790
                                                ------------
                                                   2,268,298
                                                ------------
    INDUSTRIAL MACHINERY -- 2.5%
    Danaher Corp.                      4,400         302,148
    Harsco Corp.                       3,800         295,070
    ITT Industries, Inc.               9,670         495,781
                                                ------------
                                                   1,092,999
                                                ------------
    OFFICE SERVICES & SUPPLIES -- 1.5%
    Pitney Bowes, Inc.                15,200         674,424
                                                ------------

WILMINGTON FUNDS -- EQUITY FUNDS / Large-Cap Growth Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

================================================================================


                                      SHARES        VALUE
                                      ------        -----
    RAILROADS -- 0.8%
    CSX Corp.                          6,700  $      219,961
    Norfolk Southern Corp.             2,800         123,340
                                                ------------
                                                     343,301
                                                ------------
  TOTAL INDUSTRIALS                                7,491,439
                                                ------------
  MATERIALS -- 2.1%
    CONSTRUCTION MATERIALS -- 1.2%
    Martin Marietta Materials
      Corp.                            2,300         194,626
    Vulcan Materials Co.               4,000         313,000
                                                ------------
                                                     507,626
                                                ------------
    DIVERSIFIED METALS & MINING -- 0.5%
    Freeport-McMoRan Copper &
      Gold, Inc. - Class B             4,300         229,018
                                                ------------
    STEEL -- 0.4%
    Allegheny Technologies,
      Inc.                             2,700         167,913
                                                ------------
  TOTAL MATERIALS                                    904,557
                                                ------------
  TELECOMMUNICATION SERVICES -- 0.3%
    WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
    VeriFone Holdings, Inc.*           4,100         117,055
                                                ------------
  TOTAL TELECOMMUNICATION SERVICES                   117,055
                                                ------------
  UTILITIES -- 1.6%
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.6%
    AES Corp.*                        35,300         719,767
                                                ------------
  TOTAL UTILITIES                                    719,767
                                                ------------
  TOTAL COMMON STOCK
    (Cost $43,176,727)                            43,930,300
                                                ------------

TOTAL INVESTMENTS -- 100.0%
    (Cost $43,176,727)(1)                       $ 43,930,300
                                                ============



*    Non-income producing security.

(1) The cost for Federal income tax purposes is $43,256,160. At September 30, 2006 net unrealized appreciation was $674,140. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,564,679, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,890,539.

WILMINGTON FUNDS -- EQUITY FUNDS / Large-Cap Value Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)
  (Showing Percentage of Total Investments)
================================================================================


                                      SHARES       VALUE
                                      ------       -----
COMMON STOCK -- 99.7%
  CONSUMER DISCRETIONARY -- 4.0%
    AUTO PARTS & EQUIPMENT -- 0.9%
    TRW Automotive Holdings
      Corp.*                          16,300  $      392,341
                                              --------------
    BROADCASTING & CABLE TV -- 0.4%
    Comcast Corp. - Class A* (1)       4,800         176,880
                                              --------------
    DEPARTMENT STORES -- 1.3%
    Dillard's, Inc. - Class A (1)     12,400         405,852
    Sears Holdings Corp.*                800         126,472
                                              --------------
                                                     532,324
                                              --------------
    HOUSEHOLD APPLIANCES -- 0.6%
    Snap-On, Inc.                      5,800         258,390
                                              --------------
    MOVIES & ENTERTAINMENT -- 0.5%
    The Walt Disney Co.                6,633         205,026
                                              --------------
    PUBLISHING -- 0.3%
    Interactive Data Corp.*            7,000         139,650
                                              --------------
  TOTAL CONSUMER DISCRETIONARY                     1,704,611
                                              --------------
  CONSUMER STAPLES -- 9.1%
    AGRICULTURAL PRODUCTS -- 1.7%
    Archer-Daniels Midland Co.        19,300         731,084
                                              --------------
    BREWERS -- 0.3%
    Anheuser-Busch Companies, Inc.     2,800         133,028
                                              --------------
    FOOD RETAIL -- 0.3%
    Kroger Co.                         6,100         141,154
                                              --------------
    HOUSEHOLD PRODUCTS -- 1.6%
    Colgate-Palmolive Co.              4,478         278,084
    Kimberly-Clark Corp.               5,800         379,088
                                              --------------
                                                     657,172
                                              --------------
    HYPERMARKETS & SUPER CENTERS -- 1.5%
    BJ's Wholesale Club, Inc.*        21,100         615,698
                                              --------------
    PACKAGED FOODS & MEATS -- 1.6%
    Del Monte Foods Co.               17,300         180,785
    General Mills, Inc.                2,500         141,500
    Kellogg Co.                        2,600         128,752
    Kraft Foods, Inc. (1)              6,900         246,054
                                              --------------
                                                     697,091
                                              --------------
    TOBACCO -- 2.1%
    Altria Group, Inc.                 9,800         750,190
    Reynolds American, Inc.            2,200         136,334
                                              --------------
                                                     886,524
                                              --------------
  TOTAL CONSUMER STAPLES                           3,861,751
                                              --------------
  ENERGY -- 13.4%
    INTEGRATED OIL & GAS -- 13.4%
    ChevronTexaco Corp. (1)           12,224         792,849
    ConocoPhillips                    18,554       1,104,520
    Exxon Mobil Corp.                 43,403       2,912,341
    Marathon Oil Corp.                 4,600         353,740
    Occidental Petroleum Corp.        11,000         529,210
                                              --------------
                                                   5,692,660
                                              --------------
  TOTAL ENERGY                                     5,692,660
                                              --------------
  FINANCIALS -- 37.9%
    CONSUMER FINANCE -- 1.4%
    Capital One Financial Corp.        7,800         613,548
                                              --------------
    DIVERSIFIED BANKS -- 6.8%
    Bank of America Corp.             21,200       1,135,684
    CapitalSource, Inc. (1)           20,000         516,400



                                      SHARES       VALUE
                                      ------       -----
    U.S. Bancorp                      30,800  $    1,023,176
    Wachovia Corp. (1)                 4,000         223,200
                                              --------------
                                                   2,898,460
                                              --------------
    DIVERSIFIED CAPITAL MARKETS -- 8.3%
    Citigroup, Inc.                   45,554       2,262,667
    J.P. Morgan Chase & Co. (1)       27,279       1,281,022
                                              --------------
                                                   3,543,689
                                              --------------
    INVESTMENT BANKING & BROKERAGE -- 2.3%
    Lehman Brothers Holdings, Inc.     2,800         206,808
    The Bear Stearns Companies,
     Inc.                              5,400         756,540
                                              --------------
                                                     963,348
                                              --------------
    LIFE & HEALTH INSURANCE -- 6.2%
    Conseco, Inc.*                    14,200         298,058
    Lincoln National Corp.            12,170         755,513
    MetLife, Inc. (1)                 13,600         770,848
    Prudential Financial, Inc.        11,000         838,750
                                              --------------
                                                   2,663,169
                                              --------------
    MULTI-LINE INSURANCE -- 3.7%
    American International Group,
     Inc. (1)                          3,900         258,414
    Assurant, Inc.  (1)                3,500         186,935
    Hartford Financial Services
     Group, Inc.                       8,800         763,400
    Loews Corp.                        9,600         363,840
                                              --------------
                                                   1,572,589
                                              --------------
    MULTI-SECTOR HOLDINGS -- 0.8%
    Leucadia National Corp.           13,200         345,444
                                              --------------
    PROPERTY & CASUALTY INSURANCE -- 2.5%
    Chubb Corp.                        3,400         176,664
    CNA Financial Corp.*               3,800         136,876
    Fidelity National Financial,
     Inc.                             14,700         612,255
    The St. Paul Cos., Inc.            2,800         131,292
                                              --------------
                                                   1,057,087
                                              --------------
    REAL ESTATE INVESTMENT TRUSTS -- 2.7%
    AMB Property Corp.                11,600         639,276
    Archstone-Smith Trust              3,000         163,320
    Avalon Bay Communities, Inc.       2,900         349,160
                                              --------------
                                                   1,151,756
                                              --------------
    THRIFTS & MORTGAGE FINANCE -- 3.2%
    Fannie Mae                         4,800         268,368
    Indymac Mortgage Holdings,
     Inc. (1)                          5,900         242,844
    Washington Mutual, Inc.           19,589         851,534
                                              --------------
                                                   1,362,746
                                              --------------
  TOTAL FINANCIALS                                16,171,836
                                              --------------
  HEALTH CARE -- 7.1%
    HEALTH CARE EQUIPMENT -- 1.2%
    PerkinElmer, Inc.                 26,300         497,859
                                              --------------
    MANAGED HEALTH CARE -- 2.2%
    CIGNA Corp.                        4,200         488,544
    Health Net, Inc.*                  5,600         243,712
    Sierra Health Services, Inc.*      5,200         196,768
                                              --------------
                                                     929,024
                                              --------------
    PHARMACEUTICALS -- 3.7%
    Abbott Laboratories                5,062         245,811
    Bristol-Myers Squibb Co.           5,100         127,092
    Merck & Co., Inc.                  3,800         159,220
    Pfizer, Inc.                      28,800         816,768

WILMINGTON FUNDS -- EQUITY FUNDS / Large-Cap Value Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)--CONTINUED

================================================================================


                                      SHARES       VALUE
                                      ------       -----

    Wyeth (1)                          5,000  $      254,200
                                              --------------
                                                   1,603,091
                                              --------------
  TOTAL HEALTH CARE                                3,029,974
                                              --------------
  INDUSTRIALS -- 7.7%
    AEROSPACE & DEFENSE -- 2.5%
    General Dynamics Corp.             6,300         451,521
    Precision Castparts Corp.          4,100         258,956
    Raytheon Co. (1)                   7,594         364,588
                                              --------------
                                                   1,075,065
                                              --------------
    ELECTRICAL COMPONENTS & EQUIPMENT -- 1.4%
    Emerson Electric Co.               7,100         595,406
                                              --------------
    RAILROADS -- 2.8%
    CSX Corp.                         17,302         568,025
    Norfolk Southern Corp.            12,000         528,600
    Union Pacific Corp.                1,100          96,800
                                              --------------
                                                   1,193,425
                                              --------------
    TRADING COMPANIES & DISTRIBUTORS -- 0.9%
    United Rentals, Inc.*             17,200         399,900
                                              --------------
    TRUCKING -- 0.1%
    Avis Budget Group, Inc.            1,150          21,033
                                              --------------
  TOTAL INDUSTRIALS                                3,284,829
                                              --------------
  INFORMATION TECHNOLOGY -- 3.8%
    COMMUNICATIONS EQUIPMENT -- 0.7%
    Motorola, Inc.                    11,400         285,000
                                              --------------
    COMPUTER HARDWARE -- 1.7%
    Hewlett-Packard Co. (1)           19,600         719,124
                                              --------------
    DATA PROCESSING & OUTSOURCED SERVICES -- 0.9%
    Computer Sciences Corp.*           8,200         402,784
                                              --------------
    ELECTRONIC EQUIPMENT MANUFACTURERS -- 0.3%
    Vishay Intertechnology, Inc.*      7,900         110,916
                                              --------------
    SEMICONDUCTORS -- 0.2%
    NVIDIA Corp.*                      3,500         103,565
                                              --------------
  TOTAL INFORMATION TECHNOLOGY                     1,621,389
                                              --------------
  MATERIALS -- 4.3%
    ALUMINUM -- 0.5%
    Alcoa, Inc.                        7,800         218,712
                                              --------------
    CONSTRUCTION MATERIALS -- 0.7%
    Martin Marietta Materials Corp.
     (1)                               1,900         160,778
    Vulcan Materials Co. (1)           1,900         148,675
                                              --------------
                                                     309,453
                                              --------------
    DIVERSIFIED CHEMICALS -- 1.5%
    Ashland, Inc.                      6,300         401,814
    Dow Chemical Co.                   6,700         261,166
                                              --------------
                                                     662,980
                                              --------------
    INDUSTRIAL GASES -- 0.3%
    Airgas, Inc.                       3,200         115,744
                                              --------------
    STEEL -- 1.3%
    Nucor Corp. (1)                   11,000         544,390
                                              --------------
  TOTAL MATERIALS                                  1,851,279
                                              --------------
  TELECOMMUNICATION SERVICES -- 6.1%
    INTEGRATED TELECOMMUNICATION SERVICES -- 3.3%
    BellSouth Corp.                    8,000         342,000
    Citizens Communications Co.       25,600         359,424
    Verizon Communications,
     Inc. (1)                         19,700         731,461
                                              --------------
                                                   1,432,885
                                              --------------


                                      SHARES       VALUE
                                      ------       -----

    WIRELESS TELECOMMUNICATION SERVICES -- 2.8%
    Telephone & Data Systems, Inc.    13,500  $      568,350
    United States Cellular
     Corp.*                           10,300         614,910
                                              --------------
                                                   1,183,260
                                              --------------
  TOTAL TELECOMMUNICATION SERVICES                 2,616,145
                                              --------------
  UTILITIES -- 6.3%
    ELECTRIC UTILITIES -- 3.1%
    Allegheny Energy, Inc.*           10,100         405,717
    PPL Corp. (1)                      8,400         276,360
    The Southern Co. (1)              18,000         620,280
                                              --------------
                                                   1,302,357
                                              --------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
    Duke Energy Corp.                  7,700         232,540
                                              --------------
    MULTI-UTILITIES -- 2.7%
    Ameren Corp. (1)                   3,700         195,323
    CenterPoint Energy, Inc.          46,900         671,608
    DTE Energy Co.                     6,500         269,815
                                              --------------
                                                   1,136,746
                                              --------------
  TOTAL UTILITIES                                  2,671,643
                                              --------------
  TOTAL COMMON STOCK
   (Cost $36,628,293)                             42,506,117
                                              --------------
SHORT-TERM INVESTMENTS -- 0.3%
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series            62,423          62,423
    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series            62,422          62,422
                                              --------------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $124,845)                                   124,845
                                              --------------

TOTAL INVESTMENTS -- 100.0%
    (Cost $36,753,138)(2)                     $   42,630,962(3)
                                              ==============
SHORT-TERM INVESTMENTS HELD AS COLLATERAL
  FOR LOANED SECURITIES
  CERTIFICATE OF DEPOSIT
      HSH Nordbank, 5.28%,
      10/30/06                       343,647         343,647
                                              --------------
  FLOATING RATE COMMERCIAL PAPER
      Morgan Stanley, 5.44%,
      10/ 02/06                      663,139         663,139
      Morgan Stanley, 5.44%,
      10/02/06                       307,187         307,187
                                              --------------
  TOTAL FLOATING RATE COMMERCIAL
  PAPER                                              970,326
                                              --------------
  FLOATING RATE NOTE
      Cullinan Finance Corp.,
      5.30%, 10/22/06                730,612         730,612
      Sedna Finance, 5.30%,
      10/25/06                       228,497         228,497
                                              --------------
  TOTAL FLOATING RATE
  NOTE                                               959,109
                                              --------------
                                              --------------
  INSTITUTIONAL MONEY MARKET TRUST -- 8.6%
      Institutional Money
      Market Trust, 5.31%,
      10/02/06                     3,674,964       3,674,964
                                              --------------

WILMINGTON FUNDS -- EQUITY FUNDS / Large-Cap Value Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)--CONTINUED

================================================================================


                                      SHARES       VALUE
                                      ------       -----

  MASTER NOTE
      Citigroup, 5.32%,
      10/02/06                        81,146  $       81,146
                                              --------------
  TIME DEPOSIT
      Societe Generale Time
      Deposit, 5.31%, 10/02/06       178,714         178,714
                                              --------------
  TOTAL SHORT-TERM INVESTMENTS HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (Cost $6,207,907)                           6,207,907(4)
                                              --------------

*    Non-income producing security.
(1)  Security partially or fully on loan.
(2) The cost for Federal income tax purposes is $36,759,876. At September 30, 2006 net unrealized appreciation was $5,871,086. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $6,408,505, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $537,419.
(3) At September 30, 2006, the market value of securities on loan for the Large-Cap Value Fund was $6,027,197.
(4) The investments held as collateral on loaned securities represented 14.6% of the net assets of the Large-Cap Value Fund.

WILMINGTON FUNDS -- EQUITY FUNDS / Mid-Cap Core Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)
  (Showing Percentage of Total Investments)
================================================================================


                                       SHARES       VALUE
                                       ------       -----
COMMON STOCK -- 100.0%
  CONSUMER DISCRETIONARY -- 16.3%
    APPAREL RETAIL -- 1.8%
    AnnTaylor Stores Corp.*              610    $     25,534
    Bebe Stores, Inc.                  1,310          32,462
    Chico's FAS, Inc.*                 1,270          27,343
                                                ------------
                                                      85,339
                                                ------------
    APPAREL, ACCESSORIES & LUXURY GOODS -- 0.7%
    Polo Ralph Lauren Corp. -
      Class A                            480          31,051
                                                ------------
    AUTO PARTS & EQUIPMENT -- 2.9%
    BorgWarner, Inc.                     520          29,728
    TRW Automotive Holdings
      Corp.*                           4,450         107,112
                                                ------------
                                                     136,840
                                                ------------
    AUTOMOTIVE RETAIL -- 1.3%
    Advance Auto Parts, Inc.           1,900          62,586
                                                ------------
    BROADCASTING & CABLE TV -- 0.8%
    The E.W. Scripps Co.                 750          35,948
                                                ------------
    CASINOS & GAMING -- 1.1%
    Harrah's Entertainment,
      Inc.                               350          23,250
    Las Vegas Sands Corp.*               425          29,049
                                                ------------
                                                      52,299
                                                ------------
    DEPARTMENT STORES -- 2.4%
    Dillard's, Inc. - Class A          1,900          62,187
    Nordstrom, Inc.                      665          28,130
    Saks, Inc.                         1,215          20,995
                                                ------------
                                                     111,312
                                                ------------
    HOMEFURNISHING RETAIL -- 0.6%
    Tempur Pedic
      International, Inc.*             1,710          29,361
                                                ------------
    HOTELS, RESORTS & CRUISE LINES -- 0.8%
    Liberty Global, Inc.*                750          19,305
    Starwood Hotels & Resorts
      Worldwide, Inc.                    300          17,157
                                                ------------
                                                      36,462
                                                ------------
    HOUSEHOLD APPLIANCES -- 0.5%
    The Stanley Works                    440          21,934
                                                ------------
    HOUSEWARES & SPECIALTIES -- 0.5%
    Fortune Brands, Inc.                 300          22,533
                                                ------------
    PUBLISHING -- 0.7%
    Tribune Co.                        1,000          32,720
                                                ------------
    RESTAURANTS -- 1.0%
    Brinker International,
      Inc.                               660          26,459
    Panera Bread Co. - Class A*          335          19,514
                                                ------------
                                                      45,973
                                                ------------
   SPECIALTY STORES -- 1.2%
    Claire's Stores, Inc.                945          27,556
    Office Depot, Inc.*                  785          31,165
                                                ------------
                                                      58,721
                                                ------------
  TOTAL CONSUMER DISCRETIONARY                       763,079
                                                ------------
  CONSUMER STAPLES -- 6.0%
    AGRICULTURAL PRODUCTS -- 0.8%
    Archer-Daniels Midland Co.         1,025          38,827
                                                ------------
    FOOD RETAIL -- 1.4%
    Kroger Co.                         1,165          26,958



                                       SHARES       VALUE
                                       ------       -----
    Safeway, Inc.                      1,270    $     38,544
                                                ------------
                                                      65,502
                                                ------------
    HOUSEHOLD PRODUCTS -- 1.3%
    Energizer Holdings, Inc.*            430          30,956
    The Clorox Co.                       500          31,500
                                                ------------
                                                      62,456
                                                ------------
    HYPERMARKETS & SUPER CENTERS -- 0.5%
    BJ's Wholesale Club, Inc.*           840          24,511
                                                ------------
    PACKAGED FOODS & MEATS -- 0.8%
    ConAgra Foods, Inc.                  850          20,808
    Dean Foods Co.*                      345          14,497
                                                ------------
                                                      35,305
                                                ------------
    SOFT DRINKS -- 0.8%
    Coca-Cola Enterprises,
      Inc.                               800          16,664
    Pepsi Bottling Group, Inc.           640          22,720
                                                ------------
                                                      39,384
                                                ------------
    TOBACCO -- 0.4%
    UST, Inc.                            300          16,449
                                                ------------
  TOTAL CONSUMER STAPLES                             282,434
                                                ------------
  ENERGY -- 5.9%
    COAL & CONSUMABLE FUELS -- 0.4%
    Consol Energy, Inc.                  600          19,038
                                                ------------
    OIL & GAS EQUIPMENT & SERVICES -- 1.0%
    BJ Services Co.                      405          12,203
    FMC Technologies, Inc.*              395          21,212
    Grant Prideco, Inc.*                 315          11,979
                                                ------------
                                                      45,394
                                                ------------
    OIL & GAS EXPLORATION & PRODUCTION -- 2.7%
    Mariner Energy, Inc.*                177           3,251
    Newfield Exploration Co.*            330          12,718
    Pioneer Natural Resources Co.        590          23,081
    W&T Offshore, Inc.                 2,250          65,723
    XTO Energy, Inc.                     525          22,118
                                                ------------
                                                     126,891
                                                ------------
    OIL & GAS REFINING & MARKETING -- 1.8%
    Frontier Oil Corp.                 1,925          51,166
    Holly Corp.                          450          19,499
    Tesoro Corp.                         255          14,785
                                                ------------
                                                      85,450
                                                ------------
  TOTAL ENERGY                                       276,773
                                                ------------
  FINANCIALS -- 23.2%
    ASSET MANAGEMENT & CUSTODY BANKS -- 2.2%
    Affiliated Managers
      Group, Inc.*                       210          21,023
    Allied Capital Corp.                 635          19,183
    American Capital
      Strategies, Ltd.                 1,010          39,865
    SEI Investments Co.                  430          24,162
                                                ------------
                                                     104,233
                                                ------------
    CONSUMER FINANCE -- 0.3%
    Nelnet, Inc.**                       470          14,448
                                                ------------
    DIVERSIFIED BANKS -- 0.5%
    CapitalSource, Inc.                  975          25,174
                                                ------------
    LIFE & HEALTH INSURANCE -- 1.8%
    Conseco, Inc.*                     2,510          52,685
    Nationwide Financial
      Services, Inc.                     400          19,240
    UnumProvident Corp.                  695          13,476
                                                ------------
                                                      85,401
                                                ------------

WILMINGTON FUNDS -- EQUITY FUNDS / Mid-Cap Core Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

================================================================================


                                       SHARES       VALUE
                                       ------       -----
    MULTI-LINE INSURANCE -- 3.5%
    American Financial Group, Inc.       450    $     21,118
    Assurant, Inc.                     1,360          72,638
    Unitrin, Inc.                      1,530          67,580
                                                ------------
                                                     161,336
                                                ------------
    PROPERTY & CASUALTY INSURANCE -- 1.5%
    Ambac Financial Group,
      Inc.                               150          12,413
    CNA Financial Corp.*                 760          27,375
    Erie Indemnity Co.                   300          15,711
    Wesco Financial Corp.                 30          13,110
                                                ------------
                                                      68,609
                                                ------------
    REAL ESTATE INVESTMENT TRUSTS -- 7.1%
    AMB Property Corp.                 1,350          74,398
    Cresent Real Estate
      Equities Co.                     1,930          42,093
    Developers Diversified
      Realty Corp.                       335          18,680
    Equity Office Properties
      Trust                            1,400          55,664
    Host Marriott Corp.                3,440          78,879
    Vornado Realty Trust                 345          37,605
    Weingarten Realty Inc.               550          23,661
                                                ------------
                                                     330,980
                                                ------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.8%
    CB Richard Ellis Group, Inc.*      3,435          84,501
                                                ------------
    REGIONAL BANKS -- 2.0%
    AmSouth Bancorporation               175           5,082
    Bok Financial Corp                   515          27,089
    Compass Bancshares, Inc.             495          28,205
    M&T Bank Corp.                       125          14,995
    Valley National Bancorp              661          16,902
                                                ------------
                                                      92,273
                                                ------------
    SPECIALIZED FINANCE -- 0.6%
    CIT Group, Inc.                      620          30,151
                                                ------------
    THRIFTS & MORTGAGE FINANCE -- 1.9%
    Indymac Mortgage
      Holdings, Inc.                     540          22,227
    MGIC Investment Corp.                405          24,288
    Sovereign Bancorp, Inc.              851          18,305
    The PMI Group, Inc.                  535          23,438
                                                ------------
                                                      88,258
                                                ------------
  TOTAL FINANCIALS                                 1,085,364
                                                ------------
  HEALTH CARE -- 11.1%
    BIOTECHNOLOGY -- 3.3%
    Applera Corporation -
      Applied Biosystems Group         3,335         110,422
    Celgene Corp.*                     1,000          43,300
                                                ------------
                                                     153,722
                                                ------------
    HEALTH CARE DISTRIBUTORS -- 1.1%
    AmerisourceBergen Corp.              650          29,380
    McKesson Corp.                       390          20,561
                                                ------------
                                                      49,941
                                                ------------
    HEALTH CARE EQUIPMENT -- 1.6%
    PerkinElmer, Inc.                  2,800          53,004
    Thermo Electron Corp.*               515          20,255
                                                ------------
                                                      73,259
                                                ------------
    HEALTH CARE SERVICES -- 1.6%
    Covance, Inc.*                       510          33,854
    Express Scripts, Inc. -
      Class A*                           290          21,892


                                       SHARES       VALUE
                                       ------       -----
    Pharmaceutical Product
      Development, Inc.                  570    $     20,343
                                                ------------
                                                      76,089
                                                ------------
    MANAGED HEALTH CARE -- 3.5%
    CIGNA Corp.                          460          53,507
    Humana, Inc.*                        630          41,637
    Sierra Health Services, Inc.*        575          21,758
    Wellcare Health Plans, Inc.*         850          48,135
                                                ------------
                                                     165,037
                                                ------------
  TOTAL HEALTH CARE                                  518,048
                                                ------------
  INDUSTRIALS -- 14.7%
    AEROSPACE & DEFENSE -- 1.9%
    L-3 Communications
      Holdings, Inc.                     200          15,666
    Precision Castparts Corp.          1,200          75,792
                                                ------------
                                                      91,458
                                                ------------
    AIRLINES -- 1.3%
    AMR Corp.*                         1,200          27,768
    Continental Airlines,
      Inc. - Class B*                  1,100          31,141
                                                ------------
                                                      58,909
                                                ------------
    DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 1.4%
    The Brink's Co.                    1,225          64,998
                                                ------------
    INDUSTRIAL CONGLOMERATES -- 0.5%
    Textron, Inc.                        250          21,875
                                                ------------
    INDUSTRIAL MACHINERY -- 1.7%
    SPX Corp.                          1,500          80,160
                                                ------------
    METALS & MINING -- 0.3%
    Southern Copper Corp.                150          13,875
                                                ------------
    OFFICE SERVICES & SUPPLIES -- 3.8%
    Pitney Bowes, Inc.                 2,725         120,908
    Steelcase, Inc.                    3,600          56,484
                                                ------------
                                                     177,392
                                                ------------
    TRADING COMPANIES & DISTRIBUTORS -- 2.0%
    MSC Industrial Direct
      Co., Inc. - Class A              1,790          72,925
    United Rentals, Inc.*                850          19,762
                                                ------------
                                                      92,687
                                                ------------
    TRUCKING -- 1.8%
    Laidlaw International,
      Inc.                             2,555          69,828
    Landstar System, Inc.                385          16,440
                                                ------------
                                                      86,268
                                                ------------
  TOTAL INDUSTRIALS                                  687,622
                                                ------------
  INFORMATION TECHNOLOGY -- 7.9%
    APPLICATION SOFTWARE -- 1.7%
    Compuware Corp.*                   2,210          17,216
    Intuit, Inc.*                      1,880          60,329
                                                ------------
                                                      77,545
                                                ------------
    COMMUNICATIONS EQUIPMENT -- 0.4%
    Avaya, Inc.*                       1,455          16,645
                                                ------------
    COMPUTER HARDWARE -- 0.6%
    NCR Corp.*                           765          30,202
                                                ------------
    ELECTRONIC EQUIPMENT MANUFACTURERS -- 0.7%
    Agilent Technologies,
      Inc.*                              985          32,200
                                                ------------
    ELECTRONIC MANUFACTURING SERVICES -- 0.5%
    Trimble Navigation, Ltd.*            465          21,892
                                                ------------

WILMINGTON FUNDS -- EQUITY FUNDS / Mid-Cap Core Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

================================================================================


                                       SHARES       VALUE
                                       ------       -----
    HOME ENTERTAINMENT SOFTWARE -- 0.4%
    Activision, Inc.*                  1,205    $     18,196
                                                ------------
    IT CONSULTING & OTHER SERVICES -- 0.7%
    Cognizant Technology
      Solutions Corp.*                   265          19,626
    SRA International, Inc. -
      Class A*                           490          14,729
                                                ------------
                                                      34,355
                                                ------------
    SEMICONDUCTORS -- 2.9%
    Freescale Semiconductor, inc.*     1,395          53,024
    Intersil Holding Corp. -
      Class A                            650          15,958
    Micron Technology, Inc.*           1,385          24,099
    National Semiconductor
      Corp.                            1,825          42,942
                                                ------------
                                                     136,023
                                                ------------
  TOTAL INFORMATION TECHNOLOGY                       367,058
                                                ------------
  MATERIALS -- 3.3%
    CONSTRUCTION MATERIALS -- 1.2%
    Vulcan Materials Co.                 700          54,775
                                                ------------
    DIVERSIFIED CHEMICALS -- 1.6%
    Ashland, Inc.                        895          57,083
    FMC Corp.                            315          20,182
                                                ------------
                                                      77,265
                                                ------------
    STEEL -- 0.5%
    Nucor Corp.                          440          21,776
                                                ------------
  TOTAL MATERIALS                                    153,816
                                                ------------
  TELECOMMUNICATION SERVICES -- 3.4%
    INTEGRATED TELECOMMUNICATION SERVICES -- 2.1%
    Citizens Communications Co.        4,400          61,776
    NTL, Inc.                          1,437          36,543
                                                ------------
                                                      98,319
                                                ------------
    WIRELESS TELECOMMUNICATION SERVICES -- 1.3%
    Crown Castle
      International Corp.*               730          25,725
    VeriFone Holdings, Inc.*           1,200          34,260
                                                ------------
                                                      59,985
                                                ------------
  TOTAL TELECOMMUNICATION SERVICES                   158,304
                                                ------------
  UTILITIES -- 8.2%
    ELECTRIC UTILITIES -- 4.5%
    Allegheny Energy, Inc.*              780          31,332
    DPL, Inc.                            865          23,459
    Edison International Co.             695          28,940
    Progress Energy, Inc.              2,200          99,836
    Reliant Energy, Inc.*              2,155          26,528
                                                ------------
                                                     210,095
                                                ------------
    GAS UTILITIES -- 1.6%
    AGL Resources, Inc.                  550          20,075
    ONEOK, Inc.                          540          20,407
    Questar Corp.                        325          26,575
    Southern Union Co.                   420          11,092
                                                ------------
                                                      78,149
                                                ------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.7%
    AES Corp.*                         3,875          79,011
                                                ------------
    MULTI-UTILITIES -- 0.4%
    PG&E Corp.                           435          18,118
                                                ------------
  TOTAL UTILITIES                                    385,373
                                                ------------
  TOTAL COMMON STOCK
    (Cost $4,418,444)                              4,677,871
                                                ------------



                                       SHARES       VALUE
                                       ------       -----

TOTAL INVESTMENTS -- 100.0%
    (Cost $4,418,444)(1)                        $  4,677,871
                                                ============


*    Non-income producing security.
(1) The cost for Federal income tax purposes is $4,433,250. At September 30, 2006 net unrealized appreciation was $244,621. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $388,039, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $143,418.

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Core Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)
  (Showing Percentage of Total Investments)
================================================================================

                                      SHARES        VALUE
                                      ------        -----
COMMON STOCK -- 97.4%
  CONSUMER DISCRETIONARY -- 15.5%
    ADVERTISING -- 0.2%
    aQuantive, Inc.*                   3,000    $     70,860
                                                ------------
    APPAREL RETAIL -- 2.4%
    Aeropostale, Inc.*                 4,265         124,666
    Citi Trends, Inc.*                 4,215         145,460
    Payless ShoeSource, Inc.*          3,100          77,190
    Stage Stores, Inc.                 2,165          63,521
    Tween Brands, Inc.*               12,868         483,837
    Urban Outfitters, Inc.*            7,770         137,451
                                                ------------
                                                   1,032,125
                                                ------------
    APPAREL, ACCESSORIES & LUXURY GOODS -- 2.1%
    Oxford Industries, Inc. (1)        7,400         317,534
    Quicksilver, Inc.* (1)            43,675         530,651
    Unifirst Corp.                     1,400          43,736
                                                ------------
                                                     891,921
                                                ------------
    AUTO PARTS & EQUIPMENT -- 0.6%
    Tenneco, Inc.*                     8,154         190,722
    Visteon Corp.*                     6,600          53,790
                                                ------------
                                                     244,512
                                                ------------
    AUTOMOTIVE RETAIL -- 1.2%
    The Pantry, Inc.*                  1,200          67,644
    United Auto Group, Inc.           18,234         426,676
                                                ------------
                                                     494,320
                                                ------------
    BROADCASTING & CABLE TV -- 0.2%
    Fisher Communications, Inc.*       2,000          83,100
                                                ------------
    CASINOS & GAMING -- 0.3%
    Dover Downs
      Entertainment, Inc.             10,000         121,500
                                                ------------
    CATALOG RETAIL -- 1.1%
    Insight Enterprises, Inc.*        22,480         463,313
                                                ------------
    DEPARTMENT STORES -- 0.1%
    Bon-Ton Stores, Inc.               2,000          59,480
                                                ------------
    EDUCATIONAL SERVICES -- 0.7%
    Laureate Education, Inc.*          6,620         316,833
                                                ------------
    GENERAL MERCHANDISE STORES -- 0.2%
    Big Lots, Inc.*                    4,300          85,183
                                                ------------
    HOMEBUILDING -- 0.5%
    Technical Olympic USA, Inc. (1)   19,700         193,651
                                                ------------
    HOMEFURNISHING RETAIL -- 0.7%
    Aaron Rents, Inc.                  6,300         144,774
    Cost Plus, Inc.*                   6,725          80,498
    Rent-A-Center, Inc.*               1,800          52,722
                                                ------------
                                                     277,994
                                                ------------
    HOTELS, RESORTS & CRUISE LINES -- 0.2%
    Lodgian, Inc.*                     3,500          46,480
    The Marcus Corp.                   2,200          50,534
                                                ------------
                                                      97,014
                                                ------------
    INTERNET RETAIL -- 0.6%
    Nutri System Inc*                  3,855         240,128
                                                ------------
    LEISURE FACILITIES -- 0.2%
    Vail Resorts, Inc.*                2,200          88,044
                                                ------------
    LEISURE PRODUCTS -- 0.8%
    Callaway Golf Co. (1)             24,800         325,128
                                                ------------
    PUBLISHING -- 0.8%
    Interactive Data Corp.*            3,736          74,533


                                      SHARES        VALUE
                                      ------        -----
    Journal Communications,
      Inc. - Class A                  24,366    $    274,605
                                                ------------
                                                     349,138
                                                ------------
    RESTAURANTS -- 2.0%
    AFC Enterprises, Inc.*             6,800          98,192
    Applebee's International, Inc.     7,100         152,721
    RARE Hospitality
      International, Inc.*             2,200          67,232
    Ruby Tuesday, Inc.  (1)           15,411         434,436
    Texas Roadhouse, Inc.*             7,080          86,943
                                                ------------
                                                     839,524
                                                ------------
    SPECIALIZED CONSUMER SERVICES -- 0.2%
    Regis Corp.                        2,300          82,455
                                                ------------
    SPECIALTY STORES -- 0.4%
    Build-A-Bear-Workshop, Inc.*       7,325         166,790
                                                ------------
  TOTAL CONSUMER DISCRETIONARY                     6,523,013
                                                ------------
  CONSUMER STAPLES -- 3.0%
    AGRICULTURAL PRODUCTS -- 0.1%
    Corn Products
      International, Inc.              1,700          55,318
                                                ------------
    FOOD DISTRIBUTORS -- 0.4%
    Performance Food Group Co.*        5,500         154,495
                                                ------------
    FOOD RETAIL -- 0.1%
    Ingles Markets, Inc. -
      Class A                          2,600          68,588
                                                ------------
    HOUSEHOLD PRODUCTS -- 0.4%
    Central Garden & Pet Co.*          3,330         160,706
                                                ------------
    PACKAGED FOODS & MEATS -- 0.5%
    Imperial Sugar Co.                 2,100          65,352
    Ralcorp Holdings, Inc.*            3,011         145,220
                                                ------------
                                                     210,572
                                                ------------
    PERSONAL PRODUCTS -- 1.1%
    Herbalife, Ltd.*                   4,235         160,422
    Playtex Products, Inc.*           22,350         299,490
                                                ------------
                                                     459,912
                                                ------------
    SOFT DRINKS -- 0.4%
    National Beverage Corp.           13,000         154,830
                                                ------------
  TOTAL CONSUMER STAPLES                           1,264,421
                                                ------------
  ENERGY -- 4.3%
    COAL & CONSUMABLE FUELS -- 0.1%
    Evergreen Energy, Inc*             5,800          62,060
                                                ------------
    OIL & GAS DRILLING -- 1.2%
    Pride International, Inc.*         8,835         242,256
    Todco - Class A*                   3,290         113,834
    Unit Corp.*                        3,160         145,265
                                                ------------
                                                     501,355
                                                ------------
    OIL & GAS EQUIPMENT & SERVICES -- 1.6%
    Global Industries Ltd.*            5,100          79,356
    Hanover Compressor Co.*            2,700          49,194
    Hercules Offshore, Inc.*           5,085         157,889
    Lufkin Industries, Inc.            1,000          52,920
    Superior Energy Services, Inc.*    6,425         168,721
    TETRA Technologies, Inc.*          1,800          43,488
    Universal Compression
      Holdings, Inc.*                  2,415         129,082
                                                ------------
                                                     680,650
                                                ------------
    OIL & GAS EXPLORATION & PRODUCTION -- 1.2%
    Range Resources Corp. (1)         15,551         392,507
    St. Mary Land &
      Exploration Co.                  2,600          95,446
                                                ------------
                                                     487,953
                                                ------------

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Core Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

================================================================================

                                      SHARES        VALUE
                                      ------        -----
    OIL & GAS REFINING & MARKETING -- 0.2%
    World Fuel Services Corp.          2,100    $     84,945
                                                ------------
  TOTAL ENERGY                                     1,816,963
                                                ------------
  FINANCIALS -- 15.7%
    ASSET MANAGEMENT & CUSTODY BANKS -- 1.4%
    Affiliated Managers
      Group, Inc.*                     4,895         490,039
    Capital Southwest Corp.              500          59,575
    Technology Investment
      Capital Corp.                    2,400          35,112
                                                ------------
                                                     584,726
                                                ------------
    COMMERCIAL BANKS -- 0.5%
    Placer Sierra Bancshares           9,400         208,774
                                                ------------
    CONSUMER FINANCE -- 0.5%
    World Acceptance Corp.*            4,500         197,910
                                                ------------
    INVESTMENT BANKING & BROKERAGE -- 1.1%
    Knight Capital Group,
      Inc. - Class A*                  4,000          72,800
    OptionsXpress Holdings, Inc.       6,825         190,281
    Stifel Financial Corp.*            6,100         193,614
                                                ------------
                                                     456,695
                                                ------------
    LIFE & HEALTH INSURANCE -- 1.2%
    American Equity
      Investment Life Holding
      Co.                             40,100         492,027
                                                ------------
    PROPERTY & CASUALTY INSURANCE -- 1.6%
    First Acceptance Corp.*            4,500          51,705
    First American Corp.               4,199         177,786
    Midland Co.                        4,267         184,846
    National Interstate Corp.          1,800          44,280
    Navigators Group, Inc.*            3,485         167,315
    Philadelphia Consolidated
      Holding Corp.*                   1,700          67,626
                                                ------------
                                                     693,558
                                                ------------
    REAL ESTATE INVESTMENT TRUSTS -- 3.6%
    Alexandria Real Estate
      Equtiies, Inc.                   1,935         181,503
    Anthracite Capital, Inc.           4,800          61,728
    First Industrial                   1,400          61,600
    Glimcher Realty Trust              1,600          39,648
    Highland Hospitality Corp.        16,347         234,253
    Home Properties, Inc.              1,500          85,740
    Investors Real Estate
      Trust                            4,900          47,824
    Lasalle Hotel Properties           4,265         184,845
    Lexington Corporate
      Properties Trust                 2,100          44,478
    National Retail Properties         2,100          45,360
    NewCastle Investment Corp.         3,300          90,453
    Omega Healthcare
      Investors, Inc.                 15,050         225,900
    Parkway Properties, Inc.             900          41,841
    Pennsylvania Real Estate
      Investment Trust                 2,000          85,140
    Ramco-Gershenson
      Properties Trust                 1,100          35,145
    Sun Communities, Inc.              1,100          35,156
                                                ------------
                                                   1,500,614
                                                ------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.1%
    Jones Lang LaSalle, Inc.           1,910         163,267
    Trammell Crow Co.*                 8,820         322,018
                                                ------------
                                                     485,285
                                                ------------
    REGIONAL BANKS -- 3.7%
    AmericanWest Bancorp               4,000          85,000


                                      SHARES        VALUE
                                      ------        -----
    Capital Corp of The West          10,052  $      311,813
    Centennial Bank Holdings,
      Inc.*  (1)                      18,100         175,208
    Citizens Banking Corp. MI          1,900          49,894
    Cullen/Frost Bankers, Inc.         1,394          80,601
    Enterprise Financial
      Services Corp.                   6,500         200,590
    First Community Bancorp            1,500          83,925
    FNB Corporation                    2,300          38,318
    Glacier Bancorp, Inc.              5,229         178,675
    Heritage Commerce Corp.            8,100         187,434
    Pacific Capital Bancorp.             200           5,394
    S. Y. Bancorp, Inc.                3,045          90,345
    Sterling Financial Corp.           1,900          61,617
    The South Financial
      Group, Inc. (1)                    500          13,015
                                                ------------
                                                   1,561,829
                                                ------------
    THRIFTS & MORTGAGE FINANCE -- 1.0%
    Clifton Savings Bancorp, Inc.      6,600          74,052
    MAF Bancorp, Inc.                  1,000          41,290
    NewAlliance Bancshares, Inc.      10,200         149,430
    Webster Financial Corp.            3,300         155,463
                                                ------------
                                                     420,235
                                                ------------
  TOTAL FINANCIALS                                 6,601,653
                                                ------------
  HEALTH CARE -- 12.3%
    BIOTECHNOLOGY -- 1.6%
    Alkermes, Inc.*                    4,600          72,910
    Human Genome Sciencs, Inc.*        8,000          92,320
    PDL BioPharma, Inc.*               7,915         151,968
    Senomyx, Inc.*                     7,000         107,590
    United Therapeutics Corp.*         4,300         225,922
                                                ------------
                                                     650,710
                                                ------------
    HEALTH CARE DISTRIBUTORS -- 0.5%
    PSS World Medical, Inc.*          10,970         219,290
                                                ------------
    HEALTH CARE EQUIPMENT -- 3.3%
    American Medical Systems
      Holdings, Inc.*                 10,055         185,314
    Edwards Lifesciences
      Corp.*                           5,200         242,268
    Foxhollow Technologies, Inc.*      2,600          88,894
    Hologic, Inc.*                     1,600          69,632
    Intermagnetics General
      Corp.*                           8,130         219,916
    NMT Medical, Inc.*                 7,070         109,231
    Palomar Medical
      Technologies, Inc.*              2,400         101,280
    SonoSite, Inc.*                    5,405         153,502
    Spectranetics Corp.*               5,955          69,674
    SurModics, Inc.*                   2,000          70,240
    Thermogenesis Corp.*              20,000          77,400
                                                ------------
                                                   1,387,351
                                                ------------
    HEALTH CARE FACILITIES -- 1.8%
    Five Star Quality Care,  Inc.*    15,700         168,932
    LCA-Vision, Inc.                     900          37,179
    Medcath Corp.*                     7,900         237,711
    Sunrise Senior Living, Inc.*       6,735         201,175
    United Surgical Partners
      International, Inc.*             4,865         120,798
                                                ------------
                                                     765,795
                                                ------------
    HEALTH CARE SERVICES -- 3.3%
    Cerner Corp.*                      2,200          99,880
    Computer Programs and
      Systems, Inc.                    2,200          72,094

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Core Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

================================================================================

                                      SHARES        VALUE
                                      ------        -----
    HealthExtras, Inc.*                2,200    $     62,282
    Healthways, Inc.*                  1,800          80,280
    Inventiv Health, Inc.*             4,800         153,744
    Pediatrix Medical Group, Inc.*     2,335         106,476
    Per-Se Technologies, Inc.*        20,895         475,988
    Pharmaceutical Product
      Development, Inc.                2,600          92,794
    The Advisory Board Co.*            5,165         260,936
                                                ------------
                                                   1,404,474
                                                ------------
    HEALTH CARE SUPPLIES -- 0.5%
    Gen-Probe, Inc.*                   4,215         197,641
                                                ------------
    PHARMACEUTICALS -- 1.3%
    Adams Respiratory
      Therapeutics*                    3,860         141,237
    CNS Inc.                           3,300          93,159
    Medicis Pharmaceutical
      Corp. - Class A                  1,300          42,055
    Perrigo Co.                        2,200          37,334
    Sciele Pharmaceutical Co.*        12,460         234,747
                                                ------------
                                                     548,532
                                                ------------
  TOTAL HEALTH CARE                                5,173,793
                                                ------------
  INDUSTRIALS -- 22.0%
    AEROSPACE & DEFENSE -- 2.1%
    Armre Holdings, Inc.*              3,565         204,382
    BE Aerospace, Inc*                 2,300          48,507
    DRS Technologies, Inc.            11,013         480,938
    Moog, Inc. - Class A*              3,140         108,832
    Sequa Corp. - Class A*               500          46,930
                                                ------------
                                                     889,589
                                                ------------
    AIR FREIGHT & LOGISTICS -- 0.5%
    UTI Worldwide, Inc.*               7,065         197,608
                                                ------------
    AIRLINES -- 0.1%
    Continental Airlines,
      Inc. - Class B*                  2,100          59,451
                                                ------------
    BUILDING PRODUCTS -- 0.9%
    NCI Building Systems, Inc.*        5,230         304,229
    PGT, INC.*                         5,945          83,587
                                                ------------
                                                     387,816
                                                ------------
    COMMERCIAL PRINTING -- 0.2%
    Innerworkings, Inc.*               6,670          78,372
                                                ------------
    COMMERCIAL SERVICES & SUPPLIES -- 0.3%
    Resources Connection, Inc.*        3,925         105,151
                                                ------------
    CONSTRUCTION & ENGINEERING -- 1.2%
    Comfort Systems USA, Inc.          5,900          67,614
    EMCOR Group, Inc.*                 1,100          60,324
    Granite Construction, Inc.         1,300          69,355
    Perini Corp.*                      7,185         150,023
    Williams Scotsman
      International, Inc.*             7,280         155,501
                                                ------------
                                                     502,817
                                                ------------
    CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 0.4%
    Accuride Corp.*                    4,100          45,141
    JLG Industries, Inc.               2,600          51,506
    Terex Corp.*                       1,308          59,148
                                                ------------
                                                     155,795
                                                ------------
    DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 3.4%
    Amrep Corp.                        1,100          53,757
    G & K Services, Inc. -
      Class A                         11,685         425,684
    Huron Consulting Group, Inc.*      3,820         149,744
    Mobile Mini Inc*                   8,075         229,411


                                      SHARES        VALUE
                                      ------        -----
    School Specialty, Inc.*           14,400    $    508,176
    Viad Corp.                         1,400          49,574
                                                ------------
                                                   1,416,346
                                                ------------
    ELECTRICAL COMPONENTS & EQUIPMENT -- 2.7%
    Acuity Brands, Inc.                1,300          59,020
    Energy Conversion
      Devices, Inc.*                   4,845         179,459
    General Cable Corp.*               1,700          64,957
    Komag, Inc.*                       2,700          86,292
    Powell Industries, Inc.*           1,800          39,834
    Regal-Beloit Corp.                 7,209         313,591
    Superior Essex, Inc.*              8,665         296,776
    Woodward Governor Co.              2,700          90,558
                                                ------------
                                                   1,130,487
                                                ------------
    ENVIRONMENTAL & FACILITIES SERVICES -- 1.0%
    Casella Waste Systems, Inc.*      16,666         172,326
    Waste Connections, Inc.*           7,005         265,560
                                                ------------
                                                     437,886
                                                ------------
    FOOD DISTRIBUTORS -- 0.3%
    Andersons, Inc.                    3,980         135,917
                                                ------------
    HUMAN RESOURCE & EMPLOYMENT SERVICES -- 1.2%
    Kenexa Corp.*                      6,190         156,112
    Korn/Ferry International,
      Inc.*                           16,600         347,604
                                                ------------
                                                     503,716
                                                ------------
    INDUSTRIAL MACHINERY -- 3.3%
    Acco Brands Corp.* (1)            11,700         260,442
    Barnes Group, Inc.                11,300         198,428
    Clarcor, Inc.                      2,500          76,225
    Dynamic Materials Corp.            2,400          77,808
    ESCO Technologies, Inc.*           1,800          82,872
    Gardner Denver, Inc.*              1,500          49,620
    IDEX Corp.                         2,210          95,140
    Kaydon Corp.                      14,253         527,646
    Mascotech, Inc. Escrow*            2,321              --
                                                ------------
                                                   1,368,181
                                                ------------
    MARINE -- 0.9%
    Kirby Corp.*                      12,180         381,599
                                                ------------
    OFFICE SERVICES & SUPPLIES -- 0.8%
    American Reprographics Co.*        1,300          41,678
    Knoll, Inc.                       15,600         315,120
                                                ------------
                                                     356,798
                                                ------------
    RAILROADS -- 0.4%
    Florida East Coast
      Industries, Inc.                 1,000          57,080
    Railamerica, Inc.*                10,347         112,989
                                                ------------
                                                     170,069
                                                ------------
    TRADING COMPANIES & DISTRIBUTORS -- 1.3%
    Interline Brands, Inc.*           16,178         399,273
    Lawson Products, Inc.              1,300          54,496
    Wesco International, Inc.*         1,624          94,241
                                                ------------
                                                     548,010
                                                ------------
    TRUCKING -- 1.0%
    Dollar Thrifty Automotive
      Group, Inc.*                     1,100          49,027
    Landstar System, Inc.              4,660         198,982
    Vitran Corp. Com*                 10,100         186,850
                                                ------------
                                                     434,859
                                                ------------
  TOTAL INDUSTRIALS                                9,260,467
                                                ------------

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Core Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

================================================================================

                                      SHARES        VALUE
                                      ------        -----
  INFORMATION TECHNOLOGY -- 17.1%
    APPLICATION SOFTWARE -- 1.3%
    ANSYS, Inc.*                       1,200    $     53,016
    Blackbaud, Inc.                    3,200          70,368
    Transaction Systems
      Architects, Inc.*                5,927         203,414
    Witness Systems, Inc.*            13,260         232,448
                                                ------------
                                                     559,246
                                                ------------
    COMMUNICATIONS EQUIPMENT -- 2.5%
    Alvarion Ltd.*                     8,335          53,261
    Arris Group, Inc.*                 5,500          63,030
    Belden CDT, Inc.                   1,900          72,637
    Bookham, Inc.*                    10,720          34,518
    Ciena Corp.*                       2,831          77,145
    CommScope, Inc.*                   1,700          55,862
    Comtech Group, Inc.*              10,680         159,879
    Harmonic, Inc.*                   20,910         153,688
    Oplink Communications, Inc.*       4,715          94,206
    Sirenza Microdevices, Inc.*       15,510         122,529
    Symmetricom, Inc.*                18,185         146,753
                                                ------------
                                                   1,033,508
                                                ------------
    COMPUTER HARDWARE -- 0.1%
    Palm, Inc.*                        3,000          43,680
                                                ------------
    COMPUTER STORAGE & PERIPHERALS -- 1.1%
    Electronics for Imaging, Inc.*    12,285         281,081
    Novatel Wireless, Inc.*           14,160         136,361
    Synaptics, Inc.*                   1,810          44,109
                                                ------------
                                                     461,551
                                                ------------
    DATA PROCESSING & OUTSOURCED SERVICES -- 1.4%
    Alliance Data Systems
      Corp.*                           5,600         309,064
    eFUNDS Corp.*                      2,300          55,614
    Gevity HR, Inc.                    1,900          43,282
    Global Payments, Inc.              1,600          70,416
    WNS Holdings Ltd.*                 4,300         122,765
                                                ------------
                                                     601,141
                                                ------------
    ELECTRONIC EQUIPMENT MANUFACTURERS -- 1.4%
    Coherent, Inc.*                    2,700          93,582
    FLIR Systems, Inc.* (1)            6,000         162,960
    Itron, Inc.*                       3,555         198,369
    Technitrol, Inc.                   3,900         116,415
                                                ------------
                                                     571,326
                                                ------------
    INTERNET SOFTWARE & SERVICES -- 3.2%
    Cogent Communications
      Group, Inc.*                     5,000          57,950
    Digital Insight Corp.*             2,415          70,808
    Equinix, Inc.*                     4,490         269,849
    Interwoven, Inc.*                 21,672         239,042
    Skillsoft PLC Sponsored
      ADR*                            78,425         501,136
    Stellent, Inc.                    18,400         199,456
                                                ------------
                                                   1,338,241
                                                ------------
    IT CONSULTING & OTHER SERVICES -- 1.1%
    Covansys Corp.*                    4,200          71,988
    Gartner, Inc. - Class A*           5,920         104,133
    Lionbridge Technologies, Inc.*    19,400         148,022
    MAXIMUS, Inc.                      2,300          60,030
    Modis Professional
      Services, Inc.*                  5,500          83,105
                                                ------------
                                                     467,278
                                                ------------
    SEMICONDUCTOR EQUIPMENT -- 0.9%
    Cymer, Inc.*                       1,100          48,301


                                      SHARES        VALUE
                                      ------        -----
    Emcore Corp.*                     11,650    $     68,968
    FEI Co.*                          12,190         257,331
                                                ------------
                                                     374,600
                                                ------------
    SEMICONDUCTORS -- 2.8%
    ANADIGICS, Inc.*                   8,270          59,213
    Asyst Technologies, Inc.*          6,200          41,912
    Exar Corp.*                        4,800          63,792
    Form Factor, Inc.*                 1,200          50,556
    Integrated Device
      Technology, Inc.*               17,700         284,262
    International Rectifier
      Corp.*                           2,665          92,849
    Microsemi Corp.*                   3,400          64,090
    Netlogic Microsystems, Inc.*       4,580         116,195
    Sigma Designs, Inc.*               2,395          35,805
    Silicon Image, Inc.*              17,885         227,497
    Supertex, Inc.*                    3,640         141,487
                                                ------------
                                                   1,177,658
                                                ------------
    SYSTEMS SOFTWARE -- 0.6%
    MICROS Systems, Inc.*              1,300          63,596
    Vasco Data Security
      International, Inc.*            20,500         212,380
                                                ------------
                                                     275,976
                                                ------------
    TECHNOLOGY DISTRIBUTORS -- 0.7%
    ScanSource, Inc.*                  7,500         227,475
    Synnex Corp.*                      2,200          50,622
                                                ------------
                                                     278,097
                                                ------------
  TOTAL INFORMATION TECHNOLOGY                     7,182,302
                                                ------------
  MATERIALS -- 4.4%
    DIVERSIFIED METALS & MINING -- 0.9%
    Compass Minerals
      International, Inc.             13,820         391,244
                                                ------------
    INDUSTRIAL GASES -- 1.3%
    Airgas, Inc.                      15,030         543,635
                                                ------------
    METAL & GLASS CONTAINERS -- 0.7%
    Greif Brothers Corp. -
      Class A                          3,431         274,858
                                                ------------
    SPECIALTY CHEMICALS -- 0.9%
    Ferro Corp.                       12,300         218,694
    Fuller,  Co.                       3,600          84,384
    Minerals Technologies, Inc.          700          37,380
    NewMarket Corp.                      200          11,632
    PolyOne Corp.*                     5,400          44,982
                                                ------------
                                                     397,072
                                                ------------
    STEEL -- 0.6%
    Carpenter Technology Corp.           800          86,008
    Castle  & Co.                      2,600          69,784
    Commercial Metals Co.              2,800          56,924
    Oregon Steel Mills, Inc.*          1,000          48,870
                                                ------------
                                                     261,586
                                                ------------
  TOTAL MATERIALS                                  1,868,395
                                                ------------
  TELECOMMUNICATION SERVICES -- 0.2%
    INTEGRATED TELECOMMUNICATION SERVICES -- 0.2%
    CT Communications, Inc.            3,800          82,536
                                                ------------
  TOTAL TELECOMMUNICATION SERVICES                    82,536
                                                ------------
  UTILITIES -- 2.9%
    ELECTRIC UTILITIES -- 0.7%
    El Paso Electric Co.*             10,936         244,310
    Otter Tail Power Co.               1,800          52,632
                                                ------------
                                                     296,942
                                                ------------

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Core Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

================================================================================

                                      SHARES        VALUE
                                      ------        -----
    GAS UTILITIES -- 1.8%
    AGL Resources, Inc. (1)            5,138    $    187,537
    EnergySouth, Inc.                  2,800          94,500
    Nicor, Inc.                        1,400          59,864
    Southern Union Co.  (1)           13,134         346,881
    Southwest Gas Corp.                2,300          76,636
                                                ------------
                                                     765,418
                                                ------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
    Black Hills Corp.                  1,400          47,054
                                                ------------
    MULTI-UTILITIES -- 0.3%
    CH Energy Group, Inc.              2,100         108,087
                                                ------------
  TOTAL UTILITIES                                  1,217,501
                                                ------------
  TOTAL COMMON STOCK
    (Cost $35,119,594)                            40,991,044
                                                ------------
SHORT-TERM INVESTMENTS -- 2.6%
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series*          543,839         543,839
    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series*          543,838         543,838
                                                ------------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $1,087,677)                              1,087,677
                                                ------------

TOTAL INVESTMENTS -- 100.0%
    (Cost $36,207,271)(2)                       $ 42,078,721(3)
                                                ============

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
  SECURITIES
  FLOATING RATE NOTE
      Grennwich Capital, .28%,
      510/  31/06                    371,100         371,100
      Tango Finance Corp.,
      5.29%,   10/30/06              244,146         244,146
                                                ------------
  TOTAL FLOATING RATE NOTE                           615,246
                                                ------------
  INSTITUTIONAL MONEY MARKET TRUST
      Institutional Money
      Market Trust, 5.31%,
      10/02/06                     1,943,431       1,943,431
                                                ------------
  TIME DEPOSIT
      Societe Generale,
      5.31%, 10/02/06                 15,228          15,228
                                                ------------
  TOTAL SHORT-TERM INVESTMENTS HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (Cost $2,573,905)                           2,573,905(4)
                                                ------------
*   Non-income producing security.

(1)  Security partially or fully on loan.

(2) The cost for Federal income tax purposes is $36,612,643. At September 30, 2006 net unrealized appreciation was $5,466,078. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $6,380,916, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $914,838.

(3) At September 30, 2006, the market value of securities on loan for the Small-Cap Core Fund was $2,449,136.

(4) The investments held as collateral on loaned securities represented 6.2% of the net assets of the Small-Cap Core Fund.

ADR  - American Depository Receipt

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Growth Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)
  (Showing Percentage of Total Investments)
================================================================================


                                       SHARES      VALUE
                                       ------      -----
COMMON STOCK -- 99.8%
  CONSUMER DISCRETIONARY -- 11.3%
    ADVERTISING -- 0.5%
    aQuantive, Inc.*                     415    $      9,802
                                                ------------
    APPAREL RETAIL -- 0.7%
    Dress Barn, Inc.*                    330           7,201
    Jos. A. Bank Clothiers, Inc.*        230           6,891
                                                ------------
                                                      14,092
                                                ------------
    APPAREL, ACCESSORIES & LUXURY GOODS -- 2.3%
    Carter's, Inc.*                      400          10,556
    Cherokee, Inc.                     1,000          36,610
                                                ------------
                                                      47,166
                                                ------------
    AUTO PARTS & EQUIPMENT -- 0.6%
    Visteon Corp.*                     1,420          11,573
                                                ------------
    AUTOMOBILE MANUFACTURERS -- 0.4%
    Thor Industries, Inc.                220           9,057
                                                ------------
    AUTOMOTIVE RETAIL -- 0.6%
    The Pantry, Inc.*                    210          11,838
                                                ------------
    CATALOG RETAIL -- 1.2%
    Coldwater Creek, Inc.*               907          26,085
                                                ------------
    COMPUTER & ELECTRONICS RETAIL -- 0.5%
    GameStop Corp. - Class A*            210           9,719
                                                ------------
    FOOTWEAR -- 0.5%
    Skechers U.S.A., Inc. - Class A*     470          11,050
                                                ------------
    HOMEFURNISHING RETAIL -- 0.8%
    Select Comfort Corp.*                750          16,410
                                                ------------
    HOUSEWARES & SPECIALTIES -- 0.8%
    Jarden Corp.*                        360          11,869
    Lifetime Brands, Inc.                280           5,186
                                                ------------
                                                      17,055
                                                ------------
    LEISURE FACILITIES -- 0.3%
    Life Time Fitness, Inc.*             160           7,406
                                                ------------
    PUBLISHING -- 0.4%
    The Readers Digest
      Association, Inc.                  600           7,776
                                                ------------
    RESTAURANTS -- 0.6%
    McCormick & Schmick's
      Seafood Restaurants, Inc.*         525          11,807
                                                ------------
    SPECIALIZED CONSUMER SERVICES -- 1.1%
    Matthews International
      Corp. - Class A                    330          12,147
    Pre-Paid Legal Services, Inc.        280          11,108
                                                ------------
                                                      23,255
                                                ------------
  TOTAL CONSUMER DISCRETIONARY                       234,091
                                                ------------
  CONSUMER STAPLES -- 4.7%
    FOOD RETAIL -- 0.8%
    Great Atlantic & Pacific
      Tea Co., Inc.                      680          16,375
                                                ------------
    PACKAGED FOODS & MEATS -- 0.9%
    Lancaster Colony Corp.               420          18,799
                                                ------------
    PERSONAL PRODUCTS -- 0.6%
    Playtex Products, Inc.*              900          12,060
                                                ------------
    SOFT DRINKS -- 2.4%
    Coca-Cola Bottling Co.               300          18,573
    National Beverage Corp.            2,720          32,395
                                                ------------
                                                      50,968
                                                ------------
  TOTAL CONSUMER
  STAPLES                                             98,202
                                                ------------



                                       SHARES      VALUE
                                       ------      -----
  ENERGY -- 8.2%
    COAL & CONSUMABLE FUELS -- 0.6%
    Foundation Coal Holdings, Inc.       400    $     12,948
                                                ------------
    OIL & GAS EQUIPMENT & SERVICES -- 4.2%
    CARBO Ceramics, Inc.                 205           7,386
    Dril-Quip, Inc*                      185          12,521
    Global Industries Ltd.*              550           8,558
    Hornbeck Offshore
      Services, Inc.*                    280           9,380
    Lone Star Technologies, Inc.*        145           7,015
    Lufkin Industries, Inc.              150           7,938
    Oceaneering International, Inc.*     240           7,392
    Oil States International, Inc.*      230           6,325
    Superior Energy Services, Inc.*      300           7,878
    TETRA Technologies, Inc.*            500          12,080
                                                ------------
                                                      86,473
                                                ------------
    OIL & GAS EXPLORATION & PRODUCTION -- 2.6%
    Atlas America, Inc.*                 135           5,762
    ATP Oil & Gas Co.*                   220           8,127
    Carrizo Oil & Gas Inc.*              380           9,800
    Clayton Williams Energy Inc.*        225           6,817
    Goodrich Petroleum Corp.*            280           8,434
    St. Mary Land & Exploration Co.      280          10,279
    W&T Offshore, Inc.                   190           5,550
                                                ------------
                                                      54,769
                                                ------------
    OIL & GAS REFINING & MARKETING -- 0.8%
    World Fuel Services Corp.            380          15,371
                                                ------------
  TOTAL ENERGY                                       169,561
                                                ------------
  FINANCIALS -- 12.2%
    CONSUMER FINANCE -- 1.6%
    Advanta Corp. - Class B              300          11,070
    Asta Funding, Inc.                   420          15,746
    Compucredit Corp.*                   250           7,552
                                                ------------
                                                      34,368
                                                ------------
    INSURANCE BROKERS -- 0.5%
    National Financial Partners Corp.    260          10,668
                                                ------------
    LIFE & HEALTH INSURANCE -- 0.6%
    Universal American Financial
       Corp.*                            765          12,294
                                                ------------
    PROPERTY & CASUALTY INSURANCE -- 0.8%
    National Interstate Corp.            320           7,872
    Tower Group, Inc.                    260           8,671
                                                ------------
                                                      16,543
                                                ------------
    REAL ESTATE INVESTMENT TRUSTS -- 3.1%
    Entertainment Properties Trust       240          11,837
    Getty Realty Corp                    980          28,694
    Inland Real Estate Corp.             715          12,527
    Washington Real Estate
      Investment Trust                   300          11,940
                                                ------------
                                                      64,998
                                                ------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.1%
    Jones Lang LaSalle, Inc.             380          32,482
    Move Inc.*                         2,100          10,311
                                                ------------
                                                      42,793
                                                ------------
    REGIONAL BANKS -- 0.7%
    SVB Financial Group*                 195           8,705
    UCBH Holdings, Inc.                  320           5,587
                                                ------------
                                                      14,292
                                                ------------

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Growth Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

================================================================================


                                       SHARES      VALUE
                                       ------      -----
    SPECIALIZED FINANCE -- 1.1%
    Nasdaq Stock Market, Inc.*           480  $       14,515
    NYSE Group, Inc.*                    120           8,970
                                                ------------
                                                      23,485
                                                ------------
    THRIFTS & MORTGAGE FINANCE -- 1.7%
    NewAlliance Bancshares, Inc.       2,400          35,160
                                                ------------
  TOTAL
  FINANCIALS                                         254,601
                                                ------------
  HEALTH CARE -- 18.7%
    BIOTECHNOLOGY -- 2.5%
    Amylin Pharmaceuticals, Inc.*        280          12,339
    Illumina, Inc.*                      380          12,555
    Isis Pharmaceuticals, Inc.*        1,400          10,052
    Nuvelo, Inc.*                        620          11,309
    Sirna Therapeutics, Inc.*          1,040           5,793
                                                ------------
                                                      52,048
                                                ------------
    HEALTH CARE DISTRIBUTORS -- 0.5%
    Owens & Minor, Inc.                  340          11,183
                                                ------------
    HEALTH CARE EQUIPMENT -- 5.8%
    AngioDynamics, Inc.*                 400           8,284
    Arthrocare Corp.*                    295          13,824
    Candela Corp.*                       540           5,891
    Conor Medsystems, Inc.*              510          12,021
    Hologic, Inc.*                       280          12,186
    International Remote
      Imaging Systems, Inc.*             575           6,613
    Intuitive Surgical, Inc.*            150          15,817
    Mentor Corp.                         160           8,062
    Meridian Diagnostics, Inc.           300           7,053
    Palomar Medical
      Technologies, Inc.*                320          13,504
    Vital Signs, Inc.                    200          11,322
    Wright Medical Group,
      Inc.*                              240           5,820
                                                ------------
                                                     120,397
                                                ------------
    HEALTH CARE FACILITIES -- 1.9%
    Medcath Corp.*                       660          19,859
    Natiional HealthCare Corp.           200          10,746
    Psychiatric Solutions, Inc.*         230           7,841
                                                ------------
                                                      38,446
                                                ------------
    HEALTH CARE SERVICES -- 3.2%
    Air Methods Corp.*                   400           9,440
    Computer Programs and
      Systems, Inc.                      190           6,226
    HealthExtras, Inc.*                  480          13,589
    Inventiv Health, Inc.*               360          11,531
    Phase Forward, Inc.*               1,100          13,134
    Trizetto Group, Inc.*                825          12,490
                                                ------------
                                                      66,410
                                                ------------
    HEALTH CARE SUPPLIES -- 1.1%
    Arrow International, Inc.            240           7,634
    Lifecell Corp.*                      495          15,949
                                                ------------
                                                      23,583
                                                ------------
    MANAGED HEALTH CARE -- 1.6%
    Wellcare Health Plans, Inc.*         590          33,412
                                                ------------
    PHARMACEUTICALS -- 2.1%
    CNS Inc.                             500          14,115
    ICOS Corp.*                          240           6,014
    K-V Pharmaceutical Company -
       Class A*                          180           4,266
    New River Pharmaceuticals,
       Inc.*                             380           9,778



                                       SHARES      VALUE
                                       ------      -----

    Perrigo Co.                          500    $      8,485
                                                ------------
                                                      42,658
                                                ------------
  TOTAL HEALTH
  CARE                                               388,137
                                                ------------
  INDUSTRIALS -- 18.5%
    AEROSPACE & DEFENSE -- 2.2%
    Essex Corp.*                         555           9,657
    Orbital Sciences Corp.*              640          12,013
    Teledyne Technologies, Inc.*         305          12,078
    United Industrial Corp.              240          12,840
                                                ------------
                                                      46,588
                                                ------------
    AIR FREIGHT & LOGISTICS -- 3.0%
    ABX Air, Inc.*                     1,740           9,779
    Forward Air Corp.                  1,125          37,226
    Hub Group, Inc. - Class A*           660          15,035
                                                ------------
                                                      62,040
                                                ------------
    AIRLINES -- 1.9%
    AirTran Holdings, Inc.*              620           6,150
    Continental Airlines, Inc. -
       Class B*                          520          14,721
    Mesa Air Group, Inc.*                960           7,450
    World Air Holdings, Inc.*          1,160          10,440
                                                ------------
                                                      38,761
                                                ------------
    BUILDING PRODUCTS -- 0.6%
    NCI Building Systems, Inc.*          210          12,216
                                                ------------
    COMMERCIAL PRINTING -- 0.4%
    Cenveo, Inc.*                        480           9,033
                                                ------------
    CONSTRUCTION & ENGINEERING -- 0.4%
    Westinghouse Air Brake Co.           320           8,682
                                                ------------
    CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 1.3%
    Astec Industries, Inc.*              355           8,964
    JLG Industries, Inc.                 400           7,924
    The Manitowoc Co., Inc.              200           8,958
                                                ------------
                                                      25,846
                                                ------------
    DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 1.0%
    Amrep Corp.                          160           7,819
    McGrath RentCorp                     530          13,568
                                                ------------
                                                      21,387
                                                ------------
    ELECTRICAL COMPONENTS & EQUIPMENT -- 1.3%
    Energy Conversion
      Devices, Inc.*                     220           8,149
    Komag, Inc.*                         250           7,990
    Superior Essex, Inc.*                300          10,275
                                                ------------
                                                      26,414
                                                ------------
    ENVIRONMENTAL & FACILITIES SERVICES -- 1.2%
    Rollins, Inc.                      1,220          25,754
                                                ------------
    HUMAN RESOURCE & EMPLOYMENT SERVICES -- 1.3%
    Administaff, Inc.                    295           9,941
    Comsys IT Partners Inc.*             940          16,159
                                                ------------
                                                      26,100
                                                ------------
    INDUSTRIAL MACHINERY -- 1.6%
    3-D Systems Corp.*                   485           8,895
    Dynamic Materials Corp.              380          12,320
    ESCO Technologies, Inc.*             260          11,970
                                                ------------
                                                      33,185
                                                ------------
    TRADING COMPANIES & DISTRIBUTORS -- 1.4%
    Beacon Roofing Supply,
      Inc.*                              305           6,173
    Lawson Products, Inc.                420          17,606

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Growth Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

================================================================================


                                       SHARES      VALUE
                                       ------      -----
    Wesco International, Inc.*           100    $      5,803
                                                ------------
                                                      29,582
                                                ------------
    TRUCKING -- 0.9%
    Heartland Express, Inc.              653          10,239
    Knight Transportation,
      Inc.                               500           8,475
                                                ------------
                                                      18,714
                                                ------------
  TOTAL
  INDUSTRIALS                                        384,302
                                                ------------
  INFORMATION TECHNOLOGY -- 22.0%
    APPLICATION SOFTWARE -- 2.9%
    Blackboard, Inc.*                    360           9,540
    Concur Technologies, Inc.*         2,015          29,318
    MapInfo Corp.*                     1,080          13,856
    Transaction Systems
      Architects, Inc.*                  190           6,521
                                                ------------
                                                      59,235
                                                ------------
    COMMUNICATIONS EQUIPMENT -- 3.1%
    Arris Group, Inc.*                 1,700          19,482
    Comtech Telecommunications
      Corp.*                             400          13,392
    Endwave Corp.*                       760           9,181
    Interdigital
      Communications Corp.*              410          13,981
    Viasat, Inc.*                        335           8,402
                                                ------------
                                                      64,438
                                                ------------
    COMPUTER HARDWARE -- 0.7%
    Palm, Inc.*                          370           5,387
    Stratasys, Inc.*                     385          10,168
                                                ------------
                                                      15,555
                                                ------------
    COMPUTER STORAGE & PERIPHERALS -- 0.3%
    Prestek, Inc.*                     1,215           6,549
                                                ------------
    DATA PROCESSING & OUTSOURCED SERVICES -- 2.9%
    Euronet Worldwide, Inc.*             575          14,116
    Gevity HR, Inc.                    1,540          35,081
    MoneyGram International, Inc.        380          11,043
                                                ------------
                                                      60,240
                                                ------------
    ELECTRONIC EQUIPMENT MANUFACTURERS -- 1.1%
    Itron, Inc.*                         250          13,950
    LoJack Corp.*                        460           9,011
                                                ------------
                                                      22,961
                                                ------------
    INTERNET SOFTWARE & SERVICES -- 4.2%
    Cybersource Corp.*                   960          11,357
    HouseValues, Inc.*                   945           5,519
    Interwoven, Inc.*                  1,860          20,516
    Online Resources Corp.*            2,015          24,684
    Travelzoo, Inc.*                     200           5,764
    Webex Communications, Inc.*          520          20,290
                                                ------------
                                                      88,130
                                                ------------
    IT CONSULTING & OTHER SERVICES -- 0.7%
    Covansys Corp.*                      835          14,312
                                                ------------
    SEMICONDUCTOR EQUIPMENT -- 1.8%
    ATMI, Inc.*                          440          12,791
    Emcore Corp.*                      1,760          10,419
    Photronics, Inc.*                    560           7,913
    Sirf Technology Holdings, Inc.*      295           7,077
                                                ------------
                                                      38,200
                                                ------------
    SEMICONDUCTORS -- 3.0%
    Amis Holdings, Inc.*                 860           8,161
    DSP Group, Inc*                      370           8,454
    Form Factor, Inc.*                   220           9,269



                                       SHARES      VALUE
                                       ------      -----
    Microsemi Corp.*                     495    $      9,331
    Netlogic Microsystems,
      Inc.*                              635          16,110
    Trident Microsystems, Inc.*          450          10,467
                                                ------------
                                                      61,792
                                                ------------
    SYSTEMS SOFTWARE -- 1.3%
    Quality Systems, Inc.                300          11,637
    Vasco Data Security
      International, Inc.*             1,480          15,333
                                                ------------
                                                      26,970
                                                ------------
  TOTAL INFORMATION
  TECHNOLOGY                                         458,382
                                                ------------
  MATERIALS -- 3.0%
    ALUMINUM -- 0.2%
    Aleris International Inc*            100           5,054
                                                ------------
    DIVERSIFIED METALS & MINING -- 0.6%
    Titanium Metals Corp.*               460          11,629
                                                ------------
    STEEL -- 2.2%
    AK Steel Holding Corp.*            1,120          13,597
    Cleveland-Cliffs, Inc.               660          25,152
    Reliance Steel & Aluminum Co.        240           7,714
                                                ------------
                                                      46,463
                                                ------------
  TOTAL MATERIALS                                     63,146
                                                ------------
  TELECOMMUNICATION SERVICES -- 1.2%
    WIRELESS TELECOMMUNICATION SERVICES -- 1.2%
    Centennial
      Communications, Inc.             1,975          10,526
    SBA Communications Corp. -
      Class A*                           560          13,625
                                                ------------
                                                      24,151
                                                ------------
  TOTAL TELECOMMUNICATION SERVICES                    24,151
                                                ------------
  TOTAL COMMON STOCK
    (Cost $1,991,801)                              2,074,573
                                                ------------
SHORT-TERM INVESTMENTS -- 0.2%
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series             2,046           2,046
    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series             2,046           2,046
                                                ------------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $4,092)                                      4,092
                                                ------------

TOTAL INVESTMENTS -- 100.0%
    (Cost $1,995,893)(1)                        $  2,078,665
                                                ============

*    Non-income producing security.

(1) The cost for Federal income tax purposes is $2,000,681. At September 30, 2006 net unrealized appreciation was $77,984. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $213,780, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $135,796.

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Value Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)
  (Showing Percentage of Total Investments)
================================================================================


                                      SHARES       VALUE
                                      ------       -----
COMMON STOCK -- 97.0%
  CONSUMER DISCRETIONARY -- 12.5%
    AUTO PARTS & EQUIPMENT -- 1.6%
    Tenneco, Inc.*                       245    $      5,730
    Visteon Corp.*                     2,245          18,297
                                                ------------
                                                      24,027
                                               -------------
    BROADCASTING & CABLE TV -- 1.1%
    Fisher Communications,
      Inc.*                              420          17,451
                                                ------------
    CASINOS & GAMING -- 0.3%
    Riviera Holdings Corp.*              205           4,188
                                                ------------
    FOOTWEAR -- 0.9%
    Skechers U.S.A., Inc. -
      Class A*                           575          13,518
                                                ------------
    HOMEBUILDING -- 0.2%
    Orleans Homebuilders, Inc.           280           3,284
                                                ------------
    HOTELS, RESORTS & CRUISE LINES -- 2.7%
    The Marcus Corp.                   1,810          41,576
                                                ------------
    HOUSEWARES & SPECIALTIES -- 1.6%
    American Greetings Corp.           1,040          24,045
                                                ------------
    INTERNET RETAIL -- 0.4%
    FTD Group, Inc.*                     460           7,107
                                                ------------
    LEISURE FACILITIES -- 0.3%
    Six Flags, Inc.*                     910           4,759
                                                ------------
    LEISURE PRODUCTS -- 0.6%
    Oakley, Inc.                         275           4,689
    RC2 Corp.*                           125           4,191
                                                ------------
                                                       8,880
                                                ------------
    RESTAURANTS -- 1.2%
    AFC Enterprises, Inc.*               490           7,076
    Luby's, Inc.*                        695           6,860
    Papa John's
      International, Inc.*               140           5,055
                                                ------------
                                                      18,991
                                                ------------
    SPECIALTY STORES -- 0.4%
    Cabela's, Inc. - Class A*            265           5,759
                                                ------------
    TIRES & RUBBER -- 1.2%
    Bandag, Inc.                         440          18,058
                                                ------------
  TOTAL CONSUMER DISCRETIONARY                       191,643
                                                ------------
  CONSUMER STAPLES -- 5.1%
    BREWERS -- 0.3%
    The Boston Beer Co., Inc.
      - Class A*                         145           4,763
                                                ------------
    FOOD DISTRIBUTORS -- 0.7%
    Performance Food Group
      Co.*                               165           4,635
    Spartan Stores, Inc.                 355           5,999
                                                ------------
                                                      10,634
                                                ------------
    FOOD RETAIL -- 1.7%
    Casey's General Stores,
      Inc.                               370           8,240
    Great Atlantic & Pacific
      Tea Co., Inc.                      520          12,521
    Ingles Markets, Inc. -
      Class A                            210           5,540
                                                ------------
                                                      26,301
                                                ------------
    PACKAGED FOODS & MEATS -- 2.4%
    Imperial Sugar Co.                   595          18,517
    Lancaster Colony Corp.               420          18,799
                                                ------------
                                                      37,316
                                                ------------
  TOTAL CONSUMER STAPLES                              79,014
                                                ------------


                                      SHARES       VALUE
                                      ------       -----
  ENERGY -- 6.7%
    COAL & CONSUMABLE FUELS -- 0.3%
    USEC, Inc.                           475    $      4,579
                                                ------------
    OIL & GAS EQUIPMENT & SERVICES -- 5.2%
    Bristow Group, Inc.*                 805          27,692
    Maverick Tube Corp.*                  10             648
    NS Group, Inc.*                      660          42,603
    Oil States International,
      Inc.*                              130           3,575
    Veritas DGC, Inc.*                    85           5,595
                                                ------------
                                                      80,113
                                                ------------
    OIL & GAS EXPLORATION & PRODUCTION -- 1.2%
    Callon Petroleum Co.*                505           6,848
    Edge Petroleum Corp.*                225           3,705
    W&T Offshore, Inc.                   280           8,179
                                                ------------
                                                      18,732
                                                ------------
  TOTAL ENERGY                                       103,424
                                                ------------
  FINANCIALS -- 36.3%
    ASSET MANAGEMENT & CUSTODY BANKS -- 4.5%
    Apollo Investment Corp.              600          12,306
    Capital Southwest Corp.              330          39,320
    Gladstone Capital Corp.              405           8,914
    Technology Investment
      Capital Corp.                      613           8,968
                                                ------------
                                                      69,508
                                                ------------
    CONSUMER FINANCE -- 1.0%
    Advanta Corp. - Class B              415          15,313
                                                ------------
    INVESTMENT BANKING & BROKERAGE -- 0.8%
    Knight Capital Group,
      Inc. - Class A*                    660          12,012
                                                ------------
    LIFE & HEALTH INSURANCE -- 3.4%
    American Equity
      Investment Life Holding
      Co.                                685           8,405
    Great American Financial
      Resources, Inc.                    315           6,593
    Kansas City Life
      Insurance Co.                      715          32,561
    Universal American
      Financial Corp.*                   330           5,303
                                                ------------
                                                      52,862
                                                ------------
    PROPERTY & CASUALTY INSURANCE -- 8.5%
    American Physicians
      Capital, Inc.*                     200           9,676
    Argonaut Group, Inc.*                280           8,688
    Baldwin & Lyons, Inc. -
      Class B                            340           8,235
    First Acceptance Corp.*              855           9,824
    FPIC Insurance Group,
      Inc.*                              250           9,902
    Infinity Property &
      Casual Corp.                       260          10,694
    LandAmerica Financial
      Group, Inc.                        115           7,566
    National Interstate Corp.          1,345          33,087
    Navigators Group, Inc.*              115           5,521
    ProAssurance Corp.*                  195           9,610
    Seabright Insurance
      Holdings*                          475           6,636
    Zenith National Insurance
      Corp.                              300          11,967
                                                ------------
                                                     131,406
                                                ------------
    REAL ESTATE INVESTMENT TRUSTS -- 8.2%
    BioMed Realty Trust, Inc.            575          17,446
    DiamondRock Hospitality
      Co.                                765          12,707
    Entertainment Properties
      Trust                              100           4,932
    First Potomac Realty Trust           155           4,684
    HomeBanc Corp.                       500           3,075

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Value Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

================================================================================

                                      SHARES       VALUE
                                      ------       -----
    Inland Real Estate Corp.             590    $     10,337
    LTC Properties, Inc.                 665          16,126
    Maguire Properties, Inc.             200           8,148
    National Health
      Investors, Inc.                    340           9,632
    Nationwide Health
      Properties, Inc.                 1,445          38,639
                                                ------------
                                                     125,726
                                                ------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.8%
    Trammell Crow Co.*                   350          12,779
                                                ------------
   REGIONAL BANKS -- 5.3%
    Community Bancorp*                   215           6,560
    Heritage Commerce Corp.              250           5,785
    MainSource Financial
      Group, Inc.                      1,465          24,861
    Signature Bank*                      275           8,506
    Sterling Financial Corp.             445          14,431
    Sun Bancorp, Inc.*                   388           7,306
    Superior Bancorp.*                   610           7,015
    The Bancorp Bank*                    265           6,755
                                                ------------
                                                      81,219
                                                ------------
    SPECIALIZED FINANCE -- 0.5%
    NYSE Group, Inc.*                     95           7,101
                                                ------------
    THRIFTS & MORTGAGE FINANCE -- 3.3%
    BFC Financial Corp. -
      Class A*                           940           5,489
    Clifton Savings Bancorp,
      Inc.                               655           7,349
    FirstFed Financial Corp.*            165           9,359
    NewAlliance Bancshares,
      Inc.                             1,595          23,367
    Ocwen Financial Corp.*               300           4,470
                                                ------------
                                                      50,034
                                                ------------
  TOTAL FINANCIALS                                   557,960
                                                ------------
  HEALTH CARE -- 1.7%
    HEALTH CARE FACILITIES -- 1.0%
    Medcath Corp.*                       485          14,594
                                                ------------
    MANAGED HEALTH CARE -- 0.3%
    Magellan Health Services,
      Inc.*                              120           5,112
                                                ------------
    PHARMACEUTICALS -- 0.4%
    New River
      Pharmaceuticals, Inc.*             230           5,918
                                                ------------
  TOTAL HEALTH CARE                                   25,624
                                                ------------
  INDUSTRIALS -- 13.9%
    AEROSPACE & DEFENSE -- 2.1%
    Esterline Technologies
      Corp.*                             265           8,947
    Orbital Sciences Corp.*              790          14,828
    Teledyne Technologies,
      Inc.*                              200           7,920
                                                ------------
                                                      31,695
                                                ------------
    BUILDING PRODUCTS -- 0.6%
    NCI Building Systems,
      Inc.*                              165           9,598
                                                ------------
    CONSTRUCTION & ENGINEERING -- 0.5%
    Comfort Systems USA, Inc.            645           7,392
                                                ------------
    CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 0.8%
    Freightcar America, Inc.             245          12,985
                                                ------------
    DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 2.5%
    Viad Corp.                         1,105          39,128
                                                ------------
    ELECTRICAL COMPONENTS & EQUIPMENT -- 3.2%
    LSI Industries, Inc.                 850          13,812
    Regal-Beloit Corp.                   250          10,875
    Superior Essex, Inc.*                595          20,379
    Woodward Governor Co.                135           4,528
                                                ------------
                                                      49,594
                                                ------------


                                      SHARES       VALUE
                                      ------       -----
    INDUSTRIAL MACHINERY -- 1.6%
    ESCO Technologies, Inc.*             190    $      8,748
    Valmont Industries, Inc.             105           5,486
    Watts Water Technologies,
      Inc. - Class A                     310           9,846
                                                ------------
                                                      24,080
                                                ------------
    TRADING COMPANIES & DISTRIBUTORS -- 1.6%
    Lawson Products, Inc.                595          24,942
                                                ------------
    TRUCKING -- 1.0%
    Dollar Thrifty Automotive
      Group, Inc.*                       330          14,708
                                                ------------
  TOTAL INDUSTRIALS                                  214,122
                                                ------------
  INFORMATION TECHNOLOGY -- 10.7%
    COMMUNICATIONS EQUIPMENT -- 2.5%
    Belden CDT, Inc.                     570          21,791
    C-COR.net Corp.*                     805           6,907
    Powerwave Technologies,
      Inc.*                            1,325          10,070
                                                ------------
                                                      38,768
                                                ------------
    COMPUTER HARDWARE -- 0.6%
    Palm, Inc.*                          600           8,736
                                                ------------
    ELECTRONIC EQUIPMENT MANUFACTURERS -- 1.2%
    Coherent, Inc.*                      325          11,264
    Electro Scientific
      Industries, Inc.*                  345           7,107
                                                ------------
                                                      18,371
                                                ------------
    ELECTRONIC MANUFACTURING SERVICES -- 0.9%
    CTS Corp.                          1,000          13,780
                                                ------------
    INTERNET SOFTWARE & SERVICES -- 2.5%
    Cogent Communications
      Group, Inc.*                     1,110          12,865
    Internet Capital Group,
      Inc.*                              625           5,906
    United Online Inc                  1,065          12,972
    webMethods, Inc.*                    840           6,426
                                                ------------
                                                      38,169
                                                ------------
    IT CONSULTING & OTHER SERVICES -- 1.9%
    Covansys Corp.*                      615          10,541
    MAXIMUS, Inc.                        515          13,441
    Modis Professional
      Services, Inc.*                    370           5,591
                                                ------------
                                                      29,573
                                                ------------
    SEMICONDUCTOR EQUIPMENT -- 0.6%
    Cohu, Inc.                           350           6,241
    Credence Systems Corp.*              805           2,294
                                                ------------
                                                       8,535
                                                ------------
    SEMICONDUCTORS -- 0.5%
    DSP Group, Inc*                      350           7,998
                                                ------------
  TOTAL INFORMATION TECHNOLOGY                       163,930
                                                ------------
  MATERIALS -- 6.3%
    CONSTRUCTION MATERIALS -- 0.5%
    Texas Industries, Inc.               160           8,329
                                                ------------
    DIVERSIFIED METALS & MINING -- 0.3%
    Compass Minerals
      International, Inc.                170           4,813
                                                ------------
    METAL & GLASS CONTAINERS -- 1.0%
    Greif Brothers Corp. -
      Class A                            190          15,221
                                                ------------
    PAPER PRODUCTS -- 0.8%
    Glatfelter                           900          12,195
                                                ------------

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Value Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) -- CONTINUED

================================================================================

                                      SHARES       VALUE
                                      ------       -----
    SPECIALTY CHEMICALS -- 2.6%
    Fuller,  Co.                       1,420    $     33,285
    PolyOne Corp.*                       835           6,955
                                                ------------
                                                      40,240
                                                ------------
    STEEL -- 1.1%
    Castle  & Co.                        320           8,589
    Ryerson Tull, Inc.                   180           3,940
    Wheeling-Pittsburgh Corp.*           225           3,850
                                                ------------
                                                      16,379
                                                ------------
  TOTAL MATERIALS                                     97,177
                                                ------------
  TELECOMMUNICATION SERVICES -- 0.6%
    INTEGRATED TELECOMMUNICATION SERVICES -- 0.6%
    TALK America Holdings,
      Inc.*                              975           9,262
                                                ------------
  TOTAL TELECOMMUNICATION SERVICES                     9,262
                                                ------------
  UTILITIES -- 3.2%
    GAS UTILITIES -- 3.2%
    EnergySouth, Inc.                    200           6,750
    Nicor, Inc.                          230           9,835
    Northwest Natural Gas Co.            830          32,602
                                                ------------
                                                      49,187
                                                ------------
  TOTAL UTILITIES                                     49,187
                                                ------------
  TOTAL COMMON STOCK
    (Cost $1,380,592)                              1,491,343
                                                ------------
SHORT-TERM INVESTMENTS -- 3.0%
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series            22,686          22,686
    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series            22,686          22,686
                                                ------------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $45,372)                                    45,372
                                                ------------

TOTAL INVESTMENTS -- 100.0%
    (Cost $1,425,964)(1)                        $  1,536,715
                                                ============

*    Non-income producing security.

(1) The cost for Federal income tax purposes is $1,426,863. At September 30, 2006 net unrealized appreciation was $109,852. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $154,263, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $44,411.

WILMINGTON FUNDS -- ETF ALLOCATION FUND / ETF Allocation Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                      SHARES       VALUE
                                      ------       -----
EXCHANGE TRADED FUNDS -- 96.6%
    iShares Cohen & Steers Realty
     Majors Index Fund                32,658  $    2,998,004
    iShares MSCI EAFE Index Fund     109,919       7,447,012
    iShares MSCI Emerging
     Markets Index Fund               15,102       1,461,421
    iShares Russell 1000 Value
     Index Fund                      229,326      17,674,155
                                              --------------
    TOTAL EXCHANGE TRADED FUNDS
     (Cost $28,082,411)                           29,580,592
                                              --------------
SHORT-TERM INVESTMENTS -- 3.4%
    BlackRock Liquidity Funds
     TempCash Portfolio -
     Institutional Series            514,165         514,165
    BlackRock Liquidity Funds
     TempFund Portfolio -
     Institutional Series            514,165         514,165
                                              --------------
    TOTAL SHORT-TERM INVESTMENTS
     (Cost $1,028,330)                             1,028,330
                                              --------------

TOTAL INVESTMENTS -- 100.0%
    (Cost $29,110,741)(1)                     $    30,608,922
                                              ===============

----------
(1) The cost for Federal income tax purposes is $29,163,057. At September 30, 2006 net unrealized appreciation was $1,445,865. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,445,865.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS / Aggressive Asset Allocation Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)
  (Showing Percentage of Total Investments)
================================================================================



                                     SHARES         VALUE
                                     ------         -----
AFFILIATED INVESTMENT COMPANIES+ -- 100.0%
     Wilmington Multi-Manager
     International Fund           1,386,787  $   14,283,905
     Wilmington Multi-Manager
     Large-Cap Fund                 913,733      11,686,649
     Wilmington Multi-Manager
     Mid-Cap Fund                   182,254       2,334,675
     Wilmington Multi-Manager
     Real Asset Fund                446,811       6,836,211
     Wilmington Multi-Manager
     Small-Cap Fund                 111,338       1,556,505
     Wilmington Prime Money
     Market Fund                  1,932,651       1,932,651
                                              --------------
  Total AFFILIATED INVESTMENT COMPANIES
    (Cost $35,136,984)                            38,630,596
                                              --------------

TOTAL INVESTMENTS -- 100.0%
    (Cost $35,136,984)(1)                     $   38,630,596
                                              ==============


(1) The cost for Federal income tax purposes is $35,263,202. At September 30, 2006 net unrealized appreciation was $3,367,394. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,367,394.

+ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS / Moderate Asset Allocation Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)
  (Showing Percentage of Total Investments)
================================================================================


                                     SHARES         VALUE
                                     ------         -----
AFFILIATED INVESTMENT COMPANIES+ -- 100.0%
    Wilmington Multi-Manager
      International Fund             492,992   $   5,077,815
    Wilmington Multi-Manager
      Large-Cap Fund                 360,688       4,613,200
    Wilmington Multi-Manager
     Mid-Cap Fund*                    59,962         768,114
    Wilmington Multi-Manager
     Real Asset Fund                 195,769       2,995,268
    Wilmington Multi-Manager
     Small-Cap Fund                   36,645         512,293
    Wilmington
      Short/Intermediate-Term
      Bond Fund                      881,029       8,775,048
    Wilmington Prime Money
      Market Fund                  2,674,970       2,674,970
                                               -------------
  Total AFFILIATED INVESTMENT COMPANIES
   (Cost $22,812,086)                             25,416,708
                                               -------------

TOTAL INVESTMENTS -- 100.0%
    (Cost $22,812,086)                         $  25,416,708
                                               =============

    The cost for Federal income tax purposes is $22,960,303. At September 30, 2006 net unrealized appreciation was $2,456,405. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,456,405.
+ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS / Conservative Asset Allocation Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)
  (Showing Percentage of Total Investments)
================================================================================


                                      SHARES         VALUE
                                      ------         -----

AFFILIATED INVESTMENT COMPANIES+ -- 100.0%
    Wilmington Multi-Manager
      International Fund              45,266    $    466,237
    Wilmington Multi-Manager
      Large-Cap Fund                  34,041         435,379
    Wilmington Multi-Manager
      Real Asset Fund                 18,418         281,793
    Wilmington Multi-Manager
      Small-Cap Fund                   5,193          72,605
    Wilmington
      Short/Intermediate-Term
      Bond Fund                      195,702       1,949,193
    Wilmington Prime Money
      Market Fund                    395,361         395,361
                                                ------------
   Total AFFILIATED INVESTMENT COMPANIES
   (Cost $3,441,707)                              3,600,568
                                                ------------

TOTAL INVESTMENTS -- 100.0%
    (Cost $3,441,707)(1)                        $  3,600,568
                                                ============


(1) The cost for Federal income tax purposes is $3,459,219. At September 30, 2006 net unrealized appreciation was $141,349. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $141,349.
+ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

ROXBURY SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                     -------  --------------
COMMON STOCK -- 97.0%
  CONSUMER DISCRETIONARY -- 12.1%
    DIVERSIFIED CONSUMER SERVICES-- 2.3%
    Laureate Education, Inc.*         92,610  $    4,432,315
                                              --------------
    HOTELS, RESTAURANTS, & LEISURE-- 1.9%
    Ruby Tuesday, Inc.                84,291       2,376,163
    Texas Roadhouse, Inc. -
      Class A*                        99,110       1,217,071
                                              --------------
                                                   3,593,234
                                              --------------
    INTERNET & CATALOG RETAIL -- 1.7%
    Nutri System Inc*                 54,415       3,389,510
                                              --------------
    SPECIALTY RETAIL -- 5.2%
    Aeropostale, Inc.*                59,710       1,745,323
    Build-A-Bear-Workshop,
      Inc.*                          100,900       2,297,493
    Citi Trends, Inc.*                59,010       2,036,435
    Cost Plus, Inc.*                  90,905       1,088,133
    Stage Stores, Inc.                30,275         888,269
    Urban Outfitters, Inc.*          108,735       1,923,522
                                              --------------
                                                   9,979,175
                                              --------------
    TEXTILES,APPAREL & LUXURY GOODS-- 1.0%
    Quicksilver, Inc.*               161,270       1,959,430
                                              --------------
  Total Consumer Discretionary                    23,353,664
                                              --------------
  CONSUMER STAPLES -- 1.2%
    PERSONAL PRODUCTS -- 1.2%
    Herbalife, Ltd.*                  58,600       2,219,768
                                              --------------
  Total Consumer Staples                           2,219,768
                                              --------------
  ENERGY -- 5.2%
    ENERGY EQUIPMENT & SERVICES -- 4.0%
    Hercules Offshore, Inc.*          71,185       2,210,294
    Todco - Class A*                  46,020       1,592,292
    Unit Corp.*                       44,205       2,032,104
    Universal Compression
      Holdings, Inc.*                 33,775       1,805,274
                                              --------------
                                                   7,639,964
                                              --------------
    OIL & GAS EQUIPMENT & SERVICES-- 1.2%
    Superior Energy Services,
      Inc.*                           89,930       2,361,562
                                              --------------
  Total Energy                                    10,001,526
                                              --------------
  FINANCIALS -- 10.4%
    CAPITAL MARKETS -- 4.2%
    Affiliated Managers
      Group, Inc.*                    54,530       5,458,998
    optionsXpress Holdings,
      Inc.                            95,470       2,661,704
                                              --------------
                                                   8,120,702
                                              --------------
    DIVERSIFIED FINANCIAL SERVICES-- 0.6%
    PGT, Inc.*                        83,220       1,170,073
                                              --------------
    INSURANCE -- 1.2%
    Navigators Group, Inc.*           48,745       2,340,247
                                              --------------
    REAL ESTATE INVESTMENT TRUSTS -- 2.2%
    Alexandria Real Estate
      Equtiies, Inc.                  17,095       1,603,511
    Lasalle Hotel Properties          59,270       2,568,762
                                              --------------
                                                   4,172,273
                                              --------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT-- 2.2%
    Jones Lang LaSalle, Inc.          11,240         960,795
    Trammell Crow Co.*                88,425       3,228,397
                                              --------------
                                                   4,189,192
                                              --------------
  Total Financials                                19,992,487
                                              --------------

                                      SHARES         VALUE
                                     -------  --------------
  HEALTH CARE -- 17.1%
    BIOTECHNOLOGY -- 1.9%
    PDL BioPharma, Inc.*             110,790  $    2,127,168
    Senomyx, Inc.*                    97,950       1,505,492
                                              --------------
                                                   3,632,660
                                              --------------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 6.4%
    American Medical Systems
      Holdings, Inc.*                140,680       2,592,732
    Gen-Probe, Inc.*                  58,970       2,765,103
    Intermagnetics General
      Corp.*                         113,750       3,076,938
    NMT Medical, Inc.*                98,925       1,528,391
    SonoSite, Inc.*                   50,415       1,431,786
    Spectranetics Corp.*              83,340         975,078
                                              --------------
                                                  12,370,028
                                              --------------
    HEALTH CARE PROVIDERS & SERVICES-- 4.7%
    Pediatrix Medical Group,
      Inc.*                           32,675       1,489,980
    PSS World Medical, Inc.*         153,530       3,069,064
    Sunrise Senior Living,
      Inc.*                           94,255       2,815,397
    United Surgical Partners
      International, Inc.*            67,225       1,669,197
                                              --------------
                                                   9,043,638
                                              --------------
    HEALTH CARE TECHNOLOGY -- 1.3%
    Per-Se Technologies, Inc.*       110,450       2,516,051
                                              --------------
    PHARMACEUTICALS -- 2.8%
    Adams Respiratory
      Therapeutics*                   53,985       1,975,311
    Sciele Pharmaceutical Co.*       174,340       3,284,566
                                              --------------
                                                   5,259,877
                                              --------------
  Total Health Care                               32,822,254
                                              --------------
  INDUSTRIALS -- 23.7%
    AEROSPACE & DEFENSE -- 2.3%
    Armor Holdings, Inc.*             49,870       2,859,047
    Moog, Inc. - Class A*             43,450       1,505,977
                                              --------------
                                                   4,365,024
                                              --------------
    AIR FREIGHT & LOGISTICS -- 1.4%
    UTI Worldwide, Inc.               98,830       2,764,275
                                              --------------
    BUILDING PRODUCTS-- 1.7%
    NCI Building Systems,
      Inc.*                           54,965       3,197,314
                                              --------------
    COMMERCIAL SERVICES & SUPPLIES-- 9.0%
    Huron Consulting Group,
      Inc.*                           53,425       2,094,260
    Innerworkings, Inc.*              93,335       1,096,686
    Kenexa Corp.*                     86,640       2,185,061
    Mobile Mini, Inc.*               112,985       3,209,904
    Resources Connection,
      Inc.*                           54,520       1,460,591
    The Advisory Board Co.*           72,290       3,652,091
    Waste Connections, Inc.*          97,510       3,696,604
                                              --------------
                                                  17,395,197
                                              --------------
    CONSTRUCTION & ENGINEERING -- 2.2%
    Perini Corp.*                    100,595       2,100,424
    Williams Scotsman
      International, Inc.*           101,840       2,175,302
                                              --------------
                                                   4,275,726
                                              --------------
    ELECTRICAL EQUIPMENT -- 1.3%
    Energy Conversion
      Devices, Inc.*                  67,855       2,513,349
                                              --------------
    INDUSTRIAL GASES -- 1.0%
    Airgas, Inc.                      53,800       1,945,946
                                              --------------
    MACHINERY -- 0.7%
    IDEX Corp.                        30,930       1,331,537
                                              --------------

ROXBURY SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                     -------  --------------
    TRADING COMPANIES & DISTRIBUTORS-- 2.6%
    Interline Brands, Inc.*           75,665  $    1,867,412
    The Andersons, Inc.               55,665       1,900,960
    Wesco International, Inc.*        22,727       1,318,848
                                              --------------
                                                   5,087,220
                                              --------------
    TRUCKING -- 1.5%
    Landstar System, Inc.             65,235       2,785,534
                                              --------------
  Total Industrials                               45,661,122
                                              --------------
  INFORMATION TECHNOLOGY -- 27.3%
    COMMUNICATIONS EQUIPMENT -- 7.7%
    Alvarion Ltd.*                   115,130         735,681
    Bookham, Inc.*                   149,275         480,666
    CIENA Corp.*                      39,576       1,078,446
    Comtech Group, Inc.*             149,280       2,234,722
    Harmonic, Inc.*                  292,770       2,151,859
    Oplink Communications,
      Inc.*                           65,965       1,317,981
    Sirenza Microdevices,
      Inc.*                          141,495       1,117,810
    Superior Essex, Inc.*            107,245       3,673,141
    Symmetricom, Inc.*               254,460       2,053,492
                                              --------------
                                                  14,843,798
                                              --------------
    COMPUTERS & PERIPHERALS-- 2.5%
    Electronics for Imaging,
      Inc.*                          135,485       3,099,897
    Novatel Wireless, Inc.*          115,595       1,113,180
    Synaptics, Inc.*                  25,185         613,758
                                              --------------
                                                   4,826,835
                                              --------------
    ELECTRONIC EQUIPMENT MANUFACTURERS-- 1.0%
    Itron, Inc.*                      32,925       1,837,215
                                              --------------
    INTERNET SOFTWARE & SERVICES -- 3.6%
    Digital Insight Corp.*            33,565         984,126
    Equinix, Inc.*                    62,840       3,776,684
    Interwoven, Inc.*                202,615       2,234,843
                                              --------------
                                                   6,995,653
                                              --------------
    IT SERVICES -- 3.9%
    Alliance Data Systems
      Corp.*                          78,350       4,324,136
    Gartner, Inc. - Class A*          82,855       1,457,419
    WNS Holdings Ltd.*                60,150       1,717,283
                                              --------------
                                                   7,498,838
                                              --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-- 6.9%
    ANADIGICS, Inc.*                 115,765         828,877
    Emcore Corp.*                    163,035         965,167
    FEI Co.*                         134,160       2,832,118
    International Rectifier
      Corp.*                          37,315       1,300,055
    Netlogic Microsystems,
      Inc.*                           64,105       1,626,344
    Sigma Designs, Inc.*              40,342         603,113
    Silicon Image, Inc.*             250,375       3,184,770
    Supertex, Inc.*                   50,900       1,978,483
                                              --------------
                                                  13,318,927
                                              --------------
    SOFTWARE -- 1.7%
    Witness Systems, Inc.*           185,520       3,252,166
                                              --------------
  Total Information Technology                    52,573,432
                                              --------------
  Total Common Stock
    (Cost $166,079,398)                          186,624,253
                                              --------------
SHORT-TERM INVESTMENTS -- 3.0%
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series         2,925,865       2,925,865

                                      SHARES         VALUE
                                     -------  --------------
    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series         2,925,864  $    2,925,864
                                              --------------
  Total Short-Term Investments
    (Cost $5,851,729)                              5,851,729
                                              --------------

TOTAL INVESTMENTS -- 100.0%
    (Cost $171,931,127)(1)                    $  192,475,982
                                              ==============

----------
*   Non-income producing security.
(1) The cost for Federal income tax purposes is $172,867,558. At September 30, 2006 net unrealized appreciation was $19,608,424. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $23,743,253, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $4,134,829.

ROXBURY MID-CAP FUND
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                      SHARES       VALUE
                                      ------  --------------
COMMON STOCK -- 97.5%
  CONSUMER DISCRETIONARY -- 16.8%
    DIVERSIFIED CONSUMER SERVICES -- 4.4%
    Bright Horizons Family
      Solutions, Inc.*                 3,000  $      125,190
    Strayer Education, Inc.            2,500         270,525
    WNS Holdings Ltd.*                 5,000         142,750
                                              --------------
                                                     538,465
                                              --------------
    HOMEFURNISHING RETAIL -- 2.2%
    Bed Bath & Beyond, Inc.*           6,900         263,994
                                              --------------
    SPECIALTY RETAIL-- 10.2%
    Circuit City Stores, Inc.
      - Carmax Group*                  6,200         258,602
    Guitar Center, Inc.*               4,700         209,996
    PetSmart                           9,200         255,300
    Tractor Supply Co.*                5,600         270,256
    Urban Outfitters, Inc.*           14,200         251,198
                                              --------------
                                                   1,245,352
                                              --------------
  Total Consumer Discretionary                     2,047,811
                                              --------------
  CONSUMER STAPLES -- 3.2%
    PERSONAL PRODUCTS -- 3.2%
    Herbalife, Ltd.*                  10,300         390,164
                                              --------------
  Total Consumer Staples                             390,164
                                              --------------
  ENERGY -- 5.6%
    ENERGY EQUIPMENT & SERVICES -- 5.6%
    National Oilwell, Inc.*            3,700         216,635
    Noble Corp.                        3,800         243,884
    Weatherford
      International, Inc.*             5,500         229,460
                                              --------------
                                                     689,979
                                              --------------
  Total Energy                                       689,979
                                              --------------
  FINANCIALS -- 15.3%
    ASSET MANAGEMENT & CUSTODY BANKS-- 2.2%
    Legg Mason, Inc.                   2,700         272,322
                                              --------------
    CAPITAL MARKETS-- 2.1%
    Nuveen Investments -
      Class A                          5,000         256,150
                                              --------------
    COMMERCIAL BANKS -- 2.0%
    Commerce Bancorp, Inc.             3,300         121,143
    East West Bancorp, Inc.            3,100         122,791
                                              --------------
                                                     243,934
                                              --------------
    INSURANCE -- 1.9%
    Willis Group Holdings Ltd.         6,200         235,600
                                              --------------
    REAL ESTATE INVESTMENT TRUSTS-- 2.1%
    Sunstone Hotel Investors,
      Inc.                             8,500         252,620
                                              --------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT-- 2.9%
    CB Richard Ellis Group,
      Inc.*                           14,300         351,780
                                              --------------
    THRIFTS & MORTGAGE FINANCING -- 2.1%
    Hudson City Bancorp, Inc.         18,900         250,425
                                              --------------
  Total Financials                                 1,862,831
                                              --------------
  HEALTH CARE -- 21.2%
    HEALTH CARE EQUIPMENT & SUPPLIES-- 12.6%
    Arthrocare Corp.*                  6,800         318,648
    Cytyc Corp.*                      10,100         247,248
    Gen-Probe, Inc.*                   5,200         243,828
    Intuitive Surgical, Inc.*          3,200         337,440
    Lifecell Corp.*                    4,200         135,324
    The Cooper Companies, Inc.         4,700         251,450
                                              --------------
                                                   1,533,938
                                              --------------

                                   SHARES         VALUE
    HEALTH CARE PROVIDERS & SERVICES-- 3.6%
    Henry Schein, Inc.*                4,900  $      245,686
    Psychiatric Solutions,
      Inc.*                            5,500         187,495
                                              --------------
                                                     433,181
                                              --------------
    LIFE SCIENCES TOOLS & SERVICES-- 4.0%
    Millipore Corp.*                   4,100         251,330
    Ventana Medical Systems,
      Inc.*                            5,900         240,897
                                              --------------
                                                     492,227
                                              --------------
    PHARMACEUTICALS -- 1.0%
    Endo Pharmaceuticals
      Holdings, Inc.*                  3,900         126,945
                                              --------------
  Total Health Care                                2,586,291
                                              --------------
  INDUSTRIALS -- 11.8%
    AIR FREIGHT & LOGISTICS -- 2.9%
    UTI Worldwide, Inc.               12,800         358,016
                                              --------------
    COMMERCIAL SERVICES & SUPPLIES-- 4.3%
    Stericycle, Inc.*                  3,750         261,712
    The Corporate Executive
      Board Co.                        2,850         256,244
                                              --------------
                                                     517,956
                                              --------------
    HUMAN RESOURCE & EMPLOYMENT SERVICES-- 2.0%
    Monster Worldwide, Inc.*           6,725         243,378
                                              --------------
    TRADING COMPANIES & DISTRIBUTORS -- 2.6%
    MSC Industrial Direct
      Co., Inc. - Class A              7,900         321,846
                                              --------------
  Total Industrials                                1,441,196
                                              --------------
  INFORMATION TECHNOLOGY -- 18.4%
    COMMUNICATIONS EQUIPMENT -- 1.2%
    F5 Networks, Inc.*                 2,700         145,044
                                              --------------
    INTERNET SOFTWARE & SERVICES-- 2.6%
    j2 Global Communications,
      Inc.*                            5,200         141,284
    Webex Communications,
      Inc.*                            4,600         179,492
                                              --------------
                                                     320,776
                                              --------------
    IT SERVICES -- 6.8%
    Alliance Data Systems
      Corp.*                           8,500         469,115
    Global Payments, Inc.              4,400         193,644
    Heartland Payment
      Systems, Inc.                    6,400         166,400
                                              --------------
                                                     829,159
                                              --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-- 6.7%
    Hittite Microwave Corp.*           2,850         126,825
    Microchip Technology, Inc.         8,400         272,328
    Microsemi Corp.*                   9,600         180,960
    Silicon Laboratories,
      Inc.*                            7,600         235,752
                                              --------------
                                                     815,865
                                              --------------
    SOFTWARE -- 1.1%
    Citrix Systems, Inc.*              3,800         137,598
                                              --------------
  Total Information Technology                     2,248,442
                                              --------------
  TELECOMMUNICATION SERVICES -- 5.2%
    WIRELESS TELECOMMUNICATION SERVICES-- 5.2%
    NII Holdings, Inc.*               10,200         634,032
                                              --------------
  Total Telecommunication Services                   634,032
                                              --------------
  Total Common Stock
    (Cost $10,590,839)                            11,900,746
                                              --------------

ROXBURY MID-CAP FUND
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2006 (UNAUDITED) - CONTINUED
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                      SHARES       VALUE
                                      ------  --------------
SHORT-TERM INVESTMENTS -- 2.5%
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series           154,428  $      154,428

    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series           154,428  $      154,428
                                              --------------
  Total Short-Term Investments
    (Cost $308,856)                                  308,856
                                              --------------

TOTAL INVESTMENTS -- 100.0%
    (Cost $10,899,695)(1)                     $   12,209,602
                                              ==============

----------
*   Non-income producing security.
(1) The cost for Federal income tax purposes is $10,899,695. At September 30, 2006 net unrealized appreciation was $1,309,907. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,682,305, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $372,398.

Roxbury Micro Cap Fund
--------------------------------------------------------------------------------
  Investments / September 30, 2006 (Unaudited)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                             Shares         Value
COMMON STOCK -- 4.0%
  Energy -- 4.0%
    Oil, Gas & Consumable Fuel -- 4.0%
    Far East Energy Corp.*(1)                4,307         $4,910
                                             ---------------------
   Total Common Stock
   (Cost $5,814)                                            4,910
                                             ---------------------
SHORT-TERM INVESTMENTS -- 96.0%
     BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series                   6,449          6,449
     BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series                   6,449          6,449
    PNC Money Market                       105,662        105,662

                                             ---------------------
  Total Short-Term Investments
   (Cost $118,560)                                         118,560
                                             ---------------------

TOTAL INVESTMENTS -- 100.0%
    (Cost $124,374)(2)                        $            123,470
                                             =====================
* Non-income producing security.
(1) Security is a Private Investment in Public Equity (PIPE).
(2) The cost for Federal income tax purposes is $124,374. At September 30, 2006 net unrealized depreciation was $904. This consisted of aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $904.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   WT MUTUAL FUND
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ NEIL WOLFSON
                        --------------------------------------------------------
                           Neil Wolfson, President & Chief Executive Officer (principal executive officer)

Date              11/29/06
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ NEIL WOLFSON
                           -----------------------------------------------------
                           Neil Wolfson, President & Chief Executive Officer (principal executive officer)

Date              11/29/06
     ---------------------------------------------------------------------------


By (Signature and Title)* /s/ JOHN J. KELLEY
                         -------------------------------------------------------
                        John J. Kelley, Vice President, Chief Financial Officer, Treasurer & Secretary
                        (principal financial officer)


Date              11/29/06
     ---------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.